UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number	811-05485

Atlas Funds
(Exact name of registrant as specified in charter)

794 Davis Street, San Leandro, California			94577-6900
(Address of principal executive offices)			(Zip code)

W. Lawrence Key, President, Atlas Funds 794 Davis Street, San Leandro, California 94577-6900
(Name and address of agent for service)

Registrant’s telephone number, including area code:		(510) 297-7444

Date of fiscal year end:	12/31/2006

Date of reporting period:	06/30/2006

Item 1. Reports to Stockholders.

The semi-annual report for the period January 1, 2006 through June 30, 2006 is filed herewith.

Atlas Funds

Semi-Annual Report

June 30, 2006

The investments you want from the people you trust.®

Table of Contents

Letter from the Chairman of the Board	2

Atlas Funds Financial Information

Atlas Stock and Bond Funds Total Returns	4

Shareholder Expenses	5

Statements of Investments in Securities and Net Assets	6

Statements of Assets and Liabilities	56

Statements of Operations	60

Statements of Changes in Net Assets	64

Financial Highlights	72

Notes to Financial Statements	82

Portfolio Proxy Voting Policies and Procedures/Availability of Quarterly Portfolio Schedule	97

Approval of Investment Sub-Advisory Agreements	97

S&P 500 Index Master Portfolio	101

This material must be preceded or accompanied by a prospectus. Please carefully consider the investment objectives, risks, charges, and expenses of Atlas products before investing. The prospectus contains these details and other information. Please call 1-800-933-2852, visit www.atlasfunds.com or see your Atlas Representative for a prospectus and read it carefully before investing.

Performance data quoted represents past performance and does not guarantee future results. Current performance may be lower or higher than the data quoted. For the current to most recent month-end performance data, call 1-800-933-2852. The investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.

NOT FDIC INSURED • NOT A DEPOSIT • NO BANK GUARANTEE • MAY LOSE VALUE • NOT INSURED BY ANY FEDERAL GOVERNMENT AGENCY

From the office of Marion O. Sandler

Chairman of the Board

Dear Valued Shareholder:

Thank you for investing in Atlas Funds. Atlas is committed to providing competitive funds with outstanding personal service. We have always taken our responsibility to shareholders very seriously and are dedicated to bringing you "The investments you want from the people you trust."

Changes for Atlas Balanced Fund and Atlas Value Fund

Effective July 31, 2006, Atlas Balanced Fund's investment strategy will change to provide greater opportunity for capital appreciation and to generate current income through dividends. The investment strategy will focus on an equity income approach of investing primarily in dividend-paying stocks. To reflect this change, the Fund will be renamed the Atlas Dual Focus Fund. The Atlas Board of Trustees has approved Fund Asset Management, L.P. ("FAM") as the new sub-advisor to the Fund. The Atlas Board of Trustees also approved FAM as the new sub-advisor to the Atlas Value Fund, effective July 31, 2006.

The importance of an asset allocation strategy

Equity markets, and to a lesser degree bond markets, got off to a strong start this year but lost ground in the final weeks of the six-month reporting period. The ups and downs of the investment markets during the first half of the year should remind all investors of the importance of a consistent, well-thought-out, long-term investment strategy. Such a strategy increases your chances of reaching your financial goals regardless of unforeseen world events or an uncertain interest rate climate. Effective asset allocation—spreading your investment dollars across stocks, bonds, and cash in a way that is consistent with helping you meet your long-term goals—is essential to successful investing. Experienced investors know that broad diversification can reduce the impact that one underperforming asset class can have on an investment portfolio in the short term. However, asset allocation does not ensure a profit or guarantee against a loss. Ask your Atlas Representative to review your portfolio with you on a regular basis for appropriate asset allocation as your needs, goals, and tolerance for risk evolve.

Thank you for the confidence you have placed in Atlas.

We appreciate the trust and confidence you have placed in us. As always, you may call 1-800-933-ATLAS (1-800-933-2852) with any questions or to schedule a free portfolio review with an Atlas Representative at a nearby World branch to help ensure your current investments continue to meet your financial needs. Or, visit us online anytime, day or night, at www.atlasfunds.com.

Sincerely,

Marion O. Sandler
Chairman of the Board

Please carefully consider the investment objectives, risks, charges and expenses of the Atlas products before investing. The prospectus contains these details and other information. Please call 1-800-933-ATLAS, visit www.atlasfunds.com or see your Atlas Representative for a prospectus and read it carefully before investing.

Distributed by Atlas Securities, Inc., a registered broker-dealer.

NOT FDIC INSURED • NOT A DEPOSIT • NO BANK GUARANTEE • MAY LOSE VALUE • NOT INSURED BY ANY FEDERAL GOVERNMENT AGENCY

Atlas Stock and Bond Funds Total Returns  for periods ended June 30, 2006

			Average Annual Total Returns
	3 Months† %	6 Months† %	1 Year %	5 Years %	10 Years %	Since Inception %	Inception Date
Stock Funds
Balanced	(0.80)	2.10	5.46	0.82	2.83	4.47	9/30/93
Emerging Growth	(5.85)	8.12	14.85	3.64	—	6.93	4/30/97
Global Growth	(3.40)	3.26	17.77	7.42	12.86	12.76	4/30/96
Growth Opportunities	(4.92)	(0.72)	6.14	2.69	8.25	10.98	12/5/90
Independence Flagship#	(3.37)	0.75	5.79	—	—	5.46	5/1/02
Independence Star Spangled*#	(4.24)	1.32	—	—	—	—	12/01/05
S&P 500 Index*	(1.59)	2.48	8.07	1.96	7.77	9.81	7/2/93
Strategic Growth	(5.15)	(1.73)	7.24	(1.22)	4.10	6.22	9/30/93
Value Fund	(2.97)	(0.49)	4.11	—	—	5.91	5/1/02
Bond Funds
American Enterprise Bond*	(0.07)	(0.22)	(0.23)	—	—	1.92	5/1/03
California Municipal Bond	(0.24)	0.03	0.38	4.42	4.96	6.02	1/24/90
Independence Eagle Bond*#	(0.59)	(0.14)	—	—	—	—	12/01/05
National Municipal Bond	(0.23)	(0.05)	0.23	4.64	5.04	6.16	1/26/90
Strategic Income	(1.73)	(0.52)	0.58	7.14	6.29	6.23	5/20/96
U.S. Government and Mortgage Securities	(0.27)	(0.32)	(0.11)	3.42	4.95	6.17	1/19/90

†  Returns for periods less than a full year are aggregate (non-annualized) returns.

*  Some of the Fund's expenses currently are being absorbed by the Adviser. Without expense waivers and reimbursements, the Fund's total return would have been lower.

#  As a fund of funds, the Fund will pay a portion of the expenses of the underlying funds that make up its portfolio in addition to the Fund's own expenses.

The data above represents past performance and does not guarantee future results. Current performance may be lower or higher than the data quoted. For the current to most recent month-end performance data call 1-800-933-2852. The investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Total returns assume reinvestment of dividends and capital gains. Please carefully consider the investment objectives, risks, charges, and expenses of Atlas products before investing. The prospectus contains these details and other information. Please call 1-800-933-2852, visit www.atlasfunds.com or see your Atlas Representative for a prospectus and read it carefully before investing. While there are no sales charges associated with Atlas Funds, other ongoing charges may apply.

A redemption fee of 2% will be applied to shares of the Atlas Global Growth Fund that are redeemed within 60 days of their purchase. The performance data does not reflect the deduction of this fee. If the fee were reflected, returns would be lower than quoted.

The Emerging Growth Fund involves greater risks associated with investing in small and emerging growth companies. Small company stocks may be more volatile than large company stocks, resulting in greater share price fluctuations. Foreign investing involves greater risk due to currency fluctuation, political uncertainty, and changes in economic conditions. The Strategic Income Fund involves the risks associated with investing in high-yield low-rated bonds known as "junk bonds," which are subject to more volatility and less liquidity than higher-rated bonds, and have a greater chance of default on interest and principal payments. There are risks associated with an investment in a bond fund including interest rate, credit, and inflation risks. When interest rates decline, mortgage-backed securities are subject to prepayment of principal. All bond fund investments are affected by changes in interest rates. Prices of bonds in a fund will decline as interest rates rise and vice versa. This may affect the value of your investments in the fund. The risks associated with each of the underlying Atlas Funds are in proportion to their respective weighting within each Independence Portfolio and are described in the prospectus.

The California Municipal Funds are intended for residents of California only. Investors who reside outside of California may not receive the full benefit of tax-exempt features of these funds.

Distributions of capital gains are generally taxable. Distributions to certain municipal bond fund shareholders may be subject to alternative minimum tax.

The S&P 500 Index Fund invests all of its assets in a separate mutual fund, the Master Portfolio, which has the same investment objective. Performance shown for the S&P 500 Index Fund for periods prior to August 16, 2000, reflects that of the Master Portfolio, adjusted for current fund net operating expenses. "Standard & Poor's®", "S&P®", "S&P 500®", and "500®" are trademarks of The McGraw-Hill Companies, Inc. and have been licensed for use by Atlas Funds. The Fund is not sponsored, endorsed, sold or promoted by Standard & Poor's, and Standard & Poor's makes no representation regarding the advisability of investing in the Fund. Distributed by Atlas Securities, Inc., a registered broker-dealer.

NOT FDIC INSURED • NOT A DEPOSIT • NO BANK GUARANTEE • MAY LOSE VALUE • NOT INSURED BY ANY FEDERAL GOVERNMENT AGENCY

Shareholder Expenses  (unaudited)

As a shareholder of an Atlas Fund, you incur ongoing expenses, such as management fees, shareholder service fees, distribution fees and other fund expenses. The following table is intended to help you understand your ongoing expenses (in dollars and cents) of investing in a Fund and to compare these expenses with the ongoing expenses of investing in other funds.

The table is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from January 1, 2006 to June 30, 2006.

Actual Expenses

The first line under each Fund in the table below provides information about the actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line for your Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line under each Fund in the table below provides information about the hypothetical account values and hypothetical expenses based on each Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account value and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Atlas Funds	Beginning Account Value 01/01/06	Ending Account Value 06/30/06	Annualized Expense Ratio	Expenses Paid During Period*
Balanced Fund
Actual	$1,000.00	$1,021.00	1.22%	$6.11
Hypothetical	1,000.00	1,018.70	1.22%	6.11
Emerging Growth Fund
Actual	1,000.00	1,081.20	1.37%	7.07
Hypothetical	1,000.00	1,018.00	1.37%	6.85
Global Growth Fund[2]
Actual	1,000.00	1,032.60	1.27%	6.40
Hypothetical	1,000.00	1,018.50	1.27%	6.36
Growth Opportunities Fund
Actual	1,000.00	992.80	1.09%	5.39
Hypothetical	1,000.00	1,019.40	1.09%	5.46
Independence Flagship Fund[1]
Actual	1,000.00	1,007.50	0.43%	2.14
Hypothetical	1,000.00	1,022.70	0.43%	2.16
Independence Star Spangled Fund[1]
Actual	1,000.00	1,013.20	0.75%	4.38
Hypothetical	1,000.00	1,024.70	0.75%	4.41
S&P 500 Index Fund
Actual	1,000.00	1,024.80	0.61%	3.06
Hypothetical	1,000.00	1,021.80	0.61%	3.06
Strategic Growth Fund
Actual	1,000.00	982.70	1.22%	6.00
Hypothetical	1,000.00	1,018.70	1.22%	6.11
Value Fund
Actual	1,000.00	995.10	1.26%	6.23
Hypothetical	1,000.00	1,018.50	1.26%	6.31

Atlas Funds	Beginning Account Value 01/01/06	Ending Account Value 06/30/06	Annualized Expense Ratio	Expenses Paid During Period*
American Enterprise Bond Fund
Actual	$1,000.00	$997.80	0.45%	$2.23
Hypothetical	1,000.00	1,022.60	0.45%	2.26
California Municipal Bond Fund
Actual	1,000.00	1,000.30	0.92%	4.56
Hypothetical	1,000.00	1,020.20	0.92%	4.61
Independence Eagle Bond Fund[1]
Actual	1,000.00	998.60	0.08%	0.46
Hypothetical	1,000.00	1,028.60	0.08%	0.47
National Municipal Bond Fund
Actual	1,000.00	999.50	1.10%	5.45
Hypothetical	1,000.00	1,019.30	1.10%	5.51
Strategic Income Fund
Actual	1,000.00	994.80	1.23%	6.08
Hypothetical	1,000.00	1,018.70	1.23%	6.16
U.S. Government and Mortgage Securities Fund
Actual	1,000.00	996.80	1.05%	5.20
Hypothetical	1,000.00	1,019.60	1.05%	5.26
California Municipal Money Fund
Actual	1,000.00	1,012.90	0.64%	3.19
Hypothetical	1,000.00	1,021.60	0.64%	3.21
Money Market Fund
Actual	1,000.00	1,019.60	0.83%	4.16
Hypothetical	1,000.00	1,020.70	0.83%	4.16

*  Expenses are calculated using each Fund's annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (181 days), and divided by the number of days in the year (365 days).

1  Fund is not subject to distribution fees.

2  Fund charges a redemption fee of 2% to shares redeemed within 60 days of purchase.

Statements of Investments in Securities and Net Assets  June 30, 2006 (unaudited)

Atlas Balanced Fund
	shares or face amount	market value (note 1)
Common Stocks - 60.81%
Auto Parts & Equipment - 1.54%
Autoliv, Inc.	10,171	$575,373
Goodyear Tire & Rubber Co. (The) (b)(o)	11,255	124,931
Lear Corp. (o)	11,753	261,034
Banks - 4.47%
Commerce Bancshares, Inc.	10,525	526,776
First Citizens BancShares, Inc.	802	160,801
Huntington Bancshares, Inc.	24,530	578,417
M&T Bank Corp.	5,480	646,202
Mellon Financial Corp.	5,853	201,519
Northern Trust Corp.	8,110	448,483
TCF Financial Corp.	8,553	226,227
Beverages - .60%
PepsiAmericas, Inc.	16,908	373,836
Biotechnology - .45%
Biogen Idec, Inc. (b)	6,039	279,787
Building Materials - 1.20%
Martin Marietta Materials, Inc.	2,695	245,649
USG Corp. (b)(o)	6,937	505,915
Commercial Services - .74%
Equifax, Inc.	13,463	462,319
Construction Materials - .83%
Tech Data Corp. (b)	13,471	516,074
Consumer Electronics - .67%
Avnet, Inc. (b)	21,042	421,261
Diversified Commercial Services - .78%
Crown Castle International Corp. (b)	14,156	488,948
Diversified Financial Services - 2.54%
A.G. Edwards, Inc.	10,384	574,443
AmeriCredit Corp. (b)	13,482	376,417
CIT Group, Inc.	7,267	379,991
Federated Investors, Inc. - Class B	8,181	257,702
Electric - 5.00%
American Electric Power Co., Inc.	17,668	605,129
Edison International	16,997	662,883
Entergy Corp.	10,699	756,954
NRG Energy, Inc. (b)	11,811	569,054
Wisconsin Energy Corp.	13,051	525,955
Electrical Components & Equipment - .08%
Energizer Holdings, Inc. (b)	815	47,735
Environmental Services - .90%
Allied Waste Industries, Inc. (b)(o)	11,271	128,039
Republic Services, Inc.	10,831	436,923
Food - .41%
Hershey Co. (The)	4,705	259,104
Forest Products & Paper - .82%
Louisiana-Pacific Corp.	23,437	513,270
Gas - .76%
KeySpan Corp.	11,726	473,730
Household Products & Wares - 1.04%
Clorox Co.	10,632	648,233
Insurance - 13.74%
American Financial Group, Inc.	11,971	513,556
American National Insurance Co.	2,175	282,141
AmerUs Group Co.	9,150	535,733
Assurant, Inc.	12,383	599,337
Cigna Corp.	6,085	599,433
Cincinnati Financial Corp.	12,957	609,109
Hanover Insurance Group, Inc.	10,509	498,757

Atlas Balanced Fund	(continued)
	shares or face amount	market value (note 1)
MBIA, Inc. (o)	2,048	$119,910
MGIC Investment Corp.	6,339	412,035
Nationwide Financial Services, Inc. - Class A	11,502	507,008
Old Republic International Corp.	26,331	562,694
PMI Group (The), Inc.	12,258	546,462
Principal Financial Group, Inc.	3,374	187,763
Radian Group, Inc.	9,325	576,099
Safeco Corp.	8,394	473,002
StanCorp Financial Group, Inc.	10,306	524,678
Torchmark Corp.	9,749	591,959
UnumProvident Corp.	24,333	441,157
Iron & Steel - .92%
Steel Dynamics, Inc.	8,792	577,986
Leisure Time - .53%
Sabre Holdings Corp. - Class A	14,932	328,504
Media - .79%
Univision Communications, Inc. - Class A (b)	14,733	493,556
Miscellaneous - Manufacturing - 1.76%
Flowserve Corp. (b)	9,934	565,245
Spx Corp.	9,510	532,085
Oil & Gas - 2.15%
Hess Corp.	11,030	582,936
Sunoco, Inc.	7,122	493,483
W&T Offshore, Inc.	6,779	263,635
Packaged Foods - .92%
Meadwestvaco Corp.	20,631	576,224
Pharmaceuticals - 2.70%
AmerisourceBergen Corp.	14,697	616,098
King Pharmaceuticals, Inc. (b)	33,339	566,763
Watson Pharmaceuticals, Inc. (b)	21,518	500,939
Pipelines - 1.02%
Equitable Resources, Inc.	12,981	434,864
Kinder Morgan, Inc.	1,998	199,580
Real Estate Investment Trusts - 2.81%
Annaly Mortgage Management, Inc.	41,050	525,851
Crescent Real Estate Equities Co.	7,951	147,571
Duke Realty Corp.	15,935	560,115
New Century Financial Corp.	11,390	521,093
Retail - 3.55%
AutoNation, Inc. (b)	18,244	391,151
Circuit City Stores, Inc.	17,529	477,139
Dillard's, Inc. - Class A	15,763	502,052
J.C. Penney Co., Inc.	4,743	320,200
OfficeMax, Inc.	12,875	524,656
Savings & Loans - .84%
Astoria Financial Corp.	17,168	522,766
Semiconductors - .29%
Freescale Semiconductor, Inc. - Class B (b)	6,230	183,162
Software - .76%
Fair Isaac Corp.	13,053	473,954
Telecommunications - .89%
CenturyTel, Inc.	14,928	554,575
Toys - .87%
Mattel, Inc.	32,897	543,129
Transportation - 3.44%
CSX Corp.	9,112	641,849
GATX Corp.	11,976	508,980
Laidlaw International	16,971	427,669

The accompanying notes are an integral part of these financial statements.

Atlas Balanced Fund	(continued)
	shares or face amount	market value (note 1)
Norfolk Southern Corp.	335	$17,829
Ryder System, Inc.	9,487	554,325
Total Common Stocks (cost: $35,491,867)		37,969,911
Mortgage-Backed Obligations - .23%
Government-Sponsored Enterprises - .23%
Fannie Mae,
6.00% due 05/01/32	$92,182	91,071
6.50% due 04/01/32	50,016	50,457
Total Mortgage-Backed Obligations (cost: $140,219)		141,528
Government-Sponsored Enterprises (Non-Mortgage-Backed) - 1.88%
Fannie Mae, 3.25% due 08/15/08	550,000	525,937
Freddie Mac, 4.875% due 03/15/07	650,000	646,953
Total Government-Sponsored Enterprises (Non-Mortgage-Backed) (cost: $1,205,514)		1,172,890
Corporate Bonds and Notes - 37.55%
Aerospace & Defense - .96%
McDonnell Douglas Corp., 9.75% Debs. due 04/01/12	250,000	296,591
United Technologies Corp., 6.10% Unsec. Nts. due 05/15/12	300,000	304,130
Banks - 5.91%
Bank of America Corp., 7.40% Sub. Nts. due 01/15/11	200,000	212,803
Bank of New York Co., Inc., 7.30% Sr. Sub. Nts. due 12/01/09	225,000	236,047
Bank One Corp., 5.90% Sub. Nts. due 11/15/11	450,000	451,498
Barclays Bank PLC, 8.55% Fixed-to-Floating Rate Bonds due 09/15/49 (a)	200,000	220,540
First Union National Bank, 7.875% Sub. Nts. due 02/15/10	350,000	371,375
HSBC Bank PLC, 6.95% Sub. Nts. due 03/15/11	400,000	414,951
Mellon Funding Corp., 6.375% Sub. Nts. due 02/15/10	300,000	306,298
Nations Bank Corp., 6.375% Unsec. Sub. Nts. due 02/15/08	150,000	151,683
7.75% Unsec. Sub. Nts. due 08/15/15	150,000	167,531
SunTrust Banks, Inc., 7.75% Sub. Nts. due 05/01/10	250,000	267,335
US Bank NA, 6.30% Sr. Sub. Nts. due 07/15/08	300,000	304,987
Wachovia Corp., 6.375% Sub. Nts. due 02/01/09	300,000	303,989
Wells Fargo & Co., 5.00% Unsec. Sub. Nts. due 11/15/14	300,000	282,384
Beverages - .78%
Anheuser-Busch Cos., Inc., 7.50% Nts. due 03/15/12	300,000	324,193
9.00% due 12/01/09	150,000	165,327
Chemicals - .99%
Chevron Phillips Chemical Co., 7.00% Nts. due 03/15/11	100,000	103,777
E.I. Du Pont de Nemours & Co., 6.875% Unsec. Nts. due 10/15/09	250,000	259,136

Atlas Balanced Fund	(continued)
	shares or face amount	market value (note 1)
Praxair, Inc., 6.50% Nts. due 03/01/08	$250,000	$253,424
Computers - 1.85%
Computer Sciences Corp., 7.375% Unsec. Nts. due 06/15/11	225,000	236,972
Hewlett-Packard Co., 5.50% Nts. due 07/01/07	300,000	299,406
International Business Machines Corp., 4.75% Sr. Unsec. Nts. due 11/29/12	250,000	236,911
7.50% Debs. due 06/15/13	350,000	384,022
Cosmetics & Personal Care - .69%
Avon Products, Inc., 7.15% Sr. Nts. due 11/15/09	220,000	229,738
Kimberly-Clark Corp., 5.625% Nts. due 02/15/12	200,000	200,094
Diversified Financial Services - 12.98%
American Express Co., 5.50% Nts. due 09/12/06	325,000	325,047
Bear Stearns Cos. (The), Inc., 4.50% Nts. due 10/28/10	450,000	429,260
7.625% Nts. due 12/07/09	300,000	318,086
CIT Group, Inc., 7.75% Sr. Unsec. Nts. due 04/02/12	600,000	650,419
Citigroup, Inc., 7.25% Unsec. Sub. Nts. due 10/01/10	500,000	528,721
Countrywide Home Loans, Inc., 5.625% Medium-Term Nts., Series K due 05/15/07	300,000	299,655
Credit Suisse First Boston (USA), Inc., 6.125% Nts. due 11/15/11	450,000	456,018
General Electric Capital Corp., 8.125% Sub. Nts. due 05/15/12	350,000	390,190
8.30% Debs. due 09/20/09	150,000	161,345
Goldman Sachs Group, Inc., 6.60% Sr. Unsec. Unsub. Nts. due 01/15/12	350,000	361,221
6.875% Bonds due 01/15/11	450,000	467,588
HSBC Finance Corp.,
6.375% Sr. Unsec. Nts. due 08/01/10	200,000	204,189
7.00% Sr. Unsub. Nts. due 05/15/12	250,000	263,082
7.875% Sr. Unsec. Nts. due 03/01/07	250,000	253,503
International Lease Finance Corp., 5.75% Unsec. Nts. due 10/15/06	350,000	349,948
JP Morgan Chase & Co., 7.875% Sub. Nts. due 06/15/10	450,000	482,962
Lehman Brothers Holdings, Inc.,
7.875% Nts. due 11/01/09	150,000	158,177
7.875% Bonds due 08/15/10	600,000	645,638
Merrill Lynch & Co.,
6.00% Sr. Unsec. Nts. due 02/17/09	300,000	301,991
7.00% Nts. due 04/27/08	350,000	359,142
8.00% Fixed-to-Floating Rate Medium-Term Nts., Series C due 03/24/09	200,000	195,642
Morgan Stanley, 7.00% Sr. Unsec. Debs. due 10/01/13	250,000	259,665
SLM Corp., 5.375% Medium-Term Nts., Series A due 01/15/13	250,000	241,563
Electric - .89%
Consolidated Edison Co. of New York, 8.125% Debs. due 05/01/10	225,000	243,143

Statements of Investments in Securities and Net Assets  June 30, 2006 (unaudited)

Atlas Balanced Fund	(continued)
	shares or face amount	market value (note 1)
WPS Resources Corp., 7.00% Sr. Unsec. Unsub. Nts. due 11/01/09	$300,000	$311,061
Electrical Components & Equipment - .48%
Emerson Electric Co., 5.75% Nts. due 11/01/11	300,000	301,928
Food - 1.84%
H.J. Heinz Co., 6.00% Nts. due 03/15/08	250,000	250,414
Hormel Foods Corp., 6.625% Nts. due 06/01/11	275,000	285,372
Kraft Foods, Inc., 4.625% Nts. due 11/01/06	300,000	298,969
Unilever Capital Corp., 7.125% Nts. due 11/01/10	300,000	314,986
Household Products & Wares - .49%
Clorox Co., 6.125% Nts. due 02/01/11	300,000	303,729
Insurance - .52%
MGIC Investment Corp., 6.00% Sr. Unsec. Nts. due 03/15/07	325,000	324,882
Machinery - Construction & Mining - .76%
Caterpillar, Inc., 7.25% Sr. Unsec. Unsub. Debs. due 09/15/09	450,000	471,818
Machinery - Diversified - .77%
Deere & Co., 6.95% Sr. Nts. due 04/25/14	450,000	479,259
Miscellaneous - Manufacturing - .79%
General Electric Co., 5.00% Unsec. Nts. due 02/01/13	250,000	239,460
Honeywell International, Inc., 6.125% Bonds due 11/01/11	250,000	254,602
Oil & Gas - 1.60%
Conoco Funding Co., 5.45% Gtd. Nts. due 10/15/06	335,000	334,728
ConocoPhillips, 9.375% Nts. due 02/15/11	225,000	256,805
Marathon Oil Corp., 5.375% Unsec. Nts. due 06/01/07	250,000	249,233
Texaco Capital, Inc., 5.50% Nts. due 01/15/09	160,000	160,305
Oil & Gas Services - .41%
Baker Hughes, Inc., 6.25% Sr. Unsec. Nts. due 01/15/09	250,000	253,341
Retail - 2.16%
Costco Wholesale Corp., 5.50% Sr. Unsec. Nts. due 03/15/07	150,000	149,555
J.C. Penney Co., Inc., 8.00% Sr. Unsec. Nts. due 03/01/10	300,000	319,620
Nordstrom, Inc., 5.625% Sr. Nts. due 01/15/09	250,000	248,788
Target Corp., 7.50% Sr. Unsec. Nts. due 08/15/10	300,000	320,564
Wal-Mart Stores, Inc., 6.875% Sr. Unsec. Nts. due 08/10/09	300,000	310,667
Software - .49%
First Data Corp., 6.375% Medium-Term Nts., Series D due 12/15/07	300,000	302,267

Atlas Balanced Fund	(continued)
	shares or face amount	market value (note 1)
Telecommunications - 2.19%
Alltel Corp., 7.00% Sr. Nts. due 07/01/12	$400,000	$422,143
AT&T Corp., 7.30% Sr. Unsec. Nts. due 11/15/11	300,000	318,460
BellSouth Corp., 6.00% Nts. due 10/15/11	150,000	149,850
Verizon Global Funding Corp., 7.375% Sr. Unsec. Nts. due 09/01/12	450,000	478,330
Total Corporate Bonds and Notes (cost: $24,346,732)		23,442,473
Short-Term Investments - 2.05%
Dreyfus Cash Management Plus Fund (p)	675,300	675,300
Goldman Sachs Financial Square Prime Obligations Fund (p)	606,194	606,194
Total Short-Term Investments (cost: $1,281,494)		1,281,494
Total Securities (cost: $62,465,826) - 102.52%		64,008,296
Other Assets and Liabilities, Net - (2.52)%		(1,571,445)
Net Assets - 100.00%		$62,436,851

Sector	Percent Of Net Assets
Consumer Discretionary	8.06%
Consumer Staples	2.97
Energy	3.17
Financials	24.71
Health Care	3.15
Industrials	9.31
Information Technology	1.05
Materials	1.74
Telecommunication Services	0.89
Utilities	5.76
Corporate Bonds and Notes	37.55
Government-Sponsored Enterprises (Non-Mortgage-Backed)	1.88
Mortgage-Backed Obligations	0.23
Short-Term Investments	2.05
102.52%

Atlas Emerging Growth Fund
	shares or face amount	market value (note 1)
Common Stocks - 96.55%
Advertising - .77%
Inventiv Health, Inc.	28,900	$831,742
Aerospace & Defense - 1.25%
Aviall, Inc. (b)	15,110	718,027
DRS Technologies, Inc.	12,950	631,312
Airlines - .78%
Alaska Air Group, Inc. (b)	9,560	376,855
US Airways Group, Inc.	9,250	467,495
Auto Parts & Equipment - 1.60%
Autoliv, Inc.	7,860	444,640
Harsco Corp.	3,840	299,366
Tenneco, Inc. (b)	37,510	975,260
Automobile Manufacturers - .26%
Oshkosh Truck Corp.	5,980	284,170

The accompanying notes are an integral part of these financial statements.

Atlas Emerging Growth Fund	(continued)
	shares or face amount	market value (note 1)
Banks - 4.65%
Cullen/Frost Bankers, Inc.	7,440	$426,312
East-West Bancorp, Inc.	8,990	340,811
Euronet Worldwide, Inc. (b)(o)	29,240	1,121,939
First Community Bancorp	13,120	775,130
First Midwest Bancorp, Inc.	21,620	801,670
Greater Bay Bancorp	26,070	749,512
Provident Bankshares Corp.	15,970	581,148
SVB Financial Group (b)(o)	4,760	216,390
Biotechnology - .47%
Nektar Therapeutics (b)(o)	27,760	509,118
Building Materials - .22%
Martin Marietta Materials, Inc.	2,570	234,255
Chemicals - .61%
Arch Chemicals, Inc.	18,290	659,354
Coal - .66%
Foundation Coal Holdings, Inc.	15,120	709,582
Commercial Services - 4.09%
Brink's Co. (The)	8,840	498,664
Chemed Corp.	12,640	689,259
FTI Consulting, Inc. (b)	27,810	744,474
Global Payments, Inc.	6,930	336,451
Itron, Inc. (b)	12,600	746,676
PHH Corp. (b)	24,130	664,540
Tetra Tech, Inc. (b)	41,270	732,130
Computers - 1.39%
Brocade Communications Systems, Inc. (b)	150,280	922,719
Nam Tai Electronics, Inc.	25,700	574,909
Distribution & Wholesale - 1.17%
Hansen Natural Corp. (o)	2,080	395,970
MSC Industrial Direct Co. - Class A	8,080	384,366
W.W. Grainger, Inc.	6,330	476,206
Diversified Chemicals - .45%
Om Group, Inc. (b)	15,720	484,962
Diversified Financial Services - 3.26%
Compucredit Corp.	7,870	302,523
GFI Group, Inc. (b)	16,740	903,123
Global Cash Access Holdings, Inc.	18,300	286,029
International Securities Exchange, Inc.	15,270	581,329
Investment Technology Group, Inc. (b)	7,740	393,656
People's Bank	13,110	430,663
Waddell & Reed Financial, Inc. - Class A	29,950	615,772
Electric - 1.56%
Allete, Inc.	15,360	727,296
El Paso Electric Co. (b)	17,660	356,026
Unisource Energy Corp.	19,060	593,719
Electric Utilities - .41%
Allegheny Energy, Inc. (b)	11,870	440,021
Electrical Components & Equipment - .79%
AMETEK, Inc.	9,870	467,641
Amphenol Corp. - Class A	6,930	387,803
Electronics - .78%
Benchmark Electronics, Inc. (b)	34,970	843,476
Energy - Alternate Sources - .51%
Covanta Holding Corp. (b)	30,850	544,502
Engineering & Construction - .84%
Washington Group International, Inc.	16,960	904,646
Entertainment - .45%
Warner Music Group Corp.	16,570	488,484
Environmental Services - .86%
Clean Harbors, Inc.	23,080	930,355

Atlas Emerging Growth Fund	(continued)
	shares or face amount	market value (note 1)
Food - 1.51%
Flowers Foods, Inc.	26,760	$766,406
Hormel Foods Corp.	13,250	492,105
Performance Food Group Co.	12,140	368,813
Health Care - Products - 2.17%
Dade Behring Holdings, Inc.	6,750	281,070
Haemonetics Corp. (b)	19,970	928,805
NBTY, Inc. (b)	19,490	466,006
PolyMedica Corp.	18,370	660,585
Health Care - Services - 4.86%
Covance, Inc. (b)	8,300	508,126
Davita, Inc. (b)	4,390	218,183
Emdeon Corp.	31,160	386,696
Healthextras, Inc. (b)	18,130	547,889
IMS Health, Inc.	20,360	546,666
Intuitive Surgical, Inc.	2,570	303,183
Invitrogen Corp. (b)	4,730	312,511
Magellan Health Services, Inc. (b)	19,400	879,014
Psychiatric Solutions, Inc. (b)	23,170	664,052
Sierra Health Services, Inc. (b)	11,170	502,985
Universal Health Services, Inc. - Class B	7,340	368,908
Hotels - .40%
Orient Express Hotels Ltd.	10,980	426,463
Household Products & Wares - .75%
Alberto-Culver Co. - Class B	9,130	444,814
Church & Dwight Co., Inc.	9,960	362,743
Insurance - 3.64%
Assurant, Inc.	10,910	528,044
Delphi Financial Group, Inc. - Class A	22,170	806,101
Fidelity National Financial, Inc.	10,510	409,364
Hanover Insurance Group, Inc.	6,250	296,625
Ohio Casualty Corp.	27,070	804,791
ProAssurance Corp. (b)	14,740	710,173
StanCorp Financial Group, Inc.	7,180	365,534
Internet - 1.79%
Akamai Technologies, Inc. (b)	12,730	460,699
Digital Insight Corp. (b)	20,180	691,972
WebEx Communications, Inc. (b)	21,940	779,748
Iron & Steel - .29%
NCI Building Systems, Inc.	5,890	313,171
Life & Health Insurance - .58%
Tower Group, Inc.	20,660	624,965
Lodging - 2.20%
Gaylord Entertainment Co. (b)	6,670	291,079
Pinnacle Entertainment, Inc. (b)	25,180	771,767
Station Casinos, Inc.	5,370	365,590
Vail Resorts, Inc. (b)(o)	25,280	937,888
Machinery - Construction & Mining - 1.73%
Steelcase, Inc.	19,950	328,177
Walter Industries, Inc.	26,650	1,536,372
Machinery - Diversified - 4.01%
Albany International Corp. - Class A	20,230	857,550
Enpro Industries, Inc. (o)	20,970	704,592
Gardner Denver, Inc. (b)	24,860	957,110
Nordson Corp.	15,430	758,847
Westinghouse Air Brake Technologies Corp.	27,940	1,044,956
Media - 1.44%
Arris Group, Inc. (b)	71,310	935,587
Cirrus Logic, Inc.	76,010	618,721

Statements of Investments in Securities and Net Assets  June 30, 2006 (unaudited)

Atlas Emerging Growth Fund	(continued)
	shares or face amount	market value (note 1)
Mining - .66%
Randgold Resources Ltd., ADR (b)	33,870	$711,270
Miscellaneous - Manufacturing - 6.45%
Actuant Corp. - Class A	13,140	656,343
Aleris International, Inc. (b)	17,060	782,201
Cameron International Corp.	10,150	484,865
Carlisle Cos, Inc.	3,630	287,859
Corrections Corp. of America	9,270	490,754
Griffon Corp. (b)	36,010	939,861
Hexcel Corp. (b)	27,330	429,354
Kaydon Corp.	19,610	731,649
Precision Castparts Corp.	8,240	492,422
Roper Industries, Inc.	9,630	450,202
Sonoco Products Co.	9,170	290,230
Trinity Industries, Inc.	8,665	350,066
Watts Water Technologies - Class A	16,690	559,950
Oil & Gas - 2.84%
Comstock Resources, Inc. (b)	29,750	888,335
FMC Technologies, Inc. (b)	6,750	455,355
Kirby Corp. (b)	23,600	932,200
National Fuel Gas Co.	12,600	442,764
Range Resources Corp.	12,370	336,340
Oil & Gas Refining & Marketing - .54%
Alon USA Energy, Inc.	18,610	585,657
Oil & Gas Services - 3.44%
Acergy SA - Sponsored ADR	22,650	346,545
Hydril (b)	12,500	981,500
MDU Resources Group, Inc.	10,730	392,825
New Jersey Resources Corp.	16,360	765,321
Oil States International, Inc. (b)	26,850	920,418
Southwest Gas Co.	9,700	303,998
Pharmaceuticals - 1.63%
Adams Respiratory Thera, Inc.	18,000	803,160
Sciele Pharma, Inc. (o)	41,000	950,790
Real Estate Investment Trusts - 7.13%
Alexandria Real Estate Equities, Inc.	3,420	303,286
BioMed Realty Trust, Inc.	30,770	921,254
Corporate Office Properties Trust	21,310	896,725
Essex Property Trust, Inc. REIT	3,400	379,644
Lasalle Hotel Properties REIT	22,320	1,033,416
Maguire Properties, Inc.	23,530	827,550
Mid-America Apartment Comm REIT	15,090	841,268
Reckson Associates Realty Corp.	7,860	325,247
SL Green Realty Corp.	4,760	521,077
Strategic Hotel Capital, Inc.	40,780	845,777
Taubman Centers, Inc.	19,350	791,415
Retail - 6.71%
Bob Evans Farms, Inc.	34,730	1,042,247
Copart, Inc. (b)	14,810	363,734
Domino's Pizza, Inc.	29,490	729,583
DSW, Inc. - Class A (b)(o)	20,830	758,629
Men's Wearhouse (The), Inc.	26,770	811,131
Pantry (The), Inc. (b)	11,570	665,738
Petsmart, Inc.	16,110	412,416
Phillips-Van Heusen Corp.	24,450	933,012
Skechers U.S.A., Inc. (b)	26,550	640,121
Too, Inc. (b)	22,900	879,131
Semiconductors - 2.20%
DSP Group, Inc. (b)	30,400	755,440
Intersil Corp. - Class A	14,050	326,663

Atlas Emerging Growth Fund	(continued)
	shares or face amount	market value (note 1)
MEMC Electronic Materials, Inc. (b)	8,700	$326,250
Varian Semiconductor Equipment Associates, Inc. (b)	29,480	961,343
Software - 5.20%
Analogic Corp.	13,900	647,879
BEA Systems, Inc. (b)	31,140	407,623
Blackbaud, Inc.	42,220	958,394
Factset Research Systems, Inc.	9,810	464,013
Nuance Communications, Inc. (b)	61,130	614,968
SPSS, Inc.	19,050	612,267
THQ, Inc. (b)	33,085	714,636
Transaction Systems Architects, Inc. - Class A (b)	28,530	1,189,416
Telecommunications - 5.22%
Aeroflex, Inc. (b)	44,370	517,798
CommScope, Inc. (b)	30,330	952,969
Dobson Communications Corp. - Class A (b)	117,160	905,647
Harris Corp.	7,010	290,985
IDT Corp. - Class B (b)	48,360	666,884
Leap Wireless International, Inc. (b)	10,830	513,884
Nice Systems Ltd. ADR	30,360	854,330
NII Holdings, Inc. (b)	8,020	452,168
Tellabs, Inc. (b)	35,510	472,638
Transportation - 1.33%
AMERCO (b)	2,480	249,637
Laidlaw International	17,770	447,804
Pacer International, Inc.	22,470	732,073
Total Common Stocks (cost: $94,710,994)		104,058,268
Short-Term Investments - 6.57%
Dreyfus Cash Management Plus Fund (p)	2,052,854	2,052,854
Goldman Sachs Financial Square Prime Obligations Fund (p)	1,842,778	1,842,778
Triparty Repurchase Agreement dated June 30, 2006 with Investors Bank & Trust Co., effective yield of 3.50%, due July 3, 2006, collateralized by U.S. Treasury Bonds, 5.125%, June 30, 2008, with a value of $3,252,442	$3,188,669	3,188,669
Total Short-Term Investments (cost: $7,084,301)		7,084,301
Total Securities (cost: $101,795,295) - 103.12%		111,142,569
Other Assets and Liabilities, Net - (3.12)%		(3,358,391)
Net Assets - 100.00%		$107,784,178

Sector	Percent Of Net Assets
Consumer Discretionary	14.16%
Consumer Staples	1.62
Energy	7.89
Financials	19.49
Health Care	9.48
Industrials	24.56
Information Technology	10.58
Materials	1.12
Telecommunication Services	6.09
Utilities	1.56
Short-Term Investments	6.57
103.12%

The accompanying notes are an integral part of these financial statements.

Atlas Global Growth Fund
	shares or face amount	market value(s) (note 1)
Common Stocks - 97.81%
Advertising - .63%
Getty Images, Inc.	13,200	$838,332
JC Decaux SA (b)	8,350	220,391
WPP Group PLC	106,570	1,288,737
Aerospace & Defense - 4.28%
Boeing Co. (The)	32,100	2,629,311
Empresa Brasileira de Aeronautica SA, Sponsored ADR	94,553	3,448,348
European Aeronautic Defense and Space Co.	137,720	3,951,706
Lockheed Martin Corp.	26,400	1,893,936
Northrop Grumman Corp.	28,700	1,838,522
Raytheon Co.	48,800	2,175,016
Apparel - .79%
Burberry Group PLC	152,235	1,209,491
Coach, Inc. (b)	57,300	1,713,270
Auto Manufacturers - 2.44%
Bayerische Motoren Werke AG	69,141	3,450,212
Porsche AG Preferred	2,263	2,185,003
Toyota Motor Corp.	65,900	3,446,617
Banks - 6.67%
Credit Suisse Group	83,097	4,638,918
HSBC Holdings PLC	229,232	4,016,747
ICICI Bank Ltd., Sponsored ADR	36,625	866,181
Northern Trust Corp.	68,100	3,765,930
Resona Holdings, Inc. (b)	491	1,547,638
Royal Bank of Scotland Group PLC	179,327	5,891,110
Societe Generale - Class A	27,850	4,091,673
Beverages - 3.45%
Companhia de Bebidas das Americas, Sponsored ADR	55,353	2,283,311
Diageo PLC	118,670	1,994,175
Fomento Economico Mexicano SA	280,600	2,370,881
Grupo Modelo SA - Class C	388,900	1,499,428
LVMH Moet Hennessy Louis Vuitton SA	47,240	4,683,273
Biotechnology - 1.67%
Affymetrix, Inc. (b)	37,700	965,120
Amgen, Inc. (b)	41,660	2,717,482
Genentech, Inc. (b)	21,300	1,742,340
Nektar Therapeutics (b)	9,400	172,396
Nektar Therapeutics (a)(b)(f)(m)	17,092	250,774
Nuvelo, Inc. (b)	21,400	356,310
Commercial Services - .55%
Cendant Corp.	126,600	2,062,314
Cosmetics & Personal Care - 1.39%
Avon Products, Inc.	57,400	1,779,400
Kao Corp., Sponsored ADR	53,000	1,385,969
Shiseido Co. Ltd.	102,000	1,999,389
Diversified Chemicals - .34%
Arkema	14,468	563,935
Syngenta AG, ADR (b)	5,395	715,517
Diversified Financial Services - 2.52%
Credit Saison Co. Ltd.	46,900	2,219,488
JP Morgan Chase & Co.	65,911	2,768,262
Morgan Stanley	69,500	4,393,095
Electric - .53%
Fortum Oyj	77,600	1,982,758
Electrical Components & Equipment - 4.73%
Emerson Electric Co.	31,000	2,598,110

Atlas Global Growth Fund	(continued)
	shares or face amount	market value(s) (note 1)
Koninklijke (Royal) Philips Electronics NV	135,900	$4,241,513
Kyocera Corp.	13,800	1,067,563
Nidec Corp.	15,600	1,116,913
Samsung Electronics Co. Ltd.	5,731	3,642,470
Sony Corp.	111,500	4,916,398
Electronics - 2.30%
Fanuc Ltd.	12,100	1,086,074
Hoya Corp.	63,700	2,263,678
Keyence Corp.	7,891	2,013,228
Murata Manufacturing Co. Ltd.	49,400	3,204,767
Engineering & Construction - .53%
Hyundai Heavy Industries Co. Ltd.	10,190	1,143,858
JGC Corp.	47,000	808,024
Entertainment - 1.22%
International Game Technology Corp.	73,600	2,792,384
Nintendo Co. Ltd.	10,400	1,743,473
Food - 1.73%
Cadbury Schweppes PLC	392,617	3,783,059
Tesco PLC	430,860	2,658,902
Health Care - Products - 2.58%
Biomet, Inc.	63,700	1,993,173
Boston Scientific Corp. (b)	160,331	2,699,974
Conor Medsystems, Inc. (b)	23,300	642,847
Johnson & Johnson	16,300	976,696
Medtronic, Inc.	29,500	1,384,140
Nicox SA	18,740	250,905
Smith & Nephew PLC	214,110	1,647,675
Health Care - Services - .52%
Quest Diagnostics, Inc.	32,400	1,941,408
Holding Companies - Diversified - .79%
Hutchison Whampoa Ltd.	158,000	1,442,263
Investor AB - Class B	81,781	1,497,530
Household Products - .50%
Tiffany & Co.	56,000	1,849,120
Household Products & Wares - 1.70%
Reckitt Benckiser PLC	169,038	6,308,926
Insurance - 4.56%
ACE Ltd.	44,412	2,246,803
Allianz AG	26,904	4,245,531
Berkshire Hathaway, Inc. - Class B (b)	710	2,160,530
Everest Re Group Ltd.	12,600	1,090,782
Manulife Financial Corp.	65,144	2,066,218
Prudential PLC	298,817	3,373,387
XL Capital Ltd. - Class A	29,100	1,783,830
Internet - 1.83%
eBay, Inc. (b)	200,300	5,866,787
Yahoo!, Inc. (b)	28,600	943,800
Investment Companies - .28%
Macquarie Airports	449,198	1,023,039
Leisure Time - 1.22%
Carnival Corp.	108,700	4,537,138
Media - 3.45%
Grupo Televisa SA, Sponsored ADR	188,828	3,646,269
Pearson PLC	117,130	1,593,898
Singapore Press Holdings Ltd.	470,681	1,224,981
Sirius Satellite Radio, Inc. (b)(o)	796,000	3,781,000
Walt Disney Co. (The)	86,200	2,586,000
Miscellaneous - Manufacturing - 2.36%
3M Co.	51,600	4,167,732
Siemens AG	52,899	4,597,543

Statements of Investments in Securities and Net Assets  June 30, 2006 (unaudited)

Atlas Global Growth Fund	(continued)
	shares or face amount	market value(s) (note 1)
Office & Business Equipment - .41%
Canon, Inc.	31,050	$1,520,916
Oil & Gas - 5.56%
BP PLC, Sponsored ADR	50,060	3,484,677
Chevron Corp.	41,116	2,551,659
GlobalSantaFe Corp.	62,900	3,632,475
Husky Energy, Inc.	69,790	4,384,601
Neste Oil Oyj	8,350	293,784
Total SA	25,920	1,703,720
Transocean, Inc. (b)	57,700	4,634,464
Oil & Gas Equipment & Services - 1.02%
Technip SA	68,520	3,790,384
Pharmaceuticals - 7.67%
Atherogenics, Inc. (b)(o)	61,400	801,270
Chugai Pharmaceutical Co. Ltd.	74,400	1,516,843
Express Scripts, Inc. (b)	20,900	1,499,366
Gilead Sciences, Inc. (b)	48,900	2,892,924
ImClone Systems, Inc. (b)	300	11,592
Novartis AG	39,484	2,133,312
Novo Nordisk A/S - Class B	16,000	1,018,052
Roche Holding AG	30,558	5,040,418
Sanofi-Synthelabo SA	69,527	6,777,288
Shionogi & Co. Ltd.	143,000	2,547,106
Takeda Pharmaceutical Co. Ltd.	32,000	1,989,348
Theravance, Inc. (b)	31,100	711,568
Wyeth	36,000	1,598,760
Retail - 5.05%
Bulgari SpA	147,500	1,675,219
Gus PLC	68,376	1,220,395
Hennes & Maurtiz AB - Class B	171,000	6,618,345
Inditex SA	74,800	3,151,593
Starbucks Corp. (b)	56,200	2,122,112
Wal-Mart Stores, Inc.	83,200	4,007,744
Semiconductors - 4.46%
Advanced Micro Devices, Inc. (b)	211,900	5,174,598
Altera Corp. (b)	110,400	1,937,520
Cree, Inc. (b)(o)	67,500	1,603,800
International Rectifier Corp. (b)	49,400	1,930,552
Linear Technology Corp.	23,100	773,619
Maxim Integrated Products, Inc.	54,300	1,743,573
Taiwan Semiconductor Manufacturing Co. Ltd., Sponsored ADR	250,303	2,297,782
Xilinx, Inc.	49,500	1,121,175
Software - 6.55%
Adobe Systems, Inc. (b)	104,600	3,175,656
Automatic Data Processing, Inc.	91,200	4,135,920
Intuit, Inc. (b)	60,400	3,647,556
Microsoft Corp.	252,100	5,873,930
Novell, Inc. (b)	263,700	1,748,331
SAP AG	20,589	4,340,074
Square Enix Co. Ltd.	69,400	1,442,172
Telecommunications - 11.04%
Cisco Systems, Inc. (b)	109,600	2,140,488
Corning, Inc. (b)	170,100	4,114,719
Juniper Networks, Inc. (b)	163,300	2,611,167
KDDI Corp.	742	4,554,492
Qualcomm, Inc.	47,340	1,896,914
SK Telecom Co. Ltd., Sponsored ADR	155,750	3,647,665
Tandberg ASA	122,200	1,010,810
Telefonaktiebolaget LM Ericsson - Class B (b)	3,720,600	12,283,978
Vodafone Group PLC	4,140,690	8,817,254

Atlas Global Growth Fund	(continued)
	shares or face amount	market value(s) (note 1)
Venture Capital - .49%
3I Group PLC	109,503	$1,823,944
Total Common Stocks (cost: $286,558,684)		363,840,669
Short-Term Investments - 3.83%
Dreyfus Cash Management Plus Fund (p)	3,997,068	3,997,068
Goldman Sachs Financial Square Prime Obligations Fund (p)	3,588,033	3,588,033
Tripurchase Repurchase Agreement dated June 30, 2006 with Investors Bank & Trust Co., effective yield of 3.50%, due July 3, 2006, collaterized by U.S. Treasury Bonds, 5.125%, June 30, 2008, with a value of 6,777,321	$6,644,432	6,644,432
Total Short-Term Investments (cost: $14,229,533)		14,229,533
Total Securities (cost: $300,788,217) - 101.64%		378,070,202
Other Assets and Liabilities, Net - (1.64)%		(6,095,361)
Net Assets - 100.00%		$371,974,841

Sector	Percent Of Net Assets
Consumer Discretionary	19.60%
Consumer Staples	6.75
Energy	6.58
Financials	14.98
Health Care	12.44
Industrials	9.38
Information Technology	22.65
Telecommunication Services	4.90
Utilities	0.53
Short-Term Investments	3.83
101.64%

Atlas Growth Opportunities Fund
	shares or face amount	market value (note 1)
Common Stocks - 98.13%
Aerospace & Defense - 3.25%
General Dynamics Corp.	23,900	$1,564,494
Rockwell Collins, Inc.	19,000	1,061,530
United Technologies Corp.	168,820	10,706,564
Apparel - 1.26%
NIKE, Inc. - Class B	34,300	2,778,300
Polo Ralph Lauren Corp.	43,800	2,404,620
Auto Parts & Equipment - .48%
Autoliv, Inc.	35,000	1,979,950
Automobile Manufacturers - .48%
Oshkosh Truck Corp.	41,000	1,948,320
Banks - 2.99%
Bank of America Corp.	170,276	8,190,276
Wells Fargo & Co.	60,750	4,075,110
Beverages - .83%
Pepsico, Inc.	56,900	3,416,276
Biotechnology - 1.99%
Celgene Corp. (b)	41,500	1,968,345
Genentech, Inc. (b)	38,900	3,182,020
Genzyme Corp. (b)	49,400	3,015,870
Building Materials - 1.11%
Cemex SA, Sponsered ADR	23,800	1,355,886
Lowe's Companies, Inc.	52,400	3,179,108

The accompanying notes are an integral part of these financial statements.

Atlas Growth Opportunities Fund	(continued)
	shares or face amount	market value (note 1)
Chemicals - 1.98%
Dow Chemical Co. (The)	26,750	$1,044,052
Monsanto Co.	59,600	5,017,724
Praxair, Inc.	38,170	2,061,180
Commercial Services - .50%
Cendant Corp.	126,200	2,055,798
Computers - 4.30%
Apple Computer, Inc. (b)	99,400	5,677,728
Cognizant Technology Solutions Corp. - Class A (b)	40,800	2,748,696
EMC Corp. (b)	615,100	6,747,647
Hutchinson Technology, Inc. (b)	80,300	1,736,889
Network Appliance, Inc. (b)	20,900	737,770
Consumer Electronics - 3.52%
Harman International Industries, Inc.	22,700	1,937,899
Siemens AG, Sponsored ADR (o)	143,900	12,493,398
Cosmetics & Personal Care - 1.85%
Colgate-Palmolive Co.	57,200	3,426,280
Procter & Gamble Co. (The)	74,897	4,164,273
Diversified Financial Services - 11.28%
Bear Stearns Cos. (The), Inc.	16,870	2,363,150
Capital One Financial Corp.	115,710	9,887,420
Countrywide Financial Corp.	94,900	3,613,792
E*TRADE Financial Corp. (b)	28,000	638,960
Freddie Mac	52,700	3,004,427
Goldman Sachs Group, Inc.	13,600	2,045,848
Legg Mason, Inc.	31,100	3,095,072
UBS AG	109,380	11,998,986
Wachovia Corp.	178,080	9,630,566
Electric - 2.58%
AES Corp. (The) (b)	239,360	4,416,192
CMS Energy Corp. (b)	171,430	2,218,304
PG&E Corp.	72,930	2,864,690
Reliant Energy, Inc. (b)	89,240	1,069,095
Financial Services - .92%
Chicago Mercantile Exchange	4,500	2,210,175
TD Ameritrade Holding Corp. (b)	105,200	1,558,012
Food - 1.38%
ConAgra Foods, Inc.	166,600	3,683,526
Whole Foods Market, Inc.	30,400	1,965,056
Gas - .53%
Sempra Energy	47,570	2,163,484
Health Care - Products - 4.55%
Alcon, Inc.	38,800	3,823,740
Bard (C.R.), Inc.	28,000	2,051,280
Fisher Scientific International, Inc.	22,200	1,621,710
Gen-Probe, Inc. (b)	24,700	1,333,306
Medtronic, Inc.	81,600	3,828,672
PDL BioPharma, Inc. (b)	56,300	1,036,483
Varian Medical Systems, Inc. (b)	105,200	4,981,220
Health Care - Services - .55%
UnitedHealth Group, Inc.	50,600	2,265,868
Insurance - 6.76%
Aflac, Inc.	42,700	1,979,145
American International Group, Inc.	114,500	6,761,225
Everest Re Group Ltd.	103,730	8,979,906
Genworth Financial, Inc. - Class A	165,540	5,767,414
Marsh & McLennan Cos.	58,400	1,570,376
Platinum Underwriters Holdings	95,050	2,659,499

Atlas Growth Opportunities Fund	(continued)
	shares or face amount	market value (note 1)
Internet - 4.07%
eBay, Inc. (b)	208,800	$6,115,752
Google, Inc. - Class A (b)	14,000	5,870,620
Yahoo!, Inc. (b)	143,000	4,719,000
Machinery - Diversified - .52%
Rockwell Automation, Inc.	29,800	2,145,898
Media - 3.83%
aQuantive, Inc. (b)(o)	37,200	942,276
Comcast Corp. - Class A (b)	76,000	2,488,240
Liberty Global, Inc. - Class A (b)	163,890	3,523,635
Liberty Global, Inc. - Class C (b)	365,374	7,515,743
News Corp. - Class A	65,440	1,255,139
Mining - .38%
Phelps Dodge Corp.	19,100	1,569,256
Oil & Gas - 6.36%
Apache Corp.	29,600	2,020,200
BP PLC, Sponsored ADR	35,670	2,482,989
Exxon Mobil Corp.	242,550	14,880,443
Hess Corp.	35,100	1,855,035
Total SA, Sponsored ADR	32,420	2,124,158
Transocean, Inc. (b)	33,800	2,714,816
Oil & Gas Services - 1.44%
Halliburton Co.	45,300	3,361,713
National-Oilwell Varco, Inc. (b)	40,000	2,532,800
Pharmaceuticals - 4.27%
Gilead Sciences, Inc. (b)	40,000	2,366,400
Novartis AG, ADR	69,400	3,742,048
Pfizer, Inc.	252,000	5,914,440
Sanofi-Aventis, Sponsored ADR	112,600	5,483,620
Retail - 5.51%
Chico's FAS, Inc. (b)	69,800	1,883,204
Kohl's Corp. (b)	34,300	2,027,816
Panera Bread Co. - Class A (b)	15,300	1,028,772
Staples, Inc.	245,600	5,972,992
Starbucks Corp. (b)	70,200	2,650,752
Target Corp.	62,100	3,034,827
Urban Outfitters, Inc. (b)	61,000	1,066,890
Wal-Mart Stores, Inc.	69,600	3,352,632
Williams-Sonoma, Inc. (b)(o)	45,800	1,559,490
Semiconductors - 2.30%
ASML Holding NV (b)	103,200	2,086,704
Broadcom Corp. - Class A (b)	135,900	4,083,795
International Rectifier Corp. (b)	25,100	980,908
Texas Instruments, Inc.	74,900	2,268,721
Software - 7.82%
Adobe Systems, Inc. (b)	55,500	1,684,980
Autodesk, Inc. (b)	57,000	1,964,220
CA, Inc.	713	14,652
Compuware Corp. (b)	286,600	1,920,220
Electronic Arts, Inc. (b)	65,200	2,806,208
F5 Networks, Inc. (b)	32,400	1,732,752
Microsoft Corp. (o)	270,840	6,310,572
NAVTEQ Corp. (b)	39,600	1,769,328
Novell, Inc. (b)	405,750	2,690,123
SAP AG, Sponsored ADR	44,800	2,352,896
Synopsys, Inc. (b)	322,900	6,060,833
Take-Two Interactive Software, Inc. (b)(o)	258,100	2,751,346
Telecommunications - 8.12%
Amdocs Ltd. (b)	29,500	1,079,700
Cisco Systems, Inc. (b)	416,600	8,136,198

Statements of Investments in Securities and Net Assets  June 30, 2006 (unaudited)

Atlas Growth Opportunities Fund	(continued)
	shares or face amount	market value (note 1)
Corning, Inc. (b)	262,000	$6,337,780
IDT Corp. - Class B (b)	192,680	2,657,057
Motorola, Inc.	153,900	3,101,085
NeuStar, Inc. - Class A (b)	56,700	1,913,625
NII Holdings, Inc. (b)	5,800	327,004
Qualcomm, Inc.	50,500	2,023,535
Sprint Corp.	385,810	7,712,342
Transportation - .42%
UTI Worldwide, Inc.	68,700	1,733,301
Total Common Stocks (cost: $358,415,711)		402,464,083
Short-Term Investments - 3.49%
Dreyfus Cash Management Plus Fund (p)	3,212,321	3,212,321
Goldman Sachs Financial Square Prime Obligations Fund (p)	2,883,593	2,883,593
Triparty Repurchase Agreement dated June 30, 2006 with Investors Bank & Trust Co., effective yield of 3.50%, due July 3, 2006, collateralized by U.S. Treasury Bonds, 5.125%, June 30, 2008, with a value of $8,400,365	$8,235,652	8,235,652
Total Short-Term Investments (cost: $14,331,566)		14,331,566
Total Securities (cost: $372,747,277) - 101.62%		416,795,649
Other Assets and Liabilities, Net - (1.62)%		(6,652,345)
Net Assets - 100.00%		$410,143,304

Sector	Percent Of Net Assets
Consumer Discretionary	18.10%
Consumer Staples	2.68
Energy	7.80
Financials	22.47
Health Care	11.36
Industrials	6.28
Information Technology	20.89
Materials	2.36
Telecommunication Services	3.08
Utilities	3.11
Short-Term Investments	3.49
101.62%

Atlas Independence Flagship Fund

	shares	percent of net assets	market value
Investment in Atlas Funds - 99.60%
Strategic Income Fund	7,154,308	20.17%	$31,264,328
Emerging Growth Fund (b)	1,763,918	20.15	31,238,983
Strategic Growth Fund (b)	2,264,666	19.91	30,867,399
Value Fund	1,917,435	14.96	23,181,785
Balanced Fund	2,017,193	14.90	23,096,859
American Enterprise Bond Fund	660,610	4.02	6,229,555
Money Market Fund	4,739,227	3.06	4,739,227
Global Growth Fund	111,381	1.75	2,719,912
Growth Opportunities Fund	44,596	0.68	1,052,461
Total Investment in Atlas Funds (cost: $150,029,808)			154,390,509
Total Securities (cost: $150,029,808) - 99.60%			154,390,509
Other Assets and Liabilities, Net - .40%			621,744
Net Assets - 100.00%			$155,012,253

Atlas Independence Flagship Fund	(continued)

Investment Allocation	Percent of Net Assets
Stocks	65.99%
Bonds	28.40
Cash and other liquid assets	5.61
100.00%

Atlas Independence Star Spangled Fund

	shares	percent of net assets	market value
Investment in Atlas Funds - 100.09%
Value Fund	221,515	37.11%	$2,678,121
Strategic Growth Fund (b)	130,944	24.73	1,784,767
Emerging Growth Fund (b)	95,057	23.32	1,683,464
Global Growth Fund	30,331	10.26	740,685
Money Market Fund	337,134	4.67	337,135
Total Investment in Atlas Funds (cost: $7,456,504)			7,224,172
Total Securities (cost: $7,456,504) - 100.09%			7,224,172
Other Assets and Liabilities, Net - (.09)%			(6,567)
Net Assets - 100.00%			$7,217,605

Investment Allocation	Percent of Net Assets
Stocks	93.57%
Cash and other liquid assets	6.43
100.00%

Atlas Strategic Growth Fund
	shares or face amount	market value (note 1)
Common Stocks - 97.79%
Aerospace & Defense - 3.98%
Boeing Co. (The)	26,500	$2,170,615
United Technologies Corp.	32,000	2,029,440
Apparel - 1.94%
NIKE, Inc. - Class B	25,343	2,052,783
Beverages - 4.01%
Coca-Cola Co. (The)	48,000	2,064,960
Pepsico, Inc.	36,200	2,173,448
Biotechnology - 1.93%
Amgen, Inc. (b)	31,285	2,040,721
Computers - 1.83%
International Business Machines Corp.	25,175	1,933,943
Construction Materials - 1.87%
Vulcan Materials Co.	25,300	1,973,400
Cosmetics & Personal Care - 1.93%
Colgate-Palmolive Co.	34,000	2,036,600
Diversified Financial Services - 3.88%
Franklin Resources, Inc.	23,250	2,018,332
T. Rowe Price Group, Inc.	55,000	2,079,550
Electrical Components & Equipment - 1.94%
Emerson Electric Co.	24,500	2,053,345
Health Care - Products - 3.92%
Becton, Dickinson & Co.	32,580	1,991,615
Johnson & Johnson	35,764	2,142,979
Health Care - Services - 5.96%
Aetna, Inc.	53,180	2,123,477
UnitedHealth Group, Inc.	45,228	2,025,310
WellPoint, Inc. (b)	29,438	2,142,203

The accompanying notes are an integral part of these financial statements.

Atlas Strategic Growth Fund	(continued)
	shares or face amount	market value (note 1)
Insurance - 5.62%
American International Group, Inc.	32,700	$1,930,935
MGIC Investment Corp.	30,100	1,956,500
Progressive Corp.	79,400	2,041,374
Iron & Steel - 4.49%
Alcoa, Inc.	62,500	2,022,500
Nucor Corp.	50,000	2,712,500
Machinery - Construction & Mining - 1.98%
Caterpillar, Inc.	28,100	2,092,888
Machinery - Diversified - 2.42%
Rockwell Automation, Inc.	35,465	2,553,835
Mining - 2.33%
Freeport-McMoRan Copper & Gold, Inc. - Class B	44,400	2,460,204
Miscellaneous - Manufacturing - 5.66%
3M Co.	24,795	2,002,692
General Electric Co.	61,300	2,020,448
Illinois Tool Works, Inc.	41,186	1,956,335
Oil & Gas - 8.16%
Diamond Offshore Drilling, Inc. (o)	25,000	2,098,250
Occidental Petroleum Corp.	22,275	2,284,301
Patterson-UTI Energy, Inc.	69,780	1,975,472
XTO Energy, Inc.	50,974	2,256,619
Pharmaceuticals - 3.95%
Eli Lilly & Co.	39,900	2,205,273
Wyeth	44,147	1,960,568
Retail - 5.46%
Home Depot (The), Inc.	52,128	1,865,661
Nordstrom, Inc.	51,860	1,892,890
Wal-Mart Stores, Inc.	41,600	2,003,872
Semiconductor Equipment - 3.78%
Applied Materials, Inc.	120,685	1,964,752
Lam Research Corp. (b)	43,500	2,027,970
Semiconductors - 9.44%
Intel Corp.	108,522	2,056,492
Maxim Integrated Products, Inc.	64,500	2,071,095
National Semiconductor Corp.	78,450	1,871,033
Nvidia Corp. (b)	94,000	2,001,260
Texas Instruments, Inc.	64,900	1,965,821
Software - 3.91%
Microsoft Corp.	87,664	2,042,571
Oracle Corp. (b)	144,200	2,089,458
Telecommunications - 5.39%
Cisco Systems, Inc. (b)	96,090	1,876,638
Motorola, Inc.	96,776	1,950,036
Qualcomm, Inc.	46,400	1,859,248
Transportation - 2.01%
United Parcel Service, Inc. - Class B	25,750	2,119,998
Total Common Stocks (cost: $96,183,449)		103,242,210
Short-Term Investments - 4.10%
Dreyfus Cash Management Plus Fund (p)	1,097,400	1,097,400
Goldman Sachs Financial Square Prime Obligations Fund (p)	985,100	985,100
Triparty Repurchase Agreement dated June 30, 2006 with Investors Bank & Trust Co., effective yield of 3.50%, due July 3, 2006, collaterized by U.S. Treasury Bonds, 5.125%, June 30, 2008, with a value of 2,287,667	$2,242,811	2,242,811
Total Short-Term Investments (cost: $4,325,311)		4,325,311

Atlas Strategic Growth Fund	(continued)
market value (note 1)
Total Securities (cost: $100,508,760) - 101.89%	$107,567,521
Other Assets and Liabilities, Net - (1.89)%	(1,997,280)
Net Assets - 100.00%	$105,570,241

Sector	Percent Of Net Assets
Consumer Discretionary	7.40%
Consumer Staples	5.94
Energy	8.16
Financials	9.50
Health Care	15.76
Industrials	17.99
Information Technology	24.35
Materials	8.69
Short-Term Investments	4.10
101.89%

Atlas Value Fund
	shares or face amount	market value (note 1)
Common Stocks - 99.35%
Advertising - .94%
Interpublic Group of Cos., Inc. (b)(o)	140,400	$1,172,340
Aerospace & Defense - 4.82%
Lockheed Martin Corp.	49,500	3,551,130
Northrop Grumman Corp.	18,600	1,191,516
Raytheon Co.	28,900	1,288,073
Auto Parts & Equipment - .97%
Magna International, Inc. - Class A	16,900	1,216,293
Banks - 3.62%
Bank of America Corp.	42,668	2,052,331
Comerica, Inc.	23,800	1,237,362
KeyCorp	17,100	610,128
UnionBanCal Corp.	9,700	626,523
Chemicals - 2.23%
Mosaic Co. (The) (b)	178,400	2,791,960
Commercial Services - 2.32%
Cendant Corp.	175,700	2,862,153
PHH Corp. (b)	1,770	48,746
Computers - 4.93%
Electronic Data Systems Corp.	256,600	6,173,796
Diversified Financial Services - 6.51%
Freddie Mac	68,200	3,888,082
JP Morgan Chase & Co.	101,600	4,267,200
Electric - 6.36%
Entergy Corp.	15,600	1,103,700
FPL Group, Inc.	100,200	4,146,276
Public Service Enterprise Group, Inc.	41,100	2,717,532
Environmental Control - 1.58%
Waste Management, Inc.	55,100	1,976,988
Food - 8.09%
Kraft Foods, Inc. - Class A	69,600	2,150,640
Safeway, Inc.	105,300	2,737,800
Sara Lee Corp.	121,300	1,943,226
Supervalu, Inc.	1	31
Unilever PLC, Sponsored ADR	146,340	3,298,503
Forest Products & Paper - 1.91%
International Paper Co.	31,200	1,007,760
Weyerhaeuser Co.	22,200	1,381,950

Statements of Investments in Securities and Net Assets  June 30, 2006 (unaudited)

Atlas Value Fund	(continued)
	shares or face amount	market value (note 1)
Health Care - Services - 2.72%
HCA, Inc.	54,900	$2,368,935
Tenet Healthcare Corp. (b)	148,500	1,036,530
Home Builders - 5.69%
Centex Corp.	92,900	4,672,870
Pulte Homes, Inc.	85,100	2,450,029
Insurance - 14.97%
Assurant, Inc.	24,400	1,180,960
Conseco, Inc. (b)	52,100	1,203,510
Genworth Financial, Inc. - Class A	108,700	3,787,108
Hartford Financial Services Group (The), Inc.	14,100	1,192,860
Metlife, Inc.	81,600	4,178,736
Prudential Financial, Inc.	21,000	1,631,700
St. Paul Travelers Companies (The), Inc.	97,500	4,346,550
XL Capital Ltd. - Class A	19,800	1,213,740
Iron & Steel - 3.23%
Alcoa, Inc.	125,100	4,048,236
Lodging - 1.62%
Harrah's Entertainment, Inc.	28,500	2,028,630
Miscellaneous - Manufacturing - 6.57%
Flowserve Corp. (b)	48,800	2,776,720
Tyco International Ltd.	198,000	5,445,000
Oil & Gas - 1.10%
Petro-Canada	29,100	1,379,631
Pharmaceuticals - 2.21%
Merck & Co., Inc.	76,000	2,768,680
Real Estate Management & Development - 1.26%
St. Joe Co. (The) (o)	34,000	1,582,360
Retail - 5.26%
Home Depot (The), Inc.	84,200	3,013,518
McDonald's Corp.	19,900	668,640
Wal-Mart Stores, Inc.	22,400	1,079,008
Yum! Brands, Inc.	36,200	1,819,774
Savings & Loans - 1.37%
Washington Mutual, Inc.	37,600	1,713,808
Software - 6.86%
CA, Inc.	294,600	6,054,030
Microsoft Corp.	108,500	2,528,050
Telecommunications - .54%
Alltel Corp.	10,500	670,215
Wireless Telecommunication Services - 1.67%
Mastercard, Inc. - Class A (b)	43,600	2,092,800
Total Common Stocks (cost: $120,868,669)		124,374,667
Short-Term Investments - 2.00%
Dreyfus Cash Management Plus Fund (p)	965,057	965,057
Goldman Sachs Financial Square Prime Obligations Fund (p)	866,299	866,299
Triparty Repurchase Agreement dated June 30, 2006 with Investors Bank & Trust Co., effective yield of 3.50%, due July 3, 2006, collateralized by U.S. Treasury Bonds, 5.125%, June 30, 2008, with a value of $682,210	$668,833	668,833
Total Short-Term Investments (cost: $2,500,189)		2,500,189
Total Securities (cost: $123,368,858) - 101.35%		126,874,856
Other Assets and Liabilities, Net - (1.35)%		(1,684,572)
Net Assets - 100.00%		$125,190,284

Atlas Value Fund	(continued)

Sector	Percent Of Net Assets
Consumer Discretionary	14.48%
Consumer Staples	8.09
Energy	1.10
Financials	27.73
Health Care	4.93
Industrials	15.29
Information Technology	11.79
Materials	7.37
Telecommunication Services	2.21
Utilities	6.36
Short-Term Investments	2.00
101.35%

Atlas American Enterprise Bond Fund
	face amount	market value (note 1)
Asset-Backed Securities - 9.71%
Automobile - 1.57%
Capital One Prime Auto Receivables Trust, Series 2005-1, Cl. A2, 4.24% due 11/15/07	$205,136	$204,744
Ford Credit Auto Owner Trust, Automobile Installment Sales, Series 2005-C, Cl. A2, 4.24% due 03/15/08	189,443	188,564
GS Auto Loan Trust, Automobile Loan Asset-Backed Securities, Series 2005-1, Cl. A2, 4.32% due 05/15/08	344,304	343,002
Onyx Acceptance Owner Trust, Series 2005-B, Cl. A2, 4.03% due 04/15/08	68,149	68,003
Commercial MBS - 1.03%
Consumer Credit Reference Index Securities Program, Credit Card Asset-Backed Certificates, Series 2002-2A, Cl. FX, 10.421% due 03/22/07 (a)	250,000	254,045
First Chicago/Lennar Trust 1, Commercial Mtg. Pass-Through Certificates, Series 1997-CHL1, Cl. D, 7.718% due 04/29/39 (a)(c)	51,993	52,058
MBNA Credit Card Master Note Trust, Series 2002-C1, Cl. C1, 6.80% due 07/15/14	109,000	113,595
Residential Asset Mortgage Products, Inc., Series 2006-RS4, Cl. A1, 5.421% due 07/25/36 (c)	110,000	110,000
Construction & Farm Machinery - .21%
Option One Mortgage Loan Trust 2006-1 2A1,
5.393% due 01/25/36 (c)	109,616	109,637
Home Equity - 6.27%
Ace Securities Corp., Home Equity Loan Pass-Through Certificates,
Series 2005-HE7, Cl. A2B, 4.761% due 11/25/35 (c)	110,000	110,057

The accompanying notes are an integral part of these financial statements.

Atlas American Enterprise Bond Fund	(continued)
	face amount	market value (note 1)
Argent Securities, Inc., Series 2006-W5, Cl. A2B, 5.423% due 06/25/36 (c)	$150,000	$150,000
Series 2004-W8, Cl. A2, 5.803% due 05/25/34 (c)	350,000	351,856
Centex Home Equity Co. LLC, Home Equity Loan Asset-Backed Certificates, Series 2005-D, Cl. AV2, 4.21% due 10/25/35 (c)	230,000	230,124
Centex Home Equity, Home Equity Mtg. Obligations,
Series 2005-D, Cl. AF1, 5.04% due 10/25/35	148,106	146,884
Series 2006-A, Cl. AV2, 5.423% due 06/25/36 (c)	180,000	179,996
Countrywide Asset-Backed Certificates, Series 2005-17, Cl. 1AF1, 4.58% due 12/27/35 (c)	138,093	138,187
Series 2005-10, Cl. AF1, 4.741% due 02/25/36 (c)	266,904	266,957
Series 2005-17, Cl. 1AF2, 5.363% due 12/27/35	50,000	49,450
Series 2005-16, Cl. 2AF2, 5.397% due 12/25/35	80,000	79,144
First Franklin Mtg. Loan Asset-Backed Certificates, Home Equity Receivables, Series 2005-FF10, Cl. A3, 4.791% due 11/25/35 (c)	330,000	330,165
Series 2006-FF5, Cl. 2A1, 5.109% due 04/25/36 (c)	102,519	102,517
Series 2006-FF10, Cl. A3, 5.413% due 07/25/36 (c)	160,000	160,000
Series 2006-FF9, Cl. 2A2, 5.47% due 06/25/36 (c)	80,000	80,000
Household Home Equity Loan Trust, Home Equity Loan Pass-Through Certificates, Series 2005-3, Cl. A1, 5.036% due 01/20/35 (c)	130,152	130,269
Morgan Stanley ABS Capital I, Series 2005-WMC6, Cl. A2B, 4.451% due 07/25/35 (c)	90,000	90,186
Option One Mortgage Loan Trust, Series 2006-2, Cl. 2A2, 5.435% due 07/25/36 (c)	260,000	260,000
Popular Asset-Backed Securities, Home Equity Pass-Through Certificates, Series 2005-6, Cl. A3, 5.68% due 01/25/36	80,000	78,892
Structured Asset Investment Loan Trust, Series 2006-2, Cl. A1, 5.383% due 04/25/36 (c)	123,171	123,177
Wells Fargo Home Equity Trust, Series 2006-2, Cl. A2, 5.45% due 07/25/36 (c)	160,000	160,000
Student Loan ABS - .63%
Lehman XS Trust,
Series 2005-2, Cl. 2A1B, 3.63% due 08/25/35	188,220	187,107
Series 2005-4, Cl. 2A1B, 5.17% due 10/25/35	137,251	136,134
Total Asset-Backed Securities (cost: $5,006,410)		4,984,750

Atlas American Enterprise Bond Fund	(continued)
	face amount	market value (note 1)
Mortgage-Backed Obligations - 48.21%
Government-Sponsored Enterprises - 48.21%
Fannie Mae,
4.50% due 06/01/18	$270,466	$256,237
4.50% due 02/01/19	577,794	547,396
5.00% due 02/01/18	163,845	158,152
5.00% due 05/01/33	244,735	229,880
5.00% due 11/01/33	137,017	128,700
5.00% due 01/01/34	257,749	242,104
5.00% due 07/01/36 (n)	452,000	422,479
5.00% due 07/01/36 (n)	3,532,000	3,298,005
5.50% due 01/01/33	176,852	170,634
5.50% due 04/01/33	933,282	900,338
5.50% due 05/01/33	718,067	692,719
5.50% due 06/01/33	571,122	550,962
5.50% due 07/01/20 (n)	125,000	122,656
5.50% due 07/01/36 (n)	4,431,000	4,255,143
6.00% due 05/15/11 (k)	450,000	459,699
6.00% due 04/01/22	212,027	209,907
6.00% due 09/01/24	528,474	525,622
6.00% due 02/01/29	224,277	221,839
6.00% due 11/01/32	82,865	81,916
6.00% due 07/01/20 (n)	536,000	537,843
6.00% due 07/01/36 (n)	1,198,000	1,178,906
6.50% due 12/01/29	742,964	750,775
6.50% due 07/01/36 (n)	878,000	882,390
7.50% due 01/01/33	404,670	419,925
Fannie Mae, Collateralized Mortgage Obligations, Gtd. Real Estate Mtg. Investment Conduit Pass-Through Certificates,
Series 2005-104, Cl. MC, 5.50% due 12/25/25 (k)	630,000	597,192
FGLMC,
6.50% due 07/01/29	227,468	229,956
FHLMC,
4.50% due 05/01/18	29,288	27,702
6.50% due 09/01/31	170,999	172,803
Freddie Mac,
4.00% due 09/22/09	1,500,000	1,436,657
4.50% due 05/01/19	378,052	357,491
5.00% due 08/01/18	297,594	287,103
5.00% due 10/01/18	340,127	328,138
5.00% due 08/01/33	554,457	520,304
5.50% due 02/01/17	220,044	216,231
5.50% due 09/01/17	430,054	422,694
5.50% due 11/01/17	186,907	183,695
5.50% due 10/01/34	813,670	783,586
6.00% due 10/01/17	1,054,001	1,056,067
6.00% due 02/01/23	451,937	450,046
6.00% due 10/01/29	359,683	355,922
6.50% due 02/01/33	86,240	87,051
Total Mortgage-Backed Obligations (cost: $25,244,496)		24,756,865
Government-Sponsored Enterprises (Non-Mortgage-Backed) - 1.27%
Tennessee Valley Authority, Bonds, Series A, 6.79% due 05/23/12	615,000	653,401
Total Government-Sponsored Enterprises (Non-Mortgage-Backed) (cost: $678,796)		653,401

Statements of Investments in Securities and Net Assets  June 30, 2006 (unaudited)

Atlas American Enterprise Bond Fund	(continued)
	face amount	market value (note 1)
Collateralized Mortgage Obligations - 13.39%
Citigroup Mortgage Loan Trust, Inc.,
Series 2005-WF2, Cl. AF2, 4.922% due 08/25/35	$224,861	$221,953
Series 2006-WF1, Cl. A2B, 5.536% due 03/25/36	50,000	49,562
Countrywide Alternative Loan Trust,
Series 2005-J1, Cl. 3A1, 6.50% due 08/25/32	381,788	380,715
Deutsche Alt-A Securities, Inc. Mortgage Loan Trust,
Series 2006-AB2, Cl. A7, 5.961% due 06/25/36	341,675	340,767
Series 2006-AB3, Cl. A7, 6.36% due 07/25/36	120,000	119,996
Fannie Mae,
Series 2005-100, Cl. BQ, 5.50% due 11/25/25	130,000	121,297
Series 2006-24, Cl. DB, 5.50% due 04/25/26	400,000	386,051
Series 2006-57, Cl. PA, 5.50% due 08/25/27	552,233	547,817
Series 2005-31, Cl. PB, 5.50% due 04/25/35	75,000	70,254
Series 2006-50, Cl. KS, 5.72% due 06/25/36 (c)	88,638	74,984
Series 2006-50, Cl. SK, 5.94% due 06/25/36 (c)	227,041	200,829
Fannie Mae, Interest-Only Stripped Floating Mtg.-Backed Security,
Series 2002-12, Cl. SB, 2.428% due 07/25/31 (c)(g)	1,246,238	89,556
Series 2001-65, Cl. S, 2.578% due 11/25/31 (c)(g)	274,310	23,313
Series 2002-96, Cl. SK, 2.678% due 04/25/32 (c)(g)	909,410	77,243
Series 2002-75, Cl. SA, 2.678% due 11/25/32 (c)(g)	908,440	74,864
Series 2002-84, Cl. SA, 2.678% due 12/25/32 (c)(g)	898,314	74,235
Series 2002-5, Cl. SD, 2.778% due 02/25/32 (c)(g)	1,021,197	61,905
Series 2003-118, Cl. S, 2.778% due 12/25/33 (c)(g)	481,901	46,288
Fannie Mae, Interest-Only Stripped Mtg.-Backed Security,
Series 344, Cl. 2, 6.00% due 12/01/33 (g)	320,907	84,528
Series 313, Cl. 2, 6.50% due 06/01/31 (g)	1,050,809	273,524
Series 319, Cl. 2, 6.50% due 02/01/32 (g)	344,820	91,269
Series 331, C1.10, 6.50% due 02/01/33 (g)	425,426	100,920
Series 2003-33, Cl. IA, 6.50% due 05/25/33 (g)	457,365	115,594
Series 2003-25, Cl. IK, 7.00% due 04/25/33 (g)	1,102,497	272,342
Series 254, Cl. 2, 7.50% due 01/01/24 (g)	461,655	111,645
Freddie Mac,
Series 2173, Cl. Z, 6.50% due 07/15/29	208,646	211,762
Series 2326, Cl. ZP, 6.50% due 06/15/31	86,102	87,166
Series 1674, Cl. Z, 6.75% due 02/15/24	365,085	373,981
Series 2423, C1. MC, 7.00% due 03/15/32	135,161	138,253

Atlas American Enterprise Bond Fund	(continued)
	face amount	market value (note 1)
GE Capital Commercial Mortgage Corp.,
Series 2005-C3, Cl. A2, 4.853% due 07/10/45	$140,000	$135,960
Greenwich Capital Commercial Funding Corp.,
Series 2005-GG5, Cl. A2, 5.117% due 04/10/37	150,000	146,527
JP Morgan Chase Commercial Mortgage Securities Corp.,
Series 2005-LDP4, Cl. A2, 4.79% due 10/15/42	200,000	192,805
JP Morgan Mtg. Trust,
Series 2005-S2, Cl. 3A1, 6.754% due 02/25/32 (c)	725,678	722,914
Lehman Brothers/UBS Commercial Mtg. Trust,
Series 2005-C5, Cl. A2, 4.885% due 09/15/40	160,000	155,444
Lehman XS Trust,
Series 2005-10, Cl. 2A3B, 5.55% due 01/25/36	132,835	130,998
Residential Accredit Loans, Inc.,
Series 2006-QS5, Cl. A2, 6.00% due 05/25/36	405,629	403,986
Washington Mutual, Inc.,
Series 2005-AR8, Cl. 2AB1, 4.831% due 07/25/45 (c)	166,473	166,611
Total Collateralized Mortgage Obligations (cost: $6,829,168)		6,877,858
U.S. Government Obligations - 1.53%
U.S. Treasury Bonds,
5.375% due 02/15/31	65,000	66,122
8.875% due 08/15/17	27,000	35,233
U.S. Treasury Notes,
4.875% due 05/15/09	220,000	218,505
4.875% due 04/30/11	220,000	217,757
4.875% due 05/31/11	191,000	189,060
5.125% due 05/15/16	60,000	59,930
Total U.S. Government Obligations (cost: $785,609)		786,607
Foreign Government Obligations - .52%
Great Britain - .52%
HBOS PLC,
6.413% Bonds due 09/29/49 (a)(c)	300,000	268,729
Total Foreign Government Obligations (cost: $291,233)		268,729
Corporate Bonds and Notes - 29.37%
Aerospace & Defense - .49%
Bae Systems Holdings, Inc., 4.75% due 08/15/10 (a)	260,000	249,125
Apparel - 1.40%
Gap (The), Inc., 6.90% Unsec. Nts. due 09/15/07	470,000	472,880
Limited Brands, Inc., 6.125% due 12/01/12	250,000	245,537
Auto Manufacturers - .70%
Daimler Chrysler North America Holdings Corp., 7.30% due 01/15/12	225,000	234,140
Hyundai Motor Mfg., 5.30% due 12/19/08 (a)	130,000	127,218

The accompanying notes are an integral part of these financial statements.

Atlas American Enterprise Bond Fund	(continued)
	face amount	market value (note 1)
Banks - 1.79%
Barclays Bank PLC, 6.278% Nts., Series 1 due 12/15/34 (c)	$109,616	$296,827
JP Morgan Chase & Co., 5.15% Nts. due 10/01/15	240,000	224,016
Popular North America, Inc., 4.70% due 06/30/09	290,000	280,294
Wachovia Bank NA, 5.60% Nts. due 03/15/16	120,000	116,352
Broadcasting & Cable TV - .13%
Liberty Media Group, 7.875% due 07/15/09	65,000	67,293
Diversified Financial Services - 5.63%
Ahold Finance USA, Inc., 6.25% due 05/01/09	190,000	187,625
CIT Group, Inc., 7.75% Sr. Unsec. Nts. due 04/02/12	220,000	238,487
Citigroup, Inc., 6.625% Global Sub. Nts. due 06/15/32	105,000	108,101
Ford Motor Credit Co., 5.80% Sr. Nts. due 01/12/09	89,000	81,308
9.75% due 09/15/10 (a)	445,000	433,601
General Motors Acceptance Corp., 8.00% Bonds due 11/01/31	195,000	187,424
Goldman Sachs Capital I, 6.345% Nts. due 02/15/34	220,000	363,583
HSBC Finance Cap. Trust IX, 5.911% Nts. due 11/30/35 (c)	82,865	190,863
Istar Financial, Inc., 5.15% Sr. Unsec. Nts. due 03/01/12	245,000	232,945
MBIA, Inc., 5.70% due 12/01/34	124,000	109,695
Merrill Lynch & Co., Inc., 5.00% Medium-Term Nts., Series C due 02/03/14	125,000	116,882
NiSource Finance Corp., 7.875% Sr. Unsec. Nts. due 11/15/10	270,000	288,854
Prudential Holdings LLC, 8.695% Insured Nts. due 12/18/23 (a)	220,000	261,193
Reed Elsevier Capital, 4.625% Nts. due 06/15/12	100,000	92,638
Electric - 1.25%
Centerpoint Energy, Inc., 7.25% Sr. Nts., Series B due 09/01/10	235,000	244,669
Dominion Resources, Inc., 8.125% Sr. Nts., Series A due 06/15/10	230,000	246,835
Mission Energy Holding Co., 13.50% Sr. Sec. Nts. due 07/15/08	135,000	150,525
Electric Utilities - 1.28%
FirstEnergy Corp., 7.375% Sr. Unsec. Unsub. Nts., Series C due 11/15/31	220,000	236,027
PSEG Funding Trust, 5.381% Nts. due 11/16/07	260,000	258,129
TXU Energy Co., 6.125% Sr. Nts. due 03/15/08	165,000	165,249
Food - 1.71%
Albertson's, Inc., 8.00% Sr. Nts. due 05/01/31	195,000	175,749

Atlas American Enterprise Bond Fund	(continued)
	face amount	market value (note 1)
Delhaize America, Inc., 9.00% Nts. due 04/15/31	$170,000	$186,424
Kroger Co. (The), 5.50% Unsub. Nts. due 02/01/13	245,000	235,187
Safeway, Inc., 6.50% Sr. Unsec. Nts. due 03/01/11	235,000	237,504
Tyson Foods, Inc., 7.25% due 10/01/06	45,000	45,135
Health Care Distributors & Services - .39%
HCA, Inc., 5.50% due 12/01/09	210,000	202,368
Home Builders - 2.42%
Beazer Homes USA, Inc., 6.875% Sr. Nts. due 07/15/15	130,000	118,300
Centex Corp., 4.875% due 08/15/08	155,000	151,458
DR Horton, Inc.,
5.375% Sr. Nts. due 06/15/12	150,000	140,170
6.125% Sr. Nts. due 01/15/14	115,000	109,375
K Hovnanian Enterprises, Inc., 6.50% Gtd. Sr. Nts. due 01/15/14	215,000	193,500
KB Home, 5.75% Nts. due 02/01/14	165,000	145,072
Lennar Corp., 7.625% due 03/01/09	175,000	181,291
Pulte Homes, Inc., 4.875% due 07/15/09	210,000	202,576
Hotels - .63%
Caesars Entertainment, 7.50% due 09/01/09	245,000	254,364
Royal Caribbean RCL, 7.00% due 10/15/07	67,000	67,612
Insurance - 1.52%
Marsh & McLennan Cos., Inc., 5.875% Sr. Nts. due 08/01/33	165,000	143,304
7.125% due 06/15/09	125,000	128,627
Metlife, Inc., 5.70% Sr. Nts. due 06/15/35	135,000	120,427
Nationwide Financial Services, 6.25% Sr. Nts. due 11/15/11	125,000	126,993
Prudential Insurance Co. of America, 8.30% Nts. due 07/01/25 (a)	220,000	263,674
Integrated Telecommunication Services - .22%
EchoStar DBS Corp., 5.75% due 10/01/08	115,000	112,412
Lodging - 1.24%
Hilton Hotels Corp., 8.25% Nts. due 02/15/11	185,000	193,910
Hyatt Equities LLC, 6.875% Nts. due 06/15/07 (a)	250,000	251,485
MGM Mirage, Inc., 6.00% Nts. due 10/01/09	195,000	189,637
Media - 2.23%
Clear Channel Communications, Inc., 6.25% Sr. Unsec. Nts. due 03/15/11	170,000	166,943
8.00% Sr. Nts. due 11/01/08	115,000	119,566
Comcast Cable Communication Holdings, 8.375% Unsec. Nts. due 03/15/13	220,000	244,341
COX Communications, Inc., 4.625% Nts. due 01/15/10	270,000	257,541

Statements of Investments in Securities and Net Assets  June 30, 2006 (unaudited)

Atlas American Enterprise Bond Fund	(continued)
	face amount	market value (note 1)
Liberty Media Corp., 5.70% Sr. Nts. due 05/15/13	$135,000	$122,598
Univision Communications, Inc., 3.50% Nts. due 10/15/07	240,000	231,955
Office Services & Supplies - .35%
Xerox Corp., 9.75% due 01/15/09	170,000	181,475
Oil & Gas - 1.13%
Petroleum Export Ltd. Cayman SPV, 4.623% Sr. Nts. due 06/15/10 (a)	235,556	230,272
Pemex Project Funding Master Trust, 7.875% due 02/01/09	335,000	347,563
Paper Packaging - .50%
Meadwestvaco Corp., 6.85% due 04/01/12	250,000	254,429
Pipelines - .67%
Kinder Morgan Energy Partners, 7.30% due 08/15/33	140,000	143,333
Kinder Morgan, Inc., 6.50% Sr. Nts. due 09/01/12	210,000	199,541
Publishing & Printing - .27%
Tribune Co., 5.50% due 10/06/08	140,000	137,813
Real Estate Investment Trusts - .96%
EOP Operating LP, 8.10% Nts. due 08/01/10	220,000	236,572
Vornado Realty LP, 5.625% Nts. due 06/15/07	260,000	258,898
Restaurants - .32%
Yum! Brands, Inc., 7.70% due 07/01/12	155,000	166,718
Retail - .52%
Federated Department Stores, Inc., 6.625% Sr. Nts. due 09/01/08	170,000	172,716
May Department Stores Co., 7.90% Nts. due 10/15/07	90,000	91,845
Telecommunications - 1.62%
Telus Corp., 8.00% Nts. due 06/01/11	30,000	32,487
British Telecommunications PLC, 8.875% Multi-Cpn. Bonds due 12/15/30	115,000	141,336
New Cingular Wireless Services, Inc., 8.125% Nts. due 05/01/12	180,000	198,078
Time Warner Entertainment, 8.375% Sr. Nts. due 07/15/33	195,000	220,608
Verizon Global Funding Corp., 5.85% Nts. due 09/15/35	130,000	113,093
7.25% Multi-Cpn. Nts. due 12/01/10	120,000	125,672
Total Corporate Bonds and Notes (cost: $15,682,455)		15,080,262
Short-Term Investments - 13.82%
Fannie Mae, Disc. Nts., Zero Coupon due 07/05/2006	7,100,000	7,096,713
Total Short-Term Investments (cost: $7,096,713)		7,096,713
Total Securities (cost: $61,614,880) - 117.82%		60,505,185
Other Assets and Liabilities, Net - (17.82)%		(9,150,300)
Net Assets - 100.00%		$51,354,885

Atlas American Enterprise Bond Fund	(continued)

Investment Category	Percent Of Net Assets
Mortgage-Backed Obligations	48.21%
Corporate Bonds and Notes	29.37
Collateralized Mortgage Obligations	13.39
Asset-Backed Securities	9.71
U.S. Government Obligations	1.53
Government-Sponsored Enterprises (Non-Mortgage-Backed)	1.27
Foreign Government Obligations	0.52
Short-Term Investments	13.82
Futures Contracts	0.10
Swap Agreements	0.01
117.93%

Atlas California Municipal Bond Fund
	face amount	market value (note 1)
Fixed Rate Bonds and Notes - 91.73%
A B C, Unified School District, Capital Appropriation, Series B, FGIC Insured, Unsec. Nts., Zero Coupon due 08/01/23	$2,000,000	$863,020
Alameda Corridor Transportation Authority Revenue, AMBAC Insured, Zero Coupon due 10/01/21	3,000,000	2,274,180
Anaheim Public Financing Authority, Lease Revenue, Public Improvements Project, Series A, FSA Insured, 5.00% due 03/01/37	6,000,000	6,043,800
Anaheim Union High School District, Series A, FSA Insured, 5.375% due 08/01/20	1,000,000	1,079,020
Association of Bay Area Governments, Financing Authority for Nonprofit Corps.,
Schools of Sacred Heart, Series A, 6.15% due 06/01/15	1,000,000	1,057,580
Schools of Sacred Heart, Series A, 6.45% due 06/01/30	2,600,000	2,744,482
Bay Area Toll Authority, Toll Bridge Revenue, Series D, 5.00% due 04/01/16	1,000,000	1,042,610
Bay Area Toll Authority,Toll Bridge Revenue, 5.00% due 04/01/31	3,000,000	3,062,490
Bay Area Transit Financing Authority, MBIA Insured, 5.00% due 07/01/34	3,000,000	3,067,650
Belmont-Redwood Shores, School District, FSA Insured, 5.25% due 09/01/21	1,040,000	1,102,826
Beverly Hills, Unified School District Refunding,
5.50% due 05/01/17	1,000,000	1,104,560
5.50% due 05/01/18	990,000	1,095,356
5.50% due 05/01/20	765,000	849,785
Calleguas-Las Virgines Public Financing Authority, Municipal Water District B, MBIA Insured, 5.25% due 07/01/19	1,000,000	1,060,060

The accompanying notes are an integral part of these financial statements.

Atlas California Municipal Bond Fund	(continued)
	face amount	market value (note 1)
Capistrano, Unified School District, School Facilities Improvement District No. 1, Series C, FSA Insured, 5.50% due 08/01/22	$1,215,000	$1,301,022
Central Coast Water Authority, Revenue Refunding, State Water Project, Regional Facilities, Series A, AMBAC Insured, 5.00% due 10/01/22	3,250,000	3,304,437
Chaffey Community College District,
FSA Insured, 5.25% due 07/01/17	1,530,000	1,651,727
FSA Insured, 5.25% due 07/01/17	75,000	79,639
Chaffey High School District, Series C, FSA Insured, 5.375% due 05/01/23	2,955,000	3,141,254
Chula Vista, Industrial Development Revenue,
San Diego Gas, Series D, AMT, 5.00% due 12/01/27	1,500,000	1,503,960
Del Mar, Race Track Authority, 5.00% due 08/15/25	2,000,000	2,010,660
Department of Water Resources, Power Supply Revenue, Series A, 5.375% due 05/01/22	5,745,000	6,231,199
East Bay Municipal Utility District, Water System Revenue, MBIA Insured, 5.00% due 06/01/26	3,000,000	3,049,530
El Monte, City School District, Election of 1999, Series C, FGIC Insured, 5.25% due 05/01/29	3,980,000	4,303,256
El Monte, High School District, 5.25% due 06/01/20	5,000,000	5,350,900
Elk Grove Finance Authority, Special Tax Revenue, AMBAC Insured, 4.125% due 09/01/20	1,000,000	948,900
Elk Grove, Unified School District, Special Tax Refunding, Community Facilities District No. 1, AMBAC Insured, 6.50% due 12/01/24	1,500,000	1,842,900
Foothill/Eastern Corridor Agency, Toll Road Revenue, MBIA Insured, 0%/5.80% due 01/15/20 (d)	3,000,000	2,786,730
MBIA Insured, 0%/5.85% due 01/15/23 (d)	3,000,000	2,774,700
5.75% due 01/15/40	7,345,000	7,573,870
Fresno, Unified School District, Series B, MBIA Insured, 5.00% due 02/01/17	1,000,000	1,061,530
Hartnell Community College District,
5.25% due 06/01/25	2,755,000	2,923,303
5.25% due 06/01/26	2,900,000	3,069,998
Jurupa, Unified School District, FGIC Insured, 5.50% due 08/01/15	1,125,000	1,212,097
Kaweah Delta Health Care District, 5.25% due 08/01/28	5,370,000	5,588,559
Kern High School District Refunding, Series 1990-C, MBIA Insured, 6.25% due 08/01/12	1,200,000	1,350,528

Atlas California Municipal Bond Fund	(continued)
	face amount	market value (note 1)
La Quinta, Financing Authority, Local Agency Revenue, 5.25% due 09/01/24	$5,000,000	$5,267,650
La Quinta, Redevelopment Agency, Tax Allocation, Project Area No. 1, AMBAC Insured, 5.00% due 09/01/21	1,000,000	1,027,200
Lodi, Unified School District, MBIA Insured, 5.00% due 08/01/19	2,990,000	3,091,600
MBIA Insured, 5.00% due 08/01/22	4,195,000	4,311,873
Long Beach, Bond Finance Authority Revenue, Housing and Gas Utilities Redevelopment, Series A-1, AMBAC Insured, 5.00% due 08/01/30	4,000,000	4,049,360
Long Beach, Harbor Revenue, Series B, FGIC Insured, 5.00% due 05/15/17	3,000,000	3,145,020
Long Beach, Unified School District, Election 1999, Series C, MBIA Insured, 5.00% due 08/01/21	2,245,000	2,309,746
Los Angeles, Community Redevelopment Agency, Community Redevelopment Financing Authority Revenue, Bunker Hill, Series A, FSA Insured, 5.00% due 12/01/22	1,385,000	1,424,237
Los Angeles, COP, Sonnenblick Del Rio, AMBAC Insured, 6.00% due 11/01/19	2,000,000	2,169,760
Los Angeles, Department of Airports, Airport Revenue, Los Angeles International Airport, Series B, MBIA Insured, 5.00% due 05/15/08	1,000,000	1,021,480
Los Angeles, Department of Water and Power Waterworks Revenue,
Series A, 5.125% due 07/01/41	6,500,000	6,578,260
Series A-1, FSA Insured, 5.00% due 07/01/35	2,500,000	2,552,700
Series B, FSA Insured, 5.125% due 07/01/20	1,500,000	1,564,860
Series C, MBIA Insured, 5.25% due 07/01/18	2,350,000	2,496,546
Series C, MBIA Insured, 5.25% due 07/01/19	2,500,000	2,650,700
Los Angeles, Harbor Development Revenue, 7.60% due 10/01/18	125,000	150,414
Los Angeles, Unified School District, Series A, MBIA Insured, 5.375% due 07/01/18	2,000,000	2,172,880
Tax and Revenue Anticipation Nts., Series A, 4.25% due 10/18/06	5,000,000	5,019,390
Los Banos, Unified School District, Election of 1995, FGIC Insured, 5.00% due 08/01/25	1,005,000	1,027,160
Manhattan Beach, Unified School District, Series A, FGIC Insured, Zero Coupon due 09/01/16	2,690,000	1,685,527
Marina, Election of 2002, AMBAC Insured, 5.25% due 08/01/35	1,000,000	1,072,090

Statements of Investments in Securities and Net Assets  June 30, 2006 (unaudited)

Atlas California Municipal Bond Fund	(continued)
	face amount	market value (note 1)
Metropolitan Water District of Southern California Waterworks Revenue, Series A, 5.00% due 03/01/13	$2,000,000	$2,121,120
Series B-3, MBIA Insured, 5.00% due 10/01/29	2,500,000	2,555,775
Series B-4, MBIA Insured, 4.50% due 10/01/31	2,000,000	1,890,780
Modesto High School District, Stanislaus County, Capital Appropriation, Series A, FGIC Insured, Zero Coupon due 08/01/26	4,000,000	1,470,080
Modesto Irrigation District, COP, Refunding and Capital Improvement, Series B, 5.30% due 07/01/22	2,680,000	2,680,965
Mt. Diablo, Unified School District, FSA Insured, 5.00% due 08/01/24	1,000,000	1,023,120
Napa Valley, Community College District, Election of 2002, Series B, MBIA Insured, 5.00% due 08/01/23	1,500,000	1,550,850
Natomas, Unified School District, 1999 Refunding, MBIA Insured, 5.95% due 09/01/21	1,000,000	1,142,270
North Orange County, Community College District, Election of 2002, Series B, FGIC Insured, 5.00% due 08/01/20	1,000,000	1,066,120
Northern California Power Agency Public Power Revenue Refunding, Hydroelectric Project No. 1, Series A, AMBAC Insured, 7.50% due 07/01/23	50,000	65,351
Oakland State Building Authority Lease Revenue, Elihu M. Harris, Series A, AMBAC Insured, 5.00% due 04/01/23	2,330,000	2,372,289
Oakland, Unified School District, Alameda County, FGIC Insured, 5.25% due 08/01/20	3,000,000	3,171,630
Pacifica, COP, Street Improvement Project, AMBAC Insured, 5.875% due 11/01/29	1,105,000	1,186,958
Palo Alto, Unified School District, Series B, 5.375% due 08/01/18	1,250,000	1,276,575
Pasadena, Electric Revenue, MBIA Insured, 5.00% due 06/01/19	4,625,000	4,780,724
Pomona, Unified School District, Series C, FGIC Insured, 6.00% due 08/01/25	500,000	531,295
Port of Oakland, Airport and Marina Revenue, Series M, FGIC Insured, 5.25% due 11/01/18	3,505,000	3,713,688
Puerto Rico Commonwealth, Government Development Bank, 5.25% due 01/01/15	3,000,000	3,114,570
Puerto Rico Commonwealth, Public Improvement,
Prerefunded, FSA Insured, 5.125% due 07/01/30	1,230,000	1,297,306
Series A, 5.00% due 07/01/30	1,200,000	1,230,624

Atlas California Municipal Bond Fund	(continued)
	face amount	market value (note 1)
Series A, MBIA Insured, 5.50% due 07/01/13	$1,000,000	$1,084,470
Series A, MBIA Insured, 5.50% due 07/01/14	1,000,000	1,091,840
Series C, 6.00% due 07/01/13	2,000,000	2,059,940
Unrefunded, FSA Insured, 5.125% due 07/01/30	770,000	788,803
5.00% due 07/01/27	1,000,000	1,032,010
Puerto Rico, Electric Power Authority, Power Revenue,
Series II, FSA Insured, 5.125% due 07/01/26	3,000,000	3,097,020
Series KK, FSA Insured, 5.50% due 07/01/15	1,000,000	1,097,410
Series PP, FGIC Insured, 5.00% due 07/01/25	2,000,000	2,061,160
Puerto Rico, Highway and Transportation Authority, Transportation Revenue, Series A, 5.00% due 07/01/38	3,500,000	3,483,375
Puerto Rico, Infrastructure Financing Authority, Series A, 5.50% due 10/01/32	1,000,000	1,060,910
Puerto Rico, Public Buildings Authority, Guaranteed Revenue,
Prerefunded, Series D, 5.375% due 07/01/33	3,300,000	3,523,707
Series H, FGIC Insured, 5.25% due 07/01/13	890,000	951,757
Unrefunded, Series D, 5.375% due 07/01/33	1,200,000	1,232,472
Puerto Rico, Public Finance Corp., Commonwealth Appropriation,
Prerefunded, Series E, 5.50% due 08/01/29	1,680,000	1,804,706
Series A, MBIA Insured, 5.50% due 08/01/15	3,000,000	3,208,980
Riverside, Community College District, Prerefunded, Series A, MBIA Insured, 5.50% due 08/01/29	1,980,000	2,178,653
Unrefunded, Series A, MBIA Insured, 5.50% due 08/01/29	20,000	21,407
Rowland, Unified School District, Election of 2000, Series B, FSA Insured, 5.25% due 08/01/23	2,115,000	2,230,077
Sacramento, Municipal Utility District, Series K, AMBAC Insured, 5.75% due 07/01/18	2,350,000	2,652,750
Sacramento, Sanitation District Financing Authority Revenue, AMBAC Insured, 5.00% due 12/01/27	1,250,000	1,269,537
Sacramento, Unified School District, Tax and Revenue Anticipation Nts., 4.50% due 12/01/06	5,000,000	5,027,015
Salinas, Unified High School District, Series A, MBIA Insured, 5.375% due 06/01/22	2,830,000	3,010,299
San Bernardino County, COP, Medical Center Financing Project, MBIA Insured, 5.00% due 08/01/28	3,500,000	3,564,365

The accompanying notes are an integral part of these financial statements.

Atlas California Municipal Bond Fund	(continued)
	face amount	market value (note 1)
San Diego, COP, Edgemoor Project and Regulation System, AMBAC Insured, 5.00% due 02/01/29	$1,530,000	$1,556,653
University of San Diego, 5.25% due 10/01/28	1,000,000	1,020,600
San Diego, Public Safety Communication Project, 6.50% due 07/15/09	1,525,000	1,625,391
San Diego, Unified School District, Election of 1998,
Series D, FGIC Insured, 5.25% due 07/01/19	2,000,000	2,138,060
Series D, FGIC Insured, 5.25% due 07/01/25	3,670,000	3,923,340
San Francisco City and County Airport Commission, International Airport Revenue, Issue 23B, Second Series, FGIC Insured, 5.00% due 05/01/24	3,000,000	3,048,720
San Francisco City and County, COP, San Bruno Jail No. 3, AMBAC Insured, 5.25% due 10/01/33	4,000,000	4,127,160
San Joaquin Hills Transportation Corridor Agency, Toll Road Revenue,
7.40% due 01/01/07	1,000,000	1,018,310
7.50% due 01/01/09	1,000,000	1,073,370
San Jose Library, Parks and Public Safety Projects, 5.00% due 09/01/21	3,830,000	3,940,802
San Jose, Unified School District, Santa Clara County, Series A, FSA Insured, 5.00% due 08/01/21	1,745,000	1,795,326
Series A, FSA Insured, 5.00% due 08/01/22	3,700,000	3,803,082
San Mateo County, Joint Powers Authority, Lease Revenue Capital Projects, Series A, FSA Insured, 5.125% due 07/15/32	2,145,000	2,193,220
San Ramon Valley, Unified School District, Election of 2002, FSA Insured, 5.25% due 08/01/20	1,000,000	1,060,760
Sanger, Unified School District, MBIA Insured, 5.60% due 08/01/23	2,530,000	2,810,273
Santa Ana, Unified School District, MBIA Insured, 5.375% due 08/01/19	1,065,000	1,134,491
Santa Barbara, COP, Retirement Services, Revenue, 5.75% due 08/01/20	2,000,000	2,043,040
Santa Clara Valley Transportation Authority, Sales Tax Revenue, MBIA Insured, Series A, 5.00% due 06/01/18	2,000,000	2,101,200
Santa Clara, Unified School District, Election of 1997, MBIA Insured, 5.00% due 07/01/21	1,795,000	1,846,642
Santa Margarita, Dana Point Authority Revenue Refunding, Improvement Districts 3, 3A, 4 and 4A, Series B, MBIA Insured, 7.25% due 08/01/07	500,000	518,080
Series B, MBIA Insured, 7.25% due 08/01/13	2,000,000	2,381,500

Atlas California Municipal Bond Fund	(continued)
	face amount	market value (note 1)
South Whittier, Elementary School District, Capital Appropriation, Series A, FGIC Insured, Zero Coupon due 08/01/13	$500,000	$368,150
Series A, FGIC Insured, Zero Coupon due 08/01/14	250,000	174,832
Southwestern Community College, MBIA Insured, 5.00% due 08/01/25	1,220,000	1,268,751
State Department of Veteran Affairs, Home Purchase Revenue, Series A, AMBAC Insured, 5.35% due 12/01/27	2,000,000	2,092,300
State Department of Water Resources, Power Supply Revenue, Central Valley Project, Series AC, MBIA Insured, 5.00% due 12/01/27	1,000,000	1,024,120
Series W, FSA Insured, 5.125% due 12/01/29	2,000,000	2,045,940
State Economic Recovery Series A, 5.00% due 07/01/16	5,000,000	5,229,300
State Educational Facilities Authority Revenue Refunding,
College of Arts, 5.75% due 06/01/25	2,000,000	2,076,080
Dominican University, 5.75% due 12/01/30	1,000,000	1,030,100
Loyola Marymount University, MBIA Insured, 5.00% due 10/01/22	700,000	717,241
Lutheran University, Series C, 5.00% due 10/01/24	1,215,000	1,224,064
Pepperdine University, 5.75% due 09/15/30	2,000,000	2,101,540
Santa Clara University, MBIA Insured, 5.00% due 09/01/23	3,750,000	3,940,200
Scripps College, 5.00% due 08/01/31	500,000	502,650
Stanford University, Series R, 5.00% due 11/01/21	2,000,000	2,067,140
University of Redlands, FGIC Insured, 5.00% due 06/01/33	2,715,000	2,760,938
University of Southern California, Series C, 5.125% due 10/01/28	2,695,000	2,766,849
State Health Facilities Financing Authority, Revenue Refunding,
Adventist Health System, Series A, 5.00% due 03/01/33	3,000,000	2,991,030
Cedars-Sinai Medical Center, 5.00% due 11/15/34	2,500,000	2,496,475
Scripps Health, Series A, MBIA Insured, 5.00% due 10/01/22	500,000	517,290
Stanford Health Care, Series A, 5.00% due 11/15/23	2,000,000	2,024,620
Stanford Health Care, Series A, FSA Insured, 5.00% due 11/15/28	1,000,000	1,013,660
State Health Facility Financing Authority Revenue, 5.25% due 04/01/39	2,000,000	2,041,160
State Housing Finance Agency Revenue Home Mortgage, Multi-Family Program,
Series B, AMBAC Insured, AMT, 6.05% due 08/01/16	1,330,000	1,357,943
Series K, MBIA Insured, 6.15% due 08/01/16	590,000	602,343

Statements of Investments in Securities and Net Assets  June 30, 2006 (unaudited)

Atlas California Municipal Bond Fund	(continued)
	face amount	market value (note 1)
State Infrastructure and Economic Development Bank, Revenue Refunding, Bay Area Toll Bridges, 1st Lien, Series A, FSA Insured, 5.25% due 07/01/21	$3,000,000	$3,236,580
J. David Gladstone Institute Project, 5.25% due 10/01/34	3,000,000	3,045,240
Kaiser Hospital, Assistance I-Limited Liablity Co., Series A, 5.55% due 08/01/31	3,500,000	3,638,040
Scripps Research Institute, Series A, 5.00% due 07/01/29	2,500,000	2,539,850
YMCA, Metropolitan Los Angeles Project, AMBAC Insured, 5.25% due 02/01/26	2,000,000	2,083,840
State Infrastructure and Economic Development Bank, Salvation Army West, Nts., 3.40% due 11/13/06	1,000,000	1,000,000
State Municipal Financing Authority, Solid Waste Disposal Revenue, Waste Management, Inc. Project, AMT, 4.10% due 09/01/14	1,000,000	994,170
Series A-2, AMT, 5.40% due 04/01/25	2,000,000	2,051,360
State Pollution Control Financing Authority, Solid Waste Disposal Revenue, Waste Management, Inc., Series B, AMT, 5.00% due 07/01/27	3,000,000	2,967,300
Series C, AMT, 4.85% due 12/01/27	1,000,000	1,009,600
State Public Works Board,
Department of Corrections, Series C, 5.50% due 06/01/23	1,000,000	1,063,100
Lease Revenue, Coalinga State Hospital, Series A, 5.125% due 06/01/29	2,000,000	2,034,420
Lease Revenue, Department of General Services, Butterfield, Series A, 5.25% due 06/01/24	2,400,000	2,502,288
Lease Revenue, Department of General Services, Capital East End, Series A, 5.25% due 12/01/19	5,000,000	5,266,100
Lease Revenue, UCLA Replacement Hospital, Series A, FSA Insured, 5.375% due 10/01/17	1,700,000	1,803,938
Lease Revenue, University of California Institute, Series C, 5.00% due 04/01/20	2,375,000	2,446,107
Lease Revenue, Various University of California Projects, Series C, AMBAC Insured, 5.125% due 09/01/22	1,475,000	1,518,100
State Rural Home Mortgage Finance Authority, Single-Family Revenue Refunding,
Series C, FNMA Insured, AMT, 7.50% due 08/01/27	25,000	25,056
State, General Obligation,
Prerefunded, 5.50% due 06/01/20	580,000	612,822
Prerefunded, 5.25% due 10/01/23	995,000	1,043,924
Prerefunded, 5.50% due 06/01/25	335,000	353,958
Series BH, AMT, 5.60% due 12/01/32	1,000,000	1,013,420
Unrefunded, 5.50% due 06/01/20	2,040,000	2,155,444
Unrefunded, 5.50% due 06/01/25	1,170,000	1,236,210
5.00% due 02/01/12	1,650,000	1,727,352
5.00% due 02/01/17	500,000	518,630
5.00% due 07/01/17	5,000,000	5,215,450
5.00% due 05/01/19	5,000,000	5,187,700

Atlas California Municipal Bond Fund	(continued)
	face amount	market value (note 1)
5.625% due 05/01/19	$185,000	$197,697
5.625% due 05/01/19	100,000	107,232
5.625% due 05/01/19	115,000	121,618
5.50% due 06/01/20	145,000	151,731
5.25% due 10/01/23	145,000	152,943
5.25% due 10/01/23	70,000	73,835
5.50% due 09/01/24	1,000,000	1,055,540
5.50% due 06/01/25	85,000	88,946
5.25% due 02/01/28	6,000,000	6,169,140
5.00% due 02/01/32	2,500,000	2,520,225
5.50% due 11/01/33	4,600,000	4,883,452
5.25% due 04/01/34	2,000,000	2,062,500
Statewide Communities Development Authority,
California Endowment, 5.00% due 07/01/33	3,000,000	3,060,360
Daughters of Charity Health, Series A, 5.25% due 07/01/30	2,000,000	2,024,320
Daughters of Charity Health, Series A, 5.25% due 07/01/35	3,000,000	3,033,240
Huntington Memorial Hospital, 5.00% due 07/01/35	3,000,000	3,004,320
Kaiser Permanente, Series I, 3.45% due 04/01/35	2,000,000	1,911,660
Memorial Health Services, Series A, 5.50% due 10/01/33	2,000,000	2,060,020
Sutter Health, Series A, 5.00% due 11/15/43	5,000,000	4,955,400
The Salk Institute Biological, MBIA Insured, 5.25% due 07/01/20	1,540,000	1,634,094
Thomas Jefferson School of Law, 4.875% due 10/01/31	2,000,000	1,919,620
Thomas Jefferson School of Law, 4.875% due 10/01/35	500,000	480,025
5.00% due 08/15/20	1,500,000	1,537,065
5.00% due 03/01/35	3,000,000	2,976,300
5.05% due 01/20/41	5,000,000	4,969,900
Statewide Communities Development Authority, COP,
6.00% due 08/01/28	1,900,000	1,955,214
Statewide Communities Development Authority, Multi-Family Revenue, Residential-B,
5.20% due 12/01/29	2,500,000	2,557,025
Torrance, COP,
AMBAC Insured, 5.25% due 06/01/34	3,690,000	3,829,187
Refinancing and Public Improvement Project, Series A, AMBAC Insured, 5.00% due 06/01/34	1,310,000	1,327,043
Turlock Irrigation District Revenue Refunding,
Series A, MBIA Insured, 6.00% due 01/01/10	500,000	535,080
University of California Revenue,
Series A, AMBAC Insured, 5.00% due 11/01/25	2,000,000	2,055,960
UCLA Medical Center, AMBAC Insured, 5.25% due 05/15/30	1,250,000	1,296,613
University of California Revenues, 5.50% due 05/15/24	1,000,000	1,071,330

The accompanying notes are an integral part of these financial statements.

Atlas California Municipal Bond Fund	(continued)
	face amount	market value (note 1)
University of California, Multi-Purpose Projects,
Series M, FGIC Insured, 5.125% due 09/01/21	$5,440,000	$5,646,720
University of Puerto Rico University System Revenue Bonds, COP,
Series O, MBIA Insured, 5.375% due 06/01/30	1,000,000	1,001,450
Upland, COP,
San Antonio Community Hospital, 5.00% due 01/01/18	2,745,000	2,744,918
Upland, Unified School District, Capital Appropriation, Election of 2000,
FSA Insured, 5.125% due 08/01/25	1,000,000	1,036,470
Val Verde, Unified School District, COP, FGIC Insured, 5.25% due 01/01/25	1,000,000	1,082,600
Vallejo Unified School District, Series A, MBIA Insured, 5.90% due 02/01/17	1,000,000	1,136,610
Ventura, Unified School District Refunding, FSA Insured, 5.25% due 08/01/25	3,765,000	4,015,975
West Contra Costa Healthcare District, COP, AMBAC Insured, 5.50% due 07/01/29	3,000,000	3,188,340
Westside Unified School District Refunding, Series C, AMBAC Insured, 6.00% due 08/01/14	300,000	341,025
Total Fixed Rate Bonds and Notes (cost: $455,192,189)		463,928,802
Variable Rate Demand Notes* - 7.18%
Abag Finance Authority for Nonprofit,
4.00% due 10/01/27	995,000	995,000
4.00% due 10/01/27	2,300,000	2,300,000
Adelanto, Public Utility Authority Revenue,
3.99% due 11/01/34	5,800,000	5,800,000
Orange County, Apartment Development Revenue, 3.93% due 12/01/29	2,100,000	2,100,000
Pittsburg Redevelopment Agency, Tax Revenue, 3.99% due 09/01/35	1,700,000	1,700,000
Riverside County, Housing Authority, Multi-Family Mortgage Revenue, Mountain View Apts., Series A, 3.91% due 08/01/25	1,045,000	1,045,000
San Francisco City and County Redevelopment Agency, FHLMC Insured, 2.47% due 12/01/17	1,000,000	1,000,000
San Francisco City and County, 3.88% due 06/15/30	2,740,000	2,740,000
Southern California Public Power Authority, 3.87% due 07/01/15	2,100,000	2,100,000
3.92% due 07/01/23	1,800,000	1,800,000
State Department of Water Resources, Power Supply Revenue, 4.00% due 05/01/22	5,100,000	5,100,000

Atlas California Municipal Bond Fund	(continued)
	face amount	market value (note 1)
State Economic Recovery, 3.91% due 07/01/23	$600,000	$600,000
State Infrastructure and Economic Development Bank, Revenue Refunding, Oakland Unified School District, Series C, FGIC Insured, 3.36% due 08/15/23	3,000,000	3,000,000
State Pollution Control Financing Authority, 3.96% due 11/01/26	1,100,000	1,100,000
State, General Obligation,
3.92% due 05/01/34	800,000	800,000
3.92% due 05/01/40	2,825,000	2,825,000
Tahoe Forest Hospital District, 3.99% due 07/01/33	1,300,000	1,300,000
Total Variable Rate Demand Notes* (cost: $36,305,000)		36,305,000
Total Securities (cost: $491,497,189) - 98.91%		500,233,802
Other Assets and Liabilities, Net - 1.09%		5,528,558
Net Assets - 100.00%		$505,762,360

S&P Credit Rating	Percent Of Net Assets
AAA	66.10%
AA	8.53
A	14.43
BBB	9.85
98.91%

Atlas Independence Eagle Bond Fund

	shares	percent of net assets	market value
Investment in Atlas Funds - 98.50%
Strategic Income Fund	1,653,461	46.87%	$7,225,626
American Enterprise Bond Fund	764,117	46.74	7,205,628
Money Market Fund	754,673	4.89	754,673
Total Investment in Atlas Funds (cost: $15,426,884)			15,185,927
Total Securities (cost: $15,426,884) - 98.50%			15,185,927
Other Assets and Liabilities, Net - 1.50%			231,547
Net Assets - 100.00%			$15,417,474

Investment Allocation	Percent of Net Assets
Stocks	1.14%
Bonds	92.61
Cash and other liquid assets	6.25
100.00%

Atlas National Municipal Bond Fund
	face amount	market value (note 1)
Fixed Rate Bonds and Notes - 93.55%
Alabama - 1.91%
Jefferson County, Limited Obligation Reserve Bond Warrants,
Series A, 5.00% due 01/01/24	$1,000,000	$1,013,730

Statements of Investments in Securities and Net Assets  June 30, 2006 (unaudited)

Atlas National Municipal Bond Fund	(continued)
	face amount	market value (note 1)
State Docks Department, Docks Facilities Revenue,
MBIA Insured, AMT, 6.10% due 10/01/13	$1,000,000	$1,024,330
Tallassee, Industrial Development Board Revenue Refunding,
Dow United Technologies Corp., Series B, 6.10% due 08/01/14	1,000,000	1,021,660
Alaska - 1.34%
Anchorage, Electric Utility Revenue Refunding,
Senior Lien, MBIA Insured, 8.00% due 12/01/10	985,000	1,138,443
Conway, Public Facilities Board, Capital Improvement Revenue, Hendrix College Project,
Series A, 5.00% due 10/01/26	1,000,000	1,010,080
Arizona - 4.22%
Maricopa County, Unified School District No. 69, Paradise Valley Refunding,
MBIA Insured, 6.35% due 07/01/10	600,000	652,974
Phoenix, Civic Improvement Corp., Water System Revenue,
FGIC Insured, 5.25% due 07/01/18	1,000,000	1,080,540
Pinal County, Unified School District # 43,
Apache JCT, Series A, FGIC Insured, 6.80% due 07/01/09	425,000	459,055
Salt River Project, Agricultural Improvement and Power District,
Series A, 5.00% due 01/01/22	1,150,000	1,186,271
Tucson, Water Revenue,
FGIC Insured, 5.50% due 07/01/17	2,250,000	2,429,370
Yavapai County Industrial Development, Waste Management, Inc.,
Series A-1, AMT, 4.90% due 03/01/28	1,000,000	962,210
Arkansas - 1.28%
Pulaski County, Hospital Revenue,
Arkansas Children's Hospital Project, AMBAC Insured, 5.00% due 03/01/35	1,000,000	1,016,110
University of Arkansas, Revenue,
FGIC Insured, 5.00% due 03/01/25	1,000,000	1,032,450
California - 9.52%
A B C, Unified School District, Capital Appropriation,
Series B, FGIC Insured, Zero Coupon due 08/01/24	1,715,000	702,035
Agua Caliente Band Cahuilla Indians, Revenue,
6.00% due 07/01/18	1,000,000	1,078,790
Department of Water Resources, Power Supply Revenue,
5.375% due 05/01/22	1,000,000	1,084,630
Educational Facilities Authority, Revenue Refunding,
Santa Clara University, MBIA Insured, 5.00% due 09/01/23	1,000,000	1,050,720
El Paso County School District # 20,
FGIC Insured, 5.50% due 12/15/23	1,000,000	1,077,840
Foothill/Eastern Corridor Agency, Toll Road Revenue,
5.75% due 01/15/40	2,000,000	2,062,320

Atlas National Municipal Bond Fund	(continued)
	face amount	market value (note 1)
Kern, High School District,
Series 1990-C Election, MBIA Insured,
6.25% due 08/01/10	$545,000	$594,148
State Economic Recovery,
Series A, 5.00% due 07/01/16	1,000,000	1,045,860
State, General Obligation,
5.00% due 07/01/17	1,500,000	1,564,635
5.00% due 10/01/22	700,000	715,015
5.00% due 02/01/32	500,000	504,045
5.50% due 11/01/33	1,200,000	1,273,944
Statewide Communities Development Authority,
Daughters of Charity Health System, 5.25% due 07/01/25	990,000	1,005,256
Thomas Jefferson School of Law, 4.875% due 10/01/31	500,000	479,905
University of California Revenue, Multiple Purpose Projects,
Series M, FGIC Insured, 5.125% due 09/01/22	1,000,000	1,038,000
Colorado - 16.60%
Boulder County, Development Revenue,
University Corp. for Atmospheric Research, MBIA Insured, 5.00% due 09/01/27	1,880,000	1,912,806
Castle Rock, Golf Enterprise Revenue,
5.10% due 12/01/22	1,000,000	999,070
Colorado Springs,
Colorado College Project, 5.00% due 06/01/23	1,085,000	1,114,024
Colorado Springs, Utilities System Revenue, Sub-Lien Improvement,
Series A, 5.00% due 11/15/33	1,000,000	1,014,100
Denver, City and County Airport Revenue,
Series B, 5.00% due 11/15/33	1,000,000	1,014,100
Department of Transportation,
Revenue Anticipation Nts., Series A, MBIA Insured, 5.25% due 06/15/10	1,000,000	1,050,220
E-470 Public Highway Authority Revenue, Capital Appreciation,
Senior Series B, MBIA Insured, Zero Coupon due 09/01/21	2,000,000	953,980
Series C, MBIA Insured, 0%/5.00% due 09/01/17 (d)	1,900,000	1,531,571
Educational and Cultural Facilities Authority Revenue,
Nashville Public Radio, 5.50% due 04/01/11	410,000	434,530
Nashville Public Radio, 5.875% due 04/01/22	1,000,000	1,088,200
Regis University Project, 5.00% due 06/01/24	1,695,000	1,713,713
University of Denver Project, Series B, FGIC Insured, 5.25% due 03/01/23	2,000,000	2,116,440
Health Facilities Authority,
Evangelical Lutheran Project, 5.25% due 06/01/23	1,000,000	1,018,220
Evangelical Lutheran Project, Series A, 5.25% due 06/01/34	1,300,000	1,316,575
Vail Valley Medical Center Project, 5.75% due 01/15/22	1,770,000	1,840,375

The accompanying notes are an integral part of these financial statements.

Atlas National Municipal Bond Fund	(continued)
	face amount	market value (note 1)
Housing Finance Authority, Single-Family Program,
Senior Series A-1, AMT, 7.40% due 11/01/27	$35,000	$35,719
Jefferson County,
School District No. R-001, Series A, FSA Insured, 5.00% due 12/15/17	1,000,000	1,050,810
Larimer County,
School District No. R-001, MBIA Insured, 5.50% due 12/15/23	1,000,000	1,090,770
Regional Transportation District, Sales Tax Revenue,
Series A, AMBAC Insured, 5.00% due 11/01/20	1,000,000	1,040,030
South Suburban Parks and Recreation District Revenue,
AMBAC Insured, 5.375% due 09/15/18	2,160,000	2,266,682
University of Colorado Enterprise System Revenue,
FGIC Insured, 5.00% due 06/01/33	1,000,000	1,021,610
University of Colorado, COP,
Master Lease Purchase Agreement, Series A, AMBAC Insured, 5.00% due 06/01/33	1,000,000	1,011,620
Connecticut - 1.72%
State Health and Educational Facilities Authority Revenue,
5.125% due 07/01/27	2,700,000	2,759,076
Florida - 5.22%
Collier County, School Board, COP,
FSA Insured, 5.25% due 02/15/21	1,000,000	1,070,790
Escambia, Health Facilities Authority Revenue,
Ascension Health Credit, Series A, 5.25% due 11/15/11	1,000,000	1,051,620
Halifax Hospital Medical Center, Hospital Revenue,
Series A, 5.00% due 06/01/38	1,000,000	966,850
Lee County, Airport Revenue,
Series A, FSA Insured, AMT, 5.875% due 10/01/19	2,000,000	2,130,100
Miami-Dade County, Special Obligation, Capital Appreciation and Income,
Series B, MBIA Insured, 0%/5.00% due 10/01/35 (d)	1,000,000	869,880
Orange County, Sales Tax,
Series A, FGIC Insured, 5.125% due 01/01/21	2,200,000	2,285,756
Georgia - 1.31%
Augusta, Water and Sewer Revenue,
FSA Insured, 5.25% due 10/01/39	1,000,000	1,037,190
Chatham County, Hospital Authority Revenue,
Memorial Health Medical Center, Series A, 6.125% due 01/01/24	1,000,000	1,071,720
Illinois - 3.50%
Chicago, Metropolitan Water Reclamation District, Greater Chicago Capital Improvement,
7.25% due 12/01/12	1,500,000	1,769,160

Atlas National Municipal Bond Fund	(continued)
	face amount	market value (note 1)
Cook County,
MBIA Insured, 7.25% due 11/01/07	$430,000	$439,684
Metropolitan Pier and Exposition Authority, Dedicated State Tax Revenue,
McCormick Place Expansion Project, Capital Appropriation, FGIC Insured, Zero Coupon due 06/15/29	4,000,000	1,278,600
State, General Obligation,
FSA Insured, 5.375% due 05/01/13	2,000,000	2,123,340
Kansas - .52%
Salina, Hospital Revenue, Salina Reginal Health Center, Inc.,
5.00% due 10/01/36	825,000	828,729
Louisiana - .83%
Calcasieu Parish, Public Trust Authority, Student Lease Revenue,
McNeese Student Housing Project, MBIA Insured, 5.25% due 05/01/33	1,295,000	1,324,927
Maryland - .63%
Health and Higher Educational Facilities Authority Revenue,
John Hopkins University, Series A, 5.00% due 07/01/33	1,000,000	1,016,480
Massachusetts - .39%
Housing Finance Agency,
Series F, AMT, 5.125% due 12/01/34	100,000	99,329
Industrial Finance Agency Revenue,
5.65% due 10/01/18	500,000	526,385
Michigan - 2.60%
Detroit School District, School Building and Site Improvement,
Series A, FGIC Insured, 5.50% due 05/01/15	1,000,000	1,085,590
Detroit, Sewer Disposal Revenue,
Senior Lien, Series A, FSA Insured, 5.00% due 07/01/23	3,000,000	3,081,990
Minnesota - 1.42%
Chaska, Electric Revenue, Generating Facilities,
Series A, 5.25% due 10/01/20	1,200,000	1,248,060
State Higher Education Facilities Authority Revenue, University of St. Thomas,
Series 6-I, 5.00% due 04/01/23	1,000,000	1,027,910
Mississippi - .80%
Higher Education Assistance Corp., Student Loan Revenue,
Series C, AMT, 6.05% due 09/01/07	45,000	45,054
Hospital Equipment and Facilities Authority Revenue,
Baptist Memorial Hospital, Series B-1, 5.00% due 09/01/24	1,000,000	988,520
Jones County, Hospital Revenue,
South Central Regional Medical Center, 5.50% due 12/01/17	250,000	252,947
Missouri - .64%
Curators University, System Facility Revenue,
Series A, 5.00% due 11/01/21	1,000,000	1,031,520

Statements of Investments in Securities and Net Assets  June 30, 2006 (unaudited)

Atlas National Municipal Bond Fund	(continued)
	face amount	market value (note 1)
Nevada - .01%
Housing Division, Single-Family Mortgage Revenue,
Series C, FHA Insured, AMT, 6.60% due 04/01/14	$10,000	$10,052
New Hampshire - .83%
Business Financing Authority, Pollution Control Revenue,
Central Maine Power Co., 5.375% due 05/01/14	1,300,000	1,340,794
New Jersey - 1.39%
Garden State, Preservation Trust of New Jersey, Open Space and Farmland 2005,
Series A, FSA Insured, 5.80% due 11/01/19	1,000,000	1,116,240
Series A, FSA Insured, 5.80% due 11/01/23	1,000,000	1,116,560
New York - 8.21%
Highway Authority, Service Contract Revenue, Local Highway and Bridge,
Prerefunded, 5.00% due 04/01/17	205,000	210,859
Unrefunded, 5.00% due 04/01/17	795,000	812,673
Long Island Power Authority, Electric System Revenue,
5.00% due 06/01/08	1,500,000	1,530,465
Metropolitan Transportation Authority, Service Contract,
Series A, 5.75% due 01/01/18	1,000,000	1,112,240
Series A, 5.10% due 01/01/21	1,110,000	1,144,743
Series A, 5.125% due 01/01/29	1,000,000	1,020,960
Metropolitan Transportation Authority, Transportation Facilities Revenue,
Series 8, 5.375% due 07/01/21	1,000,000	1,083,260
New York City, General Obligation,
Prerefunded, Series L, 5.75% due 08/01/12	240,000	247,402
Series F, 6.00% due 08/01/11	500,000	508,385
Unrefunded, Series L, 5.75% due 08/01/12	260,000	266,924
New York City, Municipal Water Finance Authority, Water & Sewer Systems Revenue,
Prerefunded, Series B, 6.00% due 06/15/33	625,000	678,831
Unrefunded, Series B, 6.00% due 06/15/33	375,000	405,004
New York City, Transitional Financing Authority Revenue, Future Tax Secured,
Series B, 5.00% due 05/01/30	1,000,000	1,016,760
New York State Thruway Authority,
Series G, FSA Insured, 5.25% due 01/01/27	2,000,000	2,108,520
Sales Tax Asset Receivable Corporation,
Series A, AMBAC Insured, 5.00% due 10/15/32	1,000,000	1,024,480
North Carolina - 3.16%
Eastern Municipal Power Agency, Power System Revenue,
Series C, 5.375% due 01/01/17	1,000,000	1,043,130
Series D, 5.125% due 01/01/23	500,000	508,705
Series D, 5.125% due 01/01/26	450,000	457,083

Atlas National Municipal Bond Fund	(continued)
	face amount	market value (note 1)
Facilities Financing Agency Revenue,
Duke University Project, Series A, 5.125% due 07/01/42	$2,000,000	$2,031,680
Municipal Power Agency,
Series B, 6.375% due 01/01/08	1,000,000	1,034,600
Ohio - 3.35%
Cuyahoga, Refunding Revenue Bonds,
Series A, 5.50% due 01/01/29	1,000,000	1,044,840
Lakota, Local School District,
AMBAC Insured, 7.00% due 12/01/09	1,740,000	1,907,545
Ohio, Housing Finance Agency Multi-family Housing Revenue,
4.75% due 10/20/15	545,000	542,455
Steubenville, Hospital Revenue, Facilities Refunding and Improvement,
Trinity Health System, 6.50% due 10/01/30	1,750,000	1,882,755
Pennsylvania - 3.57%
Allegheny County, Higher Education Building Authority, University Revenue,
Duquesne University, Series B, 5.00% due 03/01/19	1,510,000	1,569,781
Lehigh County, Industrial Development Authority, Pollution Control Revenue,
PPL Electric Utilities Corp., FGIC Insured, 4.75% due 02/15/27	500,000	492,860
Monroe County, Hospital Authority Revenue,
Pocono Medical Center, 6.00% due 01/01/43	1,000,000	1,044,130
State, General Obligation,
5.00% due 01/01/18	2,500,000	2,621,400
Puerto Rico - 3.67%
Commonwealth, Public Improvement,
Series A, FGIC Insured, 5.50% due 07/01/18	2,000,000	2,201,480
Series A, MBIA Insured, 5.50% due 07/01/14	500,000	545,920
Series C, 6.00% due 07/01/13	1,000,000	1,029,970
Infrastructure Financing Authority,
Series A, 5.50% due 10/01/32	1,000,000	1,060,910
Public Buildings Authority Revenue, Government Facilities,
Prerefunded, Series D, 5.25% due 07/01/27	730,000	774,669
Unrefunded, Series D, 5.25% due 07/01/27	270,000	275,144
Rhode Island - .94%
Health and Educational Building Corp. Revenue, Higher Education Facility,
Salve Regina University, 5.125% due 03/15/32	1,500,000	1,517,310
South Carolina - 2.85%
Newberry County School District,
5.00% due 12/01/30	1,000,000	983,480
Richland County, School District # 002,
Series A, 5.00% due 04/01/17	1,500,000	1,574,700
Spartanburg County, School District # 001,
Anticipation Nts., Series B, 5.25% due 11/16/06	2,000,000	2,015,387

The accompanying notes are an integral part of these financial statements.

Atlas National Municipal Bond Fund	(continued)
	face amount	market value (note 1)
Texas - 6.01%
Alliance Airport Authority Inc., Special Facilities Revenue,
Fedex Corp. Project, 4.85% due 04/01/21	$1,000,000	$976,050
Dallas-Fort Worth, International Airport Revenue, Refunding and Improvement,
Series A, FGIC Insured, AMT, 5.50% due 11/01/31	1,500,000	1,552,095
Lower Colorado River Authority, Transmission Contract Revenue,
FGIC Insured, 5.00% due 05/15/25	1,000,000	1,016,370
Red River Education Finance Corp.,
Hockaday School, 5.00% due 05/15/25	1,065,000	1,080,954
Sabine River Authority, Pollution Control Revenue,
TXU Energy Company LLC, Series C, 5.20% due 05/01/28	1,000,000	1,012,470
State, Tax and Revenue Anticipation Nts.,
4.50% due 08/31/06	4,000,000	4,009,590
Virginia - 2.46%
Charles City County, Industrial Development Authority,
Waste Management Virginia, Inc. Project, AMT, 4.875% due 02/01/09	1,000,000	1,013,900
Chesterfield County, Industrial Development Authority, Pollution Control Revenue,
Virginia Electric and Power Co., 5.875% due 06/01/17	1,500,000	1,613,415
Virginia College, Educational Facilities Revenue,
Hampton University Project, 5.00% due 04/01/18	1,300,000	1,319,344
Washington - 2.26%
Port of Seattle, Revenue,
Series B, MBIA Insured, AMT, 5.625% due 02/01/24	1,000,000	1,047,220
Public Power Supply,
Prerefunded, Series A, 7.25% due 07/01/06	470,000	470,042
Unrefunded, Series A, 7.25% due 07/01/06	30,000	30,003
Seattle, General Obligation,
5.00% due 08/01/21	2,000,000	2,072,320
Wisconsin - .39%
Superior, Limited Obligation Revenue Refunding, Midwest Energy Resources,
Series E, FGIC Insured, 6.90% due 08/01/21	500,000	624,960
Total Fixed Rate Bonds and Notes (cost: $147,606,309)		150,104,557
Variable Rate Demand Notes* - 5.11%
Illinois - 3.43%
Illinois, Development Finance Authority Revenue,
3.68% due 05/01/28	5,000,000	5,000,000
Illinois, Finance Authority Revenue,
Series B, 4.03% due 05/15/35	500,000	500,000

Atlas National Municipal Bond Fund	(continued)
	face amount	market value (note 1)
Minnesota - .06%
State Higher Education Facilities Authority Revenue,
St. Olaf College, 4.04% due 10/01/20	$100,000	$100,000
Missouri - .69%
State Health and Educational Facilities Authority,
Southwest Baptist University, 4.09% due 10/01/33	1,100,000	1,100,000
Nebraska - .31%
Lancaster County Hospital Authority,
Bryanlgh Medical Center, 4.04% due 06/01/18	500,000	500,000
Wisconsin - .62%
State Health and Educational Facilities Authority,
Alverno College, 4.09% due 11/01/17	800,000	800,000
Lutheran College, 4.09% due 09/01/31	200,000	200,000
Total Variable Rate Demand Notes* (cost: $8,200,000)		8,200,000
Total Securities (cost: $155,806,309) - 98.66%		158,304,557
Other Assets and Liabilities, Net - 1.34%		2,142,338
Net Assets - 100.00%		$160,446,895

S&P Credit Rating	Percent Of Net Assets
AAA	55.30%
AA	17.41
A	12.64
BBB	13.31
98.66%

Atlas Strategic Income Fund
	face amount or units (i & j)	market value (note 1)
Asset-Backed Securities - 2.18%
Automobile - .78%
AESOP Funding II LLC, Automobile Asset-Backed Certificates,
Series 2005-1A, Cl. A2, 5.327% due 04/20/09 (a)(c)	$70,000	$70,008
BMW Vehicle Owner Trust, Automobile Loan Certificates,
Series 2005-A, Cl. A2, 3.66% due 12/26/07	69,911	69,743
Capital Auto Receivables Asset Trust, Automobile Loan Asset-Backed Nts.,
Series 2004-2, Cl. A3, 3.58% due 01/15/09	250,000	244,599
Capital One Prime Auto Receivables Trust,
Series 2005-1, Cl. A2, 4.24% due 11/15/07	211,754	211,348
Chase Manhattan Auto Owner Trust, Automobile Loan Pass-Through Certificates,
Series 2005-A, Cl. A2, 3.72% due 12/15/07	126,307	125,826

Statements of Investments in Securities and Net Assets  June 30, 2006 (unaudited)

Atlas Strategic Income Fund	(continued)
	face amount or units (i & j)	market value (note 1)
Daimler Chrysler Auto Trust, Automobile Loan Pass-Through Certificates,
Series 2005-A, Cl. A2, 3.17% due 09/08/07	$23,822	$23,812
Series 2005-B, Cl. A2, 3.75% due 12/08/07	66,210	66,112
Ford Credit Auto Owner Trust, Automobile Installment Sales,
Series 2005-A, Cl. A3, 3.48% due 11/15/08	184,654	182,701
Series 2005-B, Cl. A2, 3.78% due 09/15/07	38,137	38,094
Series 2005-C, Cl. A2, 4.24% due 03/15/08	202,073	201,135
GS Auto Loan Trust, Automobile Loan Asset-Backed Securities,
Series 2005-1, Cl. A2, 4.32% due 05/15/08	396,275	394,776
Honda Auto Receivables Owner Trust, Automobile Receivables Obligations,
Series 2005-3, Cl. A2, 3.73% due 10/18/07	411,742	410,197
Nissan Auto Receivables Owner Trust, Automobile Receivable Nts.,
Series 2005-C, Cl. A2, 4.14% due 01/15/08	343,068	341,657
Onyx Acceptance Owner Trust,
Series 2005-B, Cl. A2, 4.03% due 04/15/08	72,157	72,003
Volkswagen Auto Lease Trust, Automobile Lease Asset-Backed Securities,
Series 2005-A, Cl. A2, 3.52% due 04/20/07	50,232	50,168
Commercial MBS - .09%
Residential Asset Mortgage Products, Inc.,
Series 2004-RS7, Cl. AI3, 4.45% due 07/25/28	170,000	168,338
Series 2006-RS4, Cl. A1, 5.421% due 07/25/36 (c)	120,000	120,000
Diversified Financial Services - .07%
Structured Asset Securities Corp.,
Series 2003-25XS, Cl. A4, 4.51% due 08/25/33	15,252	15,173
Series 2005-4XS, Cl. 3A1, 5.18% due 03/25/35	201,613	200,693
Home Equity - 1.18%
Ace Securities Corp., Home Equity Loan Pass-Through Certificates,
Series 2005-HE7, Cl. A2B, 4.761% due 11/25/35 (c)	120,000	120,062
Argent Securities, Inc.,
Series 2004-W8, Cl. A2, 5.803% due 05/25/34 (c)	440,000	442,333
Series 2006-W5, Cl. A2B, 5.423% due 06/25/36 (c)	180,000	180,000
Centex Home Equity, Home Equity Mtg. Obligations,
Series 2005-D, Cl. AF1, 5.04% due 10/25/35	159,077	157,764

Atlas Strategic Income Fund	(continued)
	face amount or units (i & j)	market value (note 1)
Series 2006-A, Cl. AV2, 5.423% due 06/25/36 (c)	$220,000	$219,995
Centex Home Equity, Home Equity Mtg. Obligations Asset-Backed Certificates,
Series 2005-B, Cl. AF1, 4.05% due 03/25/35	8,211	8,178
Series 2005-C, Cl. AF1, 4.196% due 06/25/35	56,694	56,383
Countrywide Asset-Backed Certificates,
Series 2005-10, Cl. AF1, 4.741% due 02/25/36 (c)	280,249	280,305
Series 2005-16, Cl. 2AF2, 5.397% due 12/25/35	80,000	79,144
Series 2005-17, Cl. 1AF1, 4.58% due 12/27/35 (c)	155,355	155,461
Series 2005-17, Cl. 1AF2, 5.363% due 12/27/35	60,000	59,340
Series 2005-7, Cl. AF1B, 4.317% due 06/28/35	65,094	64,748
First Franklin Mtg. Loan Asset-Backed Certificates, Home Equity Receivables,
Series 2005-FF10, Cl. A3, 4.791% due 11/25/35 (c)	350,000	350,175
Series 2006-FF10, Cl. A3, 5.413% due 07/25/36 (c)	170,000	170,000
Series 2006-FF5, Cl. 2A1, 5.109% due 04/25/36 (c)	139,799	143,363
Series 2006-FF9, Cl. 2A2, 5.47% due 06/25/36 (c)	90,000	90,000
Household Home Equity Loan Trust, Home Equity Loan Pass-Through Certificates,
Series 2005-3, Cl. A1, 5.036% due 01/20/35 (c)	137,383	137,506
Morgan Stanley ABS Capital I,
Series 2005-WMC6, Cl. A2B, 4.451% due 07/25/35 (c)	110,000	110,227
Option One Mortgage Loan Trust,
Series 2006-2, Cl.2A2, 5.435% due 07/25/36 (c)	290,000	290,000
Popular Asset-Backed Securities, Home Equity Pass-Through Certificates,
Series 2004-5, Cl. AF2, 3.735% due 12/25/34	70,000	69,419
Series 2005-1, Cl. AF2, 3.914% due 05/25/35	50,000	49,312
Series 2005-2, Cl. AF2, 4.415% due 04/25/35	80,000	78,909
Series 2005-6, Cl. A3, 5.68% due 01/25/36	90,000	88,754
Structured Asset Investment Loan Trust,
Series 2006-2, Cl. A1, 5.383% due 04/25/36 (c)	149,564	149,572
Wells Fargo Home Equity Trust,
Series 2006-2, Cl. A2, 5.45% due 07/25/36 (c)	170,000	170,000
Wells Fargo Home Equity, Home Equity Loan Asset-Backed Certificates,
Series 2004-2, Cl. AI1B, 2.94% due 02/25/18	26,161	26,069

The accompanying notes are an integral part of these financial statements.

Atlas Strategic Income Fund	(continued)
	face amount or units (i & j)	market value (note 1)
Other ABS - .00%
Embarcadero Aircraft Securitization Trust, Airplane Collateral Obligations,
Series 2000-A, Cl. B, Zero Coupon due 08/15/25 (a)(c)(f)(r)	$455,016	$4,550
Student Loan ABS - .06%
Lehman XS Trust,
Series 2005-2, Cl. 2A1B, 3.63% due 08/25/35	193,756	192,610
Total Asset-Backed Securities (cost: $7,424,639)		6,950,562
Mortgage-Backed Obligations - 9.65%
Government-Sponsored Enterprises - 9.65%
Fannie Mae,
Nts., Zero Coupon due 10/05/07	2,440,000	2,279,499
Unsec. Nts., 4.25% due 07/15/07	740,000	730,616
Unsec. Nts., 6.625% due 09/15/09	265,000	273,970
Unsec. Nts., Series B, 7.25% due 01/15/10	500,000	528,380
3.25% due 07/31/06	475,000	474,200
5.00% due 02/01/18	208,114	200,893
5.00% due 06/01/18	142,856	137,892
5.00% due 06/01/18 (k)	130,243	125,718
5.00% due 04/01/33	793,910	745,721
5.00% due 06/01/33	56,912	53,457
5.00% due 08/01/33	96,714	90,844
5.00% due 01/01/34	294,570	276,690
5.00% due 07/01/36 (n)	4,530,000	4,234,137
5.00% due 07/01/36 (n)	260,000	242,775
5.50% due 02/01/33	445,941	430,199
5.50% due 03/01/33	118,154	113,984
5.50% due 07/01/33	752,896	726,319
5.50% due 07/01/33	198,653	191,641
5.50% due 11/01/33	626,301	604,193
5.50% due 12/01/33	62,506	60,299
5.50% due 12/01/33	80,933	78,077
5.50% due 12/01/33	147,297	142,097
5.50% due 12/01/33	64,605	62,324
5.50% due 01/01/34	185,751	179,194
5.50% due 07/01/20 (n)	871,000	854,669
5.50% due 07/01/36 (n)	5,333,000	5,121,344
6.00% due 05/15/11	1,635,000	1,670,239
6.00% due 09/01/32	635,409	627,752
6.00% due 11/01/32	216,677	214,194
6.00% due 07/01/20 (n)	591,000	593,032
6.00% due 08/01/20 (n)	75,000	75,188
6.00% due 07/01/36 (n)	1,151,000	1,132,655
6.50% due 05/01/29	31,361	31,680
6.50% due 08/01/29	77,703	78,494
6.50% due 12/01/29	859,052	868,084
6.50% due 10/01/30	38,449	38,844
6.50% due 11/01/31	353,251	356,909
6.50% due 07/01/36 (n)	1,000,000	1,005,000
7.00% due 11/01/17	219,023	224,736
7.00% due 04/01/33	376,062	385,648
7.00% due 04/01/34	755,289	774,361
7.50% due 09/01/32	190,000	198,134
7.50% due 01/01/33	430,777	447,017
8.50% due 07/01/32	4,360	4,688
Freddie Mac,
4.50% due 05/01/19	153,264	144,929

Atlas Strategic Income Fund	(continued)
	face amount or units (i & j)	market value (note 1)
4.50% due 07/01/19	$180,558	$170,678
5.00% due 08/01/33	635,778	596,615
6.00% due 10/01/22	460,936	459,312
6.00% due 07/01/24	373,826	371,941
6.50% due 04/01/18	90,856	91,949
7.00% due 06/01/29	334,701	342,828
7.00% due 03/01/31	95,031	97,406
7.00% due 10/01/31	131,017	134,290
7.50% due 04/01/36	475,771	493,746
Government National Mortgage Association,
7.00% due 03/15/28	37,390	38,576
7.00% due 03/15/28	60,135	62,042
7.00% due 07/15/28	56,629	58,425
Total Mortgage-Backed Obligations (cost: $31,238,902)		30,748,524
Government-Sponsored Enterprises (Non-Mortgage-Backed) - 3.46%
Fannie Mae,
Nts., 4.00% due 02/28/07	370,000	366,296
Nts., 4.75% due 12/15/10	255,000	247,737
Freddie Mac,
Nts., 3.625% due 09/15/06	1,115,000	1,110,888
Nts., 4.125% due 07/12/10	1,158,000	1,101,577
Nts., 5.125% due 04/18/11	1,250,000	1,230,486
Unsec. Bonds, Series 7Y07, 3.50% due 11/15/07	165,000	160,689
Unsec. Bonds, Series S906, 3.50% due 08/15/06	260,000	259,396
Unsec. Nts., 2.75% due 08/15/06	1,310,000	1,305,843
Unsec. Nts., 5.125% due 04/18/08	255,000	253,443
Unsec. Nts., 5.50% due 07/15/06	1,344,000	1,343,969
Unsec. Nts., 6.00% due 06/15/11	1,010,000	1,031,608
Unsec. Nts., 6.625% due 09/15/09	700,000	723,933
Tennessee Valley Authority,
Bonds, Series A, 6.79% due 05/23/12	1,780,000	1,891,145
Total Government-Sponsored Enterprises (Non-Mortgage-Backed) (cost: $11,328,261)		11,027,010
Collateralized Mortgage Obligations - 3.54%
Banc of America Commercial Mortgage, Inc.,
Series 2005-3, Cl. A2, 4.501% due 07/10/43	240,000	229,783
Banc of America Funding Corp.,
Series 2004-2, Cl. 2A1, 6.50% due 07/20/32	185,332	182,646
Banc of America Mtg. Securities,
Series 2004-8, Cl. 5A1, 6.50% due 05/25/32	139,055	138,360
Series 2005-E, Cl. 2A2, 4.994% due 06/25/35 (c)	27,719	27,641
Citigroup Mortgage Loan Trust, Inc.,
Series 2005-WF2, Cl. AF2, 4.922% due 08/25/35	237,137	234,072
Series 2006-WF1, Cl. A2B, 5.536% due 03/25/36	60,000	59,474
Countrywide Alternative Loan Trust,
Series 2005-J1, Cl. 3A1, 6.50% due 08/25/32	408,237	407,090
Series 2005-J3, Cl. 3A1, 6.50% due 09/25/34	88,941	89,055

Statements of Investments in Securities and Net Assets  June 30, 2006 (unaudited)

Atlas Strategic Income Fund	(continued)
	face amount or units (i & j)	market value (note 1)
Deutsche Alt-A Securities, Inc. Mortgage Loan Trust,
Series 2006-AB2, Cl. A7, 5.961% due 06/25/36	$417,603	$416,428
Series 2006-AB3, Cl. A7, 6.36% due 07/25/36	130,000	129,996
Fannie Mae,
Series 1996-35, Cl. Z, 7.00% due 07/25/26	228,276	233,394
Series 1999-14, Cl. MB, 6.50% due 04/25/29	146,720	149,269
Series 2001-51, Cl. OD, 6.50% due 10/25/31	245,757	247,815
Series 2003-116, Cl. FA, 5.218% due 11/25/33	54,833	55,097
Series 2003-17, Cl. EQ, 5.50% due 03/25/23	521,000	493,178
Series 2003-23, Cl. EQ, 5.50% due 04/25/23	246,000	232,722
Series 2005-100, Cl. BQ, 5.50% due 11/25/25	140,000	130,628
Series 2006-24, Cl. DB, 5.50% due 04/25/26	540,000	521,168
Series 2006-50, Cl. KS, 5.72% due 06/25/36 (c)	88,638	74,984
Series 2006-50, Cl. SK, 5.94% due 06/25/36 (c)	315,883	279,414
Series 2006-57, Cl. PA, 5.50% due 08/25/27	631,123	626,076
Fannie Mae Whole Loan, Pass-Through Certificates,
Series 2004-W9, Cl. 2A2, 7.00% due 02/25/44	161,964	164,829
Fannie Mae, Gtd. Real Estate Mtg. Investment Conduit Pass-Through Certificates,
Series 2001-50, Cl. NE, 6.00% due 08/25/30	28,442	28,509
Series 2001-70, Cl. LR, 6.00% due 09/25/30	39,169	39,131
Series 2001-72, Cl. NH, 6.00% due 04/25/30	18,312	18,272
Series 2001-74, Cl. PD, 6.00% due 05/25/30	7,172	7,146
Series 2002-77, Cl. WF, 4.97% due 12/18/32 (c)	40,641	40,990
Series 2004-101, Cl. BG, 5.00% due 01/25/20	212,000	201,642
Fannie Mae, Gtd. Real Estate Mtg. Investment Conduit Pass-Through Certificates, Interest-Only Stripped Mtg.-Backed Security,
Series 2002-28, Cl. SA, 2.478% due 04/25/32 (c)(g)	45,706	3,274
Series 2002-38, Cl. SO, 1.678% due 04/25/32 (c)(g)	68,977	2,985
Series 2002-39, Cl. SD, 2.748% due 03/18/32 (c)(g)	69,366	4,828
Series 2002-48, Cl. S, 2.678% due 07/25/32 (c)(g)	73,319	5,668

Atlas Strategic Income Fund	(continued)
	face amount or units (i & j)	market value (note 1)
Series 2002-52, Cl. SL, 2.678% due 09/25/32 (c)(g)	$45,350	$3,604
Series 2002-53, Cl. SK, 2.778% due 04/25/32 (c)(g)	42,934	3,292
Series 2002-56, Cl. SN, 2.678% due 07/25/32 (c)(g)	101,079	7,969
Series 2002-77, Cl. IS, 2.848% due 12/18/32 (c)(g)	117,516	8,728
Fannie Mae, Interest-Only Stripped Floating Mtg.-Backed Security,
Series 2001-61, Cl. SH, 2.648% due 11/18/31 (c)(g)	299,255	25,849
Series 2001-63, Cl. SD, 2.648% due 12/18/31 (c)(g)	81,095	6,886
Series 2001-68, Cl. SC, 2.578% due 11/25/31 (c)(g)	57,200	4,802
Series 2001-81, Cl. S, 2.628% due 01/25/32 (c)(g)	59,067	4,250
Series 2002-77, Cl. SH, 2.848% due 12/18/32 (c)(g)	72,011	6,133
Series 2002-9, Cl. MS, 2.778% due 03/25/32 (c)(g)	86,709	6,826
Series 2003-118, Cl. S, 2.778% due 12/25/33 (c)(g)	509,597	48,948
Series 2003-33, Cl. SP, 2.928% due 05/25/33 (c)(g)	303,725	31,059
Series 2003-4, Cl. S, 2.928% due 02/25/33 (c)(g)	157,562	15,187
Series 2005-40, Cl. SA, 1.378% due 05/25/35 (c)(g)	1,068,317	34,518
Series 2005-40, Cl. SB, 1.428% due 05/25/35 (c)(g)	367,507	12,070
Series 2005-71, Cl. SA, 1.428% due 08/25/25 (c)(g)	395,869	14,902
Series 2006-33, Cl. SP, 1.878% due 05/25/36 (c)(g)	1,673,856	112,462
Fannie Mae, Interest-Only Stripped Mtg.-Backed Security,
Series 2003-46, Cl. IH, 5.50% due 06/25/33 (g)	1,380,813	294,691
Series 221, Cl. 2, 7.50% due 05/01/23 (g)	55,630	13,237
Series 240, Cl. IO, 7.00% due 09/01/23 (g)	91,654	22,909
Series 247, Cl. 2, 7.50% due 10/01/23 (g)	318,725	71,901
Series 301, Cl. 2, 6.50% due 04/01/29 (g)	93,596	22,701
Series 319, Cl. 2, 6.50% due 02/01/32 (g)	53,173	14,074
Series 321, Cl. 2, 6.50% due 03/01/32 (g)	235,784	62,592
Series 322, Cl. 2, 6.00% due 04/01/32 (g)	440,224	114,405
Series 324, Cl. 2, 6.50% due 06/01/32 (g)	320,209	80,903
Series 329, Cl. 2, 5.50% due 01/01/33 (g)	342,526	90,499
Series 334, Cl. 12, 6.00% due 02/01/33 (g)	495,137	125,017
Series 344, Cl. 2, 6.00% due 12/01/33 (g)	196,251	51,693
Freddie Mac,
Series 1674, Cl. Z, 6.75% due 02/15/24	445,404	456,257
Series 2326, Cl. ZP, 6.50% due 06/15/31	76,535	77,480
Freddie Mac, Gtd. Mtg. Pass-Through Participation Certificates,
Series 151, Cl. F, 9.00% due 05/15/21	21,915	21,855
Freddie Mac, Gtd. Real Estate Mtg. Investment Conduit Multiclass Pass-Through Certificates,
Series 2034, Cl. Z, 6.50% due 02/15/28	61,148	61,819

The accompanying notes are an integral part of these financial statements.

Atlas Strategic Income Fund	(continued)
	face amount or units (i & j)	market value (note 1)
Series 2053, Cl. Z, 6.50% due 04/15/28	$64,325	$65,151
Series 2055, Cl. ZM, 6.50% due 05/15/28	93,730	94,583
Series 2080, Cl. Z, 6.50% due 08/15/28	62,992	63,405
Series 2387, Cl. PD, 6.00% due 04/15/30	49,462	49,451
Series 2500, Cl. FD, 5.07% due 03/15/32 (c)	29,639	29,888
Series 2526, Cl. FE, 4.97% due 06/15/29 (c)	35,729	35,902
Freddie Mac, Gtd. Real Estate Mtg. Investment Conduit Multi-class Pass-Through Certificates,
Series 2551, Cl. FD, 4.769% due 01/15/33 (c)	26,966	27,271
Series 2583, Cl. KA, 5.50% due 03/15/22	95,424	95,169
Freddie Mac, Interest-Only Stripped Floating Mtg.-Backed Security,
Series 3000, Cl. SE, 0.951% due 07/15/25 (c)(g)	631,129	12,596
Freddie Mac, Interest-Only Stripped Mtg.-Backed Security,
Series 177, Cl. IO, 7.00% due 07/01/26 (g)	147,279	35,203
Series 192, Cl. IO, 6.50% due 02/01/28 (g)	27,938	6,580
Series 200, Cl. IO, 6.50% due 01/01/29 (g)	33,585	8,231
Series 205, Cl. IO, 7.00% due 09/01/29 (g)	169,662	42,245
Series 2074, Cl. S, 3.448% due 07/17/28 (c)(g)	37,367	2,951
Series 2079, Cl. S, 3.448% due 07/17/28 (c)(g)	58,514	5,019
Series 208, Cl. IO, 7.00% due 06/01/30 (g)	129,903	30,359
Series 2526, Cl. SE, 2.901% due 06/15/29 (c)(g)	88,206	4,724
Series 2819, Cl. S, 2.401% due 06/15/34 (c)(g)	772,006	46,065
Series 2920, Cl. S, 1.501% due 01/15/35 (c)(g)	562,896	18,391
GE Capital Commercial Mortgage Corp.,
Series 2005-C3, Cl. A2, 4.853% due 07/10/45	140,000	135,960
GMAC Commercial Mortgage Securities, Inc., Commercial Mtg. Pass-Through Certificates,
Series 1997-C1, Cl. A3, 6.869% due 07/15/29	58,298	58,763
Government National Mortgage Association,
Series 2000-7, Cl. Z, 8.00% due 01/16/30	290,312	306,740
Government National Mortgage Association, Interest-Only Stripped Mtg.-Backed Security,
Series 1998-19, Cl. SB, 3.492% due 07/16/28 (c)(g)	116,503	9,242
Series 1998-6, Cl. SA, 3.282% due 03/16/28 (c)(g)	71,811	4,963
Greenwich Capital Commercial Funding Corp.,
Series 2005-GG5, Cl. A2, 5.117% due 04/10/37	160,000	156,296
Greenwich Capital Commercial Funding Corp., Commercial Mtg. Pass-Through Certificates,
Series 2005-GG3, Cl. A2, 4.305% due 08/10/42	170,000	162,855

Atlas Strategic Income Fund	(continued)
	face amount or units (i & j)	market value (note 1)
JP Morgan Chase Commercial Mortgage Securities Corp.,
Series 2005-LDP2, Cl. A2, 4.575% due 07/15/42	$60,000	$57,538
Series 2005-LDP4, Cl. A2, 4.79% due 10/15/42	210,000	202,445
Lehman Brothers/UBS Commercial Mtg. Trust,
Series 2005-C5, Cl. A2, 4.885% due 09/15/40	170,000	165,160
Lehman XS Trust,
Series 2005-10, Cl. 2A3B, 5.55% due 01/25/36	141,690	139,731
Master Alternative Loan Trust, Collateralized Pass-Through Certificates,
Series 2004-6, Cl. 10A1, 6.00% due 07/25/34	234,696	232,431
Series 2004-9, Cl. A3, 4.70% due 08/25/34	177,038	175,245
Morgan Stanley Capital I, Inc., Commercial Mtg. Pass-Through Certificates,
Series 1996-C1, Cl. F, 7.419% due 02/15/28 (a)(c)	7,579	7,560
Series 1997-XL1, Cl. G, 7.695% due 10/03/30 (a)	60,000	50,196
NC Finance Trust,
Series 1999-1, Cl. D, 1.00% due 01/25/29 (f)	54,708	11,489
Prudential Mortgage Capital Co. II LLC, Commercial Mtg. Pass-Through Certificates,
Series PRU-HTG 2000-C1, Cl. A2, 7.306% due 10/06/15 (a)	191,000	201,577
Residential Accredit Loans, Inc.,
Series 2006-QS5, Cl. A2, 6.00% due 05/25/36	473,234	471,316
Wachovia Bank Commercial Mortgage Trust,
Series 2005-C17, Cl. A2, 4.782% due 03/15/42	280,000	271,314
Washington Mutual, Inc.,
Series 2005-AR5, Cl. A1, 4.852% due 05/25/35 (c)	130,437	130,151
Series 2005-AR8, Cl. 2AB1, 4.831% due 07/25/45 (c)	177,954	177,954
Wells Fargo, Mtg. Related Pass-Through Certificates,
Series 2004-DD, Cl. 2A1, 4.548% due 01/25/35 (c)	64,802	64,528
Total Collateralized Mortgage Obligations (cost: $11,960,973)		11,271,720
U.S. Government Obligations - 3.12%
Residual Funding Corp., Strip Principal,
Zero Coupon due 01/15/21	1,910,000	866,884
U.S. Treasury Bonds,
4.50% due 02/15/36	45,000	40,349
5.50% due 08/15/28	146,000	150,003
6.25% due 05/15/30 (l)	503,000	569,726
9.25% due 02/15/16 (q)	1,802,000	2,352,102
U.S. Treasury Notes,
3.625% due 06/15/10 (k)	1,530,000	1,450,333
6.50% due 02/15/10 (k)	4,134,000	4,319,224

Statements of Investments in Securities and Net Assets  June 30, 2006 (unaudited)

Atlas Strategic Income Fund	(continued)
	face amount or units (i & j)	market value (note 1)
U.S. Treasury STRIPS,
Zero Coupon due 02/15/16	$310,000	$188,333
Total U.S. Government Obligations (cost: $10,354,914)		9,936,954
Foreign Government Obligations - 20.01%
Argentina - .91%
Argentina (Republic of),
2.00% Bonds due 09/30/14 (ARS) (f)	621,000	185,771
4.889% Bonds due 08/03/12 (c)	2,260,125	1,869,123
7.00% Bonds, Series V due 03/28/11	185,000	174,825
8.28% Nts. due 12/31/33	297,207	264,811
Buenos Aires (Province of),
1.163% Bonds, Bonos de Consolidacion de Deudas, Series PBA1 due 04/01/07 (ARS) (f)(r)	8,947	3,808
Central Bank of Argentina,
2.00% Bonds due 02/04/18 (ARS) (f)	861,120	390,244
Australia - .94%
Queensland Treasury Corp.,
6.00% Unsec. Nts., Series 09G due 07/14/09 (AUD)	4,035,000	2,999,202
Belgium - .20%
Belgium (Kingdom of),
5.00% Nts., Series 44 due 03/28/35 (EUR)	445,000	626,619
Brazil - .95%
Brazil (Federal Republic of),
7.125% Bonds due 01/20/37	250,000	236,875
8.00% Bonds due 01/15/18	805,000	849,275
8.00% due 01/15/18	5,000	5,275
8.25% Bonds due 01/20/34	435,000	456,750
8.75% Bonds due 02/04/25	650,000	713,375
10.125% Unsec. Bonds due 05/15/27	610,000	757,925
Bulgaria - .20%
Bulgaria (Republic of),
8.25% Bonds due 01/15/15 (a)	280,000	315,560
8.25% Bonds due 01/15/15	295,000	333,763
Canada - .87%
Canada (Government of),
4.00% Bonds due 09/01/10 (CAD)	3,140,000	2,765,503
Cayman Islands - .43%
Calabash Re Ltd.,
13.708% due 06/01/09 (a)(f)	250,000	248,600
Nortel Networks Ltd.,
9.73% due 07/15/11 (a)	77,000	78,348
Successor Euro Wind Ltd.,
10.52% due 06/06/08 (a)	250,000	249,275
Successor II Ltd.,
22.77% due 06/06/08 (a)	250,000	249,025
Successor Japan Quake,
9.52% due 06/06/08 (a)	540,000	540,864
Colombia - 1.00%
Colombia (Republic of),
Zero Coupon Bonds due 08/03/20	1,679,662	353,473
8.125% Bonds due 05/21/24	1,105,000	1,118,813
8.25% Nts. due 12/22/14	85,000	89,250
10.375% Bonds due 01/28/33	150,000	184,875
10.75% Nts. due 01/15/13	300,000	353,250
11.75% Nts. due 03/01/10 (COP)	1,028,000,000	414,381
12.00% Bonds due 10/22/15 (COP)	1,556,000,000	681,265

Atlas Strategic Income Fund	(continued)
	face amount or units (i & j)	market value (note 1)
Denmark - .18%
Denmark (Kingdom of),
4.00% Bonds due 11/15/10 (DKK)	$1,035,000	$178,251
4.00% Bonds due 11/15/15 (DKK)	765,000	129,848
4.00% Nts. due 08/15/08 (DKK)	1,115,000	192,229
7.00% Bonds due 11/10/24 (DKK)	275,000	62,707
Dominican Republic - .05%
Dominican Republic,
9.04% Unsec. Unsub. Bonds, Series REGS due 01/23/18	142,153	148,550
El Salvador - .14%
El Salvador (Republic of),
7.625% Bonds due 09/21/34 (a)	200,000	207,000
7.65% Bonds due 06/15/35 (a)	255,000	245,438
France - 1.87%
France (Government of),
3.25% due 04/25/16 (EUR)	2,850,000	3,399,600
4.00% Bonds due 04/25/55 (EUR)	1,220,000	1,456,210
French Discount T-Bill,
Zero Coupon due 09/21/06 (EUR)	880,000	1,117,274
Germany - .65%
Bundesrepub Deutschland, Germany (Republic of),
4.00% Series 05 due 01/04/37 (EUR)	1,715,000	2,076,453
Great Britain - 1.16%
United Kingdom,
6.00% Treasury Bonds due 12/07/28 (GBP)	1,650,000	3,702,564
Greece - .43%
Greece (Republic of),
4.60% Bonds due 05/20/13 (EUR)	1,040,000	1,363,650
Guatemala - .04%
Guatemala (Republic of),
10.25% Nts. due 11/08/11 (a)	80,000	91,880
10.25% Nts. due 11/08/11	30,000	34,455
Indonesia - .16%
Indonesia (Republic of),
6.75% Bonds due 03/10/14 (a)	30,000	29,400
7.25% Nts. due 04/20/15 (a)	50,000	50,250
8.50% Unsec. Nts. due 10/12/35 (a)	400,000	429,000
Ireland - .09%
Cloverie PLC,
9.664% Sec. Nts., Series 2005-93 due 12/20/10 (f)	300,000	300,240
Israel - .38%
Israel (State of),
7.50% Bonds, Series 2682 due 03/31/14 (ILS)	4,970,000	1,201,887
Italy - 1.53%
Italy (Republic of),
2.80% Nts., Certificate Di Credito Del Tesoro due 07/01/09 (EUR)	1,830,000	2,347,549
4.25% Treasury Bonds, Buoni del Tesoro Poliennali due 02/01/19 (EUR)	2,010,000	2,527,575
Japan - 2.17%
Japan (Government of),
0.20% 2 yr. Bonds, Series 237 due 10/15/07 (JPY)	738,000,000	6,408,144
2.00% 20 yr. Bonds, Series 81 due 09/20/25 (JPY)	62,000,000	518,424

The accompanying notes are an integral part of these financial statements.

Atlas Strategic Income Fund	(continued)
	face amount or units (i & j)	market value (note 1)
Malaysia - .34%
Johor Corp., Malayasia (State of) Bonds,
1.00% Series P3 due 07/31/12 (MYR) (f)	$2,720,000	$728,438
Malaysia (Government of),
4.72% Bonds, Series 2/05 due 09/30/15 (MYR)	1,320,000	352,048
Mexico - .93%
United Mexican States,
7.50% Bonds due 01/14/12	1,220,000	1,293,200
7.50% Bonds due 04/08/33	280,000	297,500
7.50% due 04/08/33	110,000	116,875
8.00% Bonds, Series MI10 due 12/19/13 (MXN)	6,327,000	532,844
8.30% Series MTN due 08/15/31	125,000	144,375
8.375% Nts. due 01/14/11	535,000	583,150
Nigeria - .01%
Nigeria (Federal Republic of),
5.092% Promissory Nts., Series RC due 01/05/10	55,668	41,211
Panama - .52%
Panama (Republic of),
6.70% Bonds due 01/26/36	1,208,000	1,105,320
6.70% Bonds due 01/26/36	289,000	264,435
9.375% Bonds due 04/01/29	245,000	289,100
Peru - 1.66%
Peru (Republic of),
Zero Coupon Sr. Nts. due 02/28/16	155,475	82,999
5.00% Past Due Interest Bonds due 03/07/17	790,000	756,425
7.35% Bonds due 07/21/25	725,000	696,000
7.84% Bonds due 08/12/20 (PEN)	1,335,000	398,575
8.20% Bonds due 08/12/26 (PEN)	525,000	160,173
8.375% Bonds due 05/03/16	110,000	118,800
8.60% Bonds due 08/12/17 (PEN)	4,762,000	1,522,817
8.75% Unsec. Unsub. Bonds due 11/21/33	310,000	344,875
9.91% Bonds due 05/05/15 (PEN)	3,002,000	1,029,060
12.25% Bonds, Series 8-1 due 08/10/11 (PEN)	486,000	180,580
Poland - .69%
Poland (Republic of),
Zero Coupon Bonds due 08/12/07 (PLN)	1,790,000	534,342
4.25% Series 0511 due 05/24/11 (PLN)	3,600,000	1,067,683
5.00% Bonds, Series DS1013 due 10/24/13 (PLN)	1,610,000	485,911
5.75% Bonds, Series WS0922 due 09/23/22 (PLN)	340,000	104,581
Russia - .02%
Russian Federation,
5.00% Series REGS, Unsub. Nts. due 03/31/30 (e)	15,000	15,965
12.75% Series REGS, Unsub. Nts. due 06/24/28	35,000	59,105
Turkey - .14%
Turkey (Republic of),
7.25% Nts. due 03/15/15	170,000	159,588
7.25% Nts. due 03/15/15	315,000	295,706

Atlas Strategic Income Fund	(continued)
	face amount or units (i & j)	market value (note 1)
Uruguay - .32%
Uruguay (Republic of),
7.625% Unsec. Nts. due 03/21/36	$270,000	$243,000
8.00% Unsec. Nts. due 11/18/22	800,000	766,000
Venezuela - 1.03%
Venezuela (Republic of),
7.00% Nts. due 03/16/15 (EUR)	450,000	587,833
9.25% Bonds due 09/15/27	521,000	614,780
9.25% Bonds due 09/15/27	1,250,000	1,475,000
9.375% Unsec. Bonds due 01/13/34	520,000	609,700
Total Foreign Government Obligations (cost: $63,877,591)		63,786,695
Loan Participations - .48%
Algeria (Republic of), Loan Participation Nts.,
4.813% due 03/04/10 (c)(f)	95,032	95,032
Kuznetski Capital for Bank of Moscow, Loan Participation Nts.,
7.375% due 11/26/10 (a)(f)	600,000	606,000
UBS Luxembourg SA for Sberbank, Sub. Loan Participation Nts.,
6.23% due 02/11/15	850,000	834,530
Total Loan Participations (cost: $1,548,456)		1,535,562
Corporate Bonds and Notes - 32.09%
Advertising - .86%
Lamar Media Corp.,
6.625% Sr. Nts. due 08/15/15	354,000	327,450
R.H. Donnelley Corp.,
6.875% Sr. Disc. Nts. due 01/15/13 (a)	270,000	248,400
6.875% Sr. Disc. Nts. due 01/15/13 (a)	490,000	450,800
6.875% Sr. Nts. due 01/15/13	300,000	276,000
8.875% Sr. Nts. due 01/15/16 (a)	855,000	862,481
R.H. Donnelley Finance Corp. I,
10.875% Sr. Sub. Nts. due 12/15/12 (a)	100,000	109,750
Vertis, Inc.,
9.75% Sr. Sec. Nts. due 04/01/09	250,000	254,375
10.875% Sr. Unsec. Nts., Series B due 06/15/09	200,000	197,000
Aerospace & Defense - .38%
Alliant Techsystems, Inc.,
6.75% Sr. Sub. Nts. due 04/01/16	255,000	245,437
BE Aerospace, Inc.,
8.50% Sr. Unsec. Nts. due 10/01/10	100,000	105,500
8.875% Sr. Unsec. Sub. Nts. due 05/01/11	113,000	116,955
DRS Technologies Inc.,
6.625% Sr. Nts. due 02/01/16	220,000	212,850
7.625% Sr. Sub. Nts. due 02/01/18	50,000	49,750
L-3 Communications Corp.,
5.875% Sr. Sub. Nts. due 01/15/15	208,000	193,960
6.125% Sr. Sub. Nts. due 01/15/14	100,000	95,000
6.375% Sr. Sub. Nts. Series B due 10/15/15	205,000	195,775
Agriculture - .06%
Hines Nurseries, Inc.,
10.25% Sr. Unsec. Sub. Nts. due 10/01/11	200,000	192,000
Airlines - .01%
ATA Holdings Corp.,
13.00% Sr. Nts. due 02/01/09 (e)(f)(r)	472,000	18,880

Statements of Investments in Securities and Net Assets  June 30, 2006 (unaudited)

Atlas Strategic Income Fund	(continued)
	face amount or units (i & j)	market value (note 1)
Apparel - .27%
Levi Strauss & Co.,
9.74% Sr. Nts. due 04/01/12 (c)	$250,000	$254,375
9.75% Sr. Nts. due 01/15/15	220,000	220,000
Oxford Industries, Inc.,
8.875% Sr. Nts. due 06/01/11	100,000	100,000
Quiksilver, Inc.,
6.875% Sr. Unsec. Nts. due 04/15/15	105,000	97,650
Russell Corp.,
9.25% Sr. Unsec. Nts. due 05/01/10	175,000	183,094
Auto Manufacturers - .07%
Ford Motor Co.,
7.45% Unsec. Nts. due 07/16/31	200,000	144,500
General Motors Corp.,
8.375% Sr. Unsec. Debs. due 07/15/33	100,000	80,500
Auto Parts & Equipment - .55%
Affinia Group, Inc.,
9.00% Sr. Nts. due 11/30/14	45,000	40,837
Eagle-Picher, Inc.,
9.75% Sr. Nts. due 09/01/13 (r)	30,000	20,100
Goodyear Tire & Rubber Co. (The),
7.857% Unsec. Nts. due 08/15/11	275,000	255,062
9.00% Sr. Nts. due 07/01/15	330,000	315,150
Rexnord Corp.,
10.125% Sr. Unsec. Sub. Nts. due 12/15/12	50,000	55,367
Tenneco Automotive, Inc.,
8.625% Sr. Sub. Nts. due 11/15/14	300,000	299,250
10.25% Sr. Sec. Nts. due 07/15/13	150,000	164,437
TRW Automotive, Inc.,
9.375% Sr. Nts. due 02/15/13	45,000	47,812
11.00% Sr. Sub. Nts. due 02/15/13	32,000	34,960
UIS, Inc.,
9.375% Sr. Sub. Nts. due 06/15/13	50,000	49,250
Visteon Corp.,
7.00% Sr. Unsec. Nts. due 03/10/14	75,000	61,219
8.25% Sr. Nts. due 08/01/10	450,000	420,750
Banks - 1.20%
Banco BMG SA,
9.15% Nts. due 01/15/16 (a)	805,000	788,900
Banco Hipotecario SA,
9.75% Sr. Unsec. Nts. due 04/27/16 (a)(f)	390,000	370,500
HSBC Bank PLC,
Zero Coupon Sr. Unsec. Nts. due 03/09/09	770,000	411,873
Zero Coupon Sr. Unsec. Nts. due 07/08/09	770,000	388,927
Zero Coupon Sr. Unsec. Nts. due 01/12/10	1,020,000	464,304
HSBK Europe BV,
7.75% Nts. due 05/13/13 (a)	130,000	130,162
ING Bank NV,
11.89% Nts. due 12/30/09 (UAH) (a)(f)	1,638,000	344,296
Inter-American Development Bank,
3.95% Nts. due 01/25/12 (COP) (c)	359,142,858	131,587
6.26% Nts. due 12/08/09 (BRL) (c)	300,000	129,523
RSHB Capital SA Russian Agricultural Bank,
7.175% Nts. due 05/16/13 (a)	680,000	674,050
Beverages - .09%
Argentine Beverages Financial Trust,
7.375% Bonds due 03/22/12 (a)(f)	175,000	168,000

Atlas Strategic Income Fund	(continued)
	face amount or units (i & j)	market value (note 1)
Constellation Brands, Inc.,
8.125% Sr. Sub. Nts. due 01/15/12	$100,000	$102,750
Building Materials - .14%
Associated Materials, Inc.,
9.75% Sr. Unsec. Sub. Nts. due 04/15/12	75,000	74,625
Dayton Superior Corp.,
13.00% Sr. Unsec. Sub. Nts. due 06/15/09	50,000	43,625
NTK Holdings, Inc.,
0%/10.75% Sr. Disc. Nts. due 03/01/14 (d)	450,000	325,687
Chemicals - .44%
Crompton Corp.,
9.875% Sr. Nts. due 08/01/12	125,000	140,625
Equistar Chemicals LP,
8.75% Sr. Nts. due 02/15/09	150,000	154,875
Equistar Chemicals LP/Equistar Funding Corp.,
10.125% Sr. Nts. due 09/01/08	13,000	13,682
10.625% Sr. Nts. due 05/01/11	150,000	161,062
Huntsman Corp. LLC,
11.50% Sr. Nts. due 07/15/12	99,000	110,632
11.625% Sr. Unsec. Nts. due 10/15/10	3,000	3,315
Huntsman Corp./ICI Chemical Co. PLC,
10.125% Sr. Unsec. Sub. Nts. due 07/01/09	154,000	156,310
Huntsman International LLC,
7.375% Sr. Sub. Nts. due 01/01/15 (a)	100,000	93,750
IMC Global, Inc.,
10.875% Sr. Nts. due 08/01/13	13,000	14,462
Lyondell Chemical Co.,
9.50% Sec. Nts. due 12/15/08	7,000	7,192
9.625% Sr. Sec. Nts., Series A due 05/01/07	200,000	203,000
10.50% Sr. Sec. Nts. due 06/01/13	125,000	137,500
Rockwood Specialties Group,
7.50% Sub. Nts. due 11/15/14	50,000	49,000
Tronox Worldwide/Finance,
9.50% Sr. Nts. due 12/01/12 (a)	160,000	164,800
Coal - .14%
Foundation PA Coal Co.,
7.25% Gtd. Sr. Nts. due 08/01/14	200,000	195,000
Massey Energy Co.,
6.625% Sr. Nts. due 11/15/10	50,000	49,250
Peabody Energy Corp.,
6.875% Sr. Nts., Series B due 03/15/13	200,000	196,500
Commercial Services - .86%
Comforce Operating, Inc.,
12.00% Sr. Nts., Series B due 12/01/07	205,000	205,256
Corrections Corp. of America,
6.25% Sr. Nts. due 03/15/13	155,000	145,700
7.50% Sr. Nts. due 05/01/11	100,000	100,750
DI Finance/Dyncorp International,
9.50% Sr. Sub. Nts., Series B due
02/15/13	179,000	186,160
Education Management LLC,
10.25% Sr. Sub. Nts. due 06/01/16 (a)	250,000	248,750
Great Lakes Dredge & Dock Corp.,
7.75% Sr. Sub. Nts. due 12/15/13	70,000	64,487
Hertz Corp.,
8.875% Sr. Nts. due 01/01/14 (a)	320,000	328,000
10.50% Sr. Sub. Nts. due 01/01/16 (a)	120,000	127,200

The accompanying notes are an integral part of these financial statements.

Atlas Strategic Income Fund	(continued)
	face amount or units (i & j)	market value (note 1)
Iron Mountain, Inc.,
7.75% Sr. Unsec. Sub. Nts. due 01/15/15	$100,000	$95,500
Mail-Well I Corp.,
7.875% Sr. Sub. Nts. due 12/01/13	250,000	243,750
SGS International, Inc.,
12.00% Sr. Sub. Nts. due 12/15/13 (a)	160,000	160,000
United Rentals North America, Inc.,
7.00% Sr. Sub. Nts. due 02/15/14	900,000	822,375
Computer & Electronics Retail - .14%
Bon-Ton Department Stores, Inc.,
10.25% Sr. Nts. due 03/15/14 (a)	485,000	449,837
Computers - .30%
Seagate Technology HDD Holdings,
8.00% Sr. Unsec. Nts. due 05/15/09	100,000	102,500
Sungard Data Systems, Inc.,
9.125% Sr. Unsec. Nts. due 08/15/13 (a)	215,000	223,062
10.25% Sr. Sub. Nts. due 08/15/15 (a)	595,000	615,081
Construction Materials - .08%
Goodman Global Holdings,
7.875% Sr. Sub. Nts. due 12/15/12	110,000	105,050
Nutro Products, Inc.,
10.75% Sr. Sub. Nts. due 04/15/14 (a)	155,000	159,456
Cosmetics & Personal Care - .08%
Elizabeth Arden, Inc.,
7.75% Sr. Sub. Nts. due 01/15/14	275,000	270,187
Diversified Chemicals - .22%
Chemtura Corp.,
6.875% Sr. Nts. due 06/01/16	72,000	69,570
Ineos Group Holdings PLC,
8.50% Nts. due 02/15/16 (a)	500,000	468,125
Innophos, Inc.,
8.875% Sr. Unsec. Sub. Nts. due 08/15/14	150,000	147,750
Diversified Commercial Services - .17%
Avis Budget Car Rental LLC/Avis Budget Finance, Inc.,
7.576% Sr. Nts. due 05/15/14 (a)	30,000	29,925
7.75% Sr. Nts. due 05/15/16 (a)	75,000	72,187
Intelsat Subsidiary Holding Co., Ltd.,
8.25% Sr. Nts. due 01/15/13	200,000	198,500
8.625% Sr. Nts. due 01/15/15	245,000	245,612
Diversified Financial Services - 3.00%
AES Red Oak LLC,
8.54% Sr. Sec. Bonds, Series A due 11/30/19	209,460	220,980
Alamosa Delaware, Inc.,
8.50% Sr. Sec. Nts. due 01/31/12	200,000	212,000
11.00% Sr. Unsec. Nts. due 07/31/10	13,000	14,235
BCP Crystal Holdings Corp.,
9.625% Sr. Sub. Nts. due 06/15/14	277,000	300,545
Cascadia Ltd.,
8.395% Nts. due 06/13/08 (a)(c)	250,000	250,742
Cat-Mex Ltd.,
7.512% Catastrophe Linked Nts. due 05/18/09 (a)(f)	250,000	249,950
CCM Merger, Inc.,
8.00% Nts. due 08/01/13 (a)	240,000	226,800
Credit Suisse First Boston, Inc.,
Zero Coupon Nts., Series A due 07/05/06 (TRY)	480,000	303,017

Atlas Strategic Income Fund	(continued)
	face amount or units (i & j)	market value (note 1)
Crystal U.S. Holdings, Inc.,
10.50% Sr. Disc. Nts., Series B due 10/01/14	$190,000	$148,675
E*TRADE Financial Corp.,
7.375% Sr. Nts. due 09/15/13	147,000	147,000
8.00% Sr. Nts. due 06/15/11	135,000	137,700
Ford Motor Credit Co.,
5.625% Nts. due 10/01/08	350,000	323,772
5.80% Sr. Nts. due 01/12/09	200,000	182,714
7.375% Unsec. Nts. due 10/28/09	800,000	739,630
9.957% Nts. due 04/15/12	460,000	467,047
General Motors Acceptance Corp.,
6.875% Nts. due 09/15/11	430,000	410,289
7.25% Nts. due 03/02/11	250,000	242,377
8.00% Bonds due 11/01/31	570,000	547,855
iPayment Holdings, Inc.,
9.75% Sr. Sub. Nts. due 05/15/14 (a)	70,000	69,650
JP Morgan Jersey Ltd.,
Zero Coupon Medium-Term Nts. due 01/02/15 (BRL)	2,670,000	345,994
Milacron Escrow Corp.,
11.50% Sr. Sec. Nts. due 05/15/11	300,000	278,250
Ongko International Finance Co. BV,
10.50% Sec. Nts. due 03/29/10 (a)(f)(m)(r)	40,000	—
Petroleum Export Ltd./Cayman SPV,
5.265% Sr. Nts. due 06/15/11 (a)	1,295,788	1,255,981
Rainbow National Services LLC,
8.75% Gtd. Sr. Nts. due 09/01/12 (a)	200,000	210,000
Redwood Capital V Ltd.,
9.173% Nts. due 01/09/07 (a)(c)	250,000	245,675
UBS AG,
5.928% OAO Gazprom III Credit Linked Nts., due 07/05/06 (c)	760,000	789,180
UCAR Finance, Inc.,
10.25% Sr. Unsec. Nts. due 02/15/12	100,000	105,500
Universal City Development Partners,
11.75% Sr. Nts. due 04/01/10	100,000	108,875
Universal City Florida Holding Co.,
8.375% Sr. Nts. due 05/01/10	50,000	50,250
9.899% Sr. Nts. due 05/01/10 (c)	50,000	51,625
VTB Capital SA,
6.25% Sr. Nts. due 06/30/35 (a)	980,000	926,590
Electric - 1.35%
AES Corp. (The),
8.75% Sr. Sec. Nts. due 05/15/13 (a)	550,000	588,500
CMS Energy Corp.,
7.50% Sr. Nts. due 01/15/09	13,000	13,162
7.75% Sr. Nts. due 08/01/10	50,000	50,750
8.50% Sr. Nts. due 04/15/11	100,000	104,250
Edison Mission Energy,
7.50% Sr. Nts. due 06/15/13 (a)	80,000	78,400
7.75% Sr. Nts. due 06/15/16 (a)	110,000	108,075
Eletropaulo Metropolitana,
19.125% Nts. due 06/28/10 (BRL) (a)(f)	395,000	197,910
Midwest Generation LLC,
8.75% Sr. Sec. Nts. due 05/01/34	700,000	742,000
Mirant Mid-Atlantic LLC, Mtg. Related Pass-Through Certificates,
8.625% Nts., Series A due 06/30/12	177,947	188,624

Statements of Investments in Securities and Net Assets  June 30, 2006 (unaudited)

Atlas Strategic Income Fund	(continued)
	face amount or units (i & j)	market value (note 1)
MSW Energy Holdings LLC/MSW Energy Finance Co., Inc.,
7.375% Sr. Sec. Nts. due 09/01/10	$100,000	$100,000
8.50% Sr. Sec. Nts. due 09/01/10	50,000	51,500
National Power Corp.,
9.625% Unsec. Bonds due 05/15/28	575,000	609,608
Northwestern Corp.,
5.875% Sec. Nts. due 11/01/14	30,000	29,392
NRG Energy, Inc.,
7.375% Sr. Nts. due 02/01/16	705,000	687,375
Reliant Resources, Inc.,
9.25% Sr. Sec. Nts. due 07/15/10	163,000	163,000
9.50% Sr. Sec. Nts. due 07/15/13	130,000	130,650
Sierra Pacific Resources,
6.75% Sr. Unsec. Nts. due 08/15/17	493,000	465,797
Electric Utilities - .28%
Mirant Americas Generating LLC,
8.30% Sr. Nts. due 05/01/11	600,000	592,500
8.50% Sr. Nts. due 10/01/21	100,000	93,750
9.125% Sr. Nts. due 05/01/31	200,000	194,000
Electrical Components & Equipment - .15%
Flextronics International Ltd.,
6.25% Sr. Sub. Nts. due 11/15/14	400,000	374,500
General Cable Corp.,
9.50% Sr. Nts. due 11/15/10	100,000	106,000
Electronic Equipment & Instruments - .03%
Solectron Global Finance Ltd.,
8.00% Sr. Sub. Nts. due 03/15/16 (a)	110,000	108,350
Electronics - .18%
Sanmina-SCI Corp.,
6.75% Sr. Nts. due 03/01/13	150,000	139,875
8.125% Sr. Sub. Nts. due 03/01/16	190,000	185,250
Stoneridge, Inc.,
11.50% Sr. Unsec. Nts. due 05/01/12	250,000	240,000
Entertainment - 1.61%
AMC Entertainment, Inc.,
8.00% Sr. Unsec. Sub. Nts. due 03/01/14	300,000	274,875
9.50% Sr. Unsec. Sub. Nts. due 02/01/11	70,000	68,775
American Casino & Entertainment Properties LLC,
7.85% Sr. Sec. Nts. due 02/01/12	200,000	200,500
Cinemark USA, Inc.,
9.00% Sr. Sub. Nts. due 02/01/13	200,000	210,000
9.75% Sr. Disc. Nts. due 03/15/14	400,000	310,000
Gaylord Entertainment Co.,
8.00% Sr. Nts. due 11/15/13	200,000	199,750
Greektown Holdings,
10.75% Sr. Nts. due 12/01/13 (a)	340,000	358,700
Intrawest Corp.,
7.50% Sr. Nts. due 10/15/13	250,000	248,750
Isle of Capri Casinos, Inc.,
7.00% Sr. Sub. Nts. due 03/01/14	300,000	283,125
9.00% Sr. Unsec. Nts. due 03/15/12	275,000	287,031
Marquee Holdings, Inc.,
12.00% Sr. Disc. Nts. due 08/15/14	300,000	214,125
Mohegan Tribal Gaming Authority,
6.125% Sr. Nts. due 02/15/13	75,000	70,594
6.375% Sr. Sub. Nts. due 07/15/09	100,000	97,375
6.875% Sr. Nts. due 02/15/15	210,000	197,925
7.125% Sr. Unsec. Sub. Nts. due 08/15/14	100,000	96,750
8.00% Sr. Unsec. Sub. Nts. due 04/01/12	200,000	203,250

Atlas Strategic Income Fund	(continued)
	face amount or units (i & j)	market value (note 1)
NCL Corp.,
10.625% Sr. Nts. due 07/15/14	$150,000	$147,375
Penn National Gaming, Inc.,
6.75% Sr. Sub. Nts. due 03/01/15	80,000	74,600
6.875% Sr. Sub. Nts. due 12/01/11	100,000	97,750
Pinnacle Entertainment, Inc.,
8.25% Sr. Sub. Nts. due 03/15/12	425,000	426,062
Pokagon Gaming Authority,
10.375% due 06/15/14 (a)	110,000	113,712
Six Flags, Inc.,
8.875% Sr. Nts. due 02/01/10	100,000	95,000
9.625% Sr. Nts. due 06/01/14	263,000	239,330
Vail Resorts, Inc.,
6.75% Sr. Sub. Nts. due 02/15/14	300,000	285,000
WMG Holdings Corp.,
9.50% Sr. Disc. Nts. due 12/15/14	473,000	340,560
Environmental Control - .30%
Allied Waste North America, Inc.,
7.25% Sr. Nts. due 03/15/15	100,000	95,500
7.375% Sr. Sec. Nts., Series B due 04/15/14	400,000	380,000
9.25% Sr. Nts., Series B due 09/01/12	300,000	318,000
Imco Recycling, Inc.,
10.375% Sr. Sec. Nts. due 10/15/10	150,000	162,000
Financial Services - .30%
JP Morgan Chase Bank N.A.,
Zero Coupon Credit Linked Sr. Nts., Series 2005-46 due 09/02/15 (a)	359,777	153,985
Zero Coupon Nts. due 01/05/16 (a)	2,462,760	790,300
Food - .28%
Del Monte Corp.,
6.75% Sr. Nts. due 02/15/15	60,000	55,650
8.625% Sr. Sub. Nts. due 12/15/12	100,000	103,000
Dole Food Co., Inc.,
8.625% Sr. Nts. due 05/01/09	153,000	146,115
8.875% Sr. Unsec. Nts. due 03/15/11	18,000	16,875
Domino's, Inc.,
8.25% Sr. Sub. Nts. due 07/01/11	255,000	264,562
Smithfield Foods, Inc.,
7.625% Sr. Unsec. Sub. Nts. due 02/15/08	100,000	100,500
United Biscuits Finance PLC,
10.75% Sr. Sub. Nts. due 04/15/11 (GBP)	100,000	194,465
Forest Products & Paper - .56%
Abitibi-Consolidated, Inc.,
8.375% Sr. Unsec. Sub. Nts. due 04/01/15	100,000	91,250
8.55% Unsec. Nts. due 08/01/10	175,000	165,812
8.85% Unsec. due 08/01/30	100,000	84,500
Appleton Papers, Inc.,
8.125% Sr. Nts. due 06/15/11	95,000	95,950
Boise Cascade LLC,
7.125% Sr. Sub. Nts. due 10/15/14	150,000	132,750
Buckeye Technologies, Inc.,
8.50% Sr. Nts. due 10/01/13	50,000	47,500
Domtar, Inc.,
7.125% Nts. due 08/01/15	100,000	87,000
Inland Fiber Group LLC,
9.625% Sr. Unsec. Nts. due 11/15/07 (f) (r)	250,000	161,250
Jefferson Smurfit Group PLC,
7.50% Sr. Unsec. Unsub. Nts. due 06/01/13	100,000	89,500

The accompanying notes are an integral part of these financial statements.

Atlas Strategic Income Fund	(continued)
	face amount or units (i & j)	market value (note 1)
8.25% Sr. Unsec. Nts. due 10/01/12	$300,000	$281,250
11.50% Sr. Nts. due 10/01/15 (EUR)	57,004	75,192
Mercer International, Inc.,
9.25% Sr. Nts. due 02/15/13	110,000	97,900
Norske Skog Canada Ltd.,
7.375% Sr. Nts. due 03/01/14	200,000	179,000
Pliant Corp.,
11.625% Sec. Nts. due 06/15/09	180,088	194,945
Gas - .02%
SEMCO Energy, Inc.,
7.125% Sr. Nts. due 05/15/08	50,000	49,643
Health Care - Products - .25%
Community Health Systems, Inc.,
6.50% Sr. Sub. Nts. due 12/15/12	150,000	142,312
Fresenius Medical Care Capital Trust II,
7.875% Nts. due 02/01/08	100,000	101,500
Fresenius Medical Care Capital Trust III,
7.375% Sr. Sub. Nts. due 02/01/08 (DEM)	10,000	6,761
Fresenius Medical Care Capital Trust IV,
7.875% Trust Preferred Nts. due 06/15/11	400,000	404,000
Inverness Medical Innovations, Inc.,
8.75% Sr. Sub. Nts. due 02/15/12	150,000	145,500
Health Care - Services - 1.40%
Ameripath, Inc.,
10.50% Sr. Unsec. Sub. Nts. due 04/01/13	100,000	104,875
DaVita, Inc.,
6.625% Sr. Nts. due 03/15/13	160,000	152,000
7.25% Sr. Nts. due 03/15/15	425,000	408,000
Extendicare Health Services, Inc.,
6.875% Sr. Sub. Nts. due 05/01/14	150,000	156,750
9.50% Sr. Unsec. Sub. Nts. due 07/01/10	100,000	104,375
Genesis HealthCare Corp.,
8.00% Sr. Sub. Nts. due 10/15/13	50,000	52,313
HCA, Inc.,
6.30% Sr. Unsec. Nts. due 10/01/12	600,000	564,313
6.375% Nts. due 01/15/15	600,000	555,929
Healthsouth Corp.,
10.75% Sr. Nts. due 06/15/16 (a)	310,000	303,800
Omnicare, Inc.,
6.75% Sr. Sub. Nts. due 12/15/13	65,000	61,913
6.875% Sr. Sub. Nts. due 12/15/15	80,000	76,000
Psychiatric Solutions,
7.75% Sr. Nts. due 07/15/15	75,000	73,406
Rotech Healthcare, Inc.,
9.50% Sr. Unsec. Nts. due 04/01/12	175,000	145,688
Select Medical Corp.,
7.625% Sr. Nts. due 02/01/15	455,000	395,850
Tenet Healthcare Corp.,
6.375% Sr. Unsec. Nts. due 12/01/11	80,000	71,400
7.375% Nts. due 02/01/13	13,000	11,863
9.875% Sr. Nts. due 07/01/14	825,000	825,000
Triad Hospitals, Inc.,
7.00% Sr. Sub. Nts. due 11/15/13	85,000	82,663
Universal Hospital Services, Inc.,
10.125% Sr. Nts. due 11/01/11	100,000	104,000
US Oncology, Inc.,
9.00% Sr. Nts. due 08/15/12	100,000	104,000
10.75% Sr. Nts. due 08/15/14	100,000	108,500

Atlas Strategic Income Fund	(continued)
	face amount or units (i & j)	market value (note 1)
Heavy Construction - .01%
Interline Brands, Inc.,
8.125% Sr. Sub. Nts. due 06/15/14	$30,000	$29,925
Holding Companies - Diversified - .43%
Atlantic Broadband Finance LLC,
9.375% Sr. Sub. Nts. due 01/15/14	100,000	94,000
JSG Funding PLC,
7.75% Sr. Sub. Nts. due 04/01/15	215,000	194,575
Kansas City Southern Railway Co. (The),
7.50% Sr. Unsec. Nts. due 06/15/09	100,000	100,000
MDP Acquisitions PLC,
9.625% Sr. Nts. due 10/01/12	100,000	103,000
Nell AF Sarl,
8.375% Sr. Nts. due 08/15/15 (a)	505,000	485,431
Stena AB,
7.00% Sr. Unsec. Nts. due 12/01/16	50,000	46,000
7.50% Sr. Nts. due 11/01/13	77,000	74,690
9.625% Sr. Unsec. Nts. due 12/01/12	250,000	265,625
Home Builders - .41%
Beazer Homes USA,
8.375% Sr. Unsec. Nts. due 04/15/12	75,000	75,000
D.R. Horton, Inc.,
9.75% Sr. Sub. Nts. due 09/15/10	75,000	82,652
K. Hovnanian Enterprises, Inc.,
8.875% Sr. Unsec. Sub. Nts. due 04/01/12	175,000	174,125
KB Home,
8.625% Sr. Sub. Nts. due 12/15/08	250,000	259,063
9.50% Sr. Unsec. Sub. Nts. due 02/15/11	100,000	104,500
Massey Energy Co,
6.875% Sr. Nts. due 12/15/13	80,000	74,400
Standard Pacific Corp.,
9.25% Sr. Sub. Nts. due 04/15/12	100,000	99,375
WCI Communities, Inc.,
9.125% Sr. Sub. Nts. due 05/01/12	175,000	164,063
William Lyon Homes, Inc.,
10.75% Sr. Unsec. Nts. due 04/01/13	300,000	288,000
Home Furnishings - .04%
Sealy Mattress Co.,
8.25% Sr. Sub. Nts. due 06/15/14	120,000	120,000
Household Products & Wares - .17%
Church & Dwight Co., Inc.,
6.00% Sr. Sub. Nts. due 12/15/12	100,000	92,500
Playtex Products, Inc.,
8.00% Sr. Sec. Nts. due 03/01/11	300,000	310,500
9.375% Sr. Unsec. Sub. Nts. due 06/01/11	140,000	145,775
Insurance - .50%
Aiolos Ltd.,
7.581% Catastrophe Bonds due 04/08/09 (EUR)	250,000	318,653
Atlantic and Western Re Ltd.,
15.166% Sec. Catastrophe Bonds, Series B due 11/15/10 (a)(c)	300,000	257,841
Champlain Ltd.,
17.764% Catastrophe Bonds, Cl. A due 01/07/09 (a)(c)	260,000	258,700
Conseco, Inc., Escrow Shares,
Zero Coupon Sr. Unsec. Nts. due 06/15/09 (m)	100,000	—
Foundation Re Ltd.,
9.271% Nts. due 11/24/08 (a)(c)	250,000	234,375

Statements of Investments in Securities and Net Assets  June 30, 2006 (unaudited)

Atlas Strategic Income Fund	(continued)
	face amount or units (i & j)	market value (note 1)
Residential Reinsurance Ltd.,
13.681% Nts., Series B due 06/06/08 (a)(c)	$300,000	$255,000
Vanguard Health Holdings I,
Zero Coupon Multi-Coupon Sr. Disc. Nts. due 10/01/15	390,000	274,950
Internet - .00%
Exodus Communications, Inc.,
10.75% Sr. Nts. due 12/15/09 (EUR) (m)(r)	83,872	—
NorthPoint Communications Group, Inc.,
12.875% Sr. Nts. due 02/15/10 (f)(m)(r)	40,035	—
Teligent, Inc.,
11.50% Sr. Unsec. Nts. due 12/01/07 (f)(m)(r)	100,000	—
Iron & Steel - .43%
AK Steel Corp.,
7.75% Sr. Unsec. Nts. due 06/15/12	113,000	110,740
7.875% Sr. Unsec. Nts. due 02/15/09	50,000	49,750
Gibraltar Industries, Inc.,
8.00% Sr. Sub. Nts. due 12/01/15 (a)	95,000	94,525
Ispat Inland ULC,
9.75% Sr. Sec. Nts. due 04/01/14	227,000	250,268
Oregon Steel Mills, Inc.,
10.00% Unsec. Nts. due 07/15/09	300,000	315,000
Steel Dynamics, Inc.,
9.50% Sr. Unsec. Nts. due 03/15/09	175,000	180,250
United States Steel Corp.,
9.75% Sr. Nts. due 05/15/10	84,000	89,460
10.75% Sr. Nts. due 08/01/08	130,000	139,750
Wolverine Tube, Inc.,
7.375% Sr. Nts. due 08/01/08 (a)	175,000	141,750
Leisure Time - .05%
Leslie's Poolmart,
7.75% Sr. Nts. due 02/01/13	175,000	169,750
Premier Cruise Ltd.,
11.00% Sr. Nts. due 03/15/08 (a)(f)(m)(r)	50,000	—
Lodging - 1.53%
Aztar Corp.,
9.00% Sr. Unsec. Sub. Nts. due 08/15/11	250,000	261,875
Boyd Gaming Corp.,
8.75% Sr. Unsec. Sub. Nts. due 04/15/12	175,000	183,313
French Lick Resorts & Casino,
10.75% due 04/15/14 (a)	350,000	335,125
Kerzner International,
6.75% Sr. Sub. Nts. due 10/01/15	110,000	114,813
Mandalay Resort Group,
10.25% Sr. Unsec. Sub. Nts., Series B due 08/01/07	100,000	103,625
MGM Mirage, Inc.,
6.625% Sr. Sec. Nts. due 07/15/15	100,000	93,250
6.75% Sr. Nts. due 04/01/13 (a)	155,000	147,831
8.375% Sr. Unsec. Sub. Nts. due 02/01/11	500,000	512,500
9.75% Gtd. Sr. Sub. Nts. due 06/01/07	350,000	359,625
Park Place Entertainment Corp.,
7.875% Sr. Sub. Nts. due 03/15/10	200,000	207,500
9.375% Sr. Sub. Nts. due 02/15/07	400,000	407,000
Starwood Hotels & Resorts Worldwide, Inc.,
7.875% Sr. Nts. due 05/01/12	500,000	521,875

Atlas Strategic Income Fund	(continued)
	face amount or units (i & j)	market value (note 1)
Station Casinos, Inc.,
6.50% Sr. Unsec. Sub. Nts. due 02/01/14	$500,000	$465,000
6.875% Sr. Sub. Nts. due 03/01/16	80,000	74,600
Trump Entertainment Resorts,
8.50% Sec. Nts. due 06/01/15	500,000	480,625
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp.,
6.625% Nts. due 12/01/14	650,000	612,625
Machinery - Construction & Mining - .06%
Nortek, Inc.,
8.50% Sr. Sub. Nts. due 09/01/14	200,000	193,500
Machinery - Diversified - .03%
Douglas Dynamics LLC,
7.75% Sr. Nts. due 01/15/12 (a)	100,000	95,000
Marine - .03%
PHI, Inc.,
7.125% Sr. Nts. due 04/15/13 (a)	90,000	84,825
Media - 2.37%
Adelphia Communications Corp.,
10.25% Sr. Nts. due 06/15/11 (r)	200,000	115,000
10.875% Sr. Nts. due 10/01/10 (r)	200,000	109,000
Albritton Communications Co.,
7.75% Sr. Unsec. Sub. Nts. due 12/15/12	250,000	247,500
American Media Operations, Inc.,
8.875% Sr. Unsec. Sub. Nts. due 01/15/11	75,000	66,375
10.25% Sr. Unsec. Sub. Nts., Series B due 05/01/09	200,000	187,000
Block Communications, Inc.,
8.25% Sr. Nts. due 12/15/15 (a)	110,000	105,600
Charter Communications Holdings II LLC,
10.25% Sr. Nts. due 09/15/10	100,000	100,250
Charter Communications Holdings LLC/ Charter Communications Holdings Capital Corp.,
8.375% Sr. Nts., Second Lien due 04/30/14 (a)	1,300,000	1,301,625
CSC Holdings, Inc.,
7.625% Sr. Unsec. Debs. due 07/15/18	200,000	198,000
7.625% Sr. Unsec. Unsub. Nts., Series B due 04/01/11	335,000	335,000
Dex Media East LLC/Dex Media East Finance Co.,
9.875% Sr. Unsec. Nts. due 11/15/09	100,000	105,750
Dex Media West LLC/Dex Media Finance Co.,
8.50% Sr. Nts., Series B due 08/15/10	100,000	103,750
9.875% Sr. Sub. Nts., Series B due 08/15/13	196,000	212,414
Dex Media, Inc.,
8.00% Nts. due 11/15/13	1,025,000	1,030,125
9.00% Disc. Nts. due 11/15/13	200,000	168,500
EchoStar DBS Corp.,
6.625% Sr. Nts. due 10/01/14	75,000	70,500
7.125% Sr. Nts. due 02/01/16 (a)	300,000	288,750
Emmis Operating Co.,
6.875% Sr. Sub. Nts. due 05/15/12	300,000	294,000
Granite Broadcasting Corp.,
9.75% Sr. Sec. Nts. due 12/01/10	123,000	112,545
Lin Television Corp.,
6.50% Sr. Sub. Nts. due 05/15/13	200,000	182,500

The accompanying notes are an integral part of these financial statements.

Atlas Strategic Income Fund	(continued)
	face amount or units (i & j)	market value (note 1)
Mediacom Broadband LLC,
8.50% Sr. Nts. due 10/15/15	$90,000	$86,400
Mediacom LLC/Mediacom Capital Corp.,
9.50% Sr. Unsec. Nts. due 01/15/13	213,000	211,935
MediaNews Group, Inc.,
6.375% Sr. Sub. Nts. due 04/01/14	500,000	437,500
Paxson Communications Corp.,
11.318% Sr. Sec. Nts. due 01/15/13 (a)(c)(h)	210,000	210,525
PRIMEDIA, Inc.,
8.00% Sr. Nts. due 05/15/13	200,000	179,000
8.875% Sr. Unsec. Nts. due 05/15/11	113,000	108,480
Radio One, Inc.,
8.875% Sr. Unsec. Sub. Nts., Series B due 07/01/11	300,000	310,875
Shaw Communications, Inc.,
8.54% Unsec. Unsub. Nts. due 09/30/27 (CAD)	80,000	72,654
Sinclair Broadcast Group, Inc.,
8.00% Sr. Sub. Nts. due 03/15/12	500,000	507,500
8.75% Sr. Sub. Nts. due 12/15/11	100,000	104,500
Metal & Glass Containers - .07%
Ball Corp.,
6.625% Sr. Nts. due 03/15/18	255,000	237,788
Metal Fabrication & Hardware - .19%
Crown Americas, Inc.,
7.75% Sr. Nts. due 11/15/15 (a)	230,000	226,550
TriMas Corp.,
9.875% Sr. Unsec. Sub. Nts. due 06/15/12	400,000	366,000
Metals - .02%
Rathgibson, Inc.,
11.25% Sr. Nts. due 02/15/14 (a)	75,000	77,250
Mining - .86%
Alrosa Finance SA,
8.875% Nts. due 11/17/14 (a)	1,050,000	1,140,563
8.875% Nts. due 11/17/14	765,000	829,566
Century Aluminum Co.,
7.50% Sr. Unsec. Nts. due 08/15/14	250,000	250,000
Jorgensen (Earle M.) Co.,
9.75% Sr. Unsec. Nts. due 06/01/12	100,000	106,500
Novelis, Inc.,
8.00% Sr. Nts. due 02/15/15 (a)	430,000	412,800
Miscellaneous - Manufacturing - .26%
Case New Holland, Inc.,
7.125% Sr. Nts. due 03/01/14 (a)	120,000	114,600
Convalence Specialty Material,
10.25% Sr. Sub. Nts. due 03/01/16 (a)	196,000	188,160
Jacuzzi Brands, Inc.,
9.625% Sr. Nts. due 07/01/10	178,000	188,013
KI Holdings, Inc.,
0%/9.875% Sr. Disc. Nts. due 11/15/14 (d)	100,000	71,500
Koppers, Inc.,
9.875% Sr. Sec. Nts. due 10/15/13	103,000	110,468
Trinity Industries, Inc.,
6.50% Sr. Nts. due 03/15/14	150,000	146,250
Oil & Gas - 1.52%
Belden & Blake Corp.,
8.75% Sr. Sec. Nts. due 07/15/12	150,000	152,250

Atlas Strategic Income Fund	(continued)
	face amount or units (i & j)	market value (note 1)
Chesapeake Energy Corp.,
6.375% Sr. Nts. due 06/15/15	$100,000	$92,750
6.875% Sr. Unsec. Nts. due 01/15/16	524,000	495,180
Clayton William Energy,
7.75% Sr. Nts. due 08/01/13	30,000	27,600
Compton Petroleum Finance Corp.,
7.625% Sr. Nts. due 12/01/13	235,000	224,425
Forest Oil Corp.,
7.75% Sr. Unsec. Nts. due 05/01/14	175,000	175,438
Frontier Oil Corp.,
6.625% Sr. Nts. due 10/01/11	175,000	167,563
National Gas Co.,
6.05% Nts. due 01/15/36 (a)	395,000	363,613
Newfield Exploration Co.,
6.625% Sr. Sub. Nts. due 09/01/14	500,000	476,250
Pemex Project Funding Master Trust,
7.375% Unsec. Unsub. Nts. due 12/15/14	270,000	278,640
8.50% Unsec. Unsub. Nts. due 02/15/08	130,000	135,200
9.125% Unsec. Unsub. Nts. due 10/13/10	200,000	219,000
Plains Exploration & Production Co.,
7.125% Sr. Nts. due 06/15/14	100,000	98,500
Pogo Producing Co.,
7.875% Sr. Sub. Nts. due 05/01/13 (a)	80,000	80,200
Premcor Refining Group, Inc.,
9.50% Sr. Unsec. Nts. due 02/01/13	200,000	218,666
Quicksilver Resources, Inc.,
7.125% Sr. Sub. Nts. due 04/01/16	255,000	239,063
Range Resources Corp.,
6.375% Sr. Sub. Nts. due 03/15/15	80,000	73,800
7.375% Sr. Sub. Nts. due 07/15/13	100,000	99,250
7.50% Sr. Sub. Nts. due 05/15/16	80,000	79,000
Stone Energy Corp.,
6.75% Sr. Sub. Nts. due 12/15/14	310,000	311,163
Tesoro Corp.,
6.25% Sr. Nts. due 11/01/12 (a)	120,000	114,000
6.625% Sec. Nts. due 11/01/15 (a)	120,000	113,700
Transcontinental Gas Pipe Line Corp.,
6.40% Sr. Nts. due 04/15/16 (a)	110,000	105,325
Vasco Re 2006 Ltd.,
Zero Coupon due 06/05/09 (a)	320,000	319,232
Whiting Petroleum Corp.,
7.25% Sr. Sub. Nts. due 05/01/12	200,000	192,000
Oil & Gas Services - .43%
Basic Energy Services, Inc.,
7.125% Sr. Nts. due 04/15/16 (a)	75,000	69,750
Hanover Compressor Co.,
8.625% Sr. Nts. due 12/15/10	100,000	103,500
Hanover Equipment Trust 2001,
8.50% Sr. Sec. Nts., Series A due 09/01/08	44,000	45,100
Inergy LP/Inergy Finance Corp.,
8.25% Sr. Unsec. Nts. due 03/01/16	50,000	50,500
Tengizchevroil LLP,
6.124% Sr. Sec. Nts. due 11/15/14 (a)	790,000	763,338
Titan Petrochemicals Group Ltd.,
8.50% Sr. Unsec. Nts. due 03/18/12 (a)	286,000	243,815
Universal Compression, Inc.,
7.25% Sr. Unsec. Nts. due 05/15/10	100,000	99,750
Packaging & Containers - 1.06%
Berry Plastics Corp.,
10.75% Sr. Sub. Nts. due 07/15/12	400,000	433,000

Statements of Investments in Securities and Net Assets  June 30, 2006 (unaudited)

Atlas Strategic Income Fund	(continued)
	face amount or units (i & j)	market value (note 1)
Graham Packaging Co.,
8.50% Sr. Nts. due 10/15/12	$50,000	$49,000
9.875% Sub. Nts. due 10/15/14	400,000	396,000
Graphic Packaging International,
8.50% Sr. Nts. due 08/15/11	250,000	249,375
9.50% Sr. Sub. Nts. due 08/15/13	100,000	99,000
Owens-Brockway Glass Container, Inc.,
7.75% Sr. Sec. Nts. due 05/15/11	250,000	251,875
8.25% Sr. Unsec. Nts. due 05/15/13	413,000	414,033
8.75% Sr. Sec. Nts. due 11/15/12	250,000	260,313
8.875% Sr. Sec. Nts. due 02/15/09	100,000	103,000
Solo Cup Co.,
8.50% Sr. Sub. Nts. due 02/15/14	500,000	432,500
Stone Container Corp.,
7.375% Sr. Nts. due 07/15/14	100,000	88,500
8.375% Sr. Unsec. Nts. due 07/01/12	500,000	472,500
9.75% Sr. Unsec. Nts. due 02/01/11	86,000	88,365
Tekni-Plex, Inc.,
10.875% Sr. Sec. Nts. due 08/15/12 (a)	45,000	49,725
Pharmaceuticals - .07%
Angiotech Pharmaceuticals, Inc.,
7.75% Sr. Sub. Nts. due 04/01/14 (a)	80,000	76,400
Valeant Pharmaceuticals International,
7.00% Sr. Nts. due 12/15/11	150,000	142,500
Pipelines - 1.22%
Atlas Pipeline Partners,
8.125% Sr. Nts. due 12/15/15 (a)	80,000	79,700
Copano Energy LLC,
8.125% Sr. Nts. due 03/01/16 (a)	45,000	44,775
Dynegy Holdings, Inc.,
6.875% Sr. Unsec. Unsub. Nts. due 04/01/11	130,000	122,850
8.375% Sr. Unsec. Nts. due 05/01/16 (a)	255,000	251,175
8.75% Sr. Nts. due 02/15/12	134,000	136,010
El Paso Corp.,
7.875% Sr. Unsec. Nts. due 06/15/12	463,000	471,103
El Paso Production Holding Co.,
7.75% Sr. Nts. due 06/01/13	625,000	629,688
Pacific Energy Partners LP/Pacific Energy Finance Corp.,
6.25% Sr. Unsec. Nts. due 09/15/15	30,000	29,100
Southern Natural Gas Co.,
7.35% Nts. due 02/15/31	100,000	95,949
8.00% Sr. Unsub. Nts. due 03/01/32	200,000	206,661
Targa Resources, Inc.,
8.50% Sr. Nts. due 11/01/13 (a)	160,000	154,400
Tennessee Gas Pipeline Co.,
7.50% Unsec. Nts. due 04/01/17	600,000	600,378
Williams Cos. (The), Inc.,
7.125% Nts. due 09/01/11	100,000	100,000
7.625% Nts. due 07/15/19	400,000	406,000
8.75% Unsec. Nts. due 03/15/32	500,000	543,750
Publishing & Printing - .02%
Quebecor World Capital Corp.,
8.75% Sr. Nts. due 03/15/16 (a)	75,000	68,438
Real Estate Investment Trusts - .12%
Felcor Lodging LP,
8.50% Sr. Nts. due 06/01/11	213,000	225,780
Host Marriott LP,
6.375% Sr. Nts. due 03/15/15	180,000	169,200

Atlas Strategic Income Fund	(continued)
	face amount or units (i & j)	market value (note 1)
Retail - .68%
Apcoa, Inc.,
9.25% Sr. Unsec. Sub. Nts. due 03/15/08	$150,000	$147,000
Asbury Automotive Group, Inc.,
9.00% Sr. Sub. Nts. due 06/15/12	100,000	99,000
Jean Coutu Group, Inc.,
8.50% Sr. Sub. Nts. due 08/01/14	500,000	460,000
Linens 'N Things, Inc.,
11.132% Sr. Sec. Nts. due 01/15/14 (a)	220,000	208,450
Neiman-Marcus Group, Inc.,
9.00% Sr. Nts. due 10/15/15 (a)	530,000	553,850
10.375% Sr. Sub. Nts. due 10/15/15 (a)	140,000	148,750
Petco Animal Supplies, Inc.,
10.75% Sr. Sub. Nts. due 11/01/11	50,000	52,750
Rent-A-Center,
7.50% Sr. Sub. Nts., Series B due 05/01/10	50,000	49,750
Rite Aid Corp.,
8.125% Sr. Sec. Nts. due 05/01/10	150,000	150,750
9.50% Sr. Sec. Nts. due 02/15/11	150,000	155,625
Steinway Musical Instruments,
7.00% Sr. Nts. due 03/01/14 (a)	145,000	140,288
Savings & Loans - .03%
BankUnited Capital Trust,
10.25% Capital Securities due 12/31/26 (f)	100,000	108,000
Semiconductors - .21%
Advanced Micro Devices, Inc.,
7.75% Sr. Unsec. Nts. due 11/01/12	244,000	248,880
Amkor Technology, Inc.,
7.75% Sr. Nts. due 05/15/13	450,000	407,250
Telecommunications - 2.79%
American Cellular Corp.,
10.00% Sr. Nts., Series B due 08/01/11	310,000	326,275
American Tower Corp.,
7.50% Sr. Nts. due 05/01/12	200,000	202,000
AT&T Corp.,
7.30% Sr. Unsec. Nts. due 11/15/11	111,000	117,830
8.00% Sr. Nts. due 11/15/31	150,000	172,215
Cch II LLC/Cch II Cap CP,
10.25% Sr. Nts. due 09/15/10 (a)	225,000	224,438
CellNet Data Systems, Inc.,
14.00% Sr. Unsec. Disc. Nts. due 10/01/07 (f)(m)(r)	45,000	—
Citizens Communications Co.,
6.25% Sr. Nts. due 01/15/13	700,000	661,500
10.125% Gtd. Sr. Nts. due 06/15/13	550,000	578,875
Dobson Cellular Systems Corp.,
8.375% Sec. Nts. due 11/01/11	50,000	51,375
Dobson Communications Corp.,
8.875% Sr. Nts. due 10/01/13	227,000	223,028
9.318% Sr. Nts. due 10/15/12 (c)	45,000	45,338
IWO Holdings, Inc.,
8.818% Sec. Nts. due 01/15/12 (c)	40,000	41,400
Loral Skynet Corp.,
14.00% Sr. Sec. Nts. due 10/15/15	34,000	39,100
Lucent Technologies, Inc.,
6.45% Unsub. Unsec. Debs. due 03/15/29	700,000	595,000
Nextel Communications, Inc.,
7.375% Sr. Nts., Series D due 08/01/15	1,140,000	1,160,381
Nextel Partners, Inc.,
8.125% Sr. Nts. due 07/01/11	100,000	104,625

The accompanying notes are an integral part of these financial statements.

Atlas Strategic Income Fund	(continued)
	face amount or units (i & j)	market value (note 1)
Nordic Telephone Co. Holdings,
8.875% Sr. Nts. due 05/01/16 (a)	$75,000	$77,063
Orbcomm Global LP, Escrow Shares,
Zero Coupon Sr. Nts. due 08/15/06 (f)(m)	75,000	—
Orion Network Systems, Inc.,
Zero Coupon Sr. Unsub. Disc. Nts. due 01/15/07 (r)	200,000	20,000
PanAmSat Corp.,
9.00% Sr. Sec. Nts. due 08/15/14 (a)	250,000	253,750
9.00% Sr. Unsec. Nts. due 08/15/14	327,000	331,905
Qwest Capital Funding, Inc.,
7.25% Sr. Unsec. Nts. due 02/15/11	300,000	291,750
7.90% Sr. Unsec. Nts. due 08/15/10	128,000	127,360
Qwest Corp.,
8.875% Nts. due 03/15/12	700,000	738,500
Rogers Wireless Communications, Inc.,
7.50% Sr. Sec. Nts. due 03/15/15	250,000	252,500
8.00% Sr. Sub. Nts. due 12/15/12	150,000	153,375
Rural Cellular Corp.,
9.75% Sr. Sub. Nts. due 01/15/10	613,000	610,701
9.875% Sr. Nts. due 02/01/10	200,000	205,750
Telefonica Del Peru S.A.,
8.00% Sr. Unsec. Nts. due 04/11/16 (PEN) (f)	1,026,300	312,845
Time Warner Telecommunications Holdings, Inc.,
9.25% Sr. Nts. due 02/15/14	410,000	420,250
U.S. Unwired, Inc.,
10.00% Sr. Sec. Nts. due 06/15/12	125,000	138,750
UbiquiTel Operating Co.,
9.875% Sr. Nts. due 03/01/11	300,000	326,250
Valor Telecommunications Enterprises LLC/ Finance Corp.,
7.75% Sr. Nts. due 02/15/15	75,000	77,438
Textiles - .14%
Collins & Aikman Floorcoverings, Inc.,
9.75% Sr. Unsec. Sub. Nts. due 02/15/10	175,000	171,938
INVISTA,
9.25% Sr. Nts. due 05/01/12 (a)	265,000	278,250
Transportation - .07%
Greenbrier Cos., Inc.,
8.375% Sr. Nts. due 05/15/15	140,000	142,975
Horizon Lines LLC,
9.00% Sr. Nts. due 11/01/12	79,000	80,185
Venture Capital - .06%
Arch Western Finance LLC,
6.75% Sr. Nts. due 07/01/13	200,000	191,500
Wireless Telecommunication Services - .44%
Autopistas Del Nordeste,
9.39% Nts. due 01/15/26 (a)	364,226	360,583
Drewcat Capital Ltd.,
25.999% Nts. due 12/28/06 (f)	320,000	320,000
Intelsat Bermuda Ltd.,
11.25% Sr. Nts. due 06/15/16 (a)	260,000	266,500
Tiers-BSP,
0%/8.60% Multi Coupon due 06/15/97 (d)(f)	695,000	229,350

Atlas Strategic Income Fund	(continued)
	face amount or units (i & j)	market value (note 1)
Windstream Corp.,
8.125% Sr. Nts. due 08/01/13 (a)	$115,000	$117,300
8.625% Sr. Nts. due 08/01/16 (a)	115,000	117,588
Total Corporate Bonds and Notes (cost: $105,501,153)		102,270,057
	shares
Common Stocks - 2.29%
3I Group PLC	3,860	64,294
Advanced Micro Devices, Inc. (b)	2,190	53,480
Allegheny Technologies, Inc.	990	68,548
Allied Waste Industries, Inc. (b)	5,330	60,549
American Stock Exchange Basic Industries SPDR	8,300	266,430
American Tower Corp. - Class A (b)	2,818	87,696
Anadarko Petroleum Corp.	1,310	62,474
Apache Corp.	1,000	68,250
Arcelor	1,500	72,322
Archer-Daniels-Midland Co.	1,560	64,397
Ashland, Inc.	1,040	69,368
Associated British Ports	4,420	73,745
Avaya, Inc. (b)	5,470	62,467
Axa SA	1,840	60,319
Baker Hughes, Inc.	750	61,388
Bear Stearns Cos. (The), Inc.	480	67,238
BNP Paribas SA	690	65,981
BOC Group PLC	2,190	63,973
Caterpillar, Inc.	910	67,777
Centex Corp.	1,390	69,917
Charles River Laboratories International, Inc. (b)	760	27,968
Chesapeake Energy Corp.	2,197	66,459
Chesapeake Energy Corp.	66	1,997
Chevron Corp.	1,090	67,645
Chubb Corp.	1,320	65,868
Cincinnati Financial Corp.	1,420	66,754
Circuit City Stores, Inc.	2,170	59,067
Classic Holdco LLC (b)(f)(m)	66	—
ConocoPhillips	1,019	66,775
Countrywide Financial Corp.	1,690	64,355
Covad Communications Group, Inc. (b)	4,132	8,305
Credit Agricole SA	1,720	65,372
CSX Corp.	960	67,622
Cummins, Inc.	590	72,127
D.R. Horton, Inc.	2,520	60,026
DaimlerChrysler AG	1,224	60,407
Daiwa Securities Group, Inc.	5,070	60,381
Deutsche Bank AG	560	62,958
Deutsche Boerse AG	470	63,948
Deutsche Post AG (b)	2,360	63,195
Deutsche Telekom AG - Registered	3,952	63,515
Devon Energy Corp.	1,140	68,867
Dillard's, Inc. - Class A	2,320	73,892
Dobson Communications Corp. - Class A (b)	6,436	49,750
DSG International PLC	18,030	63,628
E*TRADE Financial Corp. (b)	2,700	61,614
El Paso Corp.	7,300	109,500
Electrocomponents PLC	13,510	57,849
Euronext NV	740	69,297

Statements of Investments in Securities and Net Assets  June 30, 2006 (unaudited)

Atlas Strategic Income Fund	(continued)
	shares	market value (note 1)
Freeport-McMoRan Copper & Gold, Inc. - Class B	1,160	$64,276
Fujikura Ltd.	5,630	62,086
Gecina SA	530	69,335
Goldman Sachs Group, Inc.	430	64,685
Great Portland Estates PLC	7,360	67,994
Halliburton Co.	860	63,821
Hess Corp.	1,300	68,705
Huntsman Corp. (b)(f)(m)**	1,957	32,200
ICAP PLC	6,940	63,857
ICO Global Communication Holdings Ltd. (b)	3,162	14,861
JFE Holdings, Inc.	1,480	62,674
Kaiser Aluminum & Chemical Corp., Escrow Shares (f)(m)	250,000	11,510
Kawasaki Kisen Kaisha Ltd.	10,560	61,038
KB Home	1,290	59,146
Kerr-McGee Corp.	1,200	83,220
Kobe Steel Ltd.	19,280	60,266
Komatsu Ltd.	3,000	59,591
Land Securities Group PLC	1,880	62,316
Leap Wireless International, Inc. (b)	618	29,324
Lennar Corp. - Class A	1,370	60,787
Liberty Global, Inc. - Class A (b)	1,045	22,467
Liberty Global, Inc. - Class C (b)	1,060	21,804
Lincoln National Corp.	1,150	64,906
Lloyds TSB Group PLC	6,780	66,581
London Stock Exchange. - Class B	3,010	—
Loral Space & Communications Ltd. (b)	2,155	61,116
Louisiana-Pacific Corp.	2,660	58,254
MAN AG	887	64,161
Marathon Oil Corp.	842	70,139
Metromedia Fiber Network, Inc., Escrow Shares (f)(m)	150,000	—
Mitchells & Butlers PLC	6,860	65,339
Mitsubishi Materials Corp.	13,980	59,567
Mitsui Chemicals, Inc.	9,040	58,962
National City Corp.	1,760	63,694
Navistar International Corp.	2,410	59,310
Nikko Cordial Corp.	4,290	54,838
Nippon Mining Holdings, Inc.	7,650	64,323
Nippon Steel Corp.	17,059	64,494
Nippon Yusen Kabushiki Kaisha	9,900	64,312
Norfolk Southern Corp.	1,230	65,461
NTL, Inc.	11,245	280,001
Nucor Corp.	1,220	66,185
Occidental Petroleum Corp.	650	66,658
Office Depot, Inc. (b)	1,550	58,900
Orbital Sciences Corp. (b)	279	4,503
PagesJuanes SA	2,300	72,137
Phelps Dodge Corp.	760	62,442
Prandium, Inc. (b) (f)	3,625	36
Pulte Homes, Inc.	2,110	60,747
Purina Mills, Inc., Escrow Shares (b)(f)(m)	50,000	—
Resolution PLC	5,070	62,763
Rio Tinto PLC	1,150	60,748
Ryder System, Inc.	1,200	70,116
Sanyo Electric Co Ltd.	26,310	56,741
Schlumberger Ltd.	1,000	65,110
Showa Shell Sekiyu K.K.	5,380	63,087

Atlas Strategic Income Fund	(continued)
	shares	market value (note 1)
Southern Pacific Funding Corp., Liquidating Trust (b)(f)(h)(m)	52,418	$—
Sterling Chemicals, Inc. (b)	268	3,731
Suez SA	1,660	68,924
Sumitomo Metal Industries Ltd.	14,230	58,645
Technip SA	1,070	59,190
ThyssenKrupp AG	1,868	63,886
TUI AG	3,153	62,395
TVMAX Holdings, Inc. (b)(f)	250	250
TXU Corp.	1,120	66,965
Unibail	390	67,911
United States Steel Corp.	950	66,614
United Utilities PLC	5,180	61,397
Valero Energy Corp.	1,050	69,846
Verizon Communications, Inc.	233	7,803
Viatel Holding Ltd. (Bermuda) (b)(f)	451	32
Volkswagen AG	1,281	64,643
Washington Mutual, Inc.	1,430	65,179
Weatherford International Ltd.	1,220	60,536
Western Forest Products, Inc. (b)	1,189	2,081
Western Forest Products, Inc. (b)	7,296	12,768
WRC Media Corp. (a)(b)(f)	270	3
XO Holdings, Inc. (b)	338	1,487
Total Common Stocks (cost: $8,065,641)		7,305,634
Other Securities - .17%
Energy Select Sector SPDR Fund	4,760	269,987
Utilities Select Sector SPDR Fund	8,330	268,976
Total Other Securities (cost: $499,022)		538,963
Preferred Stocks - .15%
Dobson Communications Corp. 6.00% Cvt. Series F, Non-Vtg. (a)	110	19,250
e.spire Communications, Inc. 12.75% Jr. Redeemable, Non-Vtg. (b)(f)(h)	620	—
Eagle-Picher Holdings, Inc. 11.75% Cum. Exchangeable, Series B, Non-Vtg. (b)(f)(m)	10	—
ICG Holdings, Inc. 14.25% Exchangeable, Non-Vtg. (b)(f)(h)(m)	43	—
Ion Media Networks, Inc. 14.25%	17	146,625
Loral Skynet Corp. 12.00% Cum., Series A, Non-Vtg. (f)(h)	284	56,232
PTV, Inc. 10.00% Cum., Series A, Non-Vtg. (b)	3	9
Rural Cellular Corp. 11.375% Cum., Series B, Non-Vtg. (h)	19	22,990
RWE AG 2.24%, Non-Vtg.	834	62,746
Sovereign Real Estate Investment Trust 12.00% Non-Cum, Series A (a)	114	156,750
Total Preferred Stocks (cost: $442,425)		464,602
	units
Rights, Warrants and Certificates - .03%
ASAT Finance LLC Wts., Exp. 11/01/06 (a)(b)(f)(m)	50	—
COLO.com, Inc. Wts., Exp. 03/15/10 (a)(b)(f)(m)	50	—
HF Holdings, Inc. Wts., Exp. 09/27/09 (b)(f)(m)	361	—
Long Distance International, Inc. Wts., Exp. 04/15/08 (b)(f)(m)	50	—

The accompanying notes are an integral part of these financial statements.

Atlas Strategic Income Fund	(continued)
	units	market value (note 1)
Ntelos, Inc. Wts., Exp. 08/15/10 (a)(b)(f)(m)	50	$—
Pathmark Stores, Inc. Wts., Exp. 09/19/10 (b)	970	330
Price Communications Corp. Wts., Exp. 08/01/07 (b)	516	—
Sterling Chemicals, Inc. Wts., Exp. 12/31/07 (b)(m)	432	—
Venezuela (Republic of) Oil Linked Payment Obligation Wts., Exp. 04/15/20 (b)(f)	2,800	100,800
Verado Holdings, Inc. Cl. B Wts., Exp. 04/15/08 (b)(m)	75	53
XO Holdings, Inc.,
Cl. A Wts., Exp. 01/16/10 (b)	677	582
Cl. B Wts., Exp. 01/16/10 (b)	508	229
Cl. C Wts., Exp. 01/16/10 (b)	508	163
Total Rights, Warrants and Certificates (cost: $29,487)		102,157
	face amount or units (i & j)
Structured Instruments - 15.54%
Bank of America Corp.,
Russia (Government of) Credit Linked Nts., Zero Coupon due 08/18/08 (RUB)	$60,000,000	1,973,346
Russia (Government of) Credit Linked Nts., Series B, 7.75% due 10/25/09 (a) (EUR)	250,000	349,027
Russia (Government of) Credit Linked Nts., Series C, 9.60% due 10/25/14	1,750,000	2,177,000
Belgium Treasury Certificates,
Zero Coupon due 09/14/06 (EUR)	1,070,000	1,359,317
Citigroup Global Markets Holdings, Inc.,
Argentina (Republic of) Credit Linked Nts., 5.91% due 05/22/08	254,522	254,407
Argentina (Republic of) Unsec. Credit Linked Nts., 4.00% due 04/16/10	355,482	311,303
Brazil (Federal Republic of) Unsec. Credit Linked Nts., Zero Coupon due 01/03/08 (BRL)	655,211	244,826
Brazil (Federal Republic of) Unsec. Credit Linked Nts., Zero Coupon due 01/02/09 (BRL)	752,072	242,007
Brazil (Federal Republic of) Unsec. Credit Linked Nts., Zero Coupon due 01/05/10 (a) (BRL)	841,827	232,520
Brazil (Federal Republic of) Unsec. Credit Linked Nts., 10.00% due 01/05/10 (BRL)	996,000	394,170
Brazil (Federal Republic of) Unsec. Credit Linked Nts., 15.45% due 01/02/14 (BRL)	505,051	491,494
Brazilian Real Unsec. Credit Linked Nts., 10.00% due 01/05/10 (BRL)	1,570,000	621,332
Colombia (Republic of) Credit Linked Nts., Series II, 15.00% due 04/27/12 (a) (COP)	186,420,823	84,812
Colombia (Republic of) Unsec. Credit Linked Nts., 15.00% due 04/26/12 (COP)	315,900,000	143,718
Colombia (Republic of) Unsec. Credit Linked Nts., 15.00% due 04/27/12 (a) (COP)	352,000,000	160,142
Colombia (Republic of) Unsec. Credit Linked Nts., Series B, 15.00% due 04/26/12 (COP)	405,000,000	184,255
Columbia (Republic of) Credit Linked Nts., 11.00% due 07/27/20 (a)	160,740	184,682
Dominican Republic Credit Linked Nts., Zero Coupon due 07/10/06 (a)	278,746	277,910

Atlas Strategic Income Fund	(continued)
	face amount or units (i & j)	market value (note 1)
Dominican Republic Credit Linked Nts., Zero Coupon due 11/06/06 (a)	$400,000	$381,604
Dominican Republic Credit Linked Nts., 16.95% due 03/12/07	236,557	240,646
Dominican Republic Credit Linked Nts., 17.00% due 03/12/07	193,646	175,232
Egypt (The Arab Republic of) Credit Linked Nts., Zero Coupon due 08/03/06 (d)	265,410	261,755
Egypt (The Arab Republic of) Credit Linked Nts., 9.06% due 02/16/08	198,401	194,358
Egypt (The Arab Republic of) Unsec. Credit Linked Nts., Zero Coupon due 08/17/06	255,511	253,650
Egypt (The Arab Republic of) Unsec. Credit Linked Nts., Zero Coupon due 09/21/06 (a)	206,349	206,490
Nigeria (Federal Republic of) Credit Linked Nts., 14.50% due 03/01/11	673,267	653,175
Ukraine Hryvnia Unsec. Credit Linked Nts., 11.94% due 01/02/10 (a)	72,877	65,760
Zambia (Republic of) Credit Linked Nts., Zero Coupon due 02/21/07	93,477	83,355
Zambia (Republic of) Credit Linked Nts., Zero Coupon due 02/21/07	225,957	205,777
Citigroup Global Markets Holdings, Inc. Dominican Republic,
Credit Linked Nts. Series II, Zero Coupon due 04/30/07	75,349	65,264
Credit Linked Nts., Zero Coupon due 05/14/07	210,201	182,011
Credit Linked Nts., Series II, Zero Coupon due 04/23/07	83,428	74,128
Unsec. Credit Linked Nts., Zero Coupon due 04/30/07	166,563	144,280
Citigroup Global Markets Holdings, Inc. Nigeria (Federal Republic of),
Credit Linked Nts. Series II, 14.50% due 04/04/11	485,154	476,329
Credit Suisse First Boston Corp.,
U.S. Dollar/South African Rand Linked Nts., Series Fbi 43, 1.196% due 05/23/22 (c)	245,000	243,040
Credit Suisse First Boston International,
Indonesia (Republic of), Total Return Linked Nts., 12.00% due 09/16/11 (IDR)	3,300,000,000	348,240
Lukoil Credit Linked Nts., Series Fbi 105, 7.25% due 11/19/09 (RUB)	9,640,000	359,536
Moscow (City of) Credit Linked Nts., Series Fbi 101, 10.00% due 12/31/10 (RUB)	8,645,000	359,998
Moscow (City of) Credit Linked Nts., Series Fbi 98, 11.00% due 04/21/09 (RUB)	8,895,000	363,244
OAO Gazprom Credit Linked Nts., 8.11% due 01/21/07 (RUB)	9,335,000	351,674
Ukraine (Republic of), Credit Linked Nts., Series EMG 13, 11.94% due 12/30/09 (UAH)	745,000	163,488
Credit Suisse First Boston, Inc. (Nassau Branch),
Turkey (Republic of) Credit Linked Nts., 20.00% due 10/18/07	120,000	98,570
Turkey (Republic of) Credit Linked Nts., Series EM 880, 20.00% due 10/18/07	395,000	357,438

Statements of Investments in Securities and Net Assets  June 30, 2006 (unaudited)

Atlas Strategic Income Fund	(continued)
	face amount or units (i & j)	market value (note 1)
Turkey (Republic of) Credit Linked Nts., Series EMG 4, Zero Coupon due 07/05/06 (TRY)	$650,323	$410,540
Ukraine (Republic of) Credit Linked Nts., 11.94% due 12/30/09 (UAH)	200,000	43,890
Ukraine (Republic of) Credit Linked Nts., Series EMG 11, 11.94% due 12/30/09 (UAH)	224,000	49,157
Ukraine (Republic of) Credit Linked Nts., Series NPC 12, 11.94% due 12/30/09 (UAH)	1,460,000	320,393
Deu Coltes Trs,
Zero Coupon due 09/12/14 (COP)	403,000,000	189,699
Deu Mosreg Trs,
Zero Coupon due 04/19/11 (RUB)	7,865,000	307,329
Deutsche Bank AG,
Argentina (Republic of) Credit Linked Nts., Zero Coupon due 12/21/11 (ARS)	940,000	733,101
Arrendadora Capita Corp. SA de CV/ Capita Corp. de Mexico SA de CV 9.09% due 01/05/11 (MXN)	2,450,000	217,904
Arrendadora Capita Corp. SA de CV/ Capita Corp. de Mexico SA de CV Credit Linked Nts., 9.09% due 01/05/11 (MXN)	3,796,725	334,305
Arrendadora Capita Corp. SA de CV/Capita Corp. de Mexico SA de CV Credited Linked Nts., 9.65% due 01/05/11 (f) (MXN)	2,480,000	218,366
Brazil (Federal Republic of) Credit Linked Nts., Series E, Zero Coupon due 03/03/10	600,000	420,120
Brazil (Republic of) Credit Linked Nts., Zero Coupon due 08/18/10 (BRL)	525,000	338,845
Campania Total Return Linked Nts., 3.25% due 07/30/10 (f) (EUR)	1,800,000	2,275,668
Compania Total Return Linked Nts., 3.25% due 07/30/10 (f) (EUR)	1,550,000	1,942,579
Egypt (The Arab Republic of) Total Return Linked Nts., Zero Coupon due 09/26/06 (f) (EGP)	690,000	117,354
European Investment Bank Russian Federation Credit Linked Nts., Zero Coupon due 01/19/10 (a)	240,000	203,352
Halyk Bank of Kazakhstan Total Return Linked Nts., Series I 7.25% due 03/20/09 (KZT)	64,250,000	554,407
Indonesia (Republic of) Credit Linked Nts., 9.50% due 06/22/15	280,000	239,660
Indonesia (Republic of) Credit Linked Nts., 14.25% due 06/22/13	294,400	322,707
Nigeria (Federal Republic of) Credit Linked Nts., Zero Coupon due 01/27/09 (NGN)	22,600,000	191,091
Nigeria (Republic of) Credit Linked Nts., Zero Coupon due 02/24/09 (NGN)	16,800,000	126,703
Peru (Republic of) Credit Linked Nts., 6.211% due 02/20/11	225,000	221,300
Romania (The State of) Credit Linked Nts., 11.49% due 12/06/06 (RON)	262,880	94,667
Russian Federation Credit Linked Nts., Zero Coupon due 12/02/09 (RUB)	6,685,000	259,192

Atlas Strategic Income Fund	(continued)
	face amount or units (i & j)	market value (note 1)
Treasury Bills Total Return Linked Nts., Zero Coupon due 12/12/06 (EGP)	$2,290,000	$382,356
Turkey (Republic of) Credit Linked Nts., Zero Coupon due 10/18/07 (TRY)	130,000	82,400
Ukraine (Republic of) 5 yr. Credit Linked Nts., 8.36% due 08/19/10	260,000	256,375
Ukraine (Republic of) 5.5 yr. Credit Linked Nts., 8.46% due 02/22/11	260,000	256,286
Ukraine (Republic of) 6 yr. Credit Linked Nts., 8.56% due 08/19/11	260,000	256,197
Ukraine (Republic of) 6.5 yr. Credit Linked Nts., 8.64% due 02/21/12	260,000	256,125
Ukraine (Republic of) 7 yr. Credit Linked Nts., 8.71% due 08/20/12	260,000	256,063
Ukraine (Republic of) Credit Linked Nts., 5.92% due 05/16/07 (UAH)	770,000	151,101
Ukraine (Republic of) Credit Linked Nts., 10.208% due 07/01/09 (UAH)	1,109,600	248,501
Ukraine (Republic of) Credit Linked Nts., 11.94% due 12/30/09 (UAH)	92,000	20,072
Ukraine (Republic of) Credit Linked Nts., 11.94% due 12/30/09 (UAH)	325,000	70,927
Ukraine (Republic of) Credit Linked Nts., Series A, 5.592% due 05/16/07 (UAH)	770,000	151,101
Videocon International Ltd. Credit Linked Nts, Zero Coupon due 12/29/09	590,000	588,096
Dow Jones CDX High Yield Index,
Credit Linked Nts., Series 6-T1, 8.625% due 06/29/11	2,110,000	2,070,437
Pass-Through Certificates, Series 4-T1, 8.25% due 06/29/10 (a)	2,294,400	2,308,740
Emblem Finance Co. Ltd.,
Kingdom of Swaziland Credit Linked Nts., Zero Coupon due 06/20/10 (a)(c)	420,000	417,648
Germany Treasury Bills,
Series 0306 Zero Coupon due 09/13/06 (EUR)	2,895,000	3,677,981
JP Morgan Chase Bank,
Argentina (Republic of) Credit Linked Nts., Zero Coupon due 12/19/11 (f)	2,050,246	637,465
Brazil (Federal Republic of) Credit Linked Nts., Zero Coupon due 06/01/13 (BRL)	2,010,000	327,015
Brazil (Federal Republic of) Credit Linked Nts., Zero Coupon due 01/02/15 (BRL)	3,730,000	483,355
Brazil (Federal Republic of) Credit Linked Nts., Zero Coupon due 01/02/15 (BRL)	1,250,600	162,060
Brazil (Federal Republic of) Credit Linked Nts., Zero Coupon due 11/30/12 (a)	454,316	317,794
Brazil (Federal Republic of) Credit Linked Nts., Zero Coupon due 05/15/45 (f)	1,475,000	753,343
Lehman Brothers International,
Romania (The State of) Treasury Bills Total Return Linked Nts., 7.90% due 02/08/10 (RON)	279,800	112,107
Turkey (Republic of) Treasury Bills Total Return Linked Nts., 20.00% due 10/18/07	135,349	127,729
Lehman Brothers Special Financing, Inc.,
Romania (The State of) Treasury Bills Linked Nts., 7.75% due 04/18/08 (RON)	70,000	24,996

The accompanying notes are an integral part of these financial statements.

Atlas Strategic Income Fund	(continued)
	face amount or units (i & j)	market value (note 1)
Romania (The State of) Treasury Bills Total Return Linked Nts., 6.75% due 03/10/08 (RON)	$880,000	$335,546
Romania (The State of) Treasury Bills Total Return Linked Nts., 7.25% due 04/18/10 (RON)	71,000	27,791
Romania (The State of) Treasury Bills Total Return Linked Nts., 7.50% due 03/05/07 (RON)	118,000	45,368
Romania (The State of) Treasury Bills Total Return Linked Nts., 7.50% due 04/18/08 (RON)	170,000	60,704
Romania (The State of) Treasury Bills Total Return Linked Nts., 7.50% due 03/08/10 (RON)	754,500	286,703
Romania (The State of) Treasury Bills Total Return Linked Nts., 7.90% due 02/11/08 (RON)	640,300	250,419
Morgan Stanley & Co. International Ltd.,
Red Arrow International Leasing Plc Total Return Linked Nts., Series A, 8.375% due 06/30/12 (RUB)	9,430,000	354,902
Red Arrow International Leasing Plc Total Return Linked Nts., Series B, 11.00% due 06/30/12 (RUB)	7,070,000	266,082
Morgan Stanley Capital Services, Inc.,
Philippines (Republic of) Credit Linked Nts., 5.042% due 09/20/15	340,000	359,234
Philippines (Republic of) Credit Linked Nts., 5.437% due 09/20/15 (c)(f)	3,350,000	3,692,635
Philippines (Republic of) Credit Linked Nts., 8.38% due 06/20/16 (a)(f)	120,000	115,837
United Mexican States Credit Linked Nts., 5.64% due 11/20/15	300,000	294,480
Venezuela (Republic of) 10 yr. Credit Linked Nts., 7.85% due 11/20/15	650,000	675,513
Venezuela (Republic of) Credit Linked Nts., 6.636% due 05/20/10	385,000	392,084
Venezuela (Republic of) Credit Linked Nts., 9.30% due 05/20/10	750,000	816,600
UBS AG,
Israel (State of) Credit Linked Nts., Zero Coupon due 04/05/14 (c)	1,742,800	429,147
UBS AG (Jersey Branch),
Sr. Nts., 8.40% due 02/10/16 (f)	610,000	602,350
Total Structured Instruments (cost: $48,717,102)		49,529,364

	expiration date	strike price		contracts/ face subject to call/put
Options Purchased - .02%
Japanese Euro Put	07/06	1.24	JPY	21,100,000	9,790
Japanese Yen Put (f)	09/06	1.19	JPY	16,460,000	29,031
Mexican Peso Call	10/06	11.40	MXN	360,000	8,325
Mexican Peso Put	10/06	11.40	MXN	360,000	8,514
Total Options Purchased (cost: $171,986)					55,660

Atlas Strategic Income Fund	(continued)

	expiration date	strike price		contracts/ face subject to call/put	market value (note 1)
Goldman Sachs MXN Swaption	07/06	9.39	MXN	15,860,000	$2,079
Japanese MXN Payer Swaption	09/06	8.61	MXN	81,000,000	2,400
Japanese ZAR Payer Swaption	09/06	9.17	ZAR	81,000,000	18,490
Total Swaptions Purchased (cost: $46,170)					22,969

	face amount
Short-Term Investments - 9.93%
Triparty Repurchase Agreement dated June 30, 2006 with Investors Bank & Trust Co., effective yield of 3.50%, due July 3, 2006, collateralized by U.S. Treasury Bonds, 5.125%, June 30, 2008 with a value of $19,912,454	$19,522,014	19,522,014
U.S. Treasury Bills, 4.735% due 08/10/06	2,650,000	2,636,058
U.S. Treasury Bills, 4.742% due 08/10/06	9,540,000	9,489,729
Total Short-Term Investments (cost: $31,647,801)		31,647,801
Total Securities (cost: $332,854,523) - 102.67%		327,194,233
Other Assets and Liabilities, Net - (2.67)%		(8,521,445)
Net Assets - 100.00%		$318,672,788

Investment Category	Percent Of Net Assets
Corporate Bonds and Notes	32.09%
Foreign Government Obligations	20.02
Structured Instruments	15.54
Mortgage-Backed Obligations	9.65
Collateralized Mortgage Obligations	3.54
Government-Sponsored Enterprises (Non-Mortgage-Backed)	3.46
U.S. Government Obligations	3.12
Common Stocks	2.29
Asset-Backed Securities	2.18
Loan Participations	0.48
Other Securities	0.17
Preferred Stocks	0.15
Rights, Warrants and Certificates	0.03
Options Purchased	0.02
Swaptions Purchased	0.01
Short-Term Investments	9.93
Forward Foreign Currency Contracts	0.21
Futures Contracts	0.05
Swap Agreements	0.23
103.16%

Statements of Investments in Securities and Net Assets  June 30, 2006 (unaudited)

Atlas U.S. Government and Mortgage Securities Fund
	face amount	market value (note 1)
Asset-Backed Securities - 7.16%
Commercial MBS - .60%
Residential Asset Mortgage Products, Inc., Series 2004-RS7, Cl. AI3, 4.45% due 07/25/28	$820,000	$811,983
Series 2006-RS4, Cl. A1, 5.421% due 07/25/36 (c)	440,000	440,000
Home Equity - 5.81%
Ace Securities Corp., Home Equity Loan Pass-Through Certificates,
Series 2005-HE7, Cl. A2B, 4.761% due 11/25/35 (c)	530,000	530,272
Argent Securities, Inc.,
Series 2004-W8, Cl. A2, 5.803% due 05/25/34 (c)	1,650,000	1,658,750
Series 2006-W5, Cl. A2B, 5.423% due 06/25/36 (c)	660,000	660,000
Centex Home Equity, Home Equity Mtg. Obligations,
Series 2005-D, Cl. AF1, 5.04% due 10/25/35	452,547	448,812
Series 2006-A, Cl. AV2, 5.423% due 06/25/36 (c)	820,000	819,982
Countrywide Asset-Backed Certificates,
Series 2005-16, Cl. 2AF2, 5.397% due 12/25/35	370,000	366,039
Series 2005-17, Cl. 1AF1, 4.58% due 12/27/35 (c)	664,574	665,026
Series 2005-17, Cl. 1AF2, 5.363% due 12/27/35	250,000	247,249
First Franklin Mtg. Loan Asset-Backed Certificates, Home Equity Receivables,
Series 2005-FF10, Cl. A3, 4.791% due 11/25/35 (c)	1,570,000	1,570,787
Series 2006-FF10, Cl. A3, 5.413% due 07/25/36 (c)	650,000	650,000
Series 2006-FF5, Cl. 2A1, 5.109% due 04/25/36 (c)	493,957	493,948
Series 2006-FF9, Cl. 2A2, 5.47% due 06/25/36 (c)	330,000	330,000
Household Home Equity Loan Trust, Home Equity Loan Pass-Through Certificates,
Series 2005-3, Cl. A1, 5.036% due 01/20/35 (c)	621,839	622,396
Morgan Stanley ABS Capital I,
Series 2005-WMC6, Cl. A2B, 4.451% due 07/25/35 (c)	410,000	410,847
Option One Mortgage Loan Trust,
Series 2006-2, Cl. 2A2, 5.435% due 07/25/36 (c)	1,080,000	1,080,000
Popular Asset-Backed Securities, Home Equity Pass-Through Certificates,
Series 2005-6, Cl. A3, 5.68% due 01/25/36	380,000	374,738
Structured Asset Investment Loan Trust,
Series 2006-2, Cl. A1, 5.383% due 04/25/36 (c)	571,864	571,894

Atlas U.S. Government and Mortgage Securities Fund	(continued)
	face amount	market value (note 1)
Wells Fargo Home Equity Trust,
Series 2006-2, Cl. A2, 5.45% due 07/25/36 (c)	$640,000	$640,000
Student Loan ABS - .75%
Lehman XS Trust,
Series 2005-2, Cl. 2A1B, 3.63% due 08/25/35	902,349	897,014
Series 2005-4, Cl. 2A1B, 5.17% due 10/25/35	664,584	659,173
Total Asset-Backed Securities (cost: $14,991,240)		14,948,910
Mortgage-Backed Obligations - 105.39%
Government-Sponsored Enterprises - 105.02%
Fannie Mae,
5.00% due 06/01/18-03/01/34	20,004,020	19,168,953
5.00% due 07/01/36 (n)	48,267,000	45,076,443
5.50% due 05/01/24-12/01/33 (k)	59,022,391	57,020,887
5.50% due 07/01/36 (n)	26,228,000	25,187,063
6.00% due 03/01/24-11/01/32	26,252,656	25,956,475
6.00% due 07/01/20-07/01/36 (n)	11,552,000	11,553,007
6.50% due 12/01/29-11/01/31	4,175,723	4,219,508
6.50% due 07/01/36 (n)	12,662,000	12,725,310
7.00% due 02/01/34-01/01/36	3,092,423	3,168,068
7.50% due 12/01/17-01/01/33	1,016,197	1,054,958
8.00% due 12/01/24-02/01/28	1,319,993	1,395,653
8.50% due 08/01/14-03/01/27	447,627	479,539
9.00% due 06/01/21-04/01/25	296,081	321,606
9.50% due 10/01/20-11/01/20	2,480	2,719
Freddie Mac,
4.50% due 05/01/19	3,038,566	2,873,302
5.00% due 08/01/33	2,535,718	2,379,522
6.00% due 05/01/18-10/01/32	4,160,286	4,158,644
6.50% due 04/01/18-09/01/28	727,400	735,816
7.00% due 12/01/23-05/01/29	289,040	296,279
7.50% due 04/01/23-05/01/24	845,748	878,161
8.00% due 06/01/24-11/01/26	321,927	340,338
8.50% due 10/01/21-08/01/26	95,488	102,436
9.00% due 08/01/19-10/01/24	169,025	182,044
9.50% due 09/01/16-05/01/21	25,653	27,587
10.00% due 08/01/17-08/01/20	4,908	5,337
10.50% due 12/01/18-05/01/20	18,457	20,256
U.S. Government Agencies - .37%
Government National Mortgage Association,
7.50% due 10/15/22-03/15/24	629,859	658,600
8.00% due 04/15/23-06/15/25	108,464	115,058
8.50% due 07/15/16	2,506	2,673
Total Mortgage-Backed Obligations (cost: $224,876,561)		220,106,242
Collateralized Mortgage Obligations - 25.95%
Banc of America Commercial Mortgage, Inc.,
Series 2005-3, Cl. A2, 4.501% due 07/10/43	1,140,000	1,091,471
Banc of America Mtg. Securities,
Series 2005-E, Cl. 2A2, 4.994% due 06/25/35 (c)	138,597	138,207
Citigroup Mortgage Loan Trust, Inc.,
Series 2006-WF1, Cl. A2B, 5.536% due 03/25/36	250,000	247,808

The accompanying notes are an integral part of these financial statements.

Atlas U.S. Government and Mortgage Securities Fund	(continued)
	face amount	market value (note 1)
Countrywide Alternative Loan Trust,
Series 2005-J1, Cl. 3A1, 6.50% due 08/25/32	$1,824,994	$1,819,862
Series 2005-J3, Cl. 3A1, 6.50% due 09/25/34	1,930,956	1,933,420
Deutsche Alt-A Securities, Inc. Mortgage Loan Trust,
Series 2006-AB2, Cl. A7, 5.961% due 06/25/36	1,556,519	1,552,385
Series 2006-AB3, Cl. A7, 6.36% due 07/25/36	470,000	469,985
Fannie Mae,
Series 2003-17, Cl. EQ, 5.50% due 03/25/23	508,000	480,872
Series 2003-23, Cl. EQ, 5.50% due 04/25/23	1,993,000	1,885,427
Series 2003-28, Cl. KG, 5.50% due 04/25/23	1,564,000	1,497,840
Series 2005-100, Cl. BQ, 5.50% due 11/25/25	620,000	578,495
Series 2005-109, Cl. AH, 5.50% due 12/25/25	3,055,000	2,878,854
Series 2005-71, Cl. DB, 4.50% due 08/25/35	4,000,000	3,569,357
Series 2006-50, Cl. KS, 5.72% due 06/25/36 (c)	1,359,123	1,149,748
Series 2006-50, Cl. SK, 5.94% due 06/25/36 (c)	246,783	218,292
Series 2006-57, Cl. PA, 5.50% due 08/25/27	2,376,573	2,357,569
Fannie Mae, Interest-Only Stripped Floating Mtg.-Backed Security,
Series 2001-65, Cl. S, 2.578% due 11/25/31 (c)(g)	1,323,185	112,455
Series 2003-118, Cl. S, 2.778% due 12/25/33 (c)(g)	2,271,029	218,138
Series 2003-33, Cl. SP, 2.928% due 05/25/33 (c)(g)	1,123,417	114,879
Series 2005-40, Cl. SA, 1.378% due 05/25/35 (c)(g)	5,935,094	191,769
Series 2005-40, Cl. SB, 1.428% due 05/25/35 (c)(g)	6,057,802	198,948
Series 2005-63, Cl. SA, 1.378% due 10/25/31 (c)(g)	348,529	12,679
Series 2005-71, Cl. SA, 1.428% due 08/25/25 (c)(g)	1,884,338	70,935
Series 2006-33, Cl. SP, 1.878% due 05/25/36 (c)(g)	5,047,936	339,158
Series 2006-34, Cl. SK, 1.878% due 05/25/36 (c)(g)	1,676,777	108,991
Fannie Mae, Interest-Only Stripped Mtg.-Backed Security,
Series 2003-46, Cl. IH, 5.50% due 06/25/33 (g)	3,855,952	822,931
Series 221, Cl. 2, 7.50% due 05/01/23 (g)	2,391,728	569,124
Series 254, Cl. 2, 7.50% due 01/01/24 (g)	2,308,218	558,211
Series 294, Cl. 2, 7.00% due 02/01/28 (g)	2,440,599	612,124

Atlas U.S. Government and Mortgage Securities Fund	(continued)
	face amount	market value (note 1)
Series 321, Cl. 2, 6.50% due 03/01/32 (g)	$282,310	$74,943
Series 322, Cl. 2, 6.00% due 04/01/32 (g)	2,852,322	741,259
Series 331, Cl. 9, 6.50% due 12/01/32 (g)	3,340,900	822,381
Series 344, Cl. 2, 6.00% due 12/01/33 (g)	774,102	203,902
Fannie Mae, Principal-Only Stripped Mtg.-Backed Security,
Series 322, Cl. 1, Zero Coupon due 04/01/32	782,437	566,216
Freddie Mac,
Series 2016, Cl. G, 6.50% due 04/15/28	454,522	460,567
Series 2058, Cl. TE, 6.50% due 05/15/28	455,073	460,832
Series 2072, Cl. A, 6.50% due 07/15/28	1,616,412	1,630,337
Series 2078, Cl. PE, 6.50% due 08/15/28	844,657	855,118
Series 2173, Cl. Z, 6.50% due 07/15/29	911,455	925,064
Series 2326, Cl. ZP, 6.50% due 06/15/31	38,268	38,740
Series 2504, Cl. FP, 4.47% due 03/15/32 (c)	735,064	745,108
Series 2515, Cl. FP, 5.599% due 10/15/32 (c)	2,743,225	2,767,554
Series 2534, Cl. EF, 5.549% due 05/15/22 (c)	7,736,955	7,783,482
Freddie Mac, Interest-Only Stripped Floating Mtg.-Backed Security,
Series 2136, Cl. SG, 2.451% due 03/15/29 (c)(g)	3,875,163	201,225
Series 2399, Cl. SG, 2.751% due 12/15/26 (c)(g)	2,351,116	144,448
Series 2493, Cl. S, 2.901% due 09/15/29 (c)(g)	282,812	21,411
Series 3000, Cl. SE, 0.951% due 07/15/25 (c)(g)	2,971,899	59,312
Freddie Mac, Interest-Only Stripped Mtg.-Backed Security,
Series 183, Cl. IO, 7.00% due 04/01/27 (g)	1,573,279	393,061
Series 217, Cl. IO, 6.50% due 02/01/32 (g)	540,693	140,887
Series 218, Cl. IO, 6.00% due 02/01/32 (g)	737,185	179,792
Freddie Mac, Principal-Only Stripped Floating Mtg.-Backed Security,
Series 216, Cl. PO, Zero Coupon due 12/01/31	1,355,153	995,831
GE Capital Commercial Mortgage Corp.,
Series 2005-C3, Cl. A2, 4.853% due 07/10/45	660,000	640,956
Government National Mortgage Association,
Series 2001-33, Cl. PA, 5.50% due 04/20/31	527	526
Greenwich Capital Commercial Funding Corp.,
Series 2005-GG5, Cl. A2, 5.117% due 04/10/37	720,000	703,331
JP Morgan Chase Commercial Mortgage Securities Corp.,
Series 2005-LDP2, Cl. A2, 4.575% due 07/15/42	280,000	268,509

Statements of Investments in Securities and Net Assets  June 30, 2006 (unaudited)

Atlas U.S. Government and Mortgage Securities Fund	(continued)
	face amount	market value (note 1)
Series 2005-LDP4, Cl. A2, 4.79% due 10/15/42	$950,000	$915,824
JP Morgan Mtg. Trust,
Series 2005-S2, Cl. 3A1, 6.754% due 02/25/32 (c)	1,710,214	1,703,701
Lehman Brothers/UBS Commercial Mtg. Trust,
Series 2005-C5, Cl. A2, 4.885% due 09/15/40	790,000	767,506
Lehman XS Trust,
Series 2005-10, Cl. 2A3B, 5.55% due 01/25/36	619,894	611,324
Residential Accredit Loans, Inc.,
Series 2006-QS5, Cl. A2, 6.00% due 05/25/36	1,786,699	1,779,460
Washington Mutual, Inc.,
Series 2005-AR8, Cl. 2AB1, 4.831% due 07/25/45 (c)	797,924	798,584
Total Collateralized Mortgage Obligations (cost: $55,297,452)		54,201,125
Short-Term Investments - 6.99%
Fannie Mae, Disc. Nts., Zero Coupon due 07/05/2006	14,600,000	14,593,241
Total Short-Term Investments (cost: $14,593,241)		14,593,241
Total Securities (cost: $309,758,494) - 145.49%		303,849,518
Other Assets and Liabilities, Net - (45.49)%		(95,000,498)
Net Assets - 100.00%		$208,849,020

Investment Category	Percent Of Net Assets
Mortgage-Backed Obligations	105.39%
Collateralized Mortgage Obligations	25.95
Asset-Backed Securities	7.16
Short-Term Investments	6.99
Futures Contracts	(0.08)
145.41%

Atlas California Municipal Money Fund
	face amount	market value (note 1)
Commercial Paper - 11.36%
General Obligations - 11.36%
Los Angeles, Municipal Improvement Corp.,
3.70% due 02/09/07	$1,200,000	$1,200,000
Riverside County,
3.53% due 09/07/06	1,050,000	1,050,000
Santa Clara Valley,
3.59% due 09/07/06	1,454,000	1,454,000
Ventura County,
3.49% due 07/13/06	1,500,000	1,500,000
Total Commercial Paper (cost: $5,204,000)		5,204,000
Fixed Rate Bonds and Notes - 16.66%
Fremont Unified High School District, Tax and Revenue Anticipation Nts.,
4.00% due 07/06/06	1,800,000	1,800,342

Atlas California Municipal Money Fund	(continued)
	face amount	market value (note 1)
Los Altos School District, Tax and Revenue Anticipation Nts.,
4.00% due 07/06/06	$1,000,000	$1,000,190
4.50% due 07/10/07	800,000	807,080
Los Angeles, Unified School District,
Series A, 4.25% due 10/18/06	1,500,000	1,505,830
State Infrastructure and Economic Development Bank, Salvation Army West,
Nts., 3.40% due 11/13/06	1,000,000	1,000,000
Statewide Communities Development Authority,
Series A-2, 4.50% due 06/29/07	1,500,000	1,513,245
Total Fixed Rate Bonds and Notes (cost: $7,626,687)		7,626,687
Variable Rate Demand Notes* - 79.85%
Alameda County, Industrial Development Authority,
Series A, AMT, 3.98% due 07/01/27	800,000	800,000
Anaheim, COP, 1993 Refinancing Projects,
AMBAC Insured, 3.87% due 08/01/19	1,300,000	1,300,000
Bay Area Toll Authority, Toll Bridge Revenue,
Series A, AMBAC Insured, 3.87% due 04/01/36	1,100,000	1,100,000
Big Bear Lake, Industrial Revenue,
Southwest Gas Corp. Project, Series A, AMT, 3.90% due 12/01/28	1,400,000	1,400,000
Concord Multi-Family Mortgage Revenue,
FNMA Insured, 3.92% due 07/15/18	1,250,000	1,250,000
Grant, Joint Union High School District,
Bridge Funding Program, FSA Insured, 3.92% due 07/01/37	300,000	300,000
FSA Insured, 3.92% due 12/01/21	1,000,000	1,000,000
Los Angeles County, Community Willowbrook Partnership,
3.87% due 11/01/15	1,500,000	1,500,000
Los Angeles, COP, Unified School District,
Belmont Learning Complex, Series A, 3.85% due 12/01/17	400,000	400,000
Modesto, Multi-Family Housing Revenue,
Shadowbrook Apartments, Series A, FNMA Insured, 3.92% due 05/15/31	1,000,000	1,000,000
Northern California Transmission Agency Revenue,
Series B, 3.49% due 08/01/06	1,000,000	1,000,000
Oakland, COP,
Capital Equipment Project, 3.95% due 12/01/15	500,000	500,000
Orange County, Airport Development Revenue, Aliso Creek/Aliso-Holly Oaks Partners,
Series B, 3.89% due 11/01/22	1,600,000	1,600,000
Pittsburg, Redevelopment Agency,
AMBAC Insured, 3.99% due 09/01/35	500,000	500,000
Pollution Control, Financing Authority,
Series B, 4.02% due 11/01/26	1,200,000	1,200,000
Series C, 3.95% due 11/01/26	400,000	400,000

The accompanying notes are an integral part of these financial statements.

Atlas California Municipal Money Fund	(continued)
	face amount	market value (note 1)
Riverside County, Housing Authority, Multi-Family Mortgage Revenue,
Mountain View Apts., Series A, 3.91% due 08/01/25	$655,000	$655,000
Sacramento, Sanitation District Financing Authority Revenue,
Series C, 3.94% due 12/01/30	1,500,000	1,500,000
San Francisco, City & County, Redevelopment Agency, Fillmore Center,
Series B-1, FHLMC Insured, 3.95% due 12/01/17	1,900,000	1,900,000
San Jose, Financing Authority Lease Revenue,
Hayes Mansion, Series D, AMBAC Insured, 3.92% due 07/01/26	1,050,000	1,050,000
Southern California Public Power Authority, Transmission Project Revenue,
Series B, FSA Insured, 3.92% due 07/01/23	2,500,000	2,500,000
State Department of Water Resources, Power Supply Revenue,
Series B-2, 4.00% due 05/01/22	1,300,000	1,300,000
Series B-4, 3.88% due 05/01/22	1,700,000	1,700,000
Series B-5, 3.90% due 05/01/22	900,000	900,000
Series B-6, 3.91% due 05/01/22	400,000	400,000
Series C-12, 3.92% due 05/01/22	600,000	600,000
State Health Facilities Financing Authority Revenue,
MBIA Insured, 3.78% due 10/01/21	300,000	300,000
State Health Facilities Financing Authority,
Series B, 3.97% due 07/01/16	800,000	800,000
State, General Obligation, Kindergarten University,
Series B-1, 3.92% due 05/01/34	300,000	300,000
State, Office of the Treasurer,
Series B-6, 3.92% due 05/01/40	1,300,000	1,300,000
Statewide Communities Development Authority,
Cathedral School Project, 3.85% due 04/01/33	2,560,000	2,560,000
Robert Louis Stevenson, 3.94% due 01/01/31	1,250,000	1,250,000
Solid Waste Facilities Revenue, Chevron USA, Inc. Project, AMT, 4.00% due 12/15/24	1,600,000	1,600,000
Tulare, Health Care District, Health Facilities Revenue,
3.99% due 12/01/32	700,000	700,000
Total Variable Rate Demand Notes* (cost: $36,565,000)		36,565,000
Total Securities (cost: $49,395,687) - 107.87%		49,395,687
Other Assets and Liabilities, Net - (7.87)%		(3,602,375)
Net Assets - 100.00%		$45,793,312

Investment Category	Percent Of Net Assets
Variable Rate Demand Notes	79.85%
Fixed Rate Bonds and Notes	16.66
Commercial Paper	11.36
107.87%

Atlas Money Market Fund
	face amount	market value (note 1)
Commercial Paper - 50.73%
Banks - 5.68%
ANZ National International Ltd.,
4.94% due 07/10/06	$2,300,000	$2,297,159
Societe General North America,
5.04% due 08/14/06	3,300,000	3,279,672
UBS Americas, Inc.,
5.27% due 07/03/06	3,800,000	3,798,888
Diversified Financial Services - 23.12%
American Express Credit Corp.,
5.03% due 07/10/06	4,300,000	4,294,593
Barclays US Funding LLC,
4.96% due 07/18/06	4,800,000	4,788,757
Calyon North America, Inc.,
5.07% due 10/17/06	3,500,000	3,446,765
5.08% due 08/24/06	4,000,000	3,969,520
General Electric Capital Corp.,
5.16% due 07/17/06	6,700,000	6,684,635
ING (US) Funding LLC,
5.13% due 07/14/06	7,500,000	7,486,106
Rabobank USA Financial Corp.,
5.06% due 07/05/06	7,500,000	7,495,783
Insurance - 8.41%
AIG Funding, Inc.,
5.05% due 07/20/06	7,300,000	7,280,544
Prudential Funding LLC,
5.06% due 07/07/06	6,600,000	6,594,434
Miscellaneous - Manufacturing - .91%
Salvation Army Eastern Trust,
5.50% due 08/28/06	1,500,000	1,500,000
Municipal Obligations - 12.61%
Alaska, Housing Finance Corp.,
Zero Coupon due 08/01/06	5,700,000	5,674,526
Oakland, Alameda County Coliseum Authority Lease Revenue,
5.10% due 07/07/06	3,000,000	3,000,000
5.14% due 08/15/06	4,500,000	4,500,000
Santa Clara Valley Water,
Zero Coupon due 11/02/06	2,610,000	2,562,353
Transportation Agency of Northern California,
5.07% due 08/09/06	4,075,000	4,075,000
5.10% due 07/10/06	1,000,000	1,000,000

Total Commercial Paper (cost: $83,728,735)	83,728,735
Certificates of Deposit - 23.74%

Australia & New Zealand Banking, Yankee,
4.72% due 09/08/06	5,000,000	4,992,011
BNP Paribas NY Branch, Yankee,
5.16% due 10/12/06	5,000,000	4,999,936
Credit Suisse First NY Branch, Yankee,
5.10% due 08/30/06	6,700,000	6,699,913
Defpa Bank Plc, Yankee,
5.29% due 02/20/07	3,200,000	3,200,000
Depfa Bank Plc, Yankee,
5.13% due 08/18/06	3,800,000	3,800,000
Deutsche Bank AG, NY Branch, Yankee,
5.03% due 11/27/06	2,000,000	2,000,017
Royal Bank of Scotland, Yankee,
4.76% due 11/14/06	1,000,000	1,000,294
4.81% due 01/16/07	1,300,000	1,300,282

Statements of Investments in Securities and Net Assets  June 30, 2006 (unaudited)

Atlas Money Market Fund	(continued)
	face amount	market value (note 1)
Societe Generale, NY Branch, Yankee,
4.90% due 11/07/06	$3,700,000	$3,700,000
Toronto-Dominion Bank,
5.30% due 04/13/07	1,500,000	1,498,487
5.31% due 09/15/06	4,500,000	4,498,831
5.51% due 06/18/07	1,500,000	1,498,634
Total Certificates of Deposit (cost: $39,188,405)		39,188,405
Fixed Rate Bonds and Notes - 1.03%
Camden County, New Jersey, Impact Authority Revenue
4.22% due 08/03/06	1,700,000	1,700,000
Total Fixed Rate Bonds and Notes (cost: $1,700,000)		1,700,000
Variable Rate Demand Notes* - 22.50%
Cuyuahoga County Ohio Economic Devolopment,
5.32% due 06/01/22	1,500,000	1,500,000
Florida Development Finance Corp., Industrial Development Revenue,
5.42% due 04/01/27	6,200,000	6,200,000
New Jersey, Economic Development Authority Revenue, MSNBC/CNBC,
Series B, 5.09% due 10/01/21	2,400,000	2,400,000
New York, State Dormitory Authority Revenue,
Series A, MBIA Insured, 5.37% due 12/15/14	5,525,000	5,525,000
New York, State Housing Finance Agency Revenue,
Kew Gardens, Series B, 5.34% due 05/15/36	2,000,000	2,000,000
5.43% due 11/15/36	3,400,000	3,400,000
New York, State Housing Finance Agency Service,
5.35% due 03/15/11	3,200,000	3,200,000
Rochester, New York, Institute of Technology,
Series A, 5.45% due 11/01/21	900,000	900,000
Sacramento County, California Taxable Pension,
Series C, 5.43% due 07/01/22	1,400,000	1,400,000
Salvation Army Eastern Trust,
4.80% due 09/29/06	4,275,000	4,275,000
Texas, Grand Prairie Sports Facilities Development Corp., Sales Tax Revenue,
Series A, 4.30% due 09/15/10	1,500,000	1,500,000
Washington, Housing Finance Commission, Multi-Family Revenue,
Cambridge Apartments, Series B, 5.39% due 03/15/39	2,530,000	2,530,000
Renton Center, Series B, 5.28% due 12/01/40	2,310,000	2,310,000
Total Variable Rate Demand Notes* (cost: $37,140,000)		37,140,000
Total Securities (cost: $161,757,140) - 98.00%		161,757,140
Other Assets and Liabilities, Net - 2.00%		3,295,421
Net Assets - 100.00%		$165,052,561

Investment Category	Percent Of Net Assets
Commercial Paper	50.73%
Certificates of Deposit	23.74
Variable Rate Demand Notes	22.50
Fixed Rate Bonds and Notes	1.03
98.00%

*  Variable rate demand notes are tax-exempt obligations which contain a floating or variable rate adjustment formula (computed daily or weekly) and an unconditional right of demand to receive payment of the unpaid principal balance plus accrued interest upon short notice prior to specified dates. The interest may change on specified dates in relationship with changes in a designated rate (such as the prime interest or U.S. Treasury Bill rates).

**  Security is under a no-trade restriction ending August 16, 2006.

(a)  Restricted securities which are exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2006, the value of these securities amounted to $220,540 or 0.35% of net assets in the Balanced Fund, $250,774 or 0.07% of net assets in the Global Growth Fund, $2,391,399 or 4.66% of net assets in the American Enterprise Bond Fund and $34,805,418 or 10.92% of net assets in the Strategic Income Fund.

(b)  Non-income producing security.

(c)  Represents the current interest rate for a variable rate security.

(d)  Denotes a step bond: a zero coupon bond that converts to a fixed rate of interest at a designated future date.

(e)  Represents the current interest rate for an increasing rate security.

(f)  Identifies issues considered to be illiquid. See Note 10 of Notes to Financial Statements.

(g)  Interest-Only Strips represent the right to receive the monthly interest payments on an underlying pool of mortgage loans. These securities typically decline in price as interest rates decline. Most other fixed-income securities increase in price when interest rates decline. The principal amount of the underlying pool represents the notional amount on which the current interest is calculated. The prices of these securities are typically more sensitive to changes in prepayment rates than traditional mortgage-backed securities (for example, GNMA pass-through).

(h)  Interest or dividend is paid in kind.

(i)  Units may be comprised of several components, such as debt and equity and/or warrants to purchase equity at some point in the future. For units which represent debt securities, face amount disclosed represents total underlying principal.

(j)  Face amount is reported in U.S. Dollars, except for those denoted in the following currencies:

ARS - Argentine Peso
AUD - Australian Dollar
BRL - Brazilian Real
CAD - Canadian Dollar
COP - Colombia Pesos
DKK - Danish Krone
DOP – Dominican Republic Pesos
EGP - Egyptian Pound
EUR - Euro
GBP - British Pound
ILS - Israeli Shekel
JPY - Japanese Yen
KZT - Kazakhstan Tenge
MXN - Mexican Peso
MYR - Malaysian Ringgit
NGN - Nigerian Naira
NZD - New Zealand Dollar
PEN - Peruvian Sol
PLN - Polish Zloty
RON - Romania New Lei
RUB - Russian Ruble
TRY - Turkish Lira
UAH - Ukraine Hryvna
USD - United States Dollar
ZAR - South African Rand

The accompanying notes are an integral part of these financial statements.

(k)  Securities in American Enterprise Bond Fund, Strategic Income Fund, and U.S. Government and Mortgage with aggregate market values of $649,283, $1,251,441 and $1,829,179, respectively, are held in collateralized accounts to cover intitial margin requirements for open futures purchases and sales contracts.

(l)  Securities in Strategic Income Fund with an aggregate market value of $851,882 are held in collateralized accounts to cover outstanding forward currency exchange contracts. See Note 7 of Notes to Financial Statements.

(m)  Fair-valued security. See Note 1 of Notes to Financial Statements.

(n)  When-issued security to be delivered and settled after June 30, 2006.

(o)  All or part of this security position is on loan at June 30, 2006. The total value of securities on loan at June 30, 2006 is $1,237,596 for Balanced Fund, $3,772,504 for Emerging Growth Fund, $7,221,776 for Global Growth Fund, $5,745,056 for Growth Opportunities Fund, $2,033,500 for Strategic Growth Fund and $1,733,979 for Value Fund.

(p)  This security was purchased with cash collateral held from securities lending.

(q)  Securities with an aggregate market value of $2,088,437 have been designated to cover outstanding written call options and swaptions in the Strategic Income Fund, as follows:

Amount	Notional Date	Exercise Price/ Expiration Price	Strike Received		Market Value Premium Note 1)	Unrealized (See (Depreciation)	Appreciation
Written Options:
Deutsche Japanese (f)(1)	$164,600	9/21/06	$124.00	JPY	$34,513	$2,587	$31,926
Written Swaptions:
Japanese Mexican Payer Swaption (f)(1)	$3,800,000	9/15/06	$9.35	JPY	$4,219	$2,723	$1,496

(1)  An option on an interest swap. If exercised, the fund will pay the strike rate in order to receive the 3 Month USD-LIBOR-BBA.

(r)  Issuer is in default.

Statements of Investments in Securities and Net Assets  June 30, 2006 (unaudited)

(s)  The distribution of investments representing geographic diversification of the Atlas Global Growth Fund, as a percentage of total investments at value, is as follows:

	Market Value	Percent
Country:
United States	$157,129,578	41.56%
Great Britain	47,288,433	12.51
Japan	42,390,096	11.21
France	22,081,569	5.84
Sweden	20,399,853	5.40
Germany	14,220,820	3.76
Switzerland	12,528,165	3.31
Bermuda	9,718,958	2.57
Korea, Republic of (South)	8,433,993	2.23
Netherlands	8,193,219	2.17
Mexico	7,516,578	1.99
Canada	6,450,819	1.71
Brazil	5,731,659	1.52
Spain	3,151,593	0.83
Taiwan	2,297,782	0.61
Finland	2,276,542	0.60
Italy	1,675,219	0.44
Hong Kong	1,442,263	0.38
Singapore	1,224,981	0.32
Australia	1,023,039	0.27
Denmark	1,018,052	0.27
Norway	1,010,810	0.27
India	866,181	0.23
	$378,070,202	100.00%

ADR = American Depositary Receipt
AMBAC = AMBAC Indemnity Corporation
AMT = Alternative Minimum Tax
COP = Certificate of Participation
FGIC = Financial Guarantee Insurance Corporation
GDR = Global Depositary Receipt
MBIA = Municipal Bond Investors Assurance
FSA = Financial Security Assurance Inc.

The accompanying notes are an integral part of these financial statements.

(This page has been left blank intentionally.)

Statements of Assets and Liabilities  June 30, 2006 (unaudited)

	Stock Funds
	Balanced Fund	Emerging Growth Fund	Global Growth Fund	Growth Opportunities Fund	Independence Flagship Fund
Assets:
Investment in securities, at identified cost	$62,465,826	$101,795,295	$300,788,217	$372,747,277	$150,029,808
Investment in securities, at value[1]	$64,008,296	$111,142,569	$378,070,202	$416,795,649	$154,390,509
Cash	0	0	92,224	0	196,263
Receivables:
Securities sold	6,059,516	1,404,790	132,180	945,261	0
Fund's shares sold	26,949	251,297	1,005,193	221,773	831,443
Interest and dividends	459,348	105,275	800,381	301,027	275,918
Prepaid expenses	0	0	0	0	0
Total assets	70,554,109	112,903,931	380,100,180	418,263,710	155,694,133
Liabilities:
Payables for:
Securities purchased	6,661,966	1,020,101	0	1,437,985	475,055
Payable upon return of securities loaned	1,281,494	3,895,632	7,585,101	6,095,914	0
Fund's shares redeemed	923	83,749	105,050	119,974	140,484
Dividends	4,793	0	0	0	0
Accrued expenses:
Management fees (Note 5)	35,615	67,967	228,035	209,566	31,079
Distribution fees (Note 5)	12,720	21,287	74,642	83,894	0
Other	40,570	31,017	131,850	173,073	35,262
Unrealized depreciation on forward foreign exchange currency contracts	0	0	661	0	0
Cash overdraft	79,177	0	0	0	0
Total liabilities	8,117,258	5,119,753	8,125,339	8,120,406	681,880
Net Assets	$62,436,851	$107,784,178	$371,974,841	$410,143,304	$155,012,253
Net Assets Consist Of:
Net unrealized appreciation (depreciation)	$1,542,470	$9,347,274	$77,283,910	$44,048,372	$4,360,701
Accumulated net realized gain (loss)	(7,756,573)	1,007,204	9,593,130	15,528,061	3,886,314
Undistributed net investment income (loss)	3,971	(213,260)	527,668	704,687	790,149
Paid-in capital	68,646,983	97,642,960	284,570,133	349,862,184	145,975,089
Net Assets	$62,436,851	$107,784,178	$371,974,841	$410,143,304	$155,012,253
Net Asset Value Per Share:
Net assets	$62,436,851	$107,784,178	$371,974,841	$410,143,304	$155,012,253
Beneficial interest shares outstanding	5,451,120	6,086,895	15,232,869	17,379,551	12,850,417
Net asset value per share and maximum offering price	$11.45	$17.71	$24.42	$23.60	$12.06
Beneficial Interest Shares Authorized	Unlimited	Unlimited	Unlimited	Unlimited	Unlimited

1  Including securities loaned of $1,237,596, $3,772,504, $7,221,776, $5,745,056, $2,033,500, and $1,773,979 by
Balanced Fund, Emerging Growth Fund, Global Growth Fund, Growth Opportunities Fund, Strategic
Growth Fund and Value Fund, respectively.

2  Investment in Master Portfolio (Note 1).

The accompanying notes are an integral part of these financial statements.

	Independence Star Spangled Fund	S&P 500 Index Fund	Strategic Growth Fund	Value Fund
Assets:
Investment in securities, at identified cost	$7,456,504	$98,840,635	$100,508,760	$123,368,858
Investment in securities, at value[1]	$7,224,172	$111,634,057[2]	$107,567,521	$126,874,856
Cash	529	0	0	0
Receivables:
Securities sold	0	0	0	1,079,441
Fund's shares sold	4,779	268,394	84,584	215,256
Interest and dividends	2,638	0	161,482	252,341
Prepaid expenses	8,416	0	0	0
Total assets	7,240,534	111,902,451	107,813,587	128,421,894
Liabilities:
Payables for:
Securities purchased	1,645	0	0	1,209,559
Payable upon return of securities loaned	0	0	2,082,500	1,831,356
Fund's shares redeemed	0	95,885	14,814	31,453
Dividends	0	768	0	0
Accrued expenses:
Management fees (Note 5)	1,018	0	59,408	80,809
Distribution fees (Note 5)	0	22,819	21,329	25,567
Other	20,266	73,476	65,295	52,866
Unrealized depreciation on forward foreign exchange currency contracts	0	0	0	0
Cash overdraft	0	0	0	0
Total liabilities	22,929	192,948	2,243,346	3,231,610
Net Assets	$7,217,605	$111,709,503	$105,570,241	$125,190,284
Net Assets Consist Of:
Net unrealized appreciation (depreciation)	$(232,332)	$12,783,815	$7,058,761	$3,505,998
Accumulated net realized gain (loss)	6,070	(4,919,060)	(50,602,553)	4,103,502
Undistributed net investment income (loss)	(10,719)	848,940	135,291	379,414
Paid-in capital	7,454,586	102,995,808	148,978,742	117,201,370
Net Assets	$7,217,605	$111,709,503	$105,570,241	$125,190,284
Net Asset Value Per Share:
Net assets	$7,217,605	$111,709,503	$105,570,241	$125,190,284
Beneficial interest shares outstanding	725,337	12,858,645	7,747,619	10,352,949
Net asset value per share and maximum offering price	$9.95	$8.69	$13.63	$12.09
Beneficial Interest Shares Authorized	Unlimited	Unlimited	Unlimited	Unlimited

Statements of Assets and Liabilities  June 30, 2006 (unaudited)

	Bond Funds
	American Enterprise Bond Fund	California Municipal Bond Fund	Independence Eagle Bond Fund	National Municipal Bond Fund	Strategic Income Fund	U.S. Government and Mortgage Securities Fund
Assets:
Investment in securities, at identified cost	$61,614,880	$491,497,189	$15,426,884	$155,806,309	$332,854,523	$309,758,494
Investment in securities, at value	$60,505,185	$500,233,802	$15,185,927	$158,304,557	$327,194,233	$303,849,518
Cash	142,158	0	105,691	47,224	1,228,633	201,197
Receivables:
Securities sold	4,011,505	0	0	10,000	3,473,095	13,545,830
Fund's shares sold	168,222	2,281,070	250,703	65,757	586,269	170,477
Interest and dividends	418,593	7,416,811	60,251	2,407,496	4,337,968	922,028
Unrealized appreciation on forward foreign exchange currency contracts (Note 7)	0	0	0	0	2,243,991	0
Variation margin on futures contracts	30,509	0	0	0	11,899	0
Receivable for open swap contracts (Note 11)	0	0	0	0	531,156	7,092
Prepaid expenses	0	0	8,416	0	0	0
Total assets	65,276,172	509,931,683	15,610,988	160,835,034	339,607,244	318,696,142
Liabilities:
Payables for:
Securities purchased	13,779,453	2,100,000	165,286	0	17,645,978	109,010,667
Fund's shares redeemed	65,884	1,186,548	0	95,106	394,729	210,251
Dividends	45,393	372,829	10,782	127,860	495,396	209,309
Accrued expenses:
Management fees (Note 5)	0	227,846	0	73,086	188,619	95,267
Distribution fees (Note 5)	10,395	103,649	0	33,221	65,896	43,303
Other	18,093	130,693	17,446	44,803	142,195	123,944
Swap contracts interest payable (Note 11)	362	0	0	0	0	0
Unrealized depreciation on forward foreign exchange currency contracts (Note 7)	0	0	0	0	1,996,333	0
Variation margin on futures contracts	0	42,969	0	14,063	0	154,381
Options written, at value (premiums received, $38,732) (Note 9)	0	0	0	0	5,310	0
Payable for open swap contracts	1,707	0	0	0	0	0
Cash overdraft	0	4,789	0	0	0	0
Total liabilities	13,921,287	4,169,323	193,514	388,139	20,934,456	109,847,122
Net Assets	$51,354,885	$505,762,360	$15,417,474	$160,446,895	$318,672,788	$208,849,020
Net Assets Consist Of:
Net unrealized appreciation (depreciation)	$(1,104,255)	$8,730,162	$(240,957)	$2,496,279	$(5,664,688)	$(5,642,457)
Accumulated net realized gain (loss)	(2,035,074)	773,574	(2,533)	52,298	(5,315,599)	(5,797,964)
Undistributed net investment income (loss)	(29,481)	176,367	2	110,976	(1,360,688)	(331,363)
Paid-in capital	54,523,695	496,082,257	15,660,962	157,787,342	331,013,763	220,620,804
Net Assets	$51,354,885	$505,762,360	$15,417,474	$160,446,895	$318,672,788	$208,849,020
Net Asset Value Per Share:
Net assets	$51,354,885	$505,762,360	$15,417,474	$160,446,895	$318,672,788	$208,849,020
Beneficial interest shares outstanding	5,447,256	44,272,200	1,581,349	13,846,977	72,927,063	21,606,295
Net asset value per share and maximum offering price	$9.43	$11.42	$9.75	$11.59	$4.37	$9.67
Beneficial Interest Shares Authorized	Unlimited	Unlimited	Unlimited	Unlimited	Unlimited	Unlimited

The accompanying notes are an integral part of these financial statements.

	Money Funds
	California Municipal Money Fund	Money Market Fund
Assets:
Investment in securities, at identified cost	$49,395,687	$161,757,140
Investment in securities, at value	$49,395,687	$161,757,140
Cash	0	50,121
Receivables:
Securities sold	0	0
Fund's shares sold	100,885	3,382,535
Interest and dividends	337,223	858,703
Unrealized appreciation on forward foreign exchange currency contracts (Note 7)	0	0
Variation margin on futures contracts	0	0
Receivable for open swap contracts (Note 11)	0	0
Prepaid expenses	0	0
Total assets	49,833,795	166,048,499
Liabilities:
Payables for:
Securities purchased	2,320,325	0
Fund's shares redeemed	1,663,941	852,262
Dividends	5,953	14,929
Accrued expenses:
Management fees (Note 5)	7,400	60,619
Distribution fees (Note 5)	9,797	32,949
Other	13,529	35,179
Swap contracts interest payable (Note 11)	0	0
Unrealized depreciation on forward foreign exchange currency contracts (Note 7)	0	0
Variation margin on futures contracts	0	0
Options written, at value (premiums received, $38,732) (Note 9)	0	0
Payable for open swap contracts	0	0
Cash overdraft	19,538	0
Total liabilities	4,040,483	995,938
Net Assets	$45,793,312	$165,052,561
Net Assets Consist Of:
Net unrealized appreciation (depreciation)	$0	$0
Accumulated net realized gain (loss)	(321)	(952)
Undistributed net investment income (loss)	0	0
Paid-in capital	45,793,633	165,053,513
Net Assets	$45,793,312	$165,052,561
Net Asset Value Per Share:
Net assets	$45,793,312	$165,052,561
Beneficial interest shares outstanding	45,793,637	165,053,517
Net asset value per share and maximum offering price	$1.00	$1.00
Beneficial Interest Shares Authorized	Unlimited	Unlimited

Statements of Operations  For the six months ended June 30, 2006 (unaudited)

	Stock Funds
	Balanced Fund	Emerging Growth Fund	Global Growth Fund	Growth Opportunities Fund	Independence Flagship Fund
Investment Income:
Income:
Interest	$553,169	$60,818	$150,515	$101,173	$0
Dividends	278,277	304,252	3,695,832	2,908,447	1,068,077
Total income	831,446	365,070	3,846,347	3,009,620	1,068,077
Expenses:
Management fees (Note 5)	206,746	342,592	1,364,227	1,327,465	163,401
Distribution fees (Note 5)	73,838	107,214	446,478	532,448	0
Transfer agency fees and expenses	25,620	48,720	163,668	205,429	46,684
Custodian fees and expenses	32,700	57,636	174,908	117,195	25,718
Trustees' fees	1,881	2,609	10,534	13,087	3,847
Registration fees	5,454	7,356	30,195	38,245	11,141
Accounting and legal fees	7,505	10,019	37,130	44,579	14,616
Reports to shareholders	4,043	8,480	29,859	34,660	9,659
Advisory fee to BGFA (Note 5)	0	0	0	0	0
Amortization of offering costs	0	0	0	0	0
Other	1,515	1,969	10,664	12,193	2,862
Total expenses	359,302	586,595	2,267,663	2,325,301	277,928
Management fees waived (Note 5)	0	0	0	0	0
Expense reimbursement (Note 5)	0	0	0	0	0
Net expenses	359,302	586,595	2,267,663	2,325,301	277,928
Net investment income (loss)	472,144	(221,525)	1,578,684	684,319	790,149
Realized and Unrealized Gain (Loss):
Net realized gain (loss) on:
Investments (net of premiums on options exercised)	415,351	1,740,257	9,596,966	13,761,287	3,858,513
Closing of futures contracts	0	0	0	0	0
Foreign currency transactions	0	0	(191,782)	0	0
Net realized gain (loss)	415,351	1,740,257	9,405,184	13,761,287	3,858,513
Net change in unrealized appreciation (depreciation) on:
Investments	147,990	1,555,650	(1,757,739)	(17,079,620)	(5,172,175)
Futures and options written	0	0	0	0	0
Translation of assets and liabilities denominated in foreign currencies	0	0	3,142	0	0
Net change in unrealized appreciation (depreciation)	147,990	1,555,650	(1,754,597)	(17,079,620)	(5,172,175)
Net realized and unrealized gain (loss)	563,341	3,295,907	7,650,587	(3,318,333)	(1,313,662)
Net increase (decrease) in net assets resulting from operations	$1,035,485	$3,074,382	$9,229,271	$(2,634,014)	$(523,513)

The accompanying notes are an integral part of these financial statements.

	Independence Star Spangled Fund	S&P 500 Index Fund	Strategic Growth Fund	Value Fund
Investment Income:
Income:
Interest	$817	$35,384	$36,304	$48,341
Dividends	4,041	1,075,593	692,724	1,098,792
Total income	4,858	1,110,977	729,028	1,147,133
Expenses:
Management fees (Note 5)	5,184	143,136	340,041	485,739
Distribution fees (Note 5)	0	143,136	121,805	153,648
Transfer agency fees and expenses	1,075	98,425	69,240	56,344
Custodian fees and expenses	2,595	29,180	26,612	38,172
Trustees' fees	142	3,922	3,050	3,277
Registration fees	846	11,651	9,083	9,541
Accounting and legal fees	1,860	16,796	11,193	13,842
Reports to shareholders	525	15,014	10,289	10,751
Advisory fee to BGFA (Note 5)	0	28,609	0	0
Amortization of offering costs	10,257	0	0	0
Other	118	8,244	2,424	2,886
Total expenses	22,602	498,113	593,737	774,200
Management fees waived (Note 5)	(2,794)	(141,050)	0	0
Expense reimbursement (Note 5)	(4,223)	(11,595)	0	0
Net expenses	15,585	345,468	593,737	774,200
Net investment income (loss)	(10,727)	765,509	135,291	372,933
Realized and Unrealized Gain (Loss):
Net realized gain (loss) on:
Investments (net of premiums on options exercised)	4,899	(1,461,566)	4,071,903	3,387,902
Closing of futures contracts	0	(35,048)	0	0
Foreign currency transactions	0	0	0	0
Net realized gain (loss)	4,899	(1,496,614)	4,071,903	3,387,902
Net change in unrealized appreciation (depreciation) on:
Investments	(220,039)	3,512,189	(6,824,679)	(4,816,848)
Futures and options written	0	31,682	0	0
Translation of assets and liabilities denominated in foreign currencies	0	0	0	0
Net change in unrealized appreciation (depreciation)	(220,039)	3,543,871	(6,824,679)	(4,816,848)
Net realized and unrealized gain (loss)	(215,140)	2,047,257	(2,752,776)	(1,428,946)
Net increase (decrease) in net assets resulting from operations	$(225,867)	$2,812,766	$(2,617,485)	$(1,056,013)

Statements of Operations  For the six months ended June 30, 2006 (unaudited)

	Bond Funds
	American Enterprise Bond Fund	California Municipal Bond Fund	Independence Eagle Bond Fund	National Municipal Bond Fund	Strategic Income Fund	U.S. Government and Mortgage Securities Fund
Investment Income:
Income:
Interest	$1,308,062	$11,013,000	$1,725	$3,608,889	$9,514,948	$5,858,647
Dividends	0	0	143,127	0	125,992	0
Total income	1,308,062	11,013,000	144,852	3,608,889	9,640,940	5,858,647
Expenses:
Management fees (Note 5)	134,415	1,359,423	7,039	440,600	1,149,290	615,860
Distribution fees (Note 5)	61,098	618,144	0	200,273	401,606	279,936
Transfer agency fees and expenses	19,189	71,376	783	33,770	111,691	106,253
Custodian fees and expenses	33,676	124,678	2,059	48,373	208,710	98,511
Trustees' fees	1,657	15,289	157	4,990	10,352	7,466
Registration fees	5,430	5,919	884	15,695	31,849	24,531
Accounting and legal fees	6,719	52,197	1,904	18,216	34,855	24,260
Reports to shareholders	3,253	16,053	309	6,767	19,052	15,419
Amortization of offering costs	0	0	10,257	0	0	0
Other	1,294	11,099	163	3,661	8,937	5,175
Total expenses	266,731	2,274,178	23,555	772,345	1,976,342	1,177,411
Management fees waived (Note 5)	(134,415)	0	(7,039)	0	0	0
Distribution fees waived (Note 5)	0	0	0	0	0	0
Expense reimbursement (Note 5)	(22,341)	0	(14,219)	0	0	0
Net expenses	109,975	2,274,178	2,297	772,345	1,976,342	1,177,411
Net investment income	1,198,087	8,738,822	142,555	2,836,544	7,664,598	4,681,236
Realized and Unrealized Gain (Loss):
Net realized gain (loss) on:
Investments (net of premiums on options exercised)	(644,566)	(117,488)	(2,533)	12,332	(416,220)	(2,569,826)
Closing of futures contracts	(49,942)	365,338	0	119,244	7,447	792,180
Closing and expiration of options written	0	0	0	0	13,735	0
Closing of swap contracts	18,321	0	0	0	447,884	1,736
Foreign currency transactions	0	0	0	0	(1,539,470)	0
Net realized gain (loss)	(676,187)	247,850	(2,533)	131,576	(1,486,624)	(1,775,910)
Net change in unrealized appreciation (depreciation) on:
Investments	(651,935)	(8,866,322)	(239,817)	(3,169,011)	(7,163,113)	(4,020,312)
Futures, swaps and options written	5,440	84,822	0	27,201	(541,941)	443,035
Translation of assets and liabilities denominated in foreign currencies	0	0	0	0	(406,563)	0
Net change in unrealized depreciation	(646,495)	(8,781,500)	(239,817)	(3,141,810)	(8,111,617)	(3,577,277)
Net realized and unrealized loss	(1,322,682)	(8,533,650)	(242,350)	(3,010,234)	(9,598,241)	(5,353,187)
Net increase (decrease) in net assets resulting from operations	$(124,595)	$205,172	$(99,795)	$(173,690)	$(1,933,643)	$(671,951)

The accompanying notes are an integral part of these financial statements.

	Money Funds
	California Municipal Money Fund	Money Market Fund
Investment Income:
Income:
Interest	$794,713	$3,310,570
Dividends	0	0
Total income	794,713	3,310,570
Expenses:
Management fees (Note 5)	125,526	350,908
Distribution fees (Note 5)	62,763	175,454
Transfer agency fees and expenses	6,726	35,644
Custodian fees and expenses	22,371	33,229
Trustees' fees	1,404	3,347
Registration fees	444	9,958
Accounting and legal fees	6,346	14,200
Reports to shareholders	1,476	6,549
Amortization of offering costs	0	0
Other	1,044	2,790
Total expenses	228,100	632,079
Management fees waived (Note 5)	(18,911)	(49,627)
Distribution fees waived (Note 5)	(62,763)	0
Expense reimbursement (Note 5)	0	0
Net expenses	146,426	582,452
Net investment income	648,287	2,728,118
Realized and Unrealized Gain (Loss):
Net realized gain (loss) on:
Investments (net of premiums on options exercised)	0	0
Closing of futures contracts	0	0
Closing and expiration of options written	0	0
Closing of swap contracts	0	0
Foreign currency transactions	0	0
Net realized gain (loss)	0	0
Net change in unrealized appreciation (depreciation) on:
Investments	0	0
Futures, swaps and options written	0	0
Translation of assets and liabilities denominated in foreign currencies	0	0
Net change in unrealized depreciation	0	0
Net realized and unrealized loss	0	0
Net increase (decrease) in net assets resulting from operations	$648,287	$2,728,118

Statements of Changes in Net Assets

	Stock Funds
	Balanced Fund	Emerging Growth Fund		Global Growth Fund
	2006[1] (Unaudited)	2005[2]	2006[1] (Unaudited)	2005[2]	2006[1] (Unaudited)
Increase (Decrease) in Net Assets From:
Operations:
Net investment income (loss)	$472,144	$680,885	$(221,525)	$(317,928)	$1,578,684
Net realized gain (loss) on investments and foreign currency	415,351	2,133,989	1,740,257	3,548,979	9,405,184
Net change in unrealized appreciation (depreciation) on investments and foreign currency	147,990	(998,860)	1,555,650	92,270	(1,754,597)
Net increase (decrease) in net assets resulting from operations	1,035,485	1,816,014	3,074,382	3,323,321	9,229,271
Distributions to Shareholders:
From net investment income	(470,927)	(651,971)	0	0	0
From net realized gain	0	0	0	0	0
Total distributions	(470,927)	(651,971)	0	0	0
Capital Share Transactions:
Net proceeds from sales of shares	18,697,423	11,794,541	54,304,130	21,140,440	87,240,162
Reinvestment of distributions	462,022	635,127	0	0	0
Cost of shares redeemed	(6,277,333)	(8,349,496)	(11,713,770)	(14,586,334)	(45,713,670)
Net increase (decrease) in net assets resulting from capital share transactions	12,882,112	4,080,172	42,590,360	6,554,106	41,526,492
Net increase (decrease) in net assets	13,446,670	5,244,215	45,664,742	9,877,427	50,755,763
Net Assets:
Beginning of period	48,990,181	43,745,966	62,119,436	52,242,009	321,219,078
End of period	$62,436,851	$48,990,181	$107,784,178	$62,119,436	$371,974,841

1  For the six months ended June 30, 2006.

2  For the year ended December 31, 2005.

The accompanying notes are an integral part of these financial statements.

	Growth Opportunities Fund		Independence Flagship Fund
	2005[2]	2006[1] (Unaudited)	2005[2]	2006[1] (Unaudited)	2005[2]
Increase (Decrease) in Net Assets From:
Operations:
Net investment income (loss)	$1,143,440	$684,319	$260,888	$790,149	$1,074,168
Net realized gain (loss) on investments and foreign currency	15,526,055	13,761,287	30,342,311	3,858,513	683,606
Net change in unrealized appreciation (depreciation) on investments and foreign currency	18,458,483	(17,079,620)	(1,613,495)	(5,172,175)	3,683,552
Net increase (decrease) in net assets resulting from operations	35,127,978	(2,634,014)	28,989,704	(523,513)	5,441,326
Distributions to Shareholders:
From net investment income	(1,442,884)	0	(270,667)	0	(1,392,119)
From net realized gain	0	0	(8,280,917)	(1,019)	(417,363)
Total distributions	(1,442,884)	0	(8,551,584)	(1,019)	(1,809,482)
Capital Share Transactions:
Net proceeds from sales of shares	84,838,588	31,363,983	53,099,889	67,136,726	55,987,304
Reinvestment of distributions	1,425,152	0	8,423,536	0	1,784,867
Cost of shares redeemed	(41,131,821)	(42,348,519)	(59,318,318)	(16,220,359)	(22,203,723)
Net increase (decrease) in net assets resulting from capital share transactions	45,131,919	(10,984,536)	2,205,107	50,916,367	35,568,448
Net increase (decrease) in net assets	78,817,013	(13,618,550)	22,643,227	50,391,835	39,200,292
Net Assets:
Beginning of period	242,402,065	423,761,854	401,118,627	104,620,418	65,420,126
End of period	$321,219,078	$410,143,304	$423,761,854	$155,012,253	$104,620,418

Statements of Changes in Net Assets

	Stock Funds
	Independence Star Spangled Fund		S&P 500 Index Fund
	2006[1] (Unaudited)	2005[3]	2006[1] (Unaudited)	2005[2]
Increase (Decrease) in Net Assets From:
Operations:
Net investment income (loss)	$(10,727)	$989	$765,509	$1,514,290
Net realized gain (loss) on investments and foreign currency	4,899	5,494	(1,496,614)	373,036
Net change in unrealized appreciation (depreciation) on investments and foreign currency	(220,039)	(12,293)	3,543,871	3,045,418
Net increase (decrease) in net assets resulting from operations	(225,867)	(5,810)	2,812,766	4,932,744
Distributions to Shareholders:
From net investment income	0	(5,304)	0	(1,428,521)
From net realized gain	0	0	0	0
Total distributions	0	(5,304)	0	(1,428,521)
Capital Share Transactions:
Net proceeds from sales of shares	7,286,921	797,317	9,959,014	30,087,155
Reinvestment of distributions	0	4,841	0	1,391,038
Cost of shares redeemed	(632,973)	(1,520)	(17,149,545)	(31,721,977)
Net increase (decrease) in net assets resulting from capital share transactions	6,653,948	800,638	(7,190,531)	(243,784)
Net increase (decrease) in net assets	6,428,081	789,524	(4,377,765)	3,260,439
Net Assets:
Beginning of period	789,524	0	116,087,268	112,826,829
End of period	$7,217,605	$789,524	$111,709,503	$116,087,268

1  For the six months ended June 30, 2006.

2  For the year ended December 31, 2005.

3  For the period December 1, 2005 (commencement of operations) to December 31, 2005.

The accompanying notes are an integral part of these financial statements.

	Strategic Growth Fund		Value Fund
	2006[1] (Unaudited)	2005[2]	2006[1] (Unaudited)	2005[2]
Increase (Decrease) in Net Assets From:
Operations:
Net investment income (loss)	$135,291	$(371,452)	$372,933	$385,741
Net realized gain (loss) on investments and foreign currency	4,071,903	1,622,746	3,387,902	3,514,419
Net change in unrealized appreciation (depreciation) on investments and foreign currency	(6,824,679)	5,066,839	(4,816,848)	3,487,465
Net increase (decrease) in net assets resulting from operations	(2,617,485)	6,318,133	(1,056,013)	7,387,625
Distributions to Shareholders:
From net investment income	0	0	578	(375,990)
From net realized gain	0	0	0	(2,753,842)
Total distributions	0	0	578	(3,129,832)
Capital Share Transactions:
Net proceeds from sales of shares	33,602,324	9,671,532	31,520,959	78,351,249
Reinvestment of distributions	0	0	0	3,059,025
Cost of shares redeemed	(9,555,964)	(16,167,006)	(16,261,297)	(12,580,054)
Net increase (decrease) in net assets resulting from capital share transactions	24,046,360	(6,495,474)	15,259,662	68,830,220
Net increase (decrease) in net assets	21,428,875	(177,341)	14,204,227	73,088,013
Net Assets:
Beginning of period	84,141,366	84,318,707	110,986,057	37,898,044
End of period	$105,570,241	$84,141,366	$125,190,284	$110,986,057

Statements of Changes in Net Assets

	Bond Funds
	American Enterprise Bond Fund		California Municipal Bond Fund
	2006[1] (Unaudited)	2005[2]	2006[1] (Unaudited)	2005[2]
Increase (Decrease) in Net Assets From:
Operations:
Net investment income	$1,198,087	$2,123,935	$8,738,822	$15,305,811
Net realized gain (loss) on investments and foreign currency	(676,187)	(1,219,283)	247,850	993,768
Net change in unrealized depreciation on investments and foreign currency	(646,495)	(259,502)	(8,781,500)	(1,664,928)
Net increase (decrease) in net assets resulting from operations	(124,595)	645,150	205,172	14,634,651
Distributions to Shareholders:
From net investment income	(1,227,508)	(2,154,917)	(8,764,753)	(15,275,313)
From net realized gain	0	0	0	(450,039)
Total distributions	(1,227,508)	(2,154,917)	(8,764,753)	(15,725,352)
Capital Share Transactions:
Net proceeds from sales of shares	19,598,411	32,414,418	88,419,785	179,504,540
Reinvestment of distributions	945,404	1,689,267	6,506,782	11,704,672
Cost of shares redeemed	(20,581,879)	(23,155,729)	(65,918,396)	(97,769,603)
Net increase (decrease) in net assets resulting from capital share transactions	(38,064)	10,947,956	29,008,171	93,439,609
Net increase (decrease) in net assets	(1,390,167)	9,438,189	20,448,590	92,348,908
Net Assets:
Beginning of period	52,745,052	43,306,863	485,313,770	392,964,862
End of period	$51,354,885	$52,745,052	$505,762,360	$485,313,770

1  For the six months ended June 30, 2006.

2  For the year ended December 31, 2005.

3  For the period December 1, 2005 (commencement of operations) to December 31, 2005.

The accompanying notes are an integral part of these financial statements.

	Independence Eagle Bond Fund		National Municipal Bond Fund
	2006[1] (Unaudited)	2005[3]	2006[1] (Unaudited)	2005[2]
Increase (Decrease) in Net Assets From:
Operations:
Net investment income	$142,555	$6,706	$2,836,544	$4,807,332
Net realized gain (loss) on investments and foreign currency	(2,533)	0	131,576	200,889
Net change in unrealized depreciation on investments and foreign currency	(239,817)	(1,140)	(3,141,810)	(574,667)
Net increase (decrease) in net assets resulting from operations	(99,795)	5,566	(173,690)	4,433,554
Distributions to Shareholders:
From net investment income	(142,553)	(6,706)	(2,811,019)	(4,766,306)
From net realized gain	0	0	0	(556,044)
Total distributions	(142,553)	(6,706)	(2,811,019)	(5,322,350)
Capital Share Transactions:
Net proceeds from sales of shares	15,653,077	941,726	29,199,576	73,381,608
Reinvestment of distributions	116,490	6,172	2,025,205	3,910,223
Cost of shares redeemed	(1,056,493)	(10)	(25,956,795)	(35,981,496)
Net increase (decrease) in net assets resulting from capital share transactions	14,713,074	947,888	5,267,986	41,310,335
Net increase (decrease) in net assets	14,470,726	946,748	2,283,277	40,421,539
Net Assets:
Beginning of period	946,748	0	158,163,618	117,742,079
End of period	$15,417,474	$946,748	$160,446,895	$158,163,618

Statements of Changes in Net Assets

	Bond Funds
	Strategic Income Fund		U.S. Government and Mortgage Securities Fund
	2006[1] (Unaudited)	2005[2]	2006[1] (Unaudited)	2005[2]
Increase (Decrease) in Net Assets From:
Operations:
Net investment income	$7,664,598	$15,313,376	$4,681,236	$10,333,196
Net realized gain (loss) on investments and foreign currency	(1,486,624)	3,964,769	(1,775,910)	(604,561)
Net change in unrealized depreciation on investments and foreign currency	(8,111,617)	(11,766,124)	(3,577,277)	(4,679,966)
Net increase (decrease) in net assets resulting from operations	(1,933,643)	7,512,021	(671,951)	5,048,669
Distributions to Shareholders:
From net investment income	(8,535,344)	(19,509,087)	(5,004,292)	(10,933,088)
From net realized gain	0	0	0	0
Total distributions	(8,535,344)	(19,509,087)	(5,004,292)	(10,933,088)
Capital Share Transactions:
Net proceeds from sales of shares	62,887,710	108,868,827	18,961,770	38,243,817
Reinvestment of distributions	5,448,489	11,932,159	3,788,483	8,322,875
Cost of shares redeemed	(58,647,464)	(81,022,513)	(51,624,207)	(89,736,458)
Net increase (decrease) in net assets resulting from capital share transactions	9,688,735	39,778,473	(28,873,954)	(43,169,766)
Net increase (decrease) in net assets	(780,252)	27,781,407	(34,550,197)	(49,054,185)
Net Assets:
Beginning of period	319,453,040	291,671,633	243,399,217	292,453,402
End of period	$318,672,788	$319,453,040	$208,849,020	$243,399,217

1  For the six months ended June 30, 2006.

2  For the year ended December 31, 2005.

The accompanying notes are an integral part of these financial statements.

	Money Funds
	California Municipal Money Fund		Money Market Fund
	2006[1] (Unaudited)	2005[2]	2006[1] (Unaudited)	2005[2]
Increase (Decrease) in Net Assets From:
Operations:
Net investment income	$648,287	$840,252	$2,728,118	$2,013,002
Net realized gain (loss) on investments and foreign currency	0	0	0	0
Net change in unrealized depreciation on investments and foreign currency	0	0	0	0
Net increase (decrease) in net assets resulting from operations	648,287	840,252	2,728,118	2,013,002
Distributions to Shareholders:
From net investment income	(648,287)	(840,252)	(2,728,118)	(2,013,002)
From net realized gain	0	0	0	0
Total distributions	(648,287)	(840,252)	(2,728,118)	(2,013,002)
Capital Share Transactions:
Net proceeds from sales of shares	27,466,584	60,462,781	161,500,677	181,879,148
Reinvestment of distributions	620,618	804,071	2,606,058	1,905,061
Cost of shares redeemed	(31,568,084)	(48,337,793)	(116,101,406)	(123,217,100)
Net increase (decrease) in net assets resulting from capital share transactions	(3,480,882)	12,929,059	48,005,329	60,567,109
Net increase (decrease) in net assets	(3,480,882)	12,929,059	48,005,329	60,567,109
Net Assets:
Beginning of period	49,274,194	36,345,135	117,047,232	56,480,123
End of period	$45,793,312	$49,274,194	$165,052,561	$117,047,232

Financial Highlights  selected data for a share outstanding throughout each period

	Stock Funds
	Balanced Fund						Emerging Growth Fund
	June 30, 2006[1]	2005	2004	2003	2002	2001	June 30, 2006[1]	2005	2004	2003	2002	2001
Net asset value, beginning of period	$11.30	$11.03	$10.17	$8.93	$11.20	$11.58	$16.38	$15.47	$13.40	$8.94	$14.09	$14.51
Income From Investment Operations:[4]
Net investment income	0.09	0.16	0.08	0.07	0.14	0.18	(0.05)	(0.09)	(0.06)	(0.09)	(0.12)	(0.18)
Net realized and unrealized gain (loss) on investments	0.15	0.26	0.86	1.24	(2.27)	(0.38)	1.38	1.00	2.13	4.55	(5.03)	(0.24)
Total from investment operations	0.24	0.42	0.94	1.31	(2.13)	(0.20)	1.33	0.91	2.07	4.46	(5.15)	(0.42)
Less Distributions:
From net investment income	(0.09)	(0.15)	(0.08)	(0.07)	(0.14)	(0.18)	0.00	0.00	0.00	0.00	0.00	0.00
From net capital gains	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Total distributions	(0.09)	(0.15)	(0.08)	(0.07)	(0.14)	(0.18)	0.00	0.00	0.00	0.00	0.00	0.00
Net asset value, end of period	$11.45	$11.30	$11.03	$10.17	$8.93	$11.20	$17.71	$16.38	$15.47	$13.40	$8.94	$14.09
Total return[2]	2.10%	3.85%	9.24%	14.71%	-19.07%	-1.70%	8.12%	5.88%	15.45%	49.89%	-36.55%	-2.89%
Ratios/Supplemental Data:
Net assets, end of period (000's)	$62,437	$48,990	$43,746	$31,934	$25,258	$42,159	$107,784	$62,119	$52,242	$32,343	$14,578	$23,574
Ratio of expenses to average net assets:[3]
Before expense waivers and reimbursement	1.22%	1.27%	1.31%	1.33%	1.35%	1.22%	1.37%	1.45%	1.53%	1.89%	1.99%	1.67%
After expense waivers and reimbursement	1.22%	1.27%	1.31%	1.28%	1.31%	1.22%	1.37%	1.45%	1.53%	1.71%	1.60%	1.66%
Ratio of net investment income to average net assets[3]	1.60%	1.45%	0.79%	0.74%	1.45%	1.55%	-0.52%	-0.57%	-0.46%	-0.84%	-1.20%	-1.40%
Portfolio turnover rate	38.32%	95.47%	95.61%	27.91%	158.81%[5]	93.38%[5]	84.19%	173.00%	197.56%	309.22%	248.05%	271.11%

1  Unaudited.

2  Total returns assume purchase at net asset value (without sales charge) at the beginning of each period. Returns for less than a year are aggregate (non-annualized) returns.

3  Annualized when the period presented is less than one year.

4  Per share information was calculated based on average shares.

5  Excludes the effect of short-term "to be announced" security transactions. In a TBA transaction, the Fund has committed to purchasing or selling securities for which all specific information is not yet known at the time of the trade. Securities purchased on a TBA basis are not settled until they are delivered to the Fund, which generally occurs 15 to 45 days subsequent to purchase.

The accompanying notes are an integral part of these financial statements.

	Global Growth Fund
	June 30, 2006[1]	2005	2004	2003	2002	2001
Net asset value, beginning of period	$23.65	$21.02	$17.89	$12.75	$16.52	$18.69
Income From Investment Operations:[4]
Net investment income	0.11	0.09	0.04	0.01	0.00	(0.01)
Net realized and unrealized gain (loss) on investments	0.66	2.65	3.14	5.13	(3.77)	(2.16)
Total from investment operations	0.77	2.74	3.18	5.14	(3.77)	(2.17)
Less Distributions:
From net investment income	0.00	(0.11)	(0.05)	0.00	0.00	0.00
From net capital gains	0.00	0.00	0.00	0.00	0.00	0.00
Total distributions	0.00	(0.11)	(0.05)	0.00	0.00	0.00
Net asset value, end of period	$24.42	$23.65	$21.02	$17.89	$12.75	$16.52
Total return[2]	3.26%	13.02%	17.79%	40.31%	-22.82%	-11.61%
Ratios/Supplemental Data:
Net assets, end of period (000's)	$371,975	$321,219	$242,402	$159,443	$88,842	$115,042
Ratio of expenses to average net assets:[3]
Before expense waivers and reimbursement	1.27%	1.31%	1.35%	1.54%	1.48%	1.40%
After expense waivers and reimbursement	1.27%	1.31%	1.35%	1.54%	1.48%	1.40%
Ratio of net investment income to average net assets[3]	0.88%	0.43%	0.22%	0.06%	-0.03%	-0.08%
Portfolio turnover rate	13.15%	27.64%	19.96%	37.67%	39.23%	43.59%

Financial Highlights  selected data for a share outstanding throughout each period

	Stock Funds
	Growth Opportunities Fund						Independence Flagship Fund[7]
	June 30, 2006[1]	2005	2004	2003	2002	2001	June 30, 2006[1]	2005	2004	2003	May 1, 2002[2] through Dec. 31, 2002
Net asset value, beginning of period	$23.77	$22.58	$20.60	$16.50	$20.17	$23.43	$11.97	$11.47	$10.50	$8.71	$10.00
Income From Investment Operations:[5]
Net investment income (loss)	0.04	0.01	0.06	(0.02)	0.01	0.03	0.07	0.15	0.10	0.10	0.10
Net realized and unrealized gain (loss) on investments	(0.21)	1.67	1.98	4.12	(3.67)	(3.26)	0.02	0.56	0.94	1.73	(1.33)
Total from investment operations	(0.17)	1.68	2.04	4.10	(3.66)	(3.23)	0.09	0.71	1.04	1.83	(1.23)
Less Distributions:
From net investment income	0.00	(0.02)	(0.06)	0.00[6]	(0.01)	(0.03)	0.00	(0.16)	(0.07)	(0.04)	(0.06)
From net capital gains	0.00	(0.47)	0.00	0.00	0.00	0.00	0.00	(0.05)	0.00	0.00	0.00
Total distributions	0.00	(0.49)	(0.06)	0.00	(0.01)	(0.03)	0.00	(0.21)	(0.07)	(0.04)	(0.06)
Net asset value, end of period	$23.60	$23.77	$22.58	$20.60	$16.50	$20.17	$12.06	$11.97	$11.47	$10.50	$8.71
Total return[3]	-0.72%	7.42%	9.89%	24.87%	-18.14%	-13.79%	0.75%	6.19%	9.92%	20.97%	-12.27%
Ratios/Supplemental Data:
Net assets, end of period (000's)	$410,143	$423,762	$401,119	$354,258	$263,675	$365,552	$155,012	$104,620	$65,420	$19,990	$2,071
Ratio of expenses to average net assets:[4]
Before expense waivers and reimbursement	1.09%	1.11%	1.14%	1.16%	1.12%	1.09%	0.43%[8]	0.47%[8]	0.52%[8]	0.84%[8]	2.12%[8]
After expense waivers and reimbursement	1.09%	1.11%	1.14%	1.16%	1.12%	1.09%	0.43%[8]	0.47%[8]	0.52%[8]	0.73%[8]	0.85%[8]
Ratio of net investment income to average net assets[4]	0.32%	0.06%	0.27%	-0.11%	0.06%	0.15%	1.21%	1.29%	0.93%	1.04%	1.62%
Portfolio turnover rate	40.28%	76.85%	101.63%	113.63%	110.13%	136.06%	30.08%	12.16%	37.44%	20.58%	27.55%

1  Unaudited.

2  Commencement of operations.

3  Total returns assume purchase at net asset value (without sales charge) at the beginning of each period. Returns for periods less than a full year are aggregate (non-annualized) returns.

4  Annualized when the period presented is less than one year.

5  Per share information was calculated based on average shares.

6  Dividends from net investment income are less than $0.005.

7  Name changed from Fund of Funds on November 30, 2005.

8  For Independence Flagship Fund and Independence Star Spangled Fund, does not include expenses of the investment companies in which the Funds invest.

The accompanying notes are an integral part of these financial statements.

	Independence Star Spangled Fund		S&P 500 Index Fund
	June 30, 2006[1]	Dec. 1, 2005[2] through Dec. 31, 2005	June 30, 2006[1]	2005	2004	2003	2002	2001
Net asset value, beginning of period	$9.82	$10.00	$8.48	$8.23	$7.56	$5.96	$7.77	$8.92
Income From Investment Operations:[5]
Net investment income (loss)	(0.03)	0.02	0.05	0.11	0.12	0.09	0.08	0.05
Net realized and unrealized gain (loss) on investments	0.16	(0.13)	0.16	0.25	0.66	1.56	(1.82)	(1.15)
Total from investment operations	0.13	(0.11)	0.21	0.36	0.78	1.65	(1.74)	(1.10)
Less Distributions:
From net investment income	0.00	(0.07)	0.00	(0.11)	(0.11)	(0.05)	(0.07)	(0.05)
From net capital gains	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Total distributions	0.00	(0.07)	0.00	(0.11)	(0.11)	(0.05)	(0.07)	(0.05)
Net asset value, end of period	$9.95	$9.82	$8.69	$8.48	$8.23	$7.56	$5.96	$7.77
Total return[3]	1.32%	-1.12%	2.48%	4.30%	10.37%	27.74%	-22.37%	-12.36%
Ratios/Supplemental Data:
Net assets, end of period (000's)	$7,218	$790	$111,710	$116,087	$112,827	$69,929	$25,497	$22,007
Ratio of expenses to average net assets:[4]
Before expense waivers and reimbursement	1.09%[8]	5.57%[8]	0.87%	0.86%	0.89%	1.09%	1.06%	1.07%
After expense waivers and reimbursement	0.75%[8]	0.68%[8]	0.61%	0.57%	0.50%	0.50%	0.50%	0.50%
Ratio of net investment income to average net assets[4]	-0.52%	2.49%	1.34%	1.32%	1.57%	1.29%	1.14%	0.88%
Portfolio turnover rate	45.25%	0.00%	N/A	N/A	N/A	N/A	N/A	N/A

Financial Highlights  selected data for a share outstanding throughout each period

	Stock Funds
	Strategic Growth Fund						Value Fund
	June 30, 2006[1]	2005	2004	2003	2002	2001	June 30, 2006[1]	2005	2004	2003	May 1, 2002[2] through Dec. 31, 2002
Net asset value, beginning of period	$13.87	$12.82	$11.67	$9.53	$13.09	$18.33	$12.15	$11.26	$9.70	$8.07	$10.00
Income From Investment Operations:[4]
Net investment income (loss)	0.02	(0.06)	(0.01)	(0.05)	(0.05)	(0.02)	0.04	0.07	0.07	0.11	0.07
Net realized and unrealized gain (loss) on investments	(0.26)	1.11	1.16	2.19	(3.51)	(5.22)	(0.10)	1.17	1.53	1.61	(1.93)
Total from investment operations	(0.24)	1.05	1.15	2.14	(3.56)	(5.24)	(0.06)	1.24	1.60	1.72	(1.86)
Less Distributions:
From net investment income	0.00	0.00	0.00	0.00	0.00	0.00	0.00	(0.04)	(0.04)	(0.09)	(0.07)
From net capital gains	0.00	0.00	0.00	0.00	0.00	0.00	0.00	(0.31)	0.00	0.00	0.00
Total distributions	0.00	0.00	0.00	0.00	0.00	0.00	0.00	(0.35)	(0.04)	(0.09)	(0.07)
Net asset value, end of period	$13.63	$13.87	$12.82	$11.67	$9.53	$13.09	$12.09	$12.15	$11.26	$9.70	$8.07
Total return[5]	-1.73%	8.19%	9.86%	22.46%	-27.20%	-28.59%	-0.49%	11.04%	16.47%	21.32%	-18.64%
Ratios/Supplemental Data:
Net assets, end of period (000's)	$105,570	$99,087	$84,319	$77,235	$62,507	$97,976	$125,190	$110,986	$37,898	$11,798	$6,888
Ratio of expenses to average net assets:[6]
Before expense waivers and reimbursement	1.22%	1.28%	1.35%	1.40%	1.40%	1.26%	1.26%	1.33%	1.49%	1.84%	2.13%
After expense waivers and reimbursement	1.22%	1.28%	1.35%	1.40%	1.40%	1.26%	1.26%	1.33%	1.40%	1.39%	1.32%
Ratio of net investment income to average net assets[6]	0.28%	-0.46%	-0.12%	-0.45%	-0.48%	-0.15%	0.61%	0.55%	0.66%	1.29%	1.35%
Portfolio turnover rate	31.91%	70.91%	115.49%	33.03%	101.71%	175.07%	17.00%	30.56%	85.38%	280.69%	247.30%

1  Unaudited.

2  Commencement of operations.

3  Effective date of registration.

4  Per share information was calculated based on average shares.

5  Total returns assume purchase at net asset value (without sales charge) at the beginning of each period. Returns for periods less than a full year are aggregate (non-annualized) returns.

6  Annualized when the period presented is less than one year.

7  Excludes the effect of short-term "to-be-announced" security transactions. In a TBA transaction, the Fund has committed to purchasing or selling securities for which all specific information is not yet known at the time of the trade. Securities purchased on a TBA basis are not settled until they are delivered to the Fund, which generally occurs 15 to 45 days subsequent to purchase.

The accompanying notes are an integral part of these financial statements.

	Bond Funds
	American Enterprise Bond Fund
	June 30, 2006[1]	2005	2004	May 1, 2003[3] through Dec. 31, 2003
Net asset value, beginning of period	$9.69	$9.98	$10.01	$10.05
Income From Investment Operations:[4]
Net investment income (loss)	0.23	0.40	0.33	0.20
Net realized and unrealized gain (loss) on investments	(0.25)	(0.28)	(0.01)	(0.01)
Total from investment operations	(0.02)	0.12	0.32	0.19
Less Distributions:
From net investment income	(0.24)	(0.41)	(0.35)	(0.23)
From net capital gains	0.00	0.00	0.00	0.00
Total distributions	(0.24)	(0.41)	(0.35)	(0.23)
Net asset value, end of period	$9.43	$9.69	$9.98	$10.01
Total return[5]	-0.22%	1.23%	3.21%	1.87%
Ratios/Supplemental Data:
Net assets, end of period (000's)	$51,355	$52,745	$43,307	$20,318
Ratio of expenses to average net assets:[6]
Before expense waivers and reimbursement	1.09%	1.05%	1.08%	1.63%
After expense waivers and reimbursement	0.45%	0.28%	0.03%	0.00%
Ratio of net investment income to average net assets[6]	4.90%	4.18%	3.35%	2.96%
Portfolio turnover rate	66.99%[7]	155.08%[7]	23.34%	28.03%

Financial Highlights  selected data for a share outstanding throughout each period

	Bond Funds
	California Municipal Bond Fund						Independence Eagle Bond Fund
	June 30, 2006[1]	2005	2004	2003	2002	2001	June 30, 2006[1]	Dec. 1, 2005[2] through Dec. 31, 2005
Net asset value, beginning of period	$11.62	$11.63	$11.56	$11.52	$11.16	$11.27	$10.00	$10.00
Income From Investment Operations:[5]
Net investment income	0.26	0.40	0.41	0.42	0.47	0.50	0.25	0.11
Net realized and unrealized gain (loss) on investments	(0.26)	0.00	0.09	0.05	0.36	(0.11)	(0.25)	(0.02)
Total from investment operations	0.00	0.40	0.50	0.47	0.83	0.39	0.00	0.09
Less Distributions:
From net investment income	(0.20)	(0.40)	(0.41)	(0.43)	(0.47)	(0.50)	(0.25)	(0.09)
From net capital gains	0.00	(0.01)	(0.02)	0.00	0.00	0.00	0.00	0.00
Tax return of capital distribution	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Total distributions	(0.20)	(0.41)	(0.43)	(0.43)	(0.47)	(0.50)	(0.25)	(0.09)
Net asset value, end of period	$11.42	$11.62	$11.63	$11.56	$11.52	$11.16	$9.75	$10.00
Total return[3]	0.03%	3.50%	4.45%	4.16%	7.57%	3.51%	-0.14%	0.92%
Ratios/Supplemental Data:
Net assets, end of period (000's)	$505,762	$485,314	$392,965	$333,646	$303,195	$246,188	$15,417	$947
Ratio of expenses to average net assets:[4]
Before expense waivers and reimbursement	0.92%	0.93%	0.94%	0.93%	0.92%	0.92%	0.84%[7]	4.26%[7]
After expense waivers and reimbursement	0.92%	0.93%	0.94%	0.93%	0.92%	0.92%	0.08%[7]	0.68%[7]
Ratio of net investment income to average net assets[4]	3.53%	3.44%	3.58%	3.69%	4.15%	4.40%	5.06%	12.76%
Portfolio turnover rate	2.51%	13.27%	10.25%	7.56%	19.79%	12.60%	2.19%	0.00%

1  Unaudited.

2  Commencement of operations.

3  Total returns assume purchase at net asset value (without sales charge) at the beginning of each period. Returns for periods less than a full year are aggregate (non-annualized) returns.

4  Annualized when the period presented is less than one year.

5  Per share information was calculated based on average shares.

6  Excludes the effect of short-term "to be announced" (TBA) security transaction, the Fund has commited to purchasing or selling securities for which all specific information is not yet known at the time of the trade. Securities purchased on a TBA basis are not settled until they are delivered to the Fund, which generally occurs 15 to 45 days subsequent to purchase.

7  For Independence Eagle Bond Fund, does not include expenses of the investment companies in which the Fund invests.

The accompanying notes are an integral part of these financial statements.

	National Municipal Bond Fund						Strategic Income Fund
	June 30, 2006[1]	2005	2004	2003	2002	2001	June 30, 2006[1]	2005	2004	2003	2002	2001
Net asset value, beginning of period	$11.80	$11.85	$11.78	$11.66	$11.16	$11.13	$4.51	$4.69	$4.55	$4.14	$4.20	$4.37
Income From Investment Operations:[5]
Net investment income	0.24	0.40	0.43	0.42	0.47	0.50	0.11	0.23	0.20	0.20	0.29	0.36
Net realized and unrealized gain (loss) on investments	(0.21)	(0.01)	0.07	0.12	0.49	0.03	(0.13)	(0.12)	0.18	0.45	(0.04)	(0.17)
Total from investment operations	0.03	0.39	0.50	0.54	0.96	0.53	(0.02)	0.11	0.38	0.65	0.25	0.19
Less Distributions:
From net investment income	(0.24)	(0.40)	(0.43)	(0.42)	(0.46)	(0.50)	(0.12)	(0.29)	(0.24)	(0.24)	(0.31)	(0.35)
From net capital gains	0.00	(0.04)	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Tax return of capital distribution	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	(0.01)
Total distributions	(0.24)	(0.44)	(0.43)	(0.42)	(0.46)	(0.50)	(0.12)	(0.29)	(0.24)	(0.24)	(0.31)	(0.36)
Net asset value, end of period	$11.59	$11.80	$11.85	$11.78	$11.66	$11.16	$4.37	$4.51	$4.69	$4.55	$4.14	$4.20
Total return[3]	-0.05%	3.37%	4.36%	4.73%	8.81%	4.79%	-0.52%	2.34%	8.73%	16.10%	6.31%	4.45%
Ratios/Supplemental Data:
Net assets, end of period (000's)	$160,447	$158,164	$117,742	$104,114	$90,809	$67,991	$318,673	$319,453	$291,672	$262,386	$128,423	$102,923
Ratio of expenses to average net assets:[4]
Before expense waivers and reimbursement	1.10%	0.98%	0.99%	0.98%	0.97%	0.97%	1.23%	1.23%	1.24%	1.30%	1.30%	1.31%
After expense waivers and reimbursement	1.10%	0.98%	0.99%	0.98%	0.97%	0.97%	1.23%	1.23%	1.24%	1.30%	1.30%	1.31%
Ratio of net investment income to average net assets[4]	4.05%	3.40%	3.68%	3.62%	4.08%	4.44%	4.77%	4.91%	4.41%	4.53%	6.90%	8.31%
Portfolio turnover rate	5.89%	32.64%	15.26%	18.88%	22.27%	32.81%	49.19%[6]	88.58%[6]	97.55%[6]	140.55%[6]	85.26%[6]	114.66%[6]

Financial Highlights  selected data for a share outstanding throughout each period

	Bond Funds
	U.S. Government and Mortgage Securities Fund
	June 30, 2006[1]	2005	2004	2003	2002	2001
Net asset value, beginning of period	$9.92	$10.14	$10.24	$10.45	$10.10	$9.95
Income From Investment Operations:[5]
Net investment income	0.20	0.40	0.26	0.32	0.50	0.56
Net realized and unrealized gain (loss) on investments	(0.23)	(0.20)	(0.09)	(0.21)	0.36	0.16
Total from investment operations	(0.03)	0.20	0.17	0.11	0.86	0.72
Less Distributions:
From net investment income	(0.22)	(0.42)	(0.27)	(0.32)	(0.51)	(0.57)
Total distributions	(0.22)	(0.42)	(0.27)	(0.32)	(0.51)	(0.57)
Net asset value, end of period	$9.67	$9.92	$10.14	$10.24	$10.45	$10.10
Total return[3]	-0.32%	2.04%	1.72%	1.07%	8.69%	7.39%
Ratios/Supplemental Data:
Net assets, end of period (000's)	$208,849	$243,399	$292,453	$361,498	$501,248	$317,583
Ratio of expenses to average net assets:[4]
Before expense waivers and reimbursement	1.05%	1.05%	1.04%	1.02%	1.00%	1.03%
After expense waivers and reimbursement	1.05%	1.05%	1.04%	1.02%	1.00%	1.03%
Ratio of net investment income to average net assets[4]	4.18%	3.95%	2.60%	3.11%	4.85%	5.53%
Portfolio turnover rate	25.42%[6]	142.61%[6]	15.11%	43.71%	30.49%	19.75%

1  Unaudited.

2  Commencement of operations.

3  Total returns assume purchase at net asset value (without sales charge) at the beginning of each period. Returns for periods less than a full year are aggregate (non-annulaized) returns.

4  Annualized when the period presented is less than one year.

5  Per share information was calculated based on average shares.

6  Excludes the effect of short-term "to be announced" security transactions. In a TBA transaction, the Fund has committed to purchasing or selling securities for which all specific information is yet known at the time of the trade. Securities purchased on a TBA basis are not settled until they are delivered to the Fund, which generally occurs 15 to 45 days subsequent to purchase.

The accompanying notes are an integral part of these financial statements.

	Money Funds
	California Municipal Money Fund						Money Market Fund
	June 30, 2006[1]	2005	2004	2003	2002	2001	June 30, 2006[1]	2005	2004	2003	Mar. 4, 2002[2] through Dec. 31, 2002
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Income From Investment Operations:[5]
Net investment income	0.014	0.018	0.006	0.004	0.009	0.019	0.019	0.027	0.011	0.012	0.014
Net realized and unrealized gain (loss) on investments	0.000	0.000	0.000	0.000	0.000	0.000	0.000	0.000	0.000	0.000	0.000
Total from investment operations	0.014	0.018	0.006	0.004	0.009	0.019	0.019	0.027	0.011	0.012	0.014
Less Distributions:
From net investment income	(0.014)	(0.018)	(0.006)	(0.004)	(0.009)	(0.019)	(0.019)	(0.027)	(0.011)	(0.012)	(0.014)
Total distributions	(0.014)	(0.018)	(0.006)	(0.004)	(0.009)	(0.019)	(0.019)	(0.027)	(0.011)	(0.012)	(0.014)
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total return[3]	1.29%	1.80%	0.59%	0.45%	0.86%	1.93%	1.96%	2.73%	1.06%	1.21%	1.45%
Ratios/Supplemental Data:
Net assets, end of period (000's)	$45,793	$49,274	$36,345	$25,400	$36,099	$39,266	$165,053	$117,047	$56,480	$47,486	$18,376
Ratio of expenses to average net assets:[4]
Before expense waivers and reimbursement	0.99%	0.92%	0.95%	0.97%	0.91%	0.90%	0.90%	0.96%	0.95%	1.04%	1.27%
After expense waivers and reimbursement	0.64%	0.59%	0.60%	0.60%	0.59%	0.61%	0.83%	0.58%	0.32%	0.00%	0.00%
Ratio of net investment income to average net assets[4]	2.81%	1.81%	0.62%	0.46%	0.85%	1.92%	3.89%	2.79%	1.06%	1.17%	1.71%
Portfolio turnover rate	—	—	—	—	—	—	—	—	—	—	—

Notes to Financial Statements   June 30, 2006 (Unaudited)

1. Significant Accounting Policies

Atlas Funds, a Delaware business trust (the "Trust"), is an open-end investment management company registered under the Investment Company Act of 1940, as amended ("1940 Act"), offering seventeen portfolios. The Trust currently consists of the Atlas Balanced Fund, the Atlas Emerging Growth Fund, the Atlas Global Growth Fund, the Atlas Growth Opportunities Fund, the Atlas Independence Flagship Fund, the Atlas Independence Star Spangled Fund, the Atlas S&P 500 Index Fund, the Atlas Strategic Growth Fund, the Atlas Value Fund, the Atlas American Enterprise Bond Fund, the Atlas California Municipal Bond Fund, the Atlas Independence Eagle Bond Fund, the Atlas National Municipal Bond Fund, the Atlas Strategic Income Fund, the Atlas U.S. Government and Mortgage Securities Fund, the Atlas California Municipal Money Fund, and the Atlas Money Market Fund (individually, a "Fund", or collectively, the "Funds"). All Funds are diversified with the exception of the Atlas Independence Flagship Fund, the Atlas Independence Star Spangled Fund, the Atlas California Municipal Bond Fund, the Atlas Independence Eagle Bond Fund, and the Atlas California Municipal Money Fund, which are non-diversified.

The Atlas S&P 500 Index Fund is a "feeder" fund in a "master-feeder" structure. As such, the Fund invests all of its assets in a separate mutual fund known as the "Master Portfolio". The Master Portfolio, which has the same investment objective as the Atlas S&P 500 Index Fund, invests in the common stock of the individual securities that comprise the S&P 500 Index. The Fund's investment value in the Master Portfolio, which reflects the Fund's ownership in the net assets of the Master Portfolio, is 4.66% of the outstanding interests of the Master Portfolio. The Fund records daily its proportionate interest in the net investment income and realized and unrealized capital gains and losses of the Master Portfolio. The financial statements of the Master Portfolio, including the Schedule of Investments, are included in this report and should be read in conjunction with the financial statements of the Atlas S&P 500 Index Fund.

The investment objective of the Money and Bond Funds is to seek a high level of current income consistent with prudent investment management. The Money Funds seek short-term yields with liquidity and stability of principal. The Bond Funds seek higher long-term yields for investors who can accept price fluctuations. The Stock Funds seek a varying mix of long-term capital growth and current income for investors who can accept price fluctuations.

The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of their financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America for investment companies.

a.  Investment Valuation: Fixed-income securities are valued by pricing services approved by the Trustees. Fixed-income securities with an active market are valued at the "bid" price where such quotes are readily available from brokers and dealers and are representative of the actual market for such securities. For the securities for which market quotations are not readily available, approved pricing services provide values based on a computerized matrix system or appraisal, in each case based on information concerning market transactions and quotations from recognized securities dealers. The methods used by the pricing services are reviewed by the Trust officers under the general supervision of the Trustees.

Short-term securities have a remaining maturity of 13 months or less. Securities of Money Fund portfolios, which consist of short-term securities, have a weighted average maturity of 90 days or less. All of the short-term securities are valued at amortized cost, which approximates market value. If a Money Fund portfolio had a remaining weighted average maturity of greater than 90 days, the portfolios would be stated at value based on recorded closing sales prices on a national securities exchange or, in the absence of a recorded sale, at the closing bid price.

Equity securities listed or traded on an exchange are stated at the recorded closing sales price on the exchange, or lacking any sales on a particular day, the security is valued at the closing bid price on that day. Each security traded in the over-the-counter market (but not including securities reported on the NASDAQ Automated Quotation System) is valued at the bid price from a pricing service or broker. Each security reported on the NASDAQ Automated Quotation System is valued at the NASDAQ official closing price on the valuation date.

Investment securities (including restricted securities) for which market quotations are not readily available are priced at their fair value by Atlas Advisers, Inc., the investment adviser (the "Adviser") to the Funds. Foreign securities whose values have been materially affected by what the Adviser identifies as a significant event occurring before the Fund's assets are valued but after the close of their respective foreign exchanges will be fair valued. Fair value is determined by the Adviser in good faith using consistently applied procedures under the supervision of the Board of Trustees.

Investments of Atlas Independence Flagship Fund, Atlas Independence Star Spangled Fund, and Atlas Independence Eagle Bond Fund are valued at the net asset value of each underlying Atlas fund determined as of the close of regular trading on the New York Stock Exchange ("NYSE") (generally 4:00 p.m. Eastern time) on each day the NYSE is open.

b.  Redemption Fee: A redemption fee of 2% is applied to shares of the Atlas Global Growth Fund that are redeemed within 60 days of their purchase. Redemption fees are recorded by the Fund as paid-in-capital. For the six months ended June 30, 2006, the Fund received $20,897 in redemption fees. Such fees amount to less than $0.01 per share.

c.  Security Credit Risk: The Atlas Strategic Income Fund may invest any amount of its assets in higher yielding, lower-rated debt securities, including defaulted securities, which may be subject to a greater degree of credit risk, greater market fluctuations and risk of loss of income and principal than lower yielding, investment grade fixed income securities. The Atlas Global Growth Fund and the Atlas Emerging Growth Fund may also invest in such lower-rated securities, but only to a much more limited extent. As of June 30, 2006, the Atlas Strategic Income Fund held securities in default with an aggregate market value of $452,588, representing 0.14% of the Fund's net assets.

d.  Municipal Bonds or Notes with "Puts": The Funds have purchased municipal bonds or notes with the right to resell the bonds or notes to the seller at an agreed upon price or yield on a specified date or within a specified period (which will be prior to the maturity date of the bonds or notes). Such right to resell is commonly known as a "put". In determining the weighted average maturity of the Money Funds' portfolios, municipal bonds and notes with put options will be deemed to mature on the last day on which the put may be exercisable.

e.  Variable Rate Demand Notes: The Funds have invested in certain variable interest rate demand notes with maturities greater than 90 days but which are redeemable at specified intervals upon demand. For purposes of calculating the portfolio's weighted average maturity, the notes are generally assumed to mature on the interest reset date.

f.  Federal Income Taxes: It is the Trust's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its net investment and tax-exempt income, including any net realized gain on investments, to its shareholders. Accordingly, no provision for federal income or excise tax has been recorded.

g.  Security Transactions: Security transactions are recorded on the date securities are purchased or sold (trade date). Realized gains and losses on security transactions are determined on the basis of specific identification for both financial statement and federal income tax purposes.

h.  Allocation of Expenses, Income and Gains and Losses: Common expenses incurred by the Trust are allocated among the Funds based on the ratio of net assets of each Fund to the combined net assets. All other expenses are charged to each Fund as incurred on a specific identification basis.

i.  Investment Income, Expenses and Distributions: Interest income and estimated expenses are accrued daily. Discounts and premiums on securities purchased are amortized over the lives of the respective securities using the constant yield method. Interest on payment-in-kind debt securities is accrued as income at the coupon rate and a market adjustment is made at coupon payment date. Dividends are recorded on the ex-dividend

Notes to Financial Statements (continued)  June 30, 2006 (Unaudited)

date. Dividends-in-kind are recorded as income on the ex-dividend date at the current market value of the underlying security. The Money Funds and the Bond Funds declare dividends daily. Dividends are reinvested and paid monthly. The Stock Funds, with the exception of the Atlas Balanced Fund, which is on a quarterly schedule, declare, pay and reinvest dividends annually. For the Atlas Global Growth Fund, Emerging Growth Fund, Growth Opportunities Fund and Value Fund, income has been recorded net of foreign withholding taxes of $311,054, $760, $85,419 and $3,491 respectively, in the accompanying Statements of Operations. Distributions of capital gains, if any, are generally declared and paid once a year.

j.  To-Be-Announced Securities: The Funds may trade portfolio securities on a "to-be-announced" (TBA) basis. In a TBA transaction, the Fund has committed to purchasing or selling securities for which all specific information is not yet known at the time of the trade, particularly the pool number and face amount. Securities purchased on a TBA basis are not settled until they are delivered to the Fund, which generally occurs 15 to 45 days subsequent to purchase. TBA's are subject to market fluctuations and their current value is determined in the same manner as for other portfolio securities. Pursuant to regulation, a Fund will set aside sufficient investment securities as collateral to meet these commitments. TBA commitments as of June 30, 2006 amounted to $10,697,421, $13,258,800, and $94,541,822 for the Atlas American Enterprise Bond Fund, Strategic Income Fund, and the U.S. Government and Mortgage Securities Fund, respectively.

k.  Options: Premiums received from written call or put options, including swaptions, are recorded as a liability. The amount of the liability is subsequently adjusted to reflect the current market value of the option written. If the option is not exercised, premiums received are realized as a gain at expiration date. If the position is closed prior to expiration, a gain or loss is realized based on premiums received less the cost of the closing transaction. When an option is exercised, premiums received are added to the proceeds from the sale of the underlying securities and a gain or loss is realized accordingly.

l.  Forward Contracts: The Stock Funds and Atlas Strategic Income Fund may enter into forward foreign currency exchange contracts (forward contracts) to hedge specific transactions or portfolio positions and to protect the value of the portfolio against future changes in currency exchange rates. A forward contract is an obligation to purchase or sell a specific currency at an agreed upon future date at a price set on the day of the contract.

The valuation of forward contracts is based on the daily prices of the forward currency contract rates in the foreign exchange markets as provided by pricing services. Gains or losses are realized upon the closing or settlement of the forward transaction.

Securities are held in segregated accounts to cover net exposure on outstanding forward contracts. Unrealized appreciation or depreciation on forward contracts is reported in the Statement of Assets and Liabilities. Realized gains and losses are reported with all other foreign currency gains and losses in the Statements of Operations.

Credit and market risks are associated with forward contracts and represent the potential default of the counterparty to the contract as well as unanticipated movements in the value of a foreign currency relative to the U.S. dollar, respectively.

m.  Repurchase Agreements: The Funds may invest in repurchase agreements secured by U.S. Government obligations or by other securities. Securities pledged as collateral for repurchase agreements are held by the Funds' custodian bank until maturity of the repurchase agreements. Provisions of the agreements ensure that the market value of the collateral is sufficient in the event of default; however, in the event of default or bankruptcy by the other party to the agreements, realization and/or retention of the collateral may be subject to legal proceedings.

n.  Structured Notes: The Atlas Strategic Income Fund invests in foreign currency-linked structured notes whose market values and redemption prices are linked to foreign currency exchange rates. The Fund also invests in "index-linked" notes whose principal and/or interest payments depend on the performance of an underlying index. The structured notes are leveraged, which increases the volatility of each note's market value relative to the change in the underlying foreign currency exchange rate or underlying index. Fluctuations in value of these securities are recorded as unrealized gains and losses in the accompanying financial statements. The Fund records a realized gain or loss when a structured note is sold or matures. As of June 30, 2006, the market value of these securities comprised 15.23% of the Fund's net assets. The Fund also hedges a portion of the foreign currency exposure generated by these securities (See Note 7).

o.  Dollar Roll Transactions: The Atlas Balanced Fund, the Atlas U.S. Government and Mortgage Securities Fund, the Atlas Strategic Income Fund and the Atlas American Enterprise Bond Fund may engage in dollar reverse repurchase agreements ("dollar rolls"), which entail the simultaneous sale of mortgage-backed securities with an agreement to buy back similar (same type, coupon and maturity) but not identical mortgage-backed securities at a future date at a price less than the price at which the mortgage-backed securities were originally sold. These transactions are accounted for as sales and purchases. The differential in price between the sale price and repurchase price is recorded as realized gain (loss) on investments. Any associated fee income is recorded as ordinary income and amortized on a daily basis until settlement date. Pursuant to regulation, the Funds set aside sufficient investment securities as collateral to meet these commitments. Dollar roll transactions involve risk that the market value of the securities sold by the Funds may decline below the repurchase price of those securities.

p.  Foreign Currency Translation: Amounts denominated in or expected to settle in foreign currencies (FC) are translated into United States dollars at rates reported by selected pricing services on the following basis: market value of investments, other assets and liabilities—at the closing rate of exchange at the balance sheet date; purchases and sales of investment securities, income and expenses—at the rate of exchange prevailing on the respective dates such transactions are recorded.

The Funds do not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

q.  Securities Lending: The Atlas Balanced Fund, the Atlas Emerging Growth Fund, the Atlas Global Growth Fund, the Atlas Growth Opportunities Fund, the Atlas Strategic Growth Fund and the Atlas Value Fund may lend their securities to approved borrowers to earn additional income. The loans are collateralized at all times with cash or securities with a market value at least equal to the market value of the securities on loan. Income from securities lending, net of any fees paid to the approved borrowers or to the Fund's custodian bank which serves as the lending agent, is included in interest income on the Statement of Operations. For the period ended June 30, 2006, income from securities lending of $5,072, $1,278, $8,440, $2,200, $21 and $4,028 was earned by Atlas Balanced Fund, Atlas Emerging Growth Fund, Atlas Global Growth Fund, Atlas Growth Opportunities Fund, Atlas Strategic Growth Fund and Atlas Value Fund, respectively. As of June 30, 2006, the Atlas Balanced Fund, the Atlas Emerging Growth Fund, the Atlas Global Growth Fund, the Atlas Growth Opportunities Fund, the Atlas Strategic Growth Fund and the Atlas Value Fund had securities on loan with aggregate market values of $1,237,596, $3,772,504, $7,221,776, $5,745,056, $2,033,500 and $1,773,979, respectively. Although the risks associated with securities lending are mitigated by the collateral, a Fund could experience a delay in recovering its securities and a possible loss of income or value if the borrower fails to return them.

r.  Classification of Distributions to Shareholders: Net investment income (loss) and net realized gain (loss) may differ for financial statement and tax purposes. The character of distributions made during the year from net investment income or net realized gains may vary from the characterization for Federal income tax purposes. Also, due to timing of dividend distributions, the fiscal year in which distributions are made may differ from the fiscal year in which the income or realized gain was recorded by a Fund.

Notes to Financial Statements (continued)  June 30, 2006 (Unaudited)

Income distributions and capital gain distributions are determined in accordance with income tax regulations, which may differ from accounting principles generally accepted in the United States of America. These differences are primarily due to differing treatments of income and gains on various investment securities held by a Fund, timing differences, and differing characterization of distributions made by a Fund.

s.  Use of Estimates: The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires that management make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

2. Unrealized Appreciation/Depreciation—Tax Basis

As of June 30, 2006, each Fund had the following unrealized appreciation (depreciation) for federal income tax purposes (in 000's):

	Balanced Fund	Emerging Growth Fund	Global Growth Fund	Growth Opportunities Fund	Independence Flagship Fund	Independence Star Spangled Fund	Strategic Growth Fund	Value Fund
Unrealized appreciation	$2,941	$9,869	$83,681	$56,074	$5,422	$—	$10,940	$9,681
Unrealized depreciation	$(1,636)	$(1,371)	$(7,876)	$(13,866)	$(1,411)	$(234)	$(3,907)	$(6,584)
Net unrealized appreciation (depreciation)	$1,305	$8,498	$75,805	$42,208	$4,011	$(234)	$7,033	$3,097
Cost of securities for federal income tax purposes	$61,421	$95,560	$288,035	$360,256	$150,379	$7,458	$96,209	$121,278
	American Enterprise Bond Fund	California Municipal Bond Fund	Independence Eagle Bond Fund	National Municipal Bond Fund	Strategic Income Fund	U.S. Government and Mortgage Securities Fund	California Municipal Money Fund	Money Market Fund
Unrealized appreciation	$171	$11,985	$—	$3,771	$4,791	$1,002	$—	$—
Unrealized depreciation	$(1,287)	$(3,101)	$(243)	$(1,170)	$(10,784)	$(6,937)	$—	$—
Net unrealized appreciation (depreciation)	$(1,116)	$8,884	$(243)	$2,601	$(5,993)	$(5,935)	$—	$—
Cost of securities for federal income tax purposes	$54,525	$446,877	$15,429	$141,355	$301,881	$295,191	$49,396	$161,497

3. Fund Share Transactions

The following is a summary of Fund share transactions for the periods ended June 30, 2006 and December 31, 2005 (in 000's):

	Balanced Fund		Emerging Growth Fund		Global Growth Fund		Growth Opportunities Fund
	2006	2005	2006	2005	2006	2005	2006	2005
Sold	1,620	1,075	2,948	1,357	3,497	3,929	1,280	2,309
Issued as reinvestment of dividends	40	57	—	—	0	60	0	352
Redeemed	(545)	(763)	(654)	(941)	(1,845)	(1,940)	(1,728)	(2,595)
Net increase (decrease)	1,115	369	2,294	416	1,652	2,049	(448)	66
	Independence Flagship Fund		Independence Star Spangled Fund		S&P 500 Index Fund		Strategic Growth Fund
	2006	2005	2006	2005	2006	2005	2006	2005
Sold	5,446	4,808	708	80	1,138	3,669	2,352	745
Issued as reinvestment of dividends	0	149	—	—	—	163	—	—
Redeemed	(1,335)	(1,921)	(63)	0	(1,964)	(3,856)	(673)	(1,255)
Net increase (decrease)	4,111	3,036	645	80	(826)	(24)	1,679	(510)

	Value Fund		American Enterprise Bond Fund		California Municipal Bond Fund		Independence Eagle Bond Fund
	2006	2005	2006	2005	2006	2005	2006	2005
Sold	2,538	6,570	2,057	3,287	7,640	15,380	1,582	94
Issued as reinvestment of dividends	0	251	99	172	564	1,004	12	1
Redeemed	(1,319)	(1,051)	(2,151)	(2,357)	(5,703)	(8,398)	(107)	0
Net increase	1,219	5,770	5	1,102	2,501	7,986	1,487	95
	National Municipal Bond Fund		Strategic Income Fund		U.S. Government and Mortgage Securities Fund		California Municipal Money Fund
	2006	2005	2006	2005	2006	2005	2006	2005
Sold	2,486	6,173	13,948	23,592	1,931	3,805	27,467	60,463
Issued as reinvestment of dividends	173	330	1,214	2,606	387	829	621	804
Redeemed	(2,214)	(3,035)	(13,043)	(17,622)	(5,257)	(8,926)	(31,568)	(48,338)
Net increase (decrease)	445	3,468	2,119	8,576	(2,939)	(4,292)	(3,480)	12,929

	Money Market Fund
	2006	2005
Sold	161,501	181,879
Issued as reinvestment of dividends	2,606	1,905
Redeemed	(116,101)	123,217
Net increase	48,006	307,001

4. Purchases and Sales of Securities

Aggregate purchases and sales of securities (excluding short-term securities) for the six months ended June 30, 2006 were as follows (in 000's):

	Balanced Fund	Emerging Growth Fund	Global Growth Fund	Growth Opportunities Fund	Independence Flagship Fund	Independence Star Spangled Fund	Strategic Growth Fund	Value Fund
Purchases	$36,579	$114,153	$93,242	$172,812	$90,977	$8,534	$54,207	$37,768
Sales	$22,705	$72,899	$46,302	$184,334	$39,210	$1,839	$30,730	$20,875

	American Enterprise Bond Fund	California Municipal Bond Fund	Independence Eagle Bond Fund	National Municipal Bond Fund	Strategic Income Fund	U.S. Government and Mortgage Securities Fund
Purchases	$116,831	$56,394	$14,657	$16,033	$264,827	$686,188
Sales	$127,865	$11,165	$125	$10,263	$280,794	$736,241

5. Transactions With Affiliates and Related Parties

The Adviser provides portfolio management services to the Atlas Independence Flagship Fund, Atlas Independence Star Spangled Fund and Atlas Independence Eagle Bond Fund (collectively, the "Atlas Independence Portfolios"), and supervises the provision of similar services to the Atlas Municipal Funds and the Atlas Money Market Fund by Boston Safe Advisors, Inc.; to the Atlas Global Growth Fund, the Atlas Growth Opportunities Fund, the Atlas Strategic Income Fund, the Atlas U.S. Government and Mortgage Securities Fund, and the Atlas American Enterprise Bond Fund by OppenheimerFunds, Inc.; to the Atlas Balanced Fund by New York Life Investment Management LLC; to the Atlas Strategic Growth Fund by Renaissance Investment Management; to the Atlas Emerging Growth Fund by Turner Investment Partners; to the Atlas Value Fund by Hotchkis and Wiley Capital Management LLC (together, the "Subadvisers"); and to the Master Portfolio, in which the Atlas S&P 500 Index Fund invests, by Barclays Global Fund Advisors ("BGFA"). The Atlas S&P 500 Index Fund invests all of its assets in the Master Portfolio, a passively managed fund, which is advised by BGFA. Each Fund pays the Adviser a management fee for the investment management services, and the Adviser, in turn, pays the Subadvisers. In addition, the Atlas S&P 500 Index Fund pays directly to BGFA an annualized fee of .05% of its daily assets invested in the Master Portfolio. The management fee paid to the Adviser is based on an annual rate, equal to a percentage of each Fund's

Notes to Financial Statements (continued)  June 30, 2006 (Unaudited)

average daily net assets, and is paid monthly as follows: .50% of net assets up to $500 million and .475% of net assets over $500 million for the Money Funds; .55% of net assets up to $500 million and .50% of net assets over $500 million for the Atlas American Enterprise Bond Fund, Atlas California Municipal Bond Fund, Atlas National Municipal Bond Fund and Atlas U.S. Government and Mortgage Securities Fund; .70% of net assets up to $100 million, .60% of net assets of the next $400 million and .50% of net assets over $500 million for the Atlas Balanced Fund, Atlas Growth Opportunities Fund and Atlas Strategic Growth Fund; .75% of net assets up to $100 million, .70% of net assets of the next $400 million and .65% of net assets over $500 million for the Atlas Strategic Income Fund; .80% of net assets up to $100 million, .75% of net assets of the next $400 million and .70% of net assets over $500 million for the Atlas Emerging Growth Fund, the Atlas Global Growth Fund and Atlas Value Fund; and .25% of net assets up to $500 million and .23% of net assets over $500 million for the Atlas S&P 500 Index Fund and the Atlas Independence Portfolios. As of June 30, 2006, the following amounts were payable by the respective Funds to Atlas Advisers, Inc. for management services rendered: Atlas Balanced Fund, $35,615; Atlas Emerging Growth Fund, $67,967; Atlas Global Growth Fund, $228,035; Atlas Growth Opportunities Fund, $209,566; Atlas Independence Flagship Fund, $31,079; Atlas Independence Star Spangled Fund, $1,018; Atlas Strategic Growth Fund, $59,408; Atlas Value Fund, $80,809; Atlas California Municipal Bond Fund, $227,846; Atlas National Municipal Bond Fund, $73,086; Atlas Strategic Income Fund, $188,619; Atlas U.S. Government and Mortgage Securities Fund, $95,267; Atlas California Municipal Money Fund, $7,400; and Atlas Money Market Fund, $60,619.

Atlas Securities, Inc. (the "Distributor") acts as principal underwriter for shares of each Fund pursuant to a Principal Underwriting Agreement. The Distributor receives payments under a Distribution Plan (the "Plan") pursuant to Rule 12b-1 of the 1940 Act. Under the Plan, the Trust may reimburse the Distributor up to a maximum of .25% per year of average daily net assets in each Fund, payable on a monthly basis. As of June 30, 2006, the following amounts were payable by the respective Funds to the Distributor for Plan services rendered: Atlas Balanced Fund, $12,720; Atlas Emerging Growth Fund, $21,287; Atlas Global Growth Fund, $74,642; Atlas Growth Opportunities Fund, $83,894; Atlas S&P 500 Fund, $22,819; Atlas Strategic Growth Fund, $21,329; Atlas Value Fund, $25,567; Atlas American Enterprise Bond Fund, $10,395; Atlas California Municipal Bond Fund, $103,649; Atlas National Municipal Bond Fund, $33,221; Atlas Strategic Income Fund, $65,896; Atlas U.S. Government and Mortgage Securities Fund, $43,303; California Municipal Money Fund, $9,797 and Atlas Money Market Fund, $32,949.

The Atlas Independence Portfolios invest in specific no load Atlas Funds that have varied expense and fee levels. Due to the varying proportions owned of the underlying funds over time, the amount of fees and expenses incurred indirectly by the Atlas Independence Portfolios will vary.

Due to voluntary expense waivers in effect during the six months ended June 30, 2006, 12b-1 fees were assessed and paid to the Distributor at rates, varying by Fund, ranging from 0.00% to 0.25% per annum. 12b-1 fees due the Distributor were reduced in the aggregate amount of $62,763. Management fees due the Adviser were reduced in the aggregate by $355,922. The Adviser also absorbed $50,292 in the aggregate of other Fund expenses during the period.

The Adviser and Distributor are wholly owned subsidiaries of Golden West Financial Corporation. Certain officers and trustees of the Trust are also officers and/or directors of the Adviser and the Distributor.

As of June 30, 2006, Golden West Financial Corporation, together with the Adviser and Distributor, owned 115,723 shares in the Atlas Emerging Growth Fund; 35,851 shares in the Atlas Independence Flagship Fund; 15,103 shares in the Atlas Independence Star Spangled Fund; 1,000 shares in the Atlas S&P 500 Index Fund; 409,417 shares in the Atlas Value Fund; 82,790 shares in the Atlas American Enterprise Bond Fund; 15,505 shares in the Atlas Independence Eagle Bond Fund; and 5,934,569 shares in the Atlas Money Market Fund.

6. Concentrations of Credit and Other Risks

There are certain concentrations of credit risk, which may subject the Funds to the effect of economic changes occurring in certain industries or sectors. As of June 30, 2006:

The Atlas California Municipal Bond Fund and the California Municipal Money Fund have concentrations in California municipal securities.

The Atlas U.S. Government and Mortgage Securities Fund has a concentration in Fannie Mae and Freddie Mac securities.

The following Funds have industry concentrations greater than 10% of net assets:

The Atlas Balanced Fund has 15.52% in diversified financial services, 14.26% in insurance and 10.38% in banks.

The Atlas Global Growth Fund has 11.04% in telecommunications.

The Atlas Growth Opportunities Fund has 11.28% in diversified financial services.

The Atlas Value Fund has 14.97% in insurance.

The Atlas Money Market Fund has 23.12% in diversified financial services and 12.61% in municipal obligations.

The following Funds have sector concentrations greater than 10% of net assets:

The Atlas American Enterprise Bond Fund has 55.04% in Fannie Mae securities and 14.21% in Freddie Mac securities.

The California Municipal Bond Fund has 30.94% in general obligation bonds and 10.23% in leasing.

The Atlas National Municipal Bond Fund has 17.68% in education and 17.68% in general obligation bonds.

The Atlas California Municipal Money Fund has 17.96% in general obligation bonds, 17.36% in leasing, 14.53% in water and sewer and 13.99% in housing.

The Atlas Money Market Fund has 11.58% in housing.

7. Forward Contracts

As of June 30, 2006, the Atlas Strategic Income Fund had open foreign currency contracts as follows:

	Settlement Date	Contract Amount (000's)		Market Value as of 6/30/06	Unrealized Gain (Loss)
Contracts to Purchase:
Argentinian Peso	07/20/06	4,000	ARS	$1,293,309	$1,728
Australian Dollar	07/03/06-07/10/06	3,400	AUD	2,522,207	(31,516)
Brazilian Real	07/05/06-01/05/10	20,288	BRL	8,606,143	1,047,787
British Pound Sterling	08/07/06-12/27/06	1,930	GBP	3,571,260	125,252
Canadian Dollar	07/13/06-07/28/06	7,820	CAD	7,015,731	33,360
Chilean Peso	07/05/06-09/29/06	703,000	CLP	1,305,353	1,991
Chinese Yuan	07/03/06-07/06/06	21,000	CNY	2,626,871	(1,164)
Czech Republic Koruna	07/07/06	29,000	CZK	1,298,876	(22,507)
Euro Dollar	07/06/06-12/06/06	24,110	EUR	30,874,900	452,646
Hungarian Forint	07/03/06-07/10/06	550,000	HUF	2,482,791	(214,105)
Indian Rupee	07/05/06-07/10/06	239,000	INR	5,190,808	5,198
Japanese Yen	07/06/06-12/15/06	2,571,000	JPY	22,815,653	(125,387)
Malaysian Ringgit	11/16/06-11/17/06	2,720	MYR	745,856	(25,186)
Mexican Peso	07/03/06-07/25/06	39,050	MXN	3,473,118	12,105
New Zealand Dollar	07/10/06	2,100	NZD	1,278,967	(20,765)
Philippine Peso	07/05/06-07/20/06	138,000	PHP	2,602,290	2,923
Polish Zloty	07/19/06	5,260	PLN	1,651,579	(49,447)
Republic of Korea Won	08/02/06-09/05/06	1,668,000	KRW	1,782,917	11,959
South African Rand	07/03/06-09/26/06	28,480	ZAR	3,980,372	(109,683)
Swedish Krona	07/03/06-08/16/06	31,660	SEK	4,402,518	23,158
Swiss Franc	07/03/06-08/09/06	10,965	CHF	8,972,801	(73,296)
Taiwan Dollar	07/03/06-07/06/06	83,000	TWD	2,563,469	(36,581)
Thai Baht	07/03/06-07/17/06	148,000	THB	3,878,404	511
Turkish Lira	07/19/06-02/01/08	9,475	TRY	5,524,525	(125,041)
				$130,460,718	883,940

Notes to Financial Statements (continued)  June 30, 2006 (Unaudited)

	Settlement Date	Contract Amount (000's)		Market Value as of 6/30/06	Unrealized Gain (Loss)
Contracts to Sell:
Australian Dollar	07/03/06-08/22/06	7,090	AUD	$5,257,957	$87,953
Brazilian Real	07/05/06-10/31/06	9,215	BRL	4,186,931	(159,187)
British Pound Sterling	08/07/06-09/05/06	1,180	GBP	2,182,498	(111,593)
Canadian Dollar	07/13/06-08/17/06	9,470	CAD	8,496,264	539
Chilean Peso	07/05/06	195,000	CLP	362,083	(7,215)
Chinese Yuan	07/03/06-07/20/06	31,000	CNY	3,877,762	(2,185)
Czech Republic Koruna	07/07/06-07/20/06	58,000	CZK	2,599,284	18,567
Euro Dollar	07/06/06-12/06/06	28,880	EUR	36,979,241	(647,167)
Hungarian Forint	07/03/06-10/03/06	1,008,000	HUF	4,542,573	85,990
Indian Rupee	07/05/06-07/10/06	179,000	INR	3,887,744	(13,878)
Japanese Yen	07/20/06-11/30/06	1,240,000	JPY	10,944,383	55,757
Mexican Peso	07/03/06-07/10/06	29,000	MXN	2,579,268	(24,556)
New Zealand Dollar	07/10/06	2,100	NZD	1,278,967	39,896
Philippine Peso	07/05/06	69,000	PHP	1,301,150	(368)
Polish Zloty	07/19/06	5,260	PLN	1,651,579	49,846
Slovakian Koruna	10/03/06	31,000	SKK	1,032,635	(17,839)
South African Rand	07/03/06-09/26/06	28,480	ZAR	3,980,372	134,248
Swedish Krona	07/03/06-08/16/06	31,660	SEK	4,402,518	(18,245)
Swiss Franc	07/03/06-07/20/06	4,900	CHF	4,001,592	25,839
Taiwan Dollar	07/03/06-07/20/06	124,000	TWD	3,829,763	26,738
Thai Baht	07/03/06-07/10/06	99,000	THB	2,594,339	(16,539)
Turkish Lira	08/08/06-02/01/08	11,795	TRY	6,904,126	(142,883)
				$116,873,029	(636,282)
Net unrealized gain					$247,658

8. Futures Contracts

The Bond and Stock Funds may purchase and sell futures contracts for hedging their investments against changes in value, to manage cash flow, to enhance income, or as a temporary substitute for purchases or sales of actual securities. These Funds may also buy or write put or call options on these futures contracts.

The purpose of the acquisition or sale of a futures contract is to protect the involved Fund from adverse fluctuations in interest rates or in market or currency indices and the resulting negative valuation effect on the Fund investments without actually buying or selling securities.

Upon engaging in a futures contract, the Fund is required to deposit with the broker an amount of cash or securities equal to a certain percentage of the contract amount (initial margin). Subsequent payments (variation margins) to and from the Fund or the broker must be made daily as the price of the security or the currency rate underlying the futures contract fluctuates, making the long or short position in the futures contract more or less valuable. The Fund recognizes a realized gain or loss when the contract is closed or expires.

Securities held in collateralized accounts to cover initial margin requirements on open futures contracts are noted in the accompanying Statements of Investments in Securities and Net Assets. The Statements of Assets and Liabilities reflect a receivable or payable for the daily variation margin.

The risks associated with futures contracts and related options include the possibility of imperfect correlation between the price of the futures contract or option and the price of the securities or indices being hedged and the possible absence of a liquid secondary market for any particular instrument at any time.

As of June 30, 2006, the Atlas American Enterprise Bond Fund had open futures contracts as follows:

	Expiration Date	Number of Contracts	Market Value as of 6/30/2006	Unrealized Gain/(Loss)
Contracts to Purchase:
U.S. Long Bonds	09/06/06	39	$4,159,594	$(7,265)
U.S. Treasury Notes, 10 Yr.	09/06/06	14	1,468,031	(11,493)
			$5,627,625	(18,758)
Contracts to Sell:
U.S. Treasury Notes, 2 Yr.	09/06/06	35	$7,097,344	14,389
U.S. Treasury Notes, 5 Yr.	09/06/06	7	723,844	3,781
Euro-Bundesobligation, 10 Yr.	09/06/06	8	1,178,617	6,655
			$8,999,805	24,825
Net unrealized gain				$6,067

As of June 30, 2006, the Atlas California Municipal Bond Fund had open futures contracts as follows:

	Expiration Date	Number of Contracts	Market Value as of 6/30/2006	Unrealized Gain (Loss)
Contracts to Sell:
U.S. Long Bonds	09/06/06	55	$5,859,643	$(6,451)
As of June 30, 2006, the Atlas National Municipal Bond Fund had open futures contracts as follows:
	Expiration Date	Number of Contracts	Market Value as of 6/30/2006	Unrealized Gain (Loss)
Contracts to Sell:
U.S. Long Bonds	09/06/06	31	$1,919,813	$(1,969)
As of June 30, 2006, the Atlas Strategic Income Fund had open futures contracts as follows:
	Expiration Date	Number of Contracts	Market Value as of 6/30/2006	Unrealized Gain (Loss)
Contracts to Purchase:
Ibex 35 Index	09/06/06	2	$294,309	$18,664
Japan Government Mini Bonds, 10 Yr.	09/06/06	8	9,195,844	(58,848)
Euro-Bundesobligation	09/06/06	21	2,927,263	(9,658)
Japan Government Mini Bonds, 10 Yr.	09/06/06	7	804,636	(4,380)
SPI 200 Index	09/06/06	3	282,645	13,185
Nasdaq 100 Index	09/06/06	34	1,082,220	7,548
U.S. Long Bonds	09/06/06	113	12,052,156	(11,654)
S&P MIB Index	09/06/06	1	234,245	12,047
United Kingdom Long Gilt	09/06/06	1	201,209	(2,551)
Euro-Schatz	09/06/06	36	4,782,687	(6,438)
MSCI Taiwan Index	09/06/06	11	305,470	7,160
U.S. Treasury Notes, 10 Yr	09/06/06	40	4,194,375	3,023
			$36,357,059	(31,902)
Contracts to Sell:
CAC-40 10 Euro	09/06/06	10	$635,389	(45,683)
Nikkei 225 Index	09/06/06	10	1,354,230	7,860
Australian Bonds, 10 Yr.	09/06/06	15	1,130,750	13,038
Canadian Bonds, 10 Yr.	09/06/06	14	1,385,123	11,812
S&P 500 Emini	09/06/06	103	6,588,910	(66,435)
S&P TSE 60 Index	09/06/06	3	353,495	(20,124)
FTSE 100 Index	09/06/06	7	753,379	(33,749)
U.S. Treasury Notes, 2 Yr.	09/06/06	97	19,669,781	25,412
U.S. Treasury Notes, 5 Yr.	09/06/06	37	3,826,031	22,523
DAX Index	09/06/06	8	1,463,178	(93,132)
MSCI Sing Index	09/06/06	9	331,449	(10,997)
			$37,491,715	(189,475)
Net unrealized loss				$(221,377)

Notes to Financial Statements (continued)  June 30, 2006 (Unaudited)

As of June 30, 2006 the Atlas U.S. Government and Mortgage Securities Fund had open futures contracts as follows:

	Expiration Date	Number of Contracts	Market Value as of 06/30/2006	Unrealized Gain (Loss)
Contracts to Purchase:
U.S. Treasury Notes, 5 Yr.	09/06/06	36	$3,722,625	$(16,538)
Contracts to Sell:
U.S. Long Bonds	09/06/06	19	$2,026,469	(14,312)
U.S. Treasury Notes, 2 Yr.	09/06/06	348	70,567,875	225,638
U.S. Treasury Notes, 10 Yr.	09/06/06	204	21,391,313	64,639
			$93,985,657	275,965
Net unrealized gain				$259,427

9. Options Transactions

The Bond and Stock Funds may purchase and sell covered exchange listed put and call options on securities, indices and currencies. These options may be on debt securities, financial indices and foreign currencies (Bond Funds) and on stocks, stock and financial indices, foreign government securities or foreign currencies (Stock Funds).

The Bond and Stock Funds may sell put and covered call options for additional premium income, buy put options in an effort to protect the value of a security in its portfolio against decline in value and buy call options in an effort to protect against a price increase of securities or currencies it intends to purchase. The Bond and Stock Funds may also make offsetting transactions to close open positions.

The Bond and Stock Funds may write a put option as an alternative to purchasing a security. A put option gives the holder the right to sell the underlying security to the Fund at any time during the option period at a predetermined exercise price. Writing a call option obligates the Fund to sell or deliver the option's underlying security, in return for the strike price, upon exercise of the option.

The Bond Funds may write swaption contracts to manage exposure to fluctuations in interest rates and to enhance portfolio yield. Swaption contracts written by a fund represent an option that gives the purchaser the right, but not the obligation, to enter into a previously agreed upon swap contract on a future date. If a written call swap option is exercised, the writer will enter a swap and is obligated to pay the fixed rate and receive a floating rate in exchange. If a written put swaption is exercised, the writer will enter a swap and is obligated to pay the floating rate and receive a fixed rate in exchange. Swaptions are valued daily based on quotations from brokers.

Premiums received are recorded as a liability that is marked to the market daily to reflect the current value of the options. A Fund will realize a gain or loss upon the expiration or closing of the option transaction. When an option is exercised, the proceeds on sales for a written call option, the purchase cost for a written put option, or the cost of the security for a purchased put or call option is adjusted by the amount of the premium received or paid. If an option expires or is canceled in a closing transaction, the Fund will realize a gain or loss depending on whether the cost of the closing transaction, if any, is lesser than or greater than the premium originally received.

Securities designated to cover outstanding call options are noted in the Statements of Investments where applicable. Shares subject to call, expiration date, exercise price, premium received and market value are detailed in a footnote to the Statements of Investments. Options written are reported as a liability in the Statements of Assets and Liabilities. Gains and losses realized on option transactions are reported in the Statements of Operations.

The risk in writing a call option is that the Fund foregoes the opportunity to realize profit if the value of the underlying security increases and the option is exercised. The risk in writing a put option is that the Fund is exposed to a potential loss if the value of the underlying security declines and the option is exercised. Owning an option exposes the Fund to the risk of paying a premium whether the option is exercised or not. Additional risk exists if an illiquid secondary market does not allow for entering into a closing transaction. Entering into a swaption contract involves, to varying degrees, the elements of credit, market and interest rate risk associated with both option contracts and swap contracts.

Written option and swaption transactions in the Atlas Strategic Income Fund for the six months ended June 30, 2006 were as follows:

	Call Options		Put Options
	Number of Options/ Swaptions	Amount of Premiums	Number of Options/ Swaptions	Amount of Premiums
Options outstanding at December 31, 2005	3,350,000	$13,735	0	$0
Options written	3,964,600	38,731	0	0
Options closed or expired	(3,350,000)	(13,735)	0	0
Options exercised	0	0	0	0
Options outstanding at June 30, 2006	3,964,600[1]	$38,731	0	$0

1  Includes $3,800,000 notional amount of swaption contracts.

10. Illiquid and Restricted Securities

The Funds may invest in securities that are illiquid or restricted. Restricted securities are not registered under the Securities Act of 1933, are often acquired in private placements that may have legal or contractual restrictions preventing their ready disposition, or may be repurchase agreements or time deposits maturing in more than seven days. A security may also be considered illiquid if it lacks a readily available market or if its valuation has not changed for a certain period of time. No Fund will invest in illiquid or restricted assets if, immediately after such purchase, the value thereof would exceed 10% of its net assets. Certain restricted securities, eligible for resale to qualified institutional investors, are not subject to that limitation. As of June 30, 2006, the value of illiquid securities and the resulting percentage of net assets amounted to $250,774 or 0.07% in the Atlas Global Growth Fund and $15,644,215 or 4.92% in the Atlas Strategic Income Fund. Certain Funds own restricted securities that have been determined to be liquid. These securities are not included in the 10% limitation mentioned above and are identified in the Statements of Investments.

11. Swap Agreements

The Bond Funds may invest in swap agreements. A swap is an agreement to exchange the return generated by one instrument for the return generated by another instrument. A fund may enter into interest rate, total return, forward spread lock and credit default swap agreements to manage its exposure to interest rates and credit risk. Interest rate swap agreements involve the exchange by a fund with another party of their respective commitments to pay or receive interest, e.g., an exchange of floating rate payments for fixed rate payments with respect to a notional amount of principal. Total return swap agreements involve commitments to pay interest in exchange for a market linked return, both based on notional amounts. To the extent the total return of the security or index underlying the transaction exceeds or falls short of the offsetting interest rate obligation, a fund will receive a payment from or make a payment to the counterparty. Forward spread lock swap agreements involve commitments to pay or receive a settlement amount calculated as the difference between the swap spread and fixed spread, multiplied by the notional amount times the duration of the swap rate. The swap spread is the difference between the benchmark swap rate (market rate) and the specific Treasury rate. In a credit default swap, one party makes a stream of payments to another party in exchange for the right to receive a specified return in the event of a default by a third party, typically an emerging country, on its obligation. A fund may use credit default swaps to provide a measure of protection against defaults of sovereign issuers (i.e. to reduce risk where the fund owns or has exposure to the sovereign issuer) or to take an active long or short position with respect to the likelihood of a particular issuer's default. Swaps are valued daily based upon quotations from brokers. The change in value, if any, is recorded as unrealized gain or loss in the accompanying financial statements. Payments received or made at the end of the measurement period are recorded as an increase or decrease to income. Entering into these agreements involves, to varying degrees, elements of credit, market, and documentation risk. Such

Notes to Financial Statements (continued)  June 30, 2006 (Unaudited)

risks involve the possibility that there will be no liquid market for an agreement, that the counterparty to an agreement may default on its obligation to perform or disagree as to the meaning of contractual terms in the agreement, and that there may be an unfavorable change in interest rates.

As of June 30, 2006, the Atlas U.S. Government & Mortgage Securities Fund has the following open swap agreement:

Notional Amount		Expiration Date	Description	Net Unrealized Appreciation (Depreciation)
Total Return Swap
4,350,000	USD	12/1/06	Agreement with Deutsche Bank AG dated 5/25/06 to receive the notional amount multiplied by 0.416%
			and to pay the notional amount multiplied by the return on Lehman Brothers Investment Grade CMBS Index.	$7,092
Net unrealized gain				$7,092

As of June 30, 2006, the Atlas American Enterprise Bond Fund had the following open swap agreements:

Notional Amount		Expiration Date	Description	Net Unrealized Appreciation (Depreciation)
Credit Default Swaps
75,000	USD	6/20/11	Agreement with Morgan Stanley dated 04/18/06 to pay 0.67% per year times the notional amount. The Fund receives	$551
			payment of the notional amount upon default of Belo Corp., 8.00% due 6/20/11.
150,000	USD	6/20/11	Agreement with Morgan Stanley dated 4/20/06 to pay 0.675% per year times the notional amount. The Fund receives payment of the notional amount upon default of Belo Corp., 8.00% due 6/20/11.	465
135,000	USD	6/20/11	Agreement with Morgan Stanley dated 4/25/06 to pay 0.65% per year times the notional amount. The Fund receives payment of the notional amount upon default Belo Corp., 8.00% due 6/20/11.	260
160,000	USD	6/20/07	Agreement with Morgan Stanley dated 05/17/06 to receive 3.15% per year times the notional amount. The Fund pays the notional amount upon a default of GMAC, 6.875% due 6/20/07.	1,358
150,000	USD	6/20/11	Agreement with Morgan Stanley dated 5/19/06 to receive 0.40% per year times the notional amount. The Fund pays the notional amount upon a default of Countrywide Home Loan, 5.625% due 6/20/11.	(710)
95,000.	USD	6/20/11	Agreement with Morgan Stanley dated 5/22/06 to receive 0.42% per year times the notional amount. The Fund pays the notional amount upon a default of Countrywide Home Loan, 5.625% due 6/20/11.	(337)
115,000	USD	6/20/07	Agreement with Morgan Stanley dated 6/1/06 to receive 0.40% per year times the notional amount. The Fund pays the notional amount upon default of Hyundai Motor Co., 5.30% due 6/20/07.	(45)
80,000	USD	12/20/06	Agreement with Deutsche Bank AG dated 6/16/06 to receive 6.40% per year times the notional amount. The Fund pays the notional amount upon a default of General Motors Co., 7.125% due 12/20/06.	(821)
50,000	USD	12/20/06	Agreement with Deutsche Bank AG dated 6/20/06 to receive 6.40% per year times the notional amount. The Fund pays the notional amount upon default of General Motors Co., 7.125% due 12/20/06.	(739)
255,000	USD	9/20/11	Agreement with Morgan Stanley dated 6/22/06 to pay 0.445% per year times the notional amount. The Fund receives payment of the notional amount upon default of Federated Department Stores, 6.625% due 9/20/11.	(285)
255,000	USD	6/20/13	Agreement with Morgan Stanley dated 6/22/06 to receive 0.61% per year times the notional amount. The Fund pays the notional amount upon default of JC Penny Co., 8.00% due 6/20/13.	(344)
130,000	USD	9/20/09	Agreement with Deutsche Bank AG dated 6/22/06 to receive 2.00% per year times the notional amount. The Fund pays the notional amount upon default of Allied Waste NA, 7.375% due 9/20/09.	(609)
85,000	USD	6/20/07	Agreement with Deutsche Bank AG dated 6/23/06 to receive 2.30% per year times the notional amount. The Fund pays the notional amount upon default of GMAC, 6.875% due 6/20/07.	(214)
80,000	USD	9/20/06	Agreement with Deutsche Bank AG dated 6/21/06 to receive 2.00% per year times the notional amount. The Fund pays the notional amount upon default of Allied Waste NA, 7.375% due 9/20/06.	(379)
260,000	USD	9/20/11	Agreement with Morgan Stanley dated 6/21/06 to pay 0.79% per year times the notional amount. The Fund receives payment of the notional amount upon default of Arrow Electronics, 6.875% due 9/20/11.	164
260,000	USD	9/20/11	Agreement with Deutsche Bank AG dated 6/21/06 to pay 0.58% per year times the notional amount. The Fund receives payment of the notional amount upon default of Weyerhauser CP, 6.75% due 9/20/11.	17
130,000	USD	9/20/11	Agreement with Goldman Sachs dated 6/28/06 to pay 0.77% per year times the notional amount. The Fund receives payment of the notional amount upon default of Arrow Electronics, 6.875% due 9/20/11.	(39)
Net Unrealized Loss				$(1,707)

As of June 30, 2006, the Atlas Strategic Income Fund had the following open swap agreements:

Notional Amount		Expiration Date	Description	Net Unrealized Appreciation (Depreciation)
Credit Default Swaps
620,000	USD	1/20/12	Agreement with Citigroup Global Markets dated 1/14/06 to pay 0.65% per year times the notional amount.	$2,245
			The Fund receives payment of the notional amount upon default of United Mexican States, 7.50% due 4/08/33.
620,000	USD	1/20/12	Agreement with Citigroup Global Markets dated 1/14/06 to receive 0.65% per year times the notional amount. The Fund pays the notional amount upon default of Russian Federation, 5.00% due 3/31/30.	(2,714)
645,000	USD	12/20/15	Agreement with Citigroup Global Markets dated 12/07/05 to pay 0.40% per year times the notional amount. The Fund receives payment of the notional amount upon a default of the Republic of Hungary, 4.50% due 1/29/14.	(15,905)

Notional Amount		Expiration Date	Description	Net Unrealized Appreciation (Depreciation)
390,000	USD	7/3/06	Agreement with Goldman Sachs dated 4/25/06 to pay 1.30% per year times the notional amount.	$929
			The Fund receives payment of the notional amount upon a default of the Colombia Government International
			Bond, 10.375%, due 1/28/33.
305,000	USD	4/20/07	Agreement with Deutsche Bank AG dated 5/26/04 to receive 6 month USD-LIBOR-BBA+3.75% per year times the notional amount. The Fund pays the notional amount upon a default of OAO Gazprom, Term Loan due 4/16/09.	312,345
305,000	USD	10/20/07	Agreement with Deutsche Bank AG dated 5/25/04 to receive 6 month USD-LIBOR-BBA+4.00% per year times the notional amount. The Fund pays the notional amount upon a default of OAO Gazprom, Term Loan due 4/16/09.	317,500
640,000	USD	3/20/11	Agreement with Deutsche Bank AG dated 3/15/06 to pay 1.88% per year times the notional amount. The Fund receives payment of the notional amount upon default of Ukraine, 7.65% due 6/11/13 .	12,987
320,000	USD	10/9/13	Agreement with JP Morgan dated 10/9/03 to pay 2.40% per year times the notional amount. The Fund receives payment of the notional amount upon a default of Russian Federation, 2.50% due 3/31/30.	(28,631)
174,000	USD	10/20/10	Agreement with Morgan Stanley dated 10/01/05 to pay 1.65% per year times the notional amount. The Fund receives payment of the notional amount upon default of Ukraine, 7.65% due 6/11/13.	5,565
355,000	USD	1/20/11	Agreement with Morgan Stanley dated 1/11/06 to pay 1.77% per year times the notional amount. The Fund receives payment of the notional amount upon default of Ukraine, 7.65% due 6/11/13.	11,109
300,000	USD	3/20/11	Agreement with Morgan Stanley dated 3/17/06 to pay 1.68% per year times the notional amount. The Fund receives payment of the notional amount upon default of Republic of Indonesia, 6.75% due 3/10/14.	6,785
1,150,000	USD	3/24/13	Agreement with Morgan Stanley dated 5/03/06 to pay 0.25% per year times the notional amount. The Fund receives payment of the notional amount upon default of JPY Eurobonds, 2.755% due 6/28/35.	1,759
1,150,000	USD	3/24/13	Agreement with Morgan Stanley dated 3/03/2006 to pay 1.30% per year times the notional amount. The Fund receives payment of the notional amount upon default of Istanbul, 6.25% due 3/11/11.	(129,721)
535,000	USD	3/20/11	Agreement with Morgan Stanley dated 3/15/06 to pay 0.65% per year times the notional amount. The Fund receives payment of the notional amount upon default of United Mexican States, 7.50% due 4/8/33.	5,276
770,000	USD	9/20/15	Agreement with Morgan Stanley dated 5/25/06 to pay 4.85% per year times the notional amount. The Fund receives payment of the notional amount upon default of Republic of Phillipines, 10.625% due 9/20/15.	(65,998)
325,000	USD	9/20/12	Agreement with Morgan Stanley dated 6/28/06 to pay 2.30% per year times the notional amount. The Fund receives payment of the notional amount upon default of Republic of Indonesia, 6.75% due 3/10/14.	(41)
300,000	USD	6/20/11	Agreement with Morgan Stanley dated 3/22/06 to pay 1.67% per year times the notional amount. The Fund receives payment of the notional amount upon default of Indonesia, 6.75% due 3/10/14.	(8,450)
350,000	USD	8/20/15	Agreement with Morgan Stanley dated 7/29/05 to pay 3.70% per year times the notional amount. The Fund receives payment of the notional amount upon a default of Republic of Colombia, 10.375% due 1/28/33.	(21,080)
925,000	USD	3/20/16	Agreement with Morgan Stanley dated 2/27/06 to pay 2.98% per year times the notional amount. The Fund receives payment of the notional amount upon a default of Republic of the Phillipines, 10.63% due 3/16/25.	32,234
1,310,000	USD	9/20/15	Agreement with Deutsche Bank AG dated 11/30/05 to pay 3.69% per year times the notional amount. The Fund receives payment of the notional amount upon a default of Republic of the Philippines, 10.625% due 3/16/25.	(39,788)
505,000	USD	10/20/09	Agreement with UBS AG dated 10/15/04 to pay 4.5% per year times the notional amount. The Fund receives payment of the notional amount upon default of Republic of Brazil, 12.25% due 3/06/30.	(53,290)
640,000	USD	3/20/11	Agreement with UBS AG dated 3/14/06 to pay 1.84% per year times the notional amount. The Fund receives payment of the notional amount upon default of Republic of Ukraine, 7.65% due 6/11/13.	61,400
Interest Rate Swaps
460,000	PLN	3/24/10	Agreement with Citigroup Global Markets, Inc. dated 3/24/05 to receive the notional amount multiplied by 5.52% and to pay the notional amount multiplied by the 6 month Floating Rate PLN-WIBOR.	532
736,000	USD	3/24/10	Agreement with Citigroup Global Markets, Inc. dated 3/25/05 to receive the notional amount multiplied by 5.55% and to pay the notional amount multiplied by the 6 month Floating Rate PLN-WIBOR.	4,161
15,000,000	TWD	6/27/11	Agreement with Deutsche Bank AG, Inc. dated 6/26/06 to receive the notional amount multiplied by 7.18% and to pay the notional amount multiplied by INR-MIBOR-OIS-COMPOUND.	(244)
6,612,000	USD	5/13/15	Agreement with Deutsche Bank AG, Inc. dated 5/11/05 to receive the notional amount multiplied by 5.46% and to pay the notional amount multiplied by the 6 month Floating Rate USD-LIBOR-BBA.	7,713
3,573,240	USD	6/23/15	Agreement with Deutsche Bank AG, Inc. dated 6/21/05 to receive the notional amount multiplied by 5.25% and to pay the notional amount multiplied by 6 month Floating Rate LIBOR.	29,579
15,000,000	INR	6/27/11	Agreement with Deutsche Bank AG, Inc. dated 6/26/06 to receive the notional amount multiplied by 7.18% and to pay the notional amount multiplied by INR-MIBOR-OIS-COMPOUND.	(1,025)
1,230,000	PLN	7/1/10	Agreement with First Boston dated 7/01/05 to receive the notional amount multiplied by 4.48% and to pay the notional amount multiplied by the 6 month WIBOR.	(2,378)
3,270,000	MXN	7/9/15	Agreement with First Boston dated 7/21/05 to receive the notional amount multiplied by 10.00% and to pay the notional amount multiplied by the MXN-TIIE-FLT.	5,339
1,114,000	USD	1/2/07	Agreement with Goldman Sachs dated 3/17/05 to receive the notional amount multiplied by 18.00% and to pay the notional amount multiplied by the Brazil InterBank Deposit Rate.	10,501
572,970	USD	1/2/07	Agreement with Goldman Sachs dated 2/3/05 to receive the notional amount multiplied by 19.25% and to pay the notional amount multiplied by the Brazil Interbank Deposit Rate.	2,733
446,580	BRL	1/2/08	Agreement with Goldman Sachs dated 2/1/05 to receive the notional amount multiplied by 18.62% and to pay the notional amount multiplied by the Brazil Interbank Deposit Rate.	3,780
545,820	BRL	1/2/08	Agreement with Goldman Sachs dated 2/1/05 to receive the notional amount multiplied by 18.62% and to pay the notional amount multiplied by the Brazil Interbank Deposit Rate.	4,619

Notes to Financial Statements (continued)  June 30, 2006 (Unaudited)

Notional Amount		Expiration Date	Description	Net Unrealized Appreciation (Depreciation)
5,656,195	BRL	1/2/08	Agreement with Goldman Sachs dated 6/21/05 to receive the notional amount multiplied by 18.05%	$22,702
			and to pay the notional amount multiplied by the BRL floating BRR-CDI-COMPOUNDED.
925,006	BRL	1/2/08	Agreement with Goldman Sachs dated 4/14/05 to receive the notional amount multiplied by 19.20% and to pay the notional amount multiplied by the Brazil Interbank Deposit Rate.	1,312
7,770,000	USD	12/31/09	Agreement with Goldman Sachs dated 1/6/05 to receive the notional amount multiplied by 9.84% and to pay the notional amount multiplied by the Mexico 28 Day Interbank Rate (TIIE).	(56)
3,120,000	USD	1/30/15	Agreement with Goldman Sachs dated 2/11/05 to receive the notional amount multiplied by 10.22% and to pay the notional amount multiplied by the Mexico 28 Day Interbank Rate (TIIE).	137
1,500,000	USD	3/5/15	Agreement with Goldman Sachs dated 3/17/05 to receive the notional amount multiplied by 10.85% and to pay the notional amount multiplied by the Mexico 28 Day Interbank Rate (TIIE).	(233)
3,350,000	MXN	5/8/15	Agreement with Goldman Sachs dated 5/19/05 to receive the notional amount multiplied by 28 Day Floating MXN-TIIE-FX and to pay the notional amount multiplied by the 10.70%.	(382)
2,825,000	MXN	5/29/15	Agreement with Goldman Sachs dated 6/10/05 to receive the notional amount multiplied by the MXN floating MXN-TIIE-FX and to pay the notional amount multiplied by 10.43%.	(449)
2,825,000	MXN	6/1/15	Agreement with Goldman Sachs dated 6/13/05 to receive the notional amount multiplied by 10.30% and to pay the notional amount multiplied by the 28 day floating MXN-TIIE-BANXICO.	(372)
2,840,000	MXN	6/4/15	Agreement with Goldman Sachs dated 6/16/05 to receive the notional amount multiplied by 10.29% and to pay the notional amount multiplied by the MXN floating MXN-TIIE-FX.	(311)
1,630,000	MXN	6/24/15	Agreement with Goldman Sachs dated 7/6/05 to receive the notional amount multiplied by 10.00% and to pay the notional amount multiplied by the 28 day MXN-TIIE-BANXICO.	(249)
1,400,000	MXN	2/5/16	Agreement with Goldman Sachs dated 2/17/06 to receive the notional amount multiplied by 8.70% and to pay the notional amount multiplied by the MXN-TIIE-BANXICO.	(112)
1,950,000	MXN	8/31/20	Agreement with Goldman Sachs dated 9/20/05 to receive the notional amount multiplied by 9.41% and to pay the notional amount multiplied by the 28 day MXN-TIIE-BANXICO.	(793)
5,900,000	MXN	8/26/25	Agreement with Goldman Sachs dated 9/20/05 to receive the notional amount multiplied by 9.51% and to pay the notional amount multiplied by the 28 day MXN-TIIE-BANXICO.	(2,433)
3,600,000	MXN	8/28/25	Agreement with Goldman Sachs dated 9/22/05 to receive the notional amount multiplied by 9.50% and to pay the notional amount multiplied by the 28 day MXN-TIIE-BANXICO.	(1,476)
8,090,000	ZAR	6/23/08	Agreement with JP Morgan dated 6/21/06 to receive the notional amount multiplied by 8.29% and to pay the notional amount multiplied by the ZAR-JIBAR-SAFEX.	13,456
1,655,000	NZD	6/29/16	Agreement with Westpac dated 6/26/06 to receive the notional amount multiplied by 6.75% and to pay the notional amount multiplied by the rate on New Zealand 10 Year Treasury Bonds.	41
3,200,000	MXN	8/17/15	Agreement with JP Morgan dated 8/30/05 to receive the notional amount multiplied by 9.76% and to pay the notional amount multiplied by the 28 day MXN-TIIE-BANXICO.	1,518
1,640,000	PLN	7/4/10	Agreement with Lehman Brothers dated 7/4/05 to receive the notional amount multiplied by 4.53% and to pay the notional amount multiplied by the 6 month WIBOR.	(11,331)
2,530,000	GBP	5/21/09	Agreement with Lehman Brothers dated 5/21/2007 to receive the notional amount multiplied by 5.25% and to pay the notional amount multiplied by the GBP-LIBOR-BBA.	2,636
3,230,000	MXN	7/9/15	Agreement with Lehman Brothers dated 7/21/05 to receive the notional amount multiplied by 9.99% and to pay the notional amount multiplied by the MXN-TIIE-FLT.	(6,518)
1,225,000	BRL	1/2/07	Agreement with Morgan Stanley dated 7/7/05 to receive the notional amount multiplied by 17.85% and to pay the notional amount multiplied by the Brazil Interbank Deposit Rate.	18,240
597,007	BRL	1/2/08	Agreement with Morgan Stanley dated 2/24/05 to receive the notional amount multiplied by 18.10% and to pay the notional amount multiplied by the Brazil Interbank Deposit Rate.	7,613
196,000,000	JPY	10/5/08	Agreement with Morgan Stanley dated 10/5/05 to receive the notional amount multiplied by 0.00% and to pay the notional amount multiplied by 6 month Floating Rate JPY-LIBOR-BBA.	(14,301)
58,000,000	JPY	10/5/13	Agreement with Morgan Stanley dated 10/5/05 to pay the notional amount multiplied by 0.00% and to receive the notional amount multiplied by 6 month Floating Rate JPY-LIBOR-BBA.	14,492
18,070,000	NOK	2/6/12	Agreement with UBS AG dated 2/06/06 to pay 3.34% per year times the notional amount and to receive the notional amount multiplied by the 6 month Floating Rate NOK-NIBOR-NIBR.	20,780
Total Return Swaps
540,000	USD	12/1/06	Agreement with Deutsche Bank AG dated 5/25/06 to receive the notional amount multiplied by 0.39% and to pay the notional amount multiplied by the monthly CMBS Index Spread.	895
3,464,870	USD	1/14/15	Agreement with Goldman Sachs dated 1/14/05 to receive the notional amount multiplied by 5.1% and to pay the notional amount multiplied by the 6 month Floating Rate USD-LIBOR-BBA.	(600) (3,914)
3,487,500	USD	1/20/15	Agreement with Goldman Sachs dated 1/20/05 to receive the notional amount multiplied by 5.08% and to pay the notional amount multiplied by the 6 month Floating Rate USD-LIBOR-BBA.
610,000	USD	12/1/06	Agreement with Lehman Brothers dated 5/24/06 to receive the notional amount multiplied by 0.39% and to pay the notional amount multiplied by the monthly CMBS Index Spread.	1,038
Net unrealized gain				$531,156

Portfolio Proxy Voting Policies and Procedures  (Unaudited)

A description of the Trust's Portfolio Proxy Voting Policies and Procedures and information regarding the Trust's proxy voting record for the most recent twelve month period ended June 30, 2006 are available (i) without charge, upon request, by calling the Trust at 1-800-933-2852, and (ii) from the SEC's website at www.sec.gov.

Availability of Quarterly Portfolio Schedule

The Trust files a complete schedule of its portfolio holdings with the SEC for the first and third quarters of its fiscal year on Form N-Q. The Form N-Q is available (i) without charge, upon request, by calling the Trust at 1-800-933-2852; (ii) from the SEC's website at www.sec.gov; and (iii) may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. (phone 1-800-SEC-0330 for information on the operation of the SEC's Public Reference Room).

Board of Trustees—Considerations In Approving Investment
Sub-Advisory Agreements

Atlas Dual Focus Fund (formerly Atlas Balanced Fund)

At a meeting held on May 11, 2006, the Board of Trustees (the "Board") of the Atlas Funds (the "Trust") approved an investment sub-advisory agreement (the "FAM Sub-Advisory Agreement") between Atlas Advisers, Inc. ("Atlas Advisers") and Fund Asset Management, L.P. ("FAM") as the new sub-adviser to the Atlas Dual Focus Fund (formerly Atlas Balanced Fund), effective July 31, 2006. FAM is an indirect wholly owned subsidiary of Merrill Lynch & Co., Inc. and an affiliate of Merrill Lynch Investment Managers L.P. ("MLIM"). Prior to the retention of FAM, New York Life Investment Management LLC ("NYLIM") under the terms of a sub-advisory agreement managed the Atlas Balanced Fund.

In making its determination to engage FAM, the Board reviewed information relating to the management style and past performance record of FAM. The Board was provided with, among other things, materials that described: (i) the nature, extent and quality of the services to be provided by FAM; (ii) the investment performance of the Fund and a comparable fund currently advised by FAM; (iii) the costs of the services to be provided, comparison of fees and profits to be realized by FAM and its affiliates from the relationship with the Fund; (iv) the extent to which economies of scale would be realized as the Fund grows and the fee levels which reflected these economies of scale for the benefit of fund investors; and (v) comparisons of the services to be rendered by FAM to those of other prospective sub-advisers.

Nature, Extent and Quality of Services

The Board noted that MLIM planned to provide a team of investment professionals to manage the Atlas Dual Focus Fund. The team is overseen by Robert M. Shearer, a Senior Portfolio Manager with 21 years of investment experience. In managing the Fund, FAM intends to invest at least 80% of the portfolio in dividend-paying stocks. The strategy is based on the belief that dividend-paying stocks will often provide attractive long-term total return and greater price stability during periods of downward movements in market prices than stocks that do not pay dividends. The Board noted that this strategy differs from the one employed by NYLIM, which had primarily invested in a combination of stocks and bonds with income generated through bonds rather than dividend-paying stocks. The Board found that this change in investment strategy was appropriate and could potentially position the Fund to provide more competitive returns.

Investment Performance of the Fund and a Similarly Managed Portfolio

The Board reviewed the performance of the Atlas Balanced Fund, for the one-, three- and five-year periods ended January 31, 2006. For those periods, the annualized total return for the Atlas Balanced Fund was 7.53%, 10.33%, and -0.18%,

Board of Trustees—Considerations In Approving Investment
Sub-Advisory Agreements (continued)  (Unaudited)

respectively. For each such period, the Fund trailed the Standard & Poor's 500 and the relevant Lipper category. Next, the Board compared the Fund's performance with the performance of each sub-adviser finalist's equity income strategy portfolio (including separate accounts and mutual funds), as compared to their Lipper peer group average. The Board noted that FAM had placed in the top decile of its Lipper peer group for the one- and three-year periods and the top quartile for the five-year period, even when a comparable expense ratio was applied.

Costs of Services, Comparison of Fees and Profits to be Realized

The Board noted that Atlas Advisers will pay FAM a fee at an annual rate of 0.35% on daily net assets. The Board noted that this fee was the same as the prior sub-advisory contract up to $100 million in assets, and slightly higher for assets over $100 million. The Board also reviewed the current advisory fee for a similar fund that is managed by FAM and noted that the Balanced Fund's advisory fee would be 10 basis points lower at a comparable asset level. Because Atlas Advisers pays the sub-advisory fees out of its own fees received from the Fund, there is no "duplication" of advisory fees paid. The Board noted that there will be no increase in advisory fees to the Fund and its shareholders in connection with the retention of FAM.

The Board also reviewed information regarding the financial condition and expected profitability of FAM under the FAM Sub-Advisory Agreement as well as compensation paid to its portfolio managers. In addition, the Board reviewed the impact to Atlas Advisers' pre-tax profits as a result of FAM sub-advising the Fund. Under the new sub-advisory arrangement, Atlas Advisers expected its profit for advising the Fund to remain the same at the current asset level and decline for assets over $100 million.

After such review, the Board determined that the profitability rates to FAM and Atlas Advisers, were fair and reasonable in consideration of the services each provides to the Fund.

Economies of Scale for Benefit of Fund Shareholders

The Board considered the benefit to the Fund's shareholders of economies of scale. Under the Advisory Agreement, for average net assets up to $100 million, the management fee is 0.70% and will decrease to 0.60% for average net assets over $100 million. The management fee will further decrease to 0.50% if average net assets in the Fund exceed $500 million. As assets increase, this economy of scale would benefit shareholders of the Fund. The FAM Sub-Advisory Agreement will not affect this arrangement.

Comparisons of Services

As part of its sub-adviser selection process for the Atlas Dual Focus Fund, the Board focused its search on equity income portfolios within mutual fund and institutional managers' databases. This list was pared by eliminating funds that performed below the median for the trailing three- and five-year periods and those with managers in place for less than three years. The list was further reduced by eliminating firms that managed less than $50 million and those that were closed to new investors. The Board wanted to measure each firm's overall strength by soliciting information regarding company structure, personnel, turnover, investment philosophy and strategy, as well as each organization's commitment to compliance.

The Board noted that FAM had a performance record in the top decile of its Lipper peer group for the one- and three-year period and the top quartile for the five-year period (through January 31, 2006), even when a comparable expense ratio was applied. The Board also considered the gross and net dividend yields of the two finalists as well as the Fund, the Lipper category average and the Standard & Poor's 500. Dividend yield represents the actual distribution rate received by the shareholder. Because the primary investment objective of the Fund is to provide current income, shareholders will typically benefit as dividend yield increases. The Board also considered MLIM's strong reputation in the industry and the impressive performance history of the Merrill Lynch Equity Dividend Fund and further noted that as a result of MLIM's recent announcement of its anticipated merger with BlackRock, Inc., the new company will be one of the world's largest asset management firms with nearly $1 trillion in assets under management.

No single factor was determinative of the Board's decision to approve the FAM Sub-Advisory Agreement, but rather the Board based its decision on the total mix of information available to it. After considering the information provided to the Board and described above, the Board determined that the terms of the FAM Sub-Advisory Agreement were fair and reasonable to the Fund, that the Fund's shareholders will receive reasonable value in return for the advisory and sub-advisory fees paid, and that engaging FAM to provide sub-advisory services to the Fund was in the best interest of the Fund and its shareholders. The Board, including the Independent Trustees, therefore unanimously approved the FAM Sub-Advisory Agreement.

Atlas Value Fund

At a meeting held on May 11, 2006, the Board also approved the FAM Sub-Advisory Agreement between Atlas Advisers and FAM as the sub-adviser to the Atlas Value Fund, effective July 31, 2006. Previously, Hotchkis and Wiley Capital Management LLC ("HWCM") provided the day-to-day management of the Fund's portfolio.

In making its determination to engage FAM, the Board reviewed information relating to the management style and past performance record of FAM. The Board was provided with, among other things, materials that described: (i) the nature, extent and quality of the services to be provided by FAM; (ii) the investment performance of the Fund and a similarly managed portfolio currently advised by FAM; (iii) the costs of the services to be provided, comparison of fees and profits to be realized by FAM and its affiliates from the relationship with the Fund; (iv) the extent to which economies of scale would be realized as the Fund grows and the fee levels which reflected these economies of scale for the benefit of fund investors; and (v) comparisons of the services to be rendered by FAM to those of other prospective sub-advisers.

Nature, Extent and Quality of Services

The Board noted that MLIM also planned to provide a team of investment professionals to manage the Atlas Value Fund. This management team is overseen by Robert C. Doll, Jr., President and CIO of MLIM with 25 years of investment experience. Dan Hanson, Tasos Bouloutas and Gregory Brunk are additional members of the team and have 11 years, 11 years and 13 years of investment experience, respectively. In managing the Fund, FAM seeks to invest primarily in a diversified portfolio of equity securities of large-cap companies located in the U.S. and to achieve superior long-term performance relative to the Russell 1000 Value Index. MLIM believes in a disciplined process that attempts to identify well-managed companies, with good earnings growth rates, selling at reasonable valuations.

Investment Performance of the Fund and a Similarly Managed Portfolio

The Board reviewed the performance of the Atlas Value Fund, for the one- and three-year periods ended December 31, 2005. For those periods, the annualized total return for the Atlas Value Fund was 11.04% and 16.20%, respectively. The Board compared the Fund's performance with the performance of each sub-adviser finalist's large cap value strategy portfolio (including separate accounts and mutual funds), as compared to their Lipper peer group average. The Board noted that FAM had the best performance record over the one-, three- and five-year periods ended December 31, 2005 and when compared to the total Lipper peer group average placed in the top percentile of the one-year period and in the second percentile for the three- and five-year periods, even when a comparable expense ratio was applied.

Board of Trustees—Considerations In Approving Investment
Sub-Advisory Agreements (continued)  (Unaudited)

Costs of Services, Comparison of Fees and Profits to be Realized

The Board noted that Atlas Advisers will pay FAM a fee at an annual rate of 0.45% on the first $75 million of daily net assets, 0.40% on net assets of $75 million up to $300 million, and 0.375% on net assets above $300 million. The Board noted that this fee was the same as the prior sub-advisory contract for the first $75 million, but was slightly lower at asset levels above $75 million. Because Atlas Advisers pays the sub-advisory fees out of its own fees received from the Fund, there is no "duplication" of advisory fees paid. The Board noted that there will be no increase in advisory fees to the Fund and its shareholders in connection with the retention of FAM.

The Board also reviewed information regarding the financial condition and expected profitability of FAM under the FAM Sub-Advisory Agreement as well as compensation paid to its portfolio managers. In addition, the Board reviewed the impact to Atlas Advisers' pre-tax profits as a result of FAM sub-advising the Fund. Under the new sub-advisory arrangement, Atlas Advisers expected its profit for advising the Fund to increase slightly but remain reasonable.

After such review, the Board determined that the profitability rates to FAM and Atlas Advisers were fair and reasonable in consideration of the services each provides to the Fund.

Economies of Scale for Benefit of Fund Shareholders

The Board considered the benefit to Fund shareholders of economies of scale. Under the Advisory Agreement, for average net assets up to $100 million, the management fee is 0.80% and will decrease to 0.75% for average net assets over $100 million. The management fee will further decrease to 0.70% if average net assets in the Fund exceed $500 million. As assets increase, this economy of scale would benefit shareholders of the Fund. The FAM Sub-Advisory Agreement will not affect this arrangement.

Comparisons of Services

As part of its sub-adviser selection process for the Atlas Value Fund, the Board focused its search on large cap value portfolios within mutual fund and institutional managers' databases. The Board wanted to measure each firm's overall strength by soliciting information regarding company structure, personnel, turnover, investment philosophy and strategy, as well as each organization's commitment to compliance.

The Board noted that FAM had the best performance record over the one-, three- and five-year periods ended December 31, 2005 and when compared to the total Lipper peer group average places in the top percentile of the one-year period and in the second percentile for the three- and five-year periods, even when a comparable expense ratio was applied. The Board also considered the calendar year returns and noted that the Merrill Lynch Large Cap Value Fund had the best performance record over the last four calendar years. Finally, the Board considered MLIM's strong reputation in the industry and again noted that as a result of MLIM's recent announcement of its anticipated merger with BlackRock, Inc., the new company will be one of the world's largest asset management firms with nearly $1 trillion in assets under management.

No single factor was determinative of the Board's decision to approve the FAM Sub-Advisory Agreement, but rather the Board based its decision on the total mix of information available to it. After considering the information provided to the Board and described above, the Board determined that the terms of the FAM Sub-Advisory Agreement were fair and reasonable to the Fund, that the Fund's shareholders will receive reasonable value in return for the advisory and sub-advisory fees paid, and that engaging FAM to provide sub-advisory services to the Fund was in the best interest of the Fund and its shareholders. The Board, including the Independent Trustees, therefore unanimously approved the FAM Sub-Advisory Agreement.

S&P 500 Index Master Portfolio
Schedule of Investments  June 30, 2006 (unaudited)

Security	Shares	Value
Common Stocks - 98.96%
Advertising - 0.16%
Interpublic Group of Companies Inc. (1)(2)	89,559	$747,817
Omnicom Group Inc.	35,220	3,137,750
		3,885,567
Aerospace & Defense - 2.13%
Boeing Co. (The)	165,045	13,518,836
General Dynamics Corp.	83,330	5,454,782
Goodrich (B.F.) Co. (2)	25,866	1,042,141
L-3 Communications Holdings Inc.	25,123	1,894,777
Lockheed Martin Corp.	73,105	5,244,553
Northrop Grumman Corp.	70,963	4,545,890
Raytheon Co.	92,106	4,105,164
Rockwell Collins Inc. (2)	35,239	1,968,803
United Technologies Corp.	208,658	13,233,090
		51,008,036
Agriculture - 1.90%
Altria Group Inc.	431,011	31,649,138
Archer-Daniels-Midland Co.	135,094	5,576,680
Monsanto Co.	55,855	4,702,432
Reynolds American Inc. (2)	17,679	2,038,389
UST Inc. (2)	33,325	1,505,957
		45,472,596
Airlines - 0.10%
Southwest Airlines Co.	145,449	2,381,000
		2,381,000
Apparel - 0.35%
Coach Inc. (1)	79,475	2,376,302
Jones Apparel Group Inc.	23,493	746,842
Liz Claiborne Inc. (2)	21,780	807,167
Nike Inc. Class B	38,974	3,156,894
VF Corp. (2)	18,209	1,236,755
		8,323,960
Auto Manufacturers - 0.39%
Ford Motor Co. (2)	387,290	2,683,920
General Motors Corp. (2)	116,755	3,478,131
Navistar International Corp. (1)	12,553	308,929
PACCAR Inc. (2)	34,474	2,839,968
		9,310,948
Auto Parts & Equipment - 0.16%
Cooper Tire & Rubber Co. (2)	13,285	147,995
Goodyear Tire & Rubber Co. (The) (1)	36,965	410,311
Johnson Controls Inc. (2)	40,248	3,309,191
		3,867,497
Banks - 6.68%
AmSouth Bancorp	71,855	1,900,565
Bank of America Corp.	941,947	45,307,651
Bank of New York Co. Inc. (The)	159,313	5,129,879
BB&T Corp.	113,539	4,722,087
Comerica Inc.	33,536	1,743,537
Commerce Bancorp Inc. (2)	38,261	1,364,770
Compass Bancshares Inc. (2)	26,443	1,470,231
Fifth Third Bancorp (2)	114,880	4,244,816
First Horizon National Corp. (2)	25,250	1,015,050
Huntington Bancshares Inc.	50,649	1,194,303

Security	Shares	Value
Banks (continued)
KeyCorp	83,443	$2,977,246
M&T Bank Corp. (2)	16,271	1,918,676
Marshall & Ilsley Corp.	46,399	2,122,290
Mellon Financial Corp.	85,370	2,939,289
National City Corp. (2)	111,983	4,052,665
North Fork Bancorp Inc.	96,034	2,897,346
Northern Trust Corp.	38,396	2,123,299
PNC Financial Services Group	61,103	4,287,598
Regions Financial Corp.	94,130	3,117,586
State Street Corp. (2)	68,608	3,985,439
SunTrust Banks Inc.	75,063	5,724,304
Synovus Financial Corp. (2)	66,294	1,775,353
U.S. Bancorp	367,397	11,345,219
Wachovia Corp. (2)	332,013	17,955,263
Wells Fargo & Co.	346,774	23,261,600
Zions Bancorporation	21,792	1,698,468
		160,274,530
Beverages - 2.13%
Anheuser-Busch Companies Inc. (2)	159,522	7,272,608
Brown-Forman Corp. Class B (2)	17,051	1,218,294
Coca-Cola Co. (The)	423,047	18,199,482
Coca-Cola Enterprises Inc.	62,187	1,266,749
Constellation Brands Inc. (1)(2)	41,404	1,035,100
Molson Coors Brewing Co. Class B (2)	11,740	796,911
Pepsi Bottling Group Inc.	27,765	892,645
PepsiCo Inc.	341,093	20,479,224
		51,161,013
Biotechnology - 1.02%
Amgen Inc. (1)	243,406	15,877,373
Biogen Idec Inc. (1)	70,985	3,288,735
Genzyme Corp. (1)(2)	53,745	3,281,132
MedImmune Inc. (1)(2)	51,104	1,384,918
Millipore Corp. (1)	10,926	688,229
		24,520,387
Building Materials - 0.23%
American Standard Companies Inc. (2)	36,466	1,577,884
Masco Corp.	82,003	2,430,569
Vulcan Materials Co. (2)	20,839	1,625,442
		5,633,895
Chemicals - 1.35%
Air Products & Chemicals Inc. (2)	46,279	2,958,154
Ashland Inc. (2)	14,617	974,954
Dow Chemical Co. (The) (2)	198,517	7,748,119
Du Pont (E.I.) de Nemours and Co. (2)	190,169	7,911,030
Eastman Chemical Co.	16,647	898,938
Ecolab Inc. (2)	37,914	1,538,550
Hercules Inc. (1)(2)	23,272	355,131
International Flavors & Fragrances Inc. (2)	16,021	564,580
PPG Industries Inc. (2)	34,186	2,256,276
Praxair Inc.	66,704	3,602,016
Rohm & Haas Co.	30,156	1,511,419
Sherwin-Williams Co. (The)	22,974	1,090,806
Sigma-Aldrich Corp.	13,896	1,009,405
		32,419,378
Coal - 0.07%
CONSOL Energy Inc.	37,790	1,765,549
		1,765,549

S&P 500 Index Master Portfolio
Schedule of Investments  June 30, 2006 (unaudited)

(continued)

Security	Shares	Value
Commercial Services - 0.80%
Apollo Group Inc. Class A (1)	28,759	$1,485,978
Block (H & R) Inc. (2)	68,135	1,625,701
Cendant Corp.	206,489	3,363,706
Convergys Corp. (1)	29,374	572,793
Donnelley (R.R.) & Sons Co.	44,211	1,412,541
Equifax Inc.	26,630	914,474
McKesson Corp.	62,784	2,968,428
Moody's Corp.	50,429	2,746,363
Paychex Inc.	68,817	2,682,487
Robert Half International Inc.	35,286	1,482,012
		19,254,483
Computers - 3.60%
Affiliated Computer Services Inc. Class A (1)	24,722	1,275,902
Apple Computer Inc. (1)	175,559	10,027,930
Computer Sciences Corp. (1)	38,687	1,873,998
Dell Inc. (1)	468,898	11,445,800
Electronic Data Systems Corp.	107,021	2,574,925
EMC Corp. (1)	488,111	5,354,578
Gateway Inc. (1)	51,610	98,059
Hewlett-Packard Co.	575,799	18,241,312
International Business Machines Corp. (2)	320,019	24,583,860
Lexmark International Inc. (1)	21,532	1,202,132
NCR Corp. (1)	37,708	1,381,621
Network Appliance Inc. (1)(2)	77,062	2,720,289
SanDisk Corp. (1)	40,117	2,045,165
Sun Microsystems Inc. (1)	722,076	2,996,615
Unisys Corp. (1)	71,074	446,345
		86,268,531
Cosmetics & Personal Care - 2.03%
Alberto-Culver Co. (2)	15,689	764,368
Avon Products Inc.	92,682	2,873,142
Colgate-Palmolive Co.	106,239	6,363,716
Estee Lauder Companies Inc. (The) Class A (2)	24,729	956,270
Procter & Gamble Co.	677,326	37,659,326
		48,616,822
Distribution & Wholesale - 0.11%
Genuine Parts Co. (2)	35,958	1,498,010
Grainger (W.W.) Inc.	15,920	1,197,662
		2,695,672
Diversified Financial Services - 8.16%
American Express Co. (2)	254,681	13,554,123
Ameriprise Financial Inc.	50,432	2,252,797
Bear Stearns Companies Inc. (The)	24,898	3,487,712
Capital One Financial Corp.	62,557	5,345,496
CIT Group Inc.	41,350	2,162,191
Citigroup Inc.	1,026,107	49,499,402
Countrywide Financial Corp.	125,430	4,776,374
E*TRADE Financial Corp. (1)(2)	87,702	2,001,360
Federal Home Loan Mortgage Corp.	142,636	8,131,678
Federal National Mortgage Association	199,793	9,610,043
Federated Investors Inc. Class B	17,624	555,156
Franklin Resources Inc.	31,665	2,748,839
Goldman Sachs Group Inc. (The)	89,181	13,415,498
Janus Capital Group Inc. (2)	43,702	782,266

(continued)

Security	Shares	Value
Diversified Financial Services (continued)
JP Morgan Chase & Co.	717,183	$30,121,686
Legg Mason Inc.	27,262	2,713,114
Lehman Brothers Holdings Inc.	110,524	7,200,639
Merrill Lynch & Co. Inc.	190,729	13,267,109
Morgan Stanley	221,089	13,975,036
Rowe (T.) Price Group Inc.	54,772	2,070,929
Schwab (Charles) Corp. (The)	212,912	3,402,334
SLM Corp.	84,816	4,488,463
		195,562,245
Electric - 3.09%
AES Corp. (The) (1)(2)	135,912	2,507,576
Allegheny Energy Inc. (1)(2)	33,567	1,244,329
Ameren Corp. (2)	42,574	2,149,987
American Electric Power Co. Inc.	81,125	2,778,531
CenterPoint Energy Inc.	65,171	814,638
CMS Energy Corp. (1)(2)	46,135	596,987
Consolidated Edison Inc.	50,459	2,242,398
Constellation Energy Group Inc.	37,108	2,023,128
Dominion Resources Inc. (2)	71,743	5,365,659
DTE Energy Co. (2)	36,881	1,502,532
Duke Energy Corp.	254,927	7,487,206
Edison International	67,104	2,617,056
Entergy Corp.	42,857	3,032,133
Exelon Corp.	137,992	7,842,085
FirstEnergy Corp.	68,090	3,691,159
FPL Group Inc.	83,454	3,453,327
PG&E Corp. (2)	71,671	2,815,237
Pinnacle West Capital Corp.	20,170	804,985
PPL Corp. (2)	78,261	2,527,830
Progress Energy Inc. (2)	52,459	2,248,917
Public Service Enterprise Group Inc.	51,913	3,432,488
Southern Co. (The) (2)	153,180	4,909,419
TECO Energy Inc.	43,692	652,758
TXU Corp.	95,455	5,707,254
Xcel Energy Inc. (2)	83,603	1,603,506
		74,051,125
Electrical Components & Equipment - 0.37%
American Power Conversion Corp. (2)	34,557	673,516
Emerson Electric Co.	84,729	7,101,137
Molex Inc. (2)	29,336	984,810
		8,759,463
Electronics - 0.49%
Agilent Technologies Inc. (1)	87,908	2,774,376
Applera Corp. - Applied Biosystems Group	38,131	1,233,538
Fisher Scientific International Inc. (1)	25,527	1,864,747
Jabil Circuit Inc.	36,394	931,686
PerkinElmer Inc.	26,161	546,765
Sanmina-SCI Corp. (1)	109,718	504,703
Solectron Corp. (1)	190,093	650,118
Symbol Technologies Inc.	52,579	567,327
Tektronix Inc.	17,304	509,084
Thermo Electron Corp. (1)	33,439	1,211,829
Waters Corp. (1)(2)	21,655	961,482
		11,755,655

The accompanying notes are an integral part of these financial statements.

(continued)

Security	Shares	Value
Engineering & Construction - 0.07%
Fluor Corp. (2)	18,033	$1,675,807
		1,675,807
Entertainment - 0.11%
International Game Technology Inc.	70,004	2,655,952
		2,655,952
Environmental Control - 0.19%
Allied Waste Industries Inc. (1)(2)	50,238	570,704
Waste Management Inc.	112,348	4,031,046
		4,601,750
Food - 1.46%
Campbell Soup Co. (2)	38,244	1,419,235
ConAgra Foods Inc. (2)	106,823	2,361,857
Dean Foods Co. (1)	28,346	1,054,188
General Mills Inc. (2)	73,477	3,795,822
Heinz (H.J.) Co.	69,033	2,845,540
Hershey Co. (The) (2)	36,668	2,019,307
Kellogg Co. (2)	50,345	2,438,208
Kroger Co.	149,355	3,264,900
McCormick & Co. Inc. NVS	27,403	919,371
Safeway Inc. (2)	92,478	2,404,428
Sara Lee Corp.	156,554	2,507,995
SUPERVALU Inc.	42,590	1,307,513
Sysco Corp. (2)	127,686	3,902,084
Tyson Foods Inc. Class A (2)	51,221	761,144
Whole Foods Market Inc. (2)	28,827	1,863,377
Wrigley (William Jr.) Co. (2)	45,834	2,079,030
		34,943,999
Forest Products & Paper - 0.43%
International Paper Co. (2)	101,640	3,282,972
Louisiana-Pacific Corp.	21,879	479,150
MeadWestvaco Corp. (2)	37,750	1,054,358
Plum Creek Timber Co. Inc. (2)	38,077	1,351,734
Temple-Inland Inc.	23,032	987,382
Weyerhaeuser Co. (2)	50,831	3,164,230
		10,319,826
Gas - 0.24%
KeySpan Corp.	36,110	1,458,844
Nicor Inc. (2)	9,189	381,344
NiSource Inc. (2)	56,244	1,228,369
Peoples Energy Corp. (2)	7,893	283,438
Sempra Energy	53,731	2,443,686
		5,795,681
Hand & Machine Tools - 0.10%
Black & Decker Corp.	15,693	1,325,431
Snap-On Inc. (2)	12,087	488,557
Stanley Works (The) (2)	14,557	687,382
		2,501,370
Health Care-Products - 3.05%
Bard (C.R.) Inc. (2)	21,341	1,563,442
Bausch & Lomb Inc.	11,305	554,397
Baxter International Inc.	135,170	4,968,849
Becton, Dickinson & Co.	51,005	3,117,936
Biomet Inc.	50,452	1,578,643
Boston Scientific Corp. (1)	250,820	4,223,809

(continued)

Security	Shares	Value
Health Care - Products (continued)
Johnson & Johnson	611,184	$36,622,145
Medtronic Inc. (2)	249,146	11,689,930
Patterson Companies Inc. (1)(2)	28,357	990,510
St. Jude Medical Inc. (1)	74,600	2,418,532
Stryker Corp. (2)	60,197	2,534,896
Zimmer Holdings Inc. (1)	51,226	2,905,539
		73,168,628
Health Care - Services - 1.67%
Aetna Inc. (2)	117,045	4,673,607
Coventry Health Care Inc. (1)	33,338	1,831,590
HCA Inc.	84,231	3,634,568
Health Management Associates Inc. Class A (2)	50,021	985,914
Humana Inc. (1)	33,920	1,821,504
Laboratory Corp. of America Holdings (1)(2)	25,652	1,596,324
Manor Care Inc. (2)	16,582	778,027
Quest Diagnostics Inc. (2)	33,542	2,009,837
Tenet Healthcare Corp. (1)(2)	98,616	688,340
UnitedHealth Group Inc.	278,041	12,450,676
WellPoint Inc. (1)	131,577	9,574,858
		40,045,245
Home Builders - 0.24%
Centex Corp. (2)	24,991	1,257,047
Horton (D.R.) Inc.	55,763	1,328,275
KB Home	15,310	701,964
Lennar Corp. Class A	29,068	1,289,747
Pulte Homes Inc. (2)	44,160	1,271,366
		5,848,399
Home Furnishings - 0.10%
Harman International Industries Inc. (2)	13,789	1,177,167
Whirlpool Corp. (2)	16,191	1,338,186
		2,515,353
Household Products & Wares - 0.47%
Avery Dennison Corp. (2)	22,855	1,326,961
Clorox Co. (The)	31,119	1,897,325
Fortune Brands Inc. (2)	30,430	2,160,834
Kimberly-Clark Corp.	94,904	5,855,577
		11,240,697
Housewares - 0.06%
Newell Rubbermaid Inc. (2)	57,131	1,475,694
		1,475,694
Insurance - 4.81%
ACE Ltd.	67,131	3,396,157
AFLAC Inc.	102,931	4,770,852
Allstate Corp. (The)	131,154	7,178,058
Ambac Financial Group Inc. (2)	21,944	1,779,658
American International Group Inc.	536,143	31,659,244
AON Corp. (2)	65,788	2,290,738
Chubb Corp.	85,651	4,273,985
CIGNA Corp.	24,725	2,435,660
Cincinnati Financial Corp. (2)	35,658	1,676,283
Genworth Financial Inc. Class A	75,315	2,623,975
Hartford Financial Services Group Inc. (The)	62,567	5,293,168

S&P 500 Index Master Portfolio
Schedule of Investments  June 30, 2006 (unaudited)

(continued)

Security	Shares	Value
Insurance (continued)
Lincoln National Corp. (2)	59,275	$3,345,481
Loews Corp.	83,820	2,971,419
Marsh & McLennan Companies Inc. (2)	113,424	3,049,971
MBIA Inc. (2)	27,867	1,631,613
MetLife Inc.	156,598	8,019,384
MGIC Investment Corp. (2)	18,197	1,182,805
Principal Financial Group Inc. (2)	57,179	3,182,011
Progressive Corp. (The) (2)	161,532	4,152,988
Prudential Financial Inc.	101,559	7,891,134
SAFECO Corp. (2)	24,443	1,377,363
St. Paul Travelers Companies Inc.	143,723	6,407,171
Torchmark Corp. (2)	20,535	1,246,885
UNUMProvident Corp. (2)	61,419	1,113,526
XL Capital Ltd. Class A (2)	37,171	2,278,582
		115,228,111
Internet - 1.73%
Amazon.com Inc. (1)(2)	64,151	2,481,361
eBay Inc. (1)(2)	238,683	6,991,025
Google Inc. Class A (1)	42,542	17,839,137
Monster Worldwide Inc. (1)	26,481	1,129,679
Symantec Corp. (1)	213,686	3,320,680
VeriSign Inc. (1)(2)	50,803	1,177,106
Yahoo! Inc. (1)	258,817	8,540,961
		41,479,949
Iron & Steel - 0.27%
Allegheny Technologies Inc.	17,891	1,238,773
Nucor Corp.	64,326	3,489,686
United States Steel Corp.	25,659	1,799,209
		6,527,668
Leisure Time - 0.34%
Brunswick Corp.	19,658	653,629
Carnival Corp. (2)	89,658	3,742,325
Harley-Davidson Inc.	55,603	3,052,049
Sabre Holdings Corp.	27,509	605,198
		8,053,201
Lodging - 0.41%
Harrah's Entertainment Inc.	38,141	2,714,876
Hilton Hotels Corp. (2)	68,528	1,937,972
Marriott International Inc. Class A	67,458	2,571,499
Starwood Hotels & Resorts Worldwide Inc.	44,848	2,706,128
		9,930,475
Machinery - 0.76%
Caterpillar Inc. (2)	138,224	10,294,924
Cummins Inc. (2)	9,607	1,174,456
Deere & Co. (2)	48,325	4,034,654
Rockwell Automation Inc. (2)	36,648	2,639,022
		18,143,056
Manufacturing - 5.31%
Cooper Industries Ltd. (2)	19,079	1,772,821
Danaher Corp. (2)	48,705	3,132,706
Dover Corp.	42,096	2,080,805
Eastman Kodak Co. (2)	59,508	1,415,100
Eaton Corp.	30,961	2,334,459
General Electric Co.	2,146,313	70,742,476
Honeywell International Inc. (2)	170,905	6,887,472

(continued)

Security	Shares	Value
Manufacturing (continued)
Illinois Tool Works Inc. (2)	85,496	$4,061,060
Ingersoll-Rand Co. Class A	67,925	2,905,832
ITT Industries Inc.	38,407	1,901,147
Leggett & Platt Inc. (2)	37,442	935,301
Pall Corp.	26,133	731,724
Parker Hannifin Corp.	24,897	1,932,007
Textron Inc. (2)	26,868	2,476,692
3M Co.	155,624	12,569,750
Tyco International Ltd.	420,388	11,560,670
		127,440,022
Media - 3.22%
CBS Corp. Class B	159,467	4,313,582
Clear Channel Communications Inc.	103,894	3,215,519
Comcast Corp. Class A (1)	436,124	14,278,700
Dow Jones & Co. Inc.	12,194	426,912
Gannett Co. Inc.	49,040	2,742,807
McGraw-Hill Companies Inc. (The)	73,863	3,710,138
Meredith Corp. (2)	8,656	428,818
New York Times Co. Class A (2)	29,460	722,948
News Corp. Class A (2)	488,288	9,365,364
Scripps (E.W.) Co. Class A	17,458	753,138
Time Warner Inc.	883,887	15,291,245
Tribune Co.	45,205	1,465,998
Univision Communications Inc. Class A (1)(2)	46,053	1,542,776
Viacom Inc. Class B (1)	148,842	5,334,497
Walt Disney Co. (The) (2)	453,045	13,591,350
		77,183,792
Mining - 0.68%
Alcoa Inc.	179,612	5,812,244
Freeport-McMoRan Copper & Gold Inc.	38,760	2,147,692
Newmont Mining Corp.	92,666	4,904,811
Phelps Dodge Corp.	42,076	3,456,964
		16,321,711
Office & Business Equipment - 0.19%
Pitney Bowes Inc.	45,743	1,889,186
Xerox Corp. (1)(2)	189,854	2,640,869
		4,530,055
Oil & Gas - 8.14%
Anadarko Petroleum Corp.	94,653	4,514,002
Apache Corp.	68,193	4,654,172
Chesapeake Energy Corp. (2)	79,841	2,415,190
Chevron Corp.	457,517	28,393,505
ConocoPhillips	340,712	22,326,857
Devon Energy Corp.	90,826	5,486,799
EOG Resources Inc. (2)	50,016	3,468,109
Exxon Mobil Corp.	1,248,835	76,616,027
Hess Corp. (2)	49,729	2,628,178
Kerr-McGee Corp.	46,899	3,252,446
Marathon Oil Corp.	74,817	6,232,256
Murphy Oil Corp. (2)	34,296	1,915,775
Nabors Industries Ltd. (1)	64,084	2,165,398
Noble Corp. (2)	28,519	2,122,384
Occidental Petroleum Corp.	88,404	9,065,830
Rowan Companies Inc. (2)	22,973	817,609
Sunoco Inc.	27,382	1,897,299

The accompanying notes are an integral part of these financial statements.

(continued)

Security	Shares	Value
Oil & Gas (continued)
Transocean Inc. (1)(2)	67,070	$5,387,062
Valero Energy Corp.	127,042	8,450,834
XTO Energy Inc.	75,173	3,327,909
		195,137,641
Oil & Gas Services - 1.58%
Baker Hughes Inc.	70,343	5,757,575
BJ Services Co. (2)	66,375	2,473,133
Halliburton Co.	106,552	7,907,224
National Oilwell Varco Inc. (1)	36,329	2,300,352
Schlumberger Ltd. (2)	243,542	15,857,020
Weatherford International Ltd. (1)(2)	71,979	3,571,598
		37,866,902
Packaging & Containers - 0.13%
Ball Corp.	21,721	804,546
Bemis Co. Inc.	21,525	659,096
Pactiv Corp. (1)	28,750	711,563
Sealed Air Corp. (2)	16,909	880,621
		3,055,826
Pharmaceuticals - 5.88%
Abbott Laboratories	315,034	13,738,633
Allergan Inc. (2)	31,515	3,380,299
AmerisourceBergen Corp.	43,338	1,816,729
Barr Pharmaceuticals Inc. (1)	22,044	1,051,278
Bristol-Myers Squibb Co.	405,881	10,496,083
Cardinal Health Inc. (2)	86,220	5,546,533
Caremark Rx Inc.	91,291	4,552,682
Express Scripts Inc. (1)	30,355	2,177,668
Forest Laboratories Inc. (1)	67,094	2,595,867
Gilead Sciences Inc. (1)	93,928	5,556,780
Hospira Inc. (1)	32,048	1,376,141
King Pharmaceuticals Inc. (1)	50,799	863,583
Lilly (Eli) & Co.	233,276	12,893,165
Medco Health Solutions Inc. (1)	62,275	3,567,112
Merck & Co. Inc.	450,498	16,411,642
Mylan Laboratories Inc. (2)	42,728	854,560
Pfizer Inc.	1,512,444	35,497,061
Schering-Plough Corp.	305,726	5,817,966
Watson Pharmaceuticals Inc. (1)(2)	21,092	491,022
Wyeth (2)	277,825	12,338,208
		141,023,012
Pipelines - 0.32%
Dynegy Inc. Class A (1)	76,604	419,024
El Paso Corp.	144,471	2,167,065
Kinder Morgan Inc.	21,520	2,149,633
Williams Companies Inc. (2)	122,347	2,858,026
		7,593,748
Real Estate Investment Trusts - 0.89%
Apartment Investment & Management Co. Class A (2)	20,092	872,997
Archstone-Smith Trust (2)	44,127	2,244,740
Boston Properties Inc. (2)	18,748	1,694,819
Equity Office Properties Trust (2)	75,736	2,765,121
Equity Residential (2)	60,126	2,689,436
Kimco Realty Corp. (2)	43,966	1,604,319
ProLogis (2)	50,565	2,635,448

(continued)

Security	Shares	Value
Real Estate Investment Trusts (continued)
Public Storage Inc.	16,969	$1,287,947
Simon Property Group Inc.	37,845	3,138,864
Vornado Realty Trust	24,553	2,395,145
		21,328,836
Retail - 5.85%
AutoNation Inc. (1)	30,834	661,081
AutoZone Inc. (1)(2)	10,910	962,262
Bed Bath & Beyond Inc. (1)(2)	58,095	1,927,011
Best Buy Co. Inc.	83,076	4,555,888
Big Lots Inc. (1)(2)	23,994	409,818
Circuit City Stores Inc. (2)	31,516	857,866
Costco Wholesale Corp. (2)	97,275	5,557,321
CVS Corp.	168,942	5,186,519
Darden Restaurants Inc. (2)	26,629	1,049,183
Dillard's Inc. Class A (2)	12,577	400,577
Dollar General Corp. (2)	64,268	898,467
Family Dollar Stores Inc. (2)	32,407	791,703
Federated Department Stores Inc.	114,202	4,179,793
Gap Inc. (The)	113,558	1,975,909
Home Depot Inc.	426,650	15,269,804
Kohl's Corp. (1)	70,183	4,149,219
Limited Brands Inc. (2)	70,829	1,812,514
Lowe's Companies Inc. (2)	160,140	9,715,694
McDonald's Corp.	257,214	8,642,390
Nordstrom Inc.	44,264	1,615,636
Office Depot Inc. (1)	59,399	2,257,162
OfficeMax Inc.	14,754	601,226
Penney (J.C.) Co. Inc.	48,481	3,272,952
RadioShack Corp.	28,224	395,136
Sears Holdings Corp. (1)(2)	20,023	3,100,361
Staples Inc.	150,309	3,655,515
Starbucks Corp. (1)(2)	158,430	5,982,317
Target Corp.	178,223	8,709,758
Tiffany & Co. (2)	29,045	959,066
TJX Companies Inc.	94,297	2,155,629
Walgreen Co.	208,511	9,349,633
Wal-Mart Stores Inc.	516,097	24,860,392
Wendy's International Inc.	24,290	1,415,864
Yum! Brands Inc. (2)	56,276	2,828,995
		140,162,661
Savings & Loans - 0.61%
Golden West Financial Corp.	52,874	3,923,251
Sovereign Bancorp Inc. (2)	77,297	1,569,906
Washington Mutual Inc.	198,317	9,039,289
		14,532,446
Semiconductors - 2.71%
Advanced Micro Devices Inc. (1)	99,943	2,440,608
Altera Corp. (1)	74,518	1,307,791
Analog Devices Inc.	74,562	2,396,423
Applied Materials Inc.	322,808	5,255,314
Broadcom Corp. Class A (1)	94,561	2,841,558
Freescale Semiconductor Inc. Class B (1)	83,771	2,462,867
Intel Corp. (2)	1,200,695	22,753,170
KLA-Tencor Corp. (2)	41,212	1,713,183
Linear Technology Corp.	62,687	2,099,388
LSI Logic Corp. (1)	82,159	735,323
Maxim Integrated Products Inc. (2)	65,888	2,115,664

S&P 500 Index Master Portfolio
Schedule of Investments  June 30, 2006 (unaudited)

(continued)

Security	Shares	Value
Semiconductors (continued)
Micron Technology Inc. (1)	141,406	$2,129,574
National Semiconductor Corp.	69,476	1,657,003
Novellus Systems Inc. (1)	25,570	631,579
NVIDIA Corp. (1)	72,197	1,537,074
PMC-Sierra Inc. (1)	42,806	402,376
QLogic Corp. (1)	33,968	585,608
Teradyne Inc. (1)	41,257	574,710
Texas Instruments Inc.	321,607	9,741,476
Xilinx Inc. (2)	70,620	1,599,543
		64,980,232
Software - 3.55%
Adobe Systems Inc. (1)	123,596	3,752,375
Autodesk Inc. (1)	47,994	1,653,873
Automatic Data Processing Inc.	118,979	5,395,698
BMC Software Inc. (1)	43,741	1,045,410
CA Inc.	93,686	1,925,247
Citrix Systems Inc. (1)(2)	37,934	1,522,671
Compuware Corp. (1)	77,757	520,972
Electronic Arts Inc. (1)(2)	63,206	2,720,386
First Data Corp.	158,028	7,117,581
Fiserv Inc. (1)	36,276	1,645,479
IMS Health Inc.	41,408	1,111,805
Intuit Inc. (1)	35,273	2,130,136
Microsoft Corp.	1,810,834	42,192,432
Novell Inc. (1)	70,054	464,458
Oracle Corp. (1)(2)	803,846	11,647,729
Parametric Technology Corp. (1)	22,648	287,856
		85,134,108
Telecommunications - 6.05%
ADC Telecommunications Inc. (1)	24,377	410,996
Alltel Corp.	80,323	5,127,017
Andrew Corp. (1)	33,783	299,317
AT&T Inc.	802,516	22,382,171
Avaya Inc. (1)(2)	84,884	969,375
BellSouth Corp.	373,364	13,515,777
CenturyTel Inc.	24,202	899,104
CIENA Corp. (1)(2)	118,783	571,346
Cisco Systems Inc. (1)	1,260,061	24,608,991
Citizens Communications Co. (2)	67,636	882,650
Comverse Technology Inc. (1)	41,291	816,323
Corning Inc. (1)	321,513	7,777,399
Embarq Corp. (1)	30,558	1,252,572
JDS Uniphase Corp. (1)(2)	346,006	875,395
Juniper Networks Inc. (1)(2)	117,506	1,878,921
Lucent Technologies Inc. (1)(2)	928,277	2,246,430
Motorola Inc.	509,840	10,273,276
Qualcomm Inc.	345,984	13,863,579
Qwest Communications International Inc. (1)(2)	322,954	2,612,698
Sprint Nextel Corp. (2)	614,917	12,292,191
Tellabs Inc. (1)	92,528	1,231,548
Verizon Communications Inc.	602,150	20,166,004
		144,953,080

(continued)

Security	Shares or Principal	Value
Textiles - 0.05%
Cintas Corp. (2)	28,211	$1,121,669
		1,121,669
Toys, Games & Hobbies - 0.08%
Hasbro Inc.	34,628	627,113
Mattel Inc.	80,845	1,334,751
		1,961,864
Transportation - 1.89%
Burlington Northern Santa Fe Corp.	75,276	5,965,623
CSX Corp.	45,745	3,222,278
FedEx Corp.	62,983	7,360,193
Norfolk Southern Corp.	85,605	4,555,898
Ryder System Inc.	12,517	731,368
Union Pacific Corp.	55,520	5,161,139
United Parcel Service Inc. Class B (2)	223,888	18,432,699
		45,429,198
Total Common Stocks (Cost: $2,252,768,643)		2,372,896,016
Short-Term Investments - 12.46%
Certificates Of Deposit (3) - 0.33%
Credit Suisse First Boston NY 5.28%, 04/23/07	$251,892	251,892
Fortis Bank NY 4.43%, 07/20/06	629,466	629,466
Societe Generale 5.33%, 12/08/06	2,519,019	2,519,019
Toronto-Dominion Bank 3.94%, 07/10/06	1,259,509	1,259,509
Washington Mutual Bank 5.28%, 08/07/06	1,259,509	1,259,509
Wells Fargo Bank N.A. 4.78%, 12/05/06	2,015,215	2,015,215
		7,934,610
Commercial Paper (3) - 2.50%
Amstel Funding Corp. 5.20% - 5.31%, 07/27/06 - 11/22/06 (4)	7,032,546	6,993,033
ASAP Funding Ltd. 5.21%, 08/08/06 (4)	1,209,129	1,202,829
Barton Capital Corp. 5.29%, 08/01/06 (4)	2,407,905	2,397,644
Cancara Asset Securitisation Ltd. 5.30%, 07/19/06 (4)	957,227	954,972
CC USA Inc. 5.03%, 10/24/06 (4)	503,804	495,849
Chariot Funding LLC 5.30%, 07/28/06 (4)	1,897,703	1,890,718
Concord Minutemen Capital Co. LLC 5.10%, 07/05/06 (4)	5,525,845	5,524,279
Curzon Funding LLC 5.30%, 07/31/06 (4)	2,519,019	2,508,635
Edison Asset Securitization LLC 5.22%, 12/11/06 (4)	1,858,330	1,814,948
Falcon Asset Securitization Corp. 5.26% - 5.30%, 07/24/06 - 07/28/06 (4)	5,332,107	5,313,408

The accompanying notes are an integral part of these financial statements.

(continued)

Security	Shares or Principal	Value
Commercial Paper (continued)
Five Finance Inc. 5.19%, 12/01/06 (4)	$1,133,558	$1,108,882
General Electric Capital Services Inc. 5.22%, 12/11/06	251,902	246,021
Govco Inc. 5.22%, 08/03/06 (4)	2,519,019	2,507,696
Grampian Funding LLC 5.03% - 5.11%, 10/17/06 - 10/24/06 (4)	856,466	843,194
Jupiter Securitization Corp. 5.29%, 07/27/06 (4)	629,755	627,534
Kitty Hawk Funding Corp. 5.24%, 07/20/06 (4)	2,316,993	2,311,260
Landale Funding LLC 5.30%, 08/15/06 (4)	2,770,920	2,753,379
Lexington Parker Capital Co. LLC 5.09% - 5.23%, 07/05/06 - 11/15/06 (4)	3,900,196	3,870,526
Lockhart Funding LLC 5.23% - 5.28%, 07/19/06 - 08/04/06 (4)	2,544,209	2,536,743
Prudential Funding LLC 5.22%, 07/31/06	1,259,509	1,254,396
Ranger Funding Co. LLC 5.24%, 07/20/06 (4)	2,519,019	2,512,785
Regency Markets No. 1 LLC 5.10%, 07/07/06 (4)	2,951,509	2,949,836
Scaldis Capital LLC 5.30%, 07/25/06 (4)	1,574,563	1,569,463
Sydney Capital Corp. 5.10%, 07/07/06 (4)	2,755,554	2,753,993
Thames Asset Global Securitization No. 1 Inc. 5.24%, 07/20/06 (4)	3,078,971	3,071,352
		60,013,375
Medium-Term Notes (3) - 0.29%
Bank of America N.A. 5.28%, 04/20/07	629,755	629,755
Dorada Finance Inc. 3.93%, 07/07/06 (4)	780,896	780,895
K2 USA LLC 3.94%, 07/07/06 (4)	1,511,411	1,511,410
Marshall & Ilsley Bank 5.18%, 12/15/06	2,519,019	2,522,937
Sigma Finance Inc. 5.13%, 03/30/07 (4)	881,656	881,656
US Bank N.A. 2.85%, 11/15/06	503,804	500,375
		6,827,028
Money Market Funds - 0.87%
Barclays Global Investors Funds Institutional Money Market Fund, Institutional Shares 5.20% (5)(6)	20,938,914	20,938,914
		20,938,914

(continued)

Security	Principal	Value
Repurchase Agreements (3) - 2.02%
Banc of America Securities LLC Repurchase Agreement, 5.36%, due 7/3/06, maturity value $5,040,289 (collateralized by non-U.S. Government debt securities, value $5,196,340, 4.88% to 7.38%, 9/15/06 to 2/15/17).	$5,038,037	$5,038,037
Bear Stearns Companies Inc. (The) Repurchase Agreement, 5.37%, due 7/3/06, maturity value $3,780,220 (collateralized by non-U.S. Government debt securities, value $4,162,177, 2.12% to 6.47%, 11/25/34 to 12/25/42).	3,778,528	3,778,528
Citigroup Global Markets Holdings Inc. Repurchase Agreement, 5.36%, due 7/3/06, maturity value $5,040,289 (collateralized by non-U.S. Government debt securities, value $5,174,768, 5.36% to 6.00%, 12/25/35 to 12/25/42).	5,038,037	5,038,037
Citigroup Global Markets Holdings Inc. Repurchase Agreement, 5.36%, due 7/3/06, maturity value $6,300,360 (collateralized by non-U.S. Government debt securities, value $7,047,738, 0.00% to 10.00%, 6/1/28 to 12/15/35).	6,297,546	6,297,546
Citigroup Global Markets Holdings Inc. Repurchase Agreement, 5.46%, due 7/3/06, maturity value $1,512,099 (collateralized by non-U.S. Government debt securities, value $1,710,980, 0.00% to 10.00%, 9/10/34 to 5/9/36).	1,511,411	1,511,411
Goldman Sachs & Co. Repurchase Agreement, 5.36%, due 7/3/06, maturity value $2,520,145 (collateralized by non-U.S. Government debt securities, value $2,572,945, 5.22% to 5.42%, 7/3/06).	2,519,019	2,519,019
Goldman Sachs Group Inc. Repurchase Agreement, 5.46%, due 7/3/06, maturity value $4,032,265 (collateralized by non-U.S. Government debt securities, value $4,237,791, 0.00% to 10.00%, 1/1/10 to 6/6/16).	4,030,430	4,030,430
Lehman Brothers Holdings Inc. Repurchase Agreement, 5.36%, due 7/3/06, maturity value $2,520,145 (collateralized by non-U.S. Government debt securities, value $2,598,222, 6.38% to 8.49%, 1/7/09 to 2/23/36).	2,519,019	2,519,019
Lehman Brothers Holdings Inc. Repurchase Agreement, 5.36%, due 7/3/06, maturity value $2,520,145 (collateralized by non-U.S. Government debt securities, value $2,598,255, 0.07% to 7.75%, 2/22/11 to 12/15/45).	2,519,019	2,519,019
Lehman Brothers Holdings Inc. Repurchase Agreement, 5.36%, due 7/3/06, maturity value $5,040,289 (collateralized by non-U.S. Government debt securities, value $5,297,295, 0.00% to 8.57%, 6/25/23 to 4/25/46).	5,038,037	5,038,037

S&P 500 Index Master Portfolio
Schedule of Investments  June 30, 2006 (unaudited)

(continued)

Security	Principal	Value
Repurchase Agreements (continued)
Morgan Stanley Repurchase Agreement, 5.36%, due 7/3/06, maturity value $2,520,145 (collateralized by non-U.S. Government debt securities, value $2,650,913, 3.79% to 7.22%, 5/15/07 to 3/15/42).	$2,519,019	$2,519,019
Morgan Stanley Repurchase Agreement, 5.46%, due 7/3/06, maturity value $882,057 (collateralized by non-U.S. Government debt securities, value $933,323, 0.00% to 10.00%, 7/3/06 to 6/30/36).	881,656	881,656
Morgan Stanley Repurchase Agreement, 5.51%, due 6/4/07, maturity value $1,854,804 (collateralized by non-U.S. Government debt securities, value $1,866,646, 0.00% to 10.00%, 7/3/06 to 6/30/36). (7)	1,763,313	1,763,313
Wachovia Capital Repurchase Agreement, 5.38%, due 7/3/06, maturity value $5,040,297 (collateralized by non-U.S. Government debt securities, value $5,297,239, 0.00% to 10.00%, 1/1/10 to 5/6/16).	5,038,037	5,038,037
		48,491,108
Time Deposits (3) - 0.99%
ABN Amro Bank NV 5.30%, 07/03/06	2,519,019	2,519,019
KBC Bank NV 5.32%, 07/03/06	7,557,056	7,557,056
Societe Generale 5.32%, 07/03/06	6,297,546	6,297,546
UBS AG 5.25% - 5.34%, 07/03/06	7,262,557	7,262,557
		23,636,178
U.S. Treasury Obligations - 0.05%
U.S. Treasury Bill 4.73%, 09/21/06 (8)(9)	1,300,000	1,286,181
		1,286,181
Variable & Floating Rate Notes (3) - 5.41%
Allstate Life Global Funding II 5.11% - 5.35%, 05/04/07 - 07/27/07 (4)	6,448,687	6,449,595
American Express Bank 5.21% - 5.31%, 07/19/06 - 02/28/07	1,889,264	1,889,252
American Express Centurion Bank 5.34%, 07/19/07	2,770,920	2,774,230
American Express Credit Corp. 5.23%, 07/05/07	755,706	756,206
ASIF Global Financing 5.17%, 05/03/07 (4)	251,902	252,020
Australia & New Zealand Banking Group Ltd. 5.30%, 07/23/07 (4)	1,637,362	1,637,362

(continued)

Security	Principal	Value
Variable & Floating Rate Notes (continued)
Beta Finance Inc. 5.03% - 5.41%, 04/25/07 - 07/17/07 (4)	$4,282,331	$4,282,304
BMW US Capital LLC 5.20%, 07/13/07 (4)	2,519,019	2,519,019
BNP Paribas 5.14%, 05/18/07 (4)	4,660,184	4,660,184
Carlyle Loan Investment Ltd. 5.25% - 5.32%, 04/13/07 - 07/15/07 (4)	1,838,884	1,838,883
Commodore CDO Ltd. 5.38%, 06/12/07 (4)	629,755	629,755
Credit Agricole SA 5.31%, 07/23/07	2,519,019	2,519,019
Cullinan Finance Corp. 5.36% - 5.71%, 04/25/07 - 06/28/07 (4)	2,519,019	2,519,019
DEPFA Bank PLC 5.37%, 06/15/07	2,519,019	2,519,019
Dorada Finance Inc. 5.03% - 5.41%, 06/27/07 - 07/17/07 (4)	2,896,871	2,897,100
Eli Lilly Services Inc. 5.08%, 06/29/07 (4)	2,519,019	2,519,019
Fifth Third Bancorp 5.28%, 06/22/07 (4)	5,038,037	5,038,037
First Tennessee Bank N.A. 5.21%, 08/25/06	755,706	755,716
Five Finance Inc. 5.37% - 5.45%, 12/01/06 - 06/29/07 (4)	1,889,264	1,889,090
General Electric Capital Corp. 5.25%, 04/09/07	1,133,558	1,134,176
Hartford Life Global Funding Trusts 5.11% - 5.22%, 07/13/07 - 07/16/07	3,778,528	3,779,232
HBOS Treasury Services PLC 5.53%, 04/24/07 (4)	2,519,019	2,519,019
JP Morgan Chase & Co. 5.12%, 07/02/07	1,889,264	1,889,264
K2 USA LLC 5.20% - 5.46%, 04/02/07 - 06/28/07 (4)	3,778,528	3,778,428
Leafs LLC 5.27%, 01/22/07 - 02/20/07 (4)	2,632,422	2,632,422
Lexington Parker Capital Co. LLC 4.96%, 01/10/07	3,148,773	3,147,750
Links Finance LLC 5.13% - 5.35%, 05/10/07 - 05/16/07 (4)	2,770,920	2,770,680
Lothian Mortgages Master Issuer PLC 5.29%, 04/24/07 (4)	1,224,218	1,224,218
Marshall & Ilsley Bank 5.18%, 07/13/07	1,385,460	1,385,460
Metropolitan Life Global Funding I 5.15%, 07/06/07 (4)	3,778,528	3,778,528
Mortgage Interest Networking Trust 5.54%, 08/25/06 (4)	317,396	317,503

The accompanying notes are an integral part of these financial statements.

(continued)

Security	Principal	Value
Variable & Floating Rate Notes (continued)
Mound Financing PLC 5.11%, 05/08/07 (4)	$2,367,877	$2,367,877
Natexis Banques Populaires 5.18% - 5.40%, 06/20/07 - 07/13/07 (4)	2,519,019	2,518,873
National City Bank of Indiana 5.17%, 05/21/07	1,259,509	1,259,603
Nationwide Building Society 5.16% - 5.55%, 04/27/07 - 07/06/07 (4)	6,801,350	6,801,542
Newcastle Ltd. 5.34%, 04/24/07 (4)	887,954	887,742
Northern Rock PLC 5.17%, 05/03/07 (4)	3,022,822	3,022,896
Principal Life Global Funding I 5.63%, 02/08/07	1,133,558	1,136,756
Sedna Finance Inc. 5.17% - 5.24%, 09/20/06 - 05/25/07 (4)	1,889,264	1,889,163
Sigma Finance Inc. 5.51%, 06/18/07 (4)	2,065,595	2,065,595
Skandinaviska Enskilda Bank NY 5.24%, 05/18/07 (4)	2,519,019	2,519,019
Strips III LLC 5.37%, 07/24/06 (4)	588,863	588,863
SunTrust Bank 5.08%, 05/01/07	2,519,019	2,519,147
Tango Finance Corp. 5.12% - 5.38%, 04/25/07 - 07/11/07 (4)	4,760,945	4,760,438
Union Hamilton Special Funding LLC 5.42% - 5.49%, 09/28/06 - 12/21/06 (4)	3,526,626	3,526,626
US Bank N.A. 5.28%, 09/29/06	1,133,558	1,133,487
Wachovia Asset Securitization Inc. 5.31%, 07/25/06 (4)	4,032,446	4,032,447
Wachovia Bank N.A. 5.36%, 05/22/07	5,038,037	5,038,037
Wells Fargo & Co. 5.19%, 07/13/07 (4)	1,259,509	1,259,591
WhistleJacket Capital Ltd. 5.21% - 5.35%, 07/28/06 - 06/13/07 (4)	2,267,117	2,267,092
White Pine Finance LLC 5.12% - 5.28%, 08/25/06 - 05/22/07 (4)	2,491,309	2,483,117
Wind Master Trust 5.32%, 08/25/06 - 09/25/06 (4)	850,773	850,773
		129,630,193
Total Short-Term Investments (Cost: $298,757,191)		298,757,587
Total Investments in Securities - 111.42% (Cost: $2,551,525,834)		2,671,653,603
Other Assets, Less Liabilities - (11.42)%		(273,881,567)
Net Assets - 100.00%		$2,397,772,036

NVS Non-Voting Shares

(1)  Non-income earning security.

(2)  All or a portion of this security represents a security on loan. See Note 4.

(3)  All or a portion of this security (these securities) represent(s) an investment of securities lending collateral. See Note 4.

(4)  This security or a portion of these securities may be resold to qualified institutional buyers under Rule 144A or pursuant to Section 4(2) of the Securities Act of 1933.

(5)  Affiliated issuer. See Note 2.

(6)  The rate quoted is the annualized seven-day yield of the fund at period end.

(7)  The investment adviser has determined that this security or a portion of these securities is "illiquid," in that it cannot be sold within seven (7) days for approximately the value at which it is carried in the Master Portfolio.

(8)  The rate quoted is the yield to maturity.

(9)  This U.S. Treasury Bill is held in a segregated account in connection with the Master Portfolio's holdings of futures contracts. See Note 1.

As of June 30, 2006, the open futures contracts held by the Master Portfolio were as follows:

Futures Contracts (Expiration Date)	Number of Contracts	Notional Contract Value	Net Unrealized Appreciation
S&P 500 Index (09/15/06)	382	$24,436,540	$262,160
			$262,160

S&P 500 Index Master Portfolio
Portfolio Allocation  June 30, 2006 (unaudited)

Sector/Investment Type	Value	% of Net Assets
Financial	$506,926,168	21.14%
Consumer Non-Cyclical	489,446,882	20.41
Industrial	280,004,078	11.68
Communications	267,502,388	11.16
Energy	242,363,840	10.11
Technology	240,912,926	10.05
Consumer Cyclical	200,304,345	8.35
Utilities	79,846,806	3.33
Basic Materials	65,588,583	2.73
Futures Contracts	262,160	0.01
Short-Term and Other Net Assets	24,613,860	1.03
Total	$2,397,772,036	100.00%

This table is not part of the financial statements.

S&P 500 Index Master Portfolio
Statement of Assets and Liabilities  June 30, 2006 (unaudited)

Assets
Investments in securities, at value (including securities on loan (a)) (Note 1):
Unaffiliated issuers (Cost: $2,530,586,920)	$2,650,714,689
Affiliated issuers (b) (Cost: $20,938,914)	20,938,914
2,671,653,603
Receivables:
Dividends and interest	2,816,181
Total Assets	2,674,469,784
Liabilities
Payables:
Due to broker—variation margin	65,107
Collateral for securities on loan (Note 4)	276,532,492
Investment advisory fees (Note 2)	92,442
Accrued expenses	7,707
Total Liabilities	276,697,748
Net Assets	$2,397,772,036

(a) Securities on loan with market value of $269,381,807. See Note 4.

(b) See Note 2.

S&P 500 Index Master Portfolio
Statement of Operations  For the Six Months Ended June 30, 2006 (unaudited)

Net Investment Income

Dividends from unaffiliated issuers	$22,947,028
Interest from unaffiliated issuers	44,461
Interest from affiliated issuers (a)	596,889
Securities lending income	116,716
Total investment income	23,705,094
Expenses (Note 2)
Investment advisory fees	611,184
Professional fees	8,784
Independent Trustees' fees	2,562
Total expenses	622,530
Less expense reductions (Note 2)	(11,346)
Net expenses	611,184
Net investment income	23,093,910

Realized and Unrealized Gain (Loss)

Net realized loss from sale of investments in unaffiliated issuers	(27,174,234)
Net realized loss on futures contracts	(743,649)
Net change in unrealized appreciation (depreciation) of investments	67,946,009
Net change in unrealized appreciation (depreciation) of futures contracts	639,437
Net realized and unrealized gain	40,667,563
Net increase in net assets resulting from operations	$63,761,473

(a) See Note 2.

S&P 500 Index Master Portfolio
Statement of Changes in Net Assets  June 30, 2006 (unaudited)

	For the Six Months Ended June 30, 2006 (Unaudited)	For the Year Ended December 31, 2005
Increase (Decrease) In Net Assets
Operations:
Net investment income	$23,093,910	$43,812,074
Net realized gain (loss)	(27,917,883)	7,404,269
Net change in unrealized appreciation (depreciation)	68,585,446	61,163,102
Net increase in net assets resulting from operations	63,761,473	112,379,445
Interestholder transactions:
Contributions	370,017,752	749,027,738
Withdrawals	(444,532,839)	(859,684,082)
Net decrease in net assets resulting from interestholder transactions	(74,515,087)	(110,656,344)
Increase (decrease) in net assets	(10,753,614)	1,723,101
Net Assets:
Beginning of period	2,408,525,650	2,406,802,549
End of period	$2,397,772,036	$2,408,525,650

The accompanying notes are an integral part of these financial statements.

S&P 500 Index Master Portfolio
Notes to the Financial Statements (unaudited)

Master Investment Portfolio ("MIP") is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end, series management investment company organized as a Delaware statutory trust. As of June 30, 2006, MIP offered the following separate portfolios: Active Stock, Bond Index, CoreAlpha Bond, Government Money Market, LifePath Retirement, LifePath 2010, LifePath 2020, LifePath 2030, LifePath 2040, Money Market, Prime Money Market, S&P 500 Index and Treasury Money Market Master Portfolios.

These financial statements relate only to the S&P 500 Index Master Portfolio (the "Master Portfolio").

Under MIP's organizational documents, the Master Portfolio's officers and trustees are indemnified against certain liabilities that may arise out of the performance of their duties to the Master Portfolio. Additionally, in the normal course of business, the Master Portfolio enters into contracts with service providers that contain general indemnification clauses. The Master Portfolio's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Master Portfolio that have not yet occurred.

1. Significant Accounting Policies

The following significant accounting policies are consistently followed by MIP in the preparation of its financial statements in conformity with accounting principles generally accepted in the United States of America ("U.S. GAAP") for investment companies. The preparation of financial statements in conformity with U.S. GAAP requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates.

Security Valuation

The securities and other assets of the Master Portfolio are generally valued using market valuations. A market valuation generally means a valuation (i) obtained from an exchange, a pricing service or a major market maker (or dealer), (ii) based on a price quotation or other equivalent indication of value supplied by an exchange, a pricing service or a major market maker (or dealer) or (iii) based on amortized cost. In the case of shares of funds that are not traded on an exchange, a market valuation means such fund's published net asset value per share. The investment adviser may use various pricing services or discontinue the use of any pricing service. A price obtained from a pricing service based on such pricing service's valuation matrix may be considered a market valuation. In the event that current market valuations are not readily available or such valuations do not reflect current market values, the affected investments will be valued using fair value pricing pursuant to the pricing policy and procedures approved by the Board of Trustees of MIP (the "Board").

Security Transactions and Income Recognition

Security transactions are accounted for on trade date. Dividend income is recognized on the ex-dividend date, net of any foreign tax withheld at source, and interest income is accrued daily. Realized gains and losses on investment transactions are determined using the specific identification method. The Master Portfolio amortizes premiums and accretes discounts on debt securities purchased, using a constant yield to maturity method.

Federal Income Taxes

In general, MIP believes that the Master Portfolio has and will continue to be operated in a manner so as to qualify it as a non-publicly traded partnership for federal income tax purposes. Provided that the Master Portfolio so qualifies, it will not be subject to any federal income tax on its income and gains (if any). However, each interestholder in the Master Portfolio will be taxed on its distributive share of the Master Portfolio's taxable income in determining its federal

S&P 500 Index Master Portfolio
Notes to the Financial Statements (unaudited) (continued)

income tax liability. As a non-publicly traded partnership for federal income tax purposes, the Master Portfolio will be deemed to have "passed through" to its interestholders any interest, dividends, gains or losses of the Master Portfolio for such purposes. The determination of such share will be made in accordance with the Internal Revenue Code of 1986, as amended (the "Code"), and regulations promulgated thereunder.

It is intended that the Master Portfolio's assets, income and distributions will be managed in such a way that an entity electing and qualifying as a "regulated investment company" under the Code can continue to so qualify by investing substantially all of its assets through the Master Portfolio, provided that the regulated investment company meets other requirements for such qualifications not within the control of the Master Portfolio (e.g., distributing at least 90% of the regulated investment company's "investment company taxable income" annually).

As of June 30, 2006, the cost of investments for federal income tax purposes for the Master Portfolio was $2,607,943,725. Net unrealized appreciation aggregated $63,709,878, of which $392,085,072 represented gross unrealized appreciation on securities and $328,375,194 represented gross unrealized depreciation on securities.

Futures Contracts

The Master Portfolio may purchase futures contracts to gain exposure to market changes, as this may be more efficient or cost effective than actually buying the securities. A futures contract is an agreement between two parties to buy and sell a security at a set price on a future date and is exchange-traded. Upon entering into a futures contract, the Master Portfolio is required to pledge to the broker an amount of cash, U.S. Government securities or other high-quality debt and equity securities equal to the minimum "initial margin" requirements of the exchange. Pursuant to the contract, the Master Portfolio agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in the value of the contract. Such receipts or payments are known as "variation margin" and are recorded by the Master Portfolio as receivables or payables in the accompanying Statement of Assets and Liabilities. When the contract is closed, the Master Portfolio records a "realized gain (loss) on futures contracts" in its Statement of Operations, equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Pursuant to regulations and/or published positions of the U.S. Securities and Exchange Commission ("SEC"), the Master Portfolio is required to segregate cash, U.S. Government securities or high-quality, liquid debt instruments and equity securities in connection with futures transactions. Risks of entering into futures contracts include the possibility that there may be an illiquid market and that a change in the value of the contracts may not correlate with changes in the value of the underlying securities. The amount at risk for futures contracts may exceed the amount reflected in the financial statements.

As of June 30, 2006, the Master Portfolio has pledged to brokers U.S. Treasury Bills with a total face amount of $1,300,000 for initial margin requirements on outstanding futures contracts.

Repurchase Agreements

The Master Portfolio may enter into repurchase agreements with banks and securities dealers. These transactions involve the purchase of securities with a simultaneous commitment to resell the securities to the bank or the dealer at an agreed-upon date and price. A repurchase agreement is accounted for as an investment by the Master Portfolio, collateralized by securities, which are delivered to the Master Portfolio's custodian or to an agent bank under a tri-party agreement. The securities are marked-to-market daily and additional securities are acquired as needed, to ensure that their value equals or exceeds the repurchase price plus accrued interest.

2. Agreements and Other Transactions with Affiliates

Pursuant to an Investment Advisory Contract with the Master Portfolio, Barclays Global Fund Advisors ("BGFA") provides investment advisory services to the Master Portfolio. BGFA is a California corporation indirectly owned by Barclays Bank PLC. BGFA is entitled to receive an annual investment advisory fee of 0.05% of the average daily net assets of the Master Portfolio as compensation for investment advisory services.

The fees and expenses of the independent trustees, counsel to the independent trustees and independent auditors (the "independent expenses") are paid directly by the Master Portfolio. Since the Master Portfolio does not pay an administration fee to Barclays Global Investors, N.A. ("BGI"), BGFA has voluntarily agreed to cap the expenses of the Master Portfolio at the rate at which the Master Portfolio pays an advisory fee to BGFA by providing an offsetting credit against the investment advisory fees paid by the Master Portfolio in an amount equal to the independent expenses.

For the six months ended June 30, 2006, BGFA waived and/or credited investment advisory fees in the amount of $11,346 for the Master Portfolio.

Investors Bank & Trust Company ("IBT") serves as the custodian and sub-administrator of the Master Portfolio. IBT will not be entitled to receive fees for its custodial services, so long as it is entitled to receive a separate fee from BGI for its services as sub-administrator of the Master Portfolio.

SEI Investments Distribution Company ("SEI") is the sponsor and placement agent for the Master Portfolio. SEI does not receive any fee from the Master Portfolio for acting as placement agent.

Pursuant to an exemptive order issued by the SEC, BGI serves as securities lending agent for MIP. BGI is an affiliate of BGFA, the Master Portfolio's investment adviser. As securities lending agent, BGI receives, as fees, a share of the income earned on investment of the cash collateral received for the loan of securities. For the six months ended June 30, 2006, BGI earned $116,716 in securities lending agent fees for its services to the Master Portfolio.

MIP has entered into an administration services arrangement with BGI, which has agreed to provide general administration services, such as managing and coordinating third-party service relationships (e.g., the Master Portfolio's custodian, financial printer, legal counsel and independent registered public accounting firm), to the Master Portfolio. BGI is not entitled to compensation for providing administration services to the Master Portfolio, for so long as BGI is entitled to compensation for providing administration services to corresponding feeder funds that invest substantially all of their assets in the Master Portfolio, or BGI (or an affiliate) receives investment advisory fees from the Master Portfolio. BGI may delegate certain of its administration duties to sub-administrators.

The Master Portfolio executed cross trades for the six months ended June 30, 2006, pursuant to Rule 17a-7 under the 1940 Act. Cross trading is the buying or selling of portfolio securities between funds to which BGFA (or an affiliate) serves as investment adviser. At its regularly scheduled quarterly meetings, the Board reviews such transactions as of the most recent calendar quarter, for compliance with the requirements and restrictions set forth by Rule 17a-7.

Pursuant to an exemptive order issued by the SEC, the Master Portfolio may invest in certain money market funds managed by BGFA, the Master Portfolio's investment adviser, including the Government Money Market Fund ("GMMF"), Institutional Money Market Fund ("IMMF"), Prime Money Market Fund ("PMMF") and Treasury Money Market Fund ("TMMF") of Barclays Global Investors Funds. The GMMF, IMMF, PMMF and TMMF are feeder funds in a master/feeder fund structure that invest substantially all of their assets in the Government Money Market Master Portfolio, Money Market Master Portfolio, Prime Money Market Master Portfolio and Treasury Money Market Master Portfolio (collectively, the "Master Portfolios"), respectively, which are also managed by BGFA. While the GMMF, IMMF, PMMF and TMMF do not directly charge an investment advisory fee, the Master Portfolios in

S&P 500 Index Master Portfolio
Notes to the Financial Statements (unaudited) (continued)

which they invest do charge an investment advisory fee. Income distributions from the GMMF, IMMF, PMMF and TMMF are declared daily and paid monthly from net investment income. Income distributions earned by the Master Portfolio from temporary cash investments are recorded as interest from affiliated issuers in the accompanying Statement of Operations. Income distributions earned by the Master Portfolio from the investment of securities lending collateral are included in securities lending income in the accompanying Statement of Operations.

The following table provides information about the direct investment by the Master Portfolio (exclusive of investments of securities lending collateral) in issuers of which BGFA is an affiliate, for the six months ended June 30, 2006.

Name of Affiliated Issuer	Number of Shares Held Beginning of Period (in 000s)	Gross Additions (in 000s)	Gross Reductions (in 000s)	Number of Shares Held End of Period (in 000s)	Value at End of Period	Interest Income
IMMF	19,125	3,251,804	3,249,990	20,939	$20,938,914	$596,889

Certain officers and trustees of MIP are also officers of BGI and/or BGFA. As of June 30, 2006, these officers of BGI and/or BGFA collectively owned less than 1% of MIP's outstanding beneficial interests.

3. Investment Portfolio Transactions

Purchases and sales of investment securities (excluding short-term securities and U.S. government obligations) for the Master Portfolio were $64,309,527 and $119,470,637, respectively, for the six months ended June 30, 2006.

4. Portfolio Securities Loaned

The Master Portfolio may lend its investment securities to approved borrowers, such as brokers, dealers and other financial institutions. The borrower pledges and maintains with the Master Portfolio collateral consisting of cash, an irrevocable letter of credit issued by a bank, or securities issued or guaranteed by the U.S. Government. The initial collateral received by the Master Portfolio is required to have a value of at least 102% of the market value of the loaned securities for securities traded on U.S. exchanges and a value of at least 105% for all other securities. The collateral is maintained thereafter, at a value equal to at least 100% of the current market value of the securities on loan. The risks to the Master Portfolio of securities lending are that the borrower may not provide additional collateral when required or may not return the securities when due.

As of June 30, 2006, the Master Portfolio had loaned securities which were collateralized by cash. Pursuant to an exemptive order issued by the SEC, the cash collateral received was invested in a joint account with other investment funds managed by BGFA. The joint account invests in securities with remaining maturities of 397 days or less, repurchase agreements and money market mutual funds, including money market funds managed by BGFA. Repurchase agreements held in the joint account are fully collateralized by U.S. Government securities or non-U.S. Government debt securities. Income from the joint account is allocated daily to the Master Portfolio, based on the Master Portfolio's portion of the total cash collateral received. The market value of the securities on loan as of June 30, 2006 and the value of the related collateral are disclosed in the Master Portfolio's Statement of Assets and Liabilities. Securities lending income, which is disclosed in the Master Portfolio's Statement of Operations, is presented net of rebates paid to, or fees paid by, borrowers.

5. Financial Highlights

Financial highlights for the Master Portfolio were as follows:

	Six Months Ended June 30, 2006 (Unaudited)		Year Ended December 31, 2005	Year Ended December 31, 2004	Year Ended December 31, 2003	Year Ended December 31, 2002	Year Ended December 31, 2001
Ratio of expenses to average net assets(a)	0.05%		0.05%	0.05%	0.05%	0.05%	0.05%
Ratio of expenses to average net assets prior to expense reductions	0.05%		n/a	n/a	n/a	n/a	n/a
Ratio of net investment income to average net assets(a)	1.89%		1.84%	1.91%	1.74%	1.57%	1.31%
Portfolio turnover rate(b)	3%		10%	14%	8%	12%	9%
Total return	2.71	%(c)	4.87%	10.82%	28.52%	(22.05)%	(11.96)%

(a)  Annualized for periods of less than one year.

(b)  Portfolio turnover rates include in-kind transactions, if any.

(c)  Not annualized.

S&P 500 Index Master Portfolio
Board Review and Approval of Investment Advisory Contract (unaudited)

Under Section 15(c) of the Investment Company Act of 1940 (the "1940 Act"), the Master Investment Portfolio ("MIP") Board of Trustees (the "Board"), including a majority of Trustees who are not interested persons of MIP, as that term is defined in the 1940 Act (the "Independent Trustees"), is required annually to consider each Investment Advisory Contract between MIP and BGFA (each, an "Advisory Contract") on behalf of the S&P 500 Index Master Portfolio (the "Master Portfolio"). As required by Section 15(c), the Board requested and BGFA provided such information as the Board deemed to be reasonably necessary to evaluate the terms of the Advisory Contract. At a meeting held on March 15, 2006, the Board approved the selection of BGFA and the continuance of the Advisory Contract, based on its review of qualitative and quantitative information provided by BGFA. In selecting BGFA and approving the Advisory Contract for the Master Portfolio, the Board, including the Independent Trustees, advised by their independent counsel, considered the following factors, none of which was controlling, and made the following conclusions:

Nature, Extent and Quality of Services Provided by BGFA

The Board determined that there would be no diminution in the scope of services required of BGFA under the Advisory Contract for the coming year as compared to the scope of services provided by BGFA over the past year. In reviewing the scope of these services, the Board considered BGFA's investment philosophy and experience, noting that BGFA and its affiliates have committed significant resources over time, including over the past year, to the support of advised accounts, including the Master Portfolio. The Board considered in particular that BGFA's services for the Master Portfolio capitalize on BGFA's core competencies as an industry leader in index management, including the effective use of its proprietary investment model that maximizes efficiencies in implementing index changes and in maintaining fully invested portfolios. The Board also considered services provided by BGFA and its affiliates in connection with analyzing corporate actions, employing customized trading strategies, reviewing securities lending opportunities and the oversight of intermediaries that provide BGI feeder fund shareholder support and processing functions.

The Board also considered BGFA's compliance program and its compliance record with respect to the Master Portfolio. The Board noted that BGFA reports to the Board about portfolio management and compliance matters on a periodic basis in connection with regularly scheduled meetings of the Board and has made appropriate officers available as needed to provide further assistance with these matters. The Board also reviewed the background and experience of the persons responsible for the day-to-day management of the Master Portfolio. In addition to the above considerations, the Board reviewed and considered BGFA's investment processes and strategies, and matters related to BGFA's portfolio transaction policies and procedures. In addition, the Board reviewed the performance of (i) other registered investment companies with substantially similar investment objectives and strategies as the Master Portfolio for which BGFA provides investment advisory services, and (ii) the Master Portfolio's published performance benchmark, the S&P 500 Index. The Board noted that the Master Portfolio underperformed its published benchmark on an annualized basis over five years, three years and in 2005 and that it outperformed the similar investment companies, including iShares funds, for all periods shown. The Board also noted that during BGFA's term as investment adviser, the Master Portfolio has met its investment objectives consistently over time. Based on this review, the Board concluded that the nature, extent and quality of services to be provided by BGFA to the Master Portfolio under the Advisory Contract were appropriate and mitigated in favor of the Board's approval of the Advisory Contract for the coming year.

Master Portfolio's Expenses and Performance of the Master Portfolio

The Board reviewed statistical information prepared by Lipper Inc. ("Lipper"), an independent provider of investment company data, regarding the expense ratio components, including actual advisory fees, waivers/reimbursements, and gross and net total expenses of the Master Portfolio in comparison with the same information for other registered funds, objectively selected solely by Lipper, as comprising the Master Portfolio's applicable peer group (the "Lipper Expense Group"). In addition, the Board reviewed statistical information prepared by Lipper regarding the performance of the Master Portfolio for the one-, three-, five-, and 10-year periods (or since inception) ended December 31, 2005, as

S&P 500 Index Master Portfolio
Board Review and Approval of Investment Advisory Contract (unaudited) (continued)

applicable, as compared to the performance of other registered funds with similar investment objectives, as selected solely by Lipper (the "Lipper Performance Group", and together with the Lipper Expense Group, the "Lipper Groups"). The Board considered that the component funds of the Lipper Groups are publicly available funds, more analogous in overall expense structure to the Barclays Global Investors Funds Index Funds than to underlying Master Portfolios, which are not available for investment except to other investment companies. In support of its review of the statistical information, the Board was provided with a detailed description of the methodology used by Lipper to determine the applicable Lipper Groups and to prepare this information.

The Board noted that the Master Portfolio performed on par with or slightly better than the median performance of the funds in its respective Lipper Performance Group over relevant periods. The Board noted that the advisory fee for the Master Portfolio was generally lower than the advisory fee rates of the funds in its respective Lipper Expense Group, and the overall expenses for the Master Portfolio were generally lower than the overall expenses of the funds in its respective Lipper Expense Group. Based on this review, the Board concluded that the investment advisory fees and expense levels and the historical performance of the Master Portfolio, as managed by BGFA, as compared to the investment advisory fees and expense levels and performance of the funds in the Lipper Groups, were satisfactory for the purposes of approving the Advisory Contract for the coming year.

Costs of Services Provided to Master Portfolio and Profits Realized by BGFA and Affiliates

The Board reviewed information about the profitability to BGFA of the Master Portfolio, MIP, and the Barclays Global Investors Funds, separately and together, based on the fees payable to BGFA and its affiliates (including fees under the Advisory Contract), and all other sources of revenue and expense to BGFA and its affiliates for the last calendar year. The Board discussed the sources of direct and ancillary revenue with management, including the revenues to BGI from securities lending by MIP (including any securities lending by the Master Portfolio), revenues received from transactions for MIP executed through affiliates (including any such transactions for the Master Portfolio), and any fee revenue from any investments by the Master Portfolio in other master portfolios and BGFA-advised funds. The Board also discussed the estimated profitability of other mutual fund families advised by BGFA.

Economies of Scale

In connection with its review of BGFA's profitability analysis, the Board received information regarding economies of scale or other efficiencies that may result from increases in the Master Portfolio's asset levels. The Board noted that the Advisory Contract does not provide any breakpoints in the investment advisory fee rate as a result of any increases in the asset levels of the Master Portfolio. However, the Board noted that the investment advisory fee rate for the Master Portfolio had been set initially at the lower end of the marketplace so as to afford the Master Portfolio's interestholders the opportunity to share in anticipated economies of scale from inception. The Board also noted the difficulty of considering the potential for economies of scale based on advisory services independently and separately from any potential for economies of scale based on other services provided by BGFA and its affiliates. Based on the profitability analysis presented to the Board, which indicated that with respect to the Master Portfolio, BGFA and its affiliates are generally providing services at a loss, with the overall MIP complex posting a slight profit to BGFA and its affiliates for the year, the Board discussed the potential for future economies of scale as the asset levels of the Master Portfolio increase. In light of this analysis and the relatively low investment advisory fee rate for the Master Portfolio, the Board determined that whether further economies of scale may be realized by the Master Portfolio or reflected in fee levels was not a significant factor at this juncture in its consideration of whether to approve the Advisory Contract.

Fees and Services Provided for Other Comparable Funds/Accounts Managed by BGFA and its Affiliates

The Board considered the Master Portfolio's annual investment advisory fee rate under the Advisory Contract in comparison to the investment advisory/management fee rates for other funds/accounts with substantially similar

S&P 500 Index Master Portfolio
Board Review and Approval of Investment Advisory Contract (unaudited) (continued)

investment objectives and strategies for which BGFA (or its affiliate BGI) provides investment advisory/management services, including other funds registered under the 1940 Act, collective funds and separate accounts (together, the "Other Accounts"). The Board noted that BGFA had provided information distinguishing the level of services provided to the Other Accounts from the level of services provided to the Master Portfolio. In the context of the comparative fee analysis, the Board compared the nature and extent of services provided to the Master Portfolio in comparison with the nature and extent of services provided to the Other Accounts, including, among other things, the level of complexity in managing the Master Portfolio and the Other Accounts under differing regulatory requirements and client guidelines.

The Board noted that the investment advisory fee rate under the Advisory Contract for the Master Portfolio was generally within the ranges of the investment advisory/management fee rates for the other funds registered under the 1940 Act and collective funds and higher than the investment management fee rates for the separate accounts. The Board further noted that any differences between the investment advisory fee rate for the Master Portfolio and the investment advisory/management fee rates for the Other Accounts appeared to be attributable to, among other things, the type and level of services provided and/or the asset levels of the Other Accounts. Based on this review, the Board determined that the investment advisory fee rate under the Advisory Contract does not constitute a fee that is so disproportionately large as to bear no reasonable relationship to the services rendered and that could not have been the product of arm's-length bargaining, and concluded that the investment advisory fee rate under the Advisory Contract is fair and reasonable.

Other Benefits to BGFA and/or its Affiliates

The Board reviewed any ancillary revenue received by BGFA and/or its affiliates in connection with the services provided to MIP and the Master Portfolio by BGFA, such as any payment of revenue to BGI, MIP's securities lending agent, for loaning any portfolio securities, payment of administration fees to BGI, MIP's administrator, and payment of advisory fees and/or administration fees to BGFA and BGI in connection with any investments by the Master Portfolio in other funds for which BGFA provides investment advisory services and/or BGI provides administration services, as well as the associated voluntary waivers by BGFA and/or its affiliates of these fees, if any. The Board noted that BGFA does not use soft dollars or consider the value of research or other services that may be provided to BGFA (including its affiliates) in selecting brokers for portfolio transactions for the Master Portfolio. The Board further noted that any portfolio transactions placed through a BGFA affiliate are reported to the Board pursuant to Rule 17e-1 under the 1940 Act. The Board concluded that any ancillary benefits would not be disadvantageous to the Master Portfolio's interestholders.

Based on this analysis, the Board determined that the Advisory Contract, including the investment advisory fee rate thereunder, is fair and reasonable in light of all relevant circumstances and concluded that it is in the best interest of the Master Portfolio and its interestholders to approve the Advisory Contract for the coming year.

Atlas Funds

794 Davis Street

San Leandro, CA 94577

1-800-933-ATLAS

www.atlasfunds.com

Printed on recycled paper	AT-1372 (AS63M0806) RE4609-02

Item 2. Code of Ethics.

Not applicable to this filing.

Item 3. Audit Committee Financial Expert.

Not applicable to this filing.

Item 4. Principal Accountant Fees and Services.

Not applicable to this filing.

Item 5.  Audit Committee of Listed Registrants.

Not applicable to this filing.

Item 6.  Schedule of Investments

Not applicable to this filing.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to this registrant.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to this registrant.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to this registrant.

Item 10.  Submission of Matters to a Vote of Security Holders.

Not applicable to this filing.

Item 11. Controls and Procedures.

(a) The Registrant’s Principal Executive Officer and Principal Financial Officer concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) were effective as of a date within 90 days prior to the filing date of this report, based on their evaluation of the effectiveness of the Registrant’s disclosure controls and procedures as of the Evaluation Date.

(b) There were no significant changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a)(1) Not applicable to this filing.

(a)(2) Section 302 Certification letters are attached.

(b) Section 906 Certifications are attached.

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Atlas Funds

By:	/s/ W. Lawrence Key
W. Lawrence Key
President and Chief Operating Officer
(as Principal Executive Officer)

Date:	August 23, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ W. Lawrence Key
W. Lawrence Key
President and Chief Operating Officer
(as Principal Executive Officer)

Date:	August 23, 2006

By:	/s/ Gene A. Johnson
Gene A. Johnson
Vice President and Treasurer
(Principal Financial Officer)

Date:	August 23, 2006